UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/11

Item 1.	Reports to Stockholders.

JUNE 30, 2011

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL

REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST SEMIANNUAL REPORT

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS 1

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

This semiannual report for Franklin Global Real Estate Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Global Real Estate Securities Fund – Class 1 delivered a +6.59% total return* for the six-month period ended 6/30/11.

*The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five-year period, starting on 5/1/07, with there being no increase in the rate of such fees for the first year ended 4/30/08. For each of four years thereafter through 4/30/12, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning 5/1/12, the full new investment management and administration fees will then be in effect. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Real Estate Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Global Real Estate Securities Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its new benchmark, the FTSE EPRA/NAREIT Developed Index, which posted a +6.07% total return. However, the Fund underperformed its previous benchmark, the Standard & Poor’s (S&P) Global REIT Index, which produced a +10.02% total return for the same period.1 The FTSE EPRA/NAREIT Developed Index replaced the S&P Global REIT Index as the Fund’s benchmark because we believe the new index better reflects the Fund’s portfolio composition.

Economic and Market Overview

Global stock markets rose in the first half of 2011, though the positive momentum from the previous year waned as European sovereign debt turmoil escalated and signs emerged of an economic slowdown. Furthermore, geopolitical unrest sweeping the Middle East and North Africa roiled oil markets, and a devastating earthquake and tsunami in Japan severely disrupted global supply chains during the period. While the market recovered from these interferences, economic growth concerns persisted. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world’s largest economy, and manufacturing slowed in most major regions of the world. Japan’s earthquake, an early surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Nascent monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally. Asian and emerging market policymakers tightened aggressively as inflation reached post-crisis highs in many regions, while the European Central Bank raised interest rates for the first time in two years, deviating from the extraordinarily accommodative path of the Fed, which undertook a second round of quantitative easing during the reporting period.

Amid concerns of sustained accommodative monetary policy and declining economic growth rates in the U.S., politicians debated whether to raise the nation’s debt ceiling. Sovereign debt concerns continued to

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: As a nondiversified Fund that invests at least 80% of its assets in companies located anywhere in the world that operate in the real estate sector, the Fund carries much greater risk of adverse developments affecting that sector than a fund that invests more broadly. REITs may be affected by any change in the value of the properties owned and by their location, rental income, financing and management. The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging or developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

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plague Europe, with Greece, Ireland, Portugal and Spain subject to rating downgrades in the first half of 2011. At period-end, European politicians were working to pass painful austerity budgets despite fierce popular resistance, and discussions were ongoing about restructuring debt payments of the region’s most troubled sovereigns. Despite these challenges, continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported stock prices. Equity market leadership rotated toward defensive sectors as risk aversion increased, buoying even U.S. Treasuries toward period-end as near-term demand for perceived safe havens outweighed longer term concerns about the deteriorating U.S. credit profile. The dollar ultimately declined, however, against most currencies, broadly reflecting divergent interest rate and/or economic growth expectations.

Global Real Estate Market Overview

Most global real estate markets rose during the reporting period, as real estate securities in many countries benefited from relatively strong investment markets, corporate optimism, and solid price growth across multiple markets. According to the FTSE EPRA/NAREIT Developed Index, in U.S. dollar terms, Italy, France and Switzerland led developed country real estate markets. Other markets that posted strong results included Norway, Austria and New Zealand. Some developed markets represented in the index lost value, however, such as Japan, Singapore and Hong Kong.

Investment Strategy

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek strong total return performance. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up, value-oriented stock selection process that incorporates macro-level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We may use forward currency exchange contracts from time to time to help manage currency risk and the Fund’s exposure to various currencies.

What is a forward currency exchange contract?

A forward currency exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

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Manager’s Discussion

During the six months under review, significant contributors to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index included Chinese diversified property company Evergrande Real Estate Group,2 U.S.-based office REIT Boston Properties and U.K.-based diversified REIT Land Securities Group. Evergrande Real Estate Group added significantly to the Fund’s absolute and relative returns as its share price surged due to strong sales growth and attractive valuation. The company generated robust results despite interest rate increases by the People’s Bank of China during the period under review. In our view, the company may be better positioned than its peers in China’s credit tightening environment because of its larger exposure to second and third tier Chinese cities, which generally have stronger sales volume growth than higher priced first tier cities. Boston Properties benefited from the Fed’s second round of quantitative easing, since office REITs are especially sensitive to economic trends. Shares of Boston Properties, which owns office buildings in New York, Washington, DC, San Francisco and Boston, rallied after the company’s management reported robust first-quarter results and provided higher-than-expected guidance for the full year of 2011. Land Securities Group, the U.K.’s largest REIT, performed well relative to the benchmark index after reporting impressive results, especially from its London properties, for its fiscal year ended March 31. The Fund’s overweighted positions in U.S.-based REIT Prologis and U.K.-based office REIT Great Portland also benefited relative performance. Industrial REIT Prologis, which owns properties in the U.S., Europe and Asia, outperformed due to increasing tenant demand for distribution facilities. Increasing rental rate and capital value trends for central London offices boosted Great Portland’s share price.

Significant detractors from relative Fund performance included Japanese property companies Mitsui Fudosan and Mitsubishi Estate, Japanese office REIT Kenedix Realty Investment, Hong Kong-based diversified real estate company Hang Lung Properties and Singapore-based Keppel Land. Share prices of Mitsui Fudosan, Mitsubishi Estate and Kenedix Realty declined due to investor concerns about Japan’s economy and a delayed recovery in office space demand following Japan’s major earthquake and tsunami. Hang Lung Properties generated robust profits from its core business, property leasing in Hong Kong

2. This holding is not an index component.

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and mainland China, but the company’s shares underperformed due to concerns about the impact of rising mortgage interest rates on property sales. In Singapore, Keppel Land underperformed due to the government’s policy to increase the land supply for residential development.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your participation in Franklin Global Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Global Real Estate Securities Fund

6/30/11

Company Sector/Industry, Country	% of Total Net Assets
Simon Property Group Inc.	4.6%
Retail REITs, U.S.
Sun Hung Kai Properties Ltd.	3.8%
Diversified Real Estate Activities, Hong Kong
Unibail-Rodamco SE	3.2%
Retail REITs, France
Mitsui Fudosan Co. Ltd.	2.9%
Diversified Real Estate Activities, Japan
Prologis Inc.	2.9%
Industrial REITs, U.S.
Boston Properties Inc.	2.9%
Office REITs, U.S.
Mitsubishi Estate Co. Ltd.	2.8%
Diversified Real Estate Activities, Japan
Equity Residential	2.5%
Residential REITs, U.S.
Vornado Realty Trust	2.0%
Diversified REITs, U.S.
Land Securities Group PLC	2.0%
Diversified REITs, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Real Estate Securities Fund Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,065.90	$4.76
Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 1 shares (0.93%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.12	$11.16	$10.84	$25.42	$35.25	$32.55

Income from investment operations[a]:
Net investment income[b]	0.09	0.38	0.30	0.62	0.80	0.67
Net realized and unrealized gains (losses)	0.75	1.94	1.36	(9.10)	(7.56)	5.40

Total from investment operations	0.84	2.32	1.66	(8.48)	(6.76)	6.07

Less distributions from:
Net investment income and net realized foreign currency gains	(1.03)	(0.36)	(1.34)	(0.32)	(0.81)	(0.75)
Net realized gains	—	—	—	(5.78)	(2.26)	(2.62)

Total distributions	(1.03)	(0.36)	(1.34)	(6.10)	(3.07)	(3.37)

Net asset value, end of period	$12.93	$13.12	$11.16	$10.84	$25.42	$35.25

Total return[c]	6.59%	21.24%	19.41%	(42.22)%	(20.65)%	20.87%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.11%	1.11%	1.11%	1.08%	0.84%	0.50%
Expenses net of waiver and payments by affiliates	0.93%	0.86%	0.76% [e]	0.60% [e]	0.52% [e]	0.50% [e]
Net investment income	1.38%	3.24%	3.13%	3.41%	2.57%	2.04%

Supplemental data
Net assets, end of period (000’s)	$40,281	$40,430	$38,486	$39,018	$83,250	$140,487
Portfolio turnover rate	18.73%	76.52%	87.34%	77.28%	121.84%	31.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.83	$10.92	$10.61	$24.97	$34.67	$32.08

Income from investment operations[a]:
Net investment income[b]	0.07	0.34	0.27	0.56	0.72	0.58
Net realized and unrealized gains (losses)	0.74	1.90	1.33	(8.93)	(7.43)	5.31

Total from investment operations	0.81	2.24	1.60	(8.37)	(6.71)	5.89

Less distributions from:
Net investment income and net realized foreign currency gains	(0.99)	(0.33)	(1.29)	(0.21)	(0.73)	(0.68)
Net realized gains	—	—	—	(5.78)	(2.26)	(2.62)

Total distributions	(0.99)	(0.33)	(1.29)	(5.99)	(2.99)	(3.30)

Net asset value, end of period	$12.65	$12.83	$10.92	$10.61	$24.97	$34.67

Total return[c]	6.56%	20.97%	19.08%	(42.39)%	(20.86)%	20.58%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.36%	1.36%	1.36%	1.33%	1.09%	0.75%
Expenses net of waiver and payments by affiliates	1.18%	1.11%	1.01% [e]	0.85% [e]	0.77% [e]	0.75% [e]
Net investment income	1.13%	2.99%	2.88%	3.16%	2.32%	1.79%

Supplemental data
Net assets, end of period (000’s)	$353,775	$352,854	$345,445	$343,701	$893,837	$1,491,571
Portfolio turnover rate	18.73%	76.52%	87.34%	77.28%	121.84%	31.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks 97.6%
Diversified Real Estate Activities 13.2%
City Developments Ltd.	Singapore	73,000	$618,090
Hang Lung Properties Ltd.	Hong Kong	1,750,000	7,196,325
Mitsubishi Estate Co. Ltd.	Japan	641,600	11,205,386
Mitsui Fudosan Co. Ltd.	Japan	662,000	11,331,420
Sun Hung Kai Properties Ltd.	Hong Kong	1,028,000	14,927,747
The Wharf Holdings Ltd.	Hong Kong	949,500	6,594,979

			51,873,947

Diversified REITs 12.1%
American Assets Trust Inc.	United States	87,900	1,973,355
British Land Co. PLC	United Kingdom	625,000	6,106,143
Canadian REIT	Canada	73,600	2,534,378
Colonial Properties Trust	United States	152,600	3,113,040
GPT Group	Australia	1,806,407	6,121,523
H&R REIT	Canada	168,300	3,777,433
Kenedix Realty Investment Corp.	Japan	623	2,398,981
Land Securities Group PLC	United Kingdom	562,062	7,685,494
Liberty Property Trust	United States	37,300	1,215,234
Shaftesbury PLC	United Kingdom	187,400	1,586,500
Stockland	Australia	855,788	3,129,517
Vornado Realty Trust	United States	84,227	7,848,272

			47,489,870

Industrial REITs 5.5%
Ascendas REIT	Singapore	896,000	1,488,105
Goodman Group	Australia	6,803,922	5,144,051
Japan Logistics Fund Inc.	Japan	205	1,907,273
Mapletree Logistics Trust	Singapore	1,392,280	1,042,821
[a]Mapletree Logistics Trust, 144A	Singapore	1,054,100	789,524
ProLogis Inc.	United States	314,171	11,259,902

			21,631,676

Office REITs 12.0%
Alexandria Real Estate Equities Inc.	United States	50,800	3,932,936
Boston Properties Inc.	United States	105,900	11,242,344
CapitaCommercial Trust	Singapore	3,236,000	3,820,076
Champion REIT	Hong Kong	4,693,196	2,635,560
Commonwealth Property Office Fund	Australia	1,606,646	1,619,589
Derwent London PLC	United Kingdom	50,360	1,474,207
Douglas Emmett Inc.	United States	55,600	1,105,884
Great Portland Estates PLC	United Kingdom	517,436	3,621,934
Highwoods Properties Inc.	United States	57,500	1,904,975
Investa Office Fund	Australia	2,547,582	1,762,157
Japan Real Estate Investment Co.	Japan	379	3,723,856
Kilroy Realty Corp.	United States	86,100	3,400,089
Lexington Realty Trust	United States	103,300	943,129
Silic	France	13,300	1,908,448
SL Green Realty Corp.	United States	50,200	4,160,074

			47,255,258

Real Estate Development 4.0%
Agile Property Holdings Ltd.	China	1,112,000	1,723,355
China Overseas Land & Investment Ltd.	Hong Kong	976,000	2,094,542
Evergrande Real Estate Group Ltd.	China	4,201,000	2,753,250
Keppel Land Ltd.	Singapore	1,017,000	2,997,264
KWG Property Holdings Ltd.	China	2,370,500	1,571,855

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks (continued)
Real Estate Development (continued)
Sino Land Co. Ltd.	Hong Kong	1,052,000	$1,689,851
Soho China Ltd.	China	2,408,000	2,153,716
[b]Sunac China Holdings Ltd.	China	2,595,000	920,384

			15,904,217

Real Estate Operating Companies 6.8%
Brookfield Office Properties Inc.	Canada	207,000	3,999,803
Deutsche Euroshop AG	Germany	24,510	966,774
Fastighets AB Hufvudstaden, A	Sweden	322,870	3,868,999
[b]Forest City Enterprises Inc., A	United States	54,770	1,022,556
[a,b]Global Logistic Properties Ltd., 144A	Singapore	1,474,000	2,472,067
Hongkong Land Holdings Ltd.	Hong Kong	767,000	5,461,040
Hysan Development Co. Ltd.	Hong Kong	994,000	4,930,562
PSP Swiss Property AG	Switzerland	29,600	2,811,085
Sponda OYJ	Finland	220,000	1,279,322

			26,812,208

Residential REITs 8.5%
American Campus Communities Inc.	United States	73,200	2,600,064
AvalonBay Communities Inc.	United States	39,390	5,057,676
Boardwalk REIT	Canada	50,400	2,524,313
BRE Properties Inc.	United States	17,400	867,912
Camden Property Trust	United States	58,400	3,715,408
Equity Lifestyle Properties Inc.	United States	16,500	1,030,260
Equity Residential	United States	162,000	9,720,000
Essex Property Trust Inc.	United States	29,880	4,042,465
Nippon Accommodations Fund Inc.	Japan	245	1,838,147
UDR Inc.	United States	84,170	2,066,373

			33,462,618

Retail REITs 24.7%
CFS Retail Property Trust	Australia	1,022,557	1,990,311
Charter Hall Retail REIT	Australia	660,340	2,266,076
Corio NV	Netherlands	56,831	3,766,296
Developers Diversified Realty Corp.	United States	193,176	2,723,782
Eurocommercial Properties NV	Netherlands	54,350	2,703,377
Federal Realty Investment Trust	United States	46,600	3,969,388
Frontier Real Estate Investment Corp.	Japan	199	1,750,102
General Growth Properties	United States	87,500	1,460,375
Glimcher Realty Trust	United States	43,900	417,050
Hammerson PLC	United Kingdom	588,260	4,542,058
Japan Retail Fund Investment Corp.	Japan	1,369	2,105,238
Kimco Realty Corp.	United States	154,600	2,881,744
Klepierre	France	40,000	1,651,141
The Link REIT	Hong Kong	1,421,100	4,857,681
The Macerich Co.	United States	116,190	6,216,165
Realty Income Corp.	United States	52,300	1,751,527
Regency Centers Corp.	United States	63,100	2,774,507
RioCan REIT	Canada	107,700	2,897,618
Simon Property Group Inc.	United States	154,644	17,974,272
Suntec REIT	Singapore	1,951,000	2,382,561
Taubman Centers Inc.	United States	68,000	4,025,600
Unibail-Rodamco SE	France	55,003	12,718,147
Westfield Group	Australia	741,918	6,890,180
Westfield Retail Trust	Australia	903,854	2,626,784

			97,341,980

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks (continued)
Specialized REITs 10.8%
CDL Hospitality Trusts	Singapore	1,568,000	$2,629,716
HCP Inc.	United States	174,100	6,387,729
Health Care REIT Inc.	United States	113,500	5,950,805
Healthcare Realty Trust Inc.	United States	42,700	880,901
Host Hotels & Resorts Inc.	United States	410,939	6,965,416
[b]Hyatt Hotels Corp.	United States	34,150	1,394,003
LaSalle Hotel Properties	United States	44,400	1,169,496
Nationwide Health Properties Inc.	United States	41,000	1,697,810
Pebblebrook Hotel Trust	United States	53,730	1,084,809
Public Storage	United States	61,100	6,966,011
Senior Housing Properties Trust	United States	21,700	507,997
Starwood Hotels & Resorts Worldwide Inc.	United States	59,700	3,345,588
Ventas Inc.	United States	69,600	3,668,616

			42,648,897

Total Common Stocks (Cost $274,546,295)			384,420,671

Convertible Preferred Stocks (Cost $967,500) 0.2%
Specialized REITs 0.2%
Health Care REIT Inc., 6.50%, cvt. pfd.	United States	19,350	999,427

Total Investments before Short Term Investments (Cost $275,513,795)			385,420,098

		Principal Amount
Short Term Investments (Cost $8,609,483) 2.2%
Repurchase Agreements 2.2%
[c]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $8,609,484)	United States	$8,609,483	8,609,483
Barclays Capital Inc. (Maturity Value $737,746)
BNP Paribas Securities Corp. (Maturity Value $1,967,267)
Credit Suisse Securities (USA) LLC (Maturity Value $1,475,407)
Deutsche Bank Securities Inc. (Maturity Value $986,389)
HSBC Securities (USA) Inc. (Maturity Value $737,747)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $491,774)
Morgan Stanley & Co. LLC (Maturity Value $737,747)
UBS Securities LLC (Maturity Value $1,475,407)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 - 9/13/19;
[d]U.S. Government Agency Discount Notes, 9/28/11 - 12/28/11;
[d]U.S. Treasury Bills, 8/04/11 - 8/25/11; U.S. Treasury Bonds,
7.25% - 11.25%, 2/15/15 - 5/15/16; and U.S. Treasury Notes,
0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $8,803,626)

Total Investments (Cost $284,123,278) 100.0%			394,029,581
Other Assets, less Liabilities 0.0%†			26,018

Net Assets 100.0%			$394,055,599

See Abbreviations on page FGR-22.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $3,261,591, representing 0.83% of net assets.

bNon-income producing.

cSee Note 1(c) regarding joint repurchase agreement.

dThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGR-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Global Real Estate Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$275,513,795
Cost - Repurchase agreements	8,609,483

Total cost of investments	$284,123,278

Value - Unaffiliated issuers	$385,420,098
Value - Repurchase agreements	8,609,483

Total value of investments	394,029,581
Foreign currency, at value (cost $96,859)	98,573
Receivables:
Capital shares sold	10,864
Dividends	1,333,380
Other assets	101

Total assets	395,472,499

Liabilities:
Payables:
Investment securities purchased	488,250
Capital shares redeemed	327,529
Affiliates	485,180
Reports to shareholders	105,826
Accrued expenses and other liabilities	10,115

Total liabilities	1,416,900

Net assets, at value	$394,055,599

Net assets consist of:
Paid-in capital	$667,287,816
Distributions in excess of net investment income	(16,816,331)
Net unrealized appreciation (depreciation)	109,909,592
Accumulated net realized gain (loss)	(366,325,478)

Net assets, at value	$394,055,599

Class 1:
Net assets, at value	$40,280,915

Shares outstanding	3,114,296

Net asset value and maximum offering price per share	$12.93

Class 2:
Net assets, at value	$353,774,684

Shares outstanding	27,975,754

Net asset value and maximum offering price per share	$12.65

The accompanying notes are an integral part of these financial statements.

FGR-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Global Real Estate Securities Fund
Investment income:
Dividends (net of foreign taxes of $329,944)	$4,520,437
Interest	3,682

Total investment income	4,524,119

Expenses:
Management fees (Note 3a)	1,567,440
Administrative fees (Note 3b)	489,825
Distribution fees: (Note 3c)
Class 2	439,760
Class 4	2
Unaffiliated transfer agent fees	683
Custodian fees (Note 4)	20,629
Reports to shareholders	59,029
Professional fees	22,973
Trustees’ fees and expenses	838
Other	14,210

Total expenses	2,615,389
Expenses waived/paid by affiliates (Note 3e)	(349,586)

Net expenses	2,265,803

Net investment income	2,258,316

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	17,196,484
Realized gain distributions from REITs	993,312
Foreign currency transactions	(343)

Net realized gain (loss)	18,189,453

Net change in unrealized appreciation (depreciation) on:
Investments	4,529,600
Translation of other assets and liabilities denominated in foreign currencies	26,368

Net change in unrealized appreciation (depreciation)	4,555,968

Net realized and unrealized gain (loss)	22,745,421

Net increase (decrease) in net assets resulting from operations	$25,003,737

The accompanying notes are an integral part of these financial statements.

FGR-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Real Estate Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$2,258,316	$11,368,681
Net realized gain (loss) from investments, realized gain distributions from REITs and foreign currency transactions	18,189,453	30,326,027
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	4,555,968	30,011,274

Net increase (decrease) in net assets resulting from operations	25,003,737	71,705,982

Distributions to shareholders from net investment income and net foreign currency gains:
Class 1	(2,965,988)	(1,153,555)
Class 2	(25,849,452)	(9,661,113)
Class 4	—	(70)

Total distributions to shareholders	(28,815,440)	(10,814,738)

Capital share transactions: (Note 2)
Class 1	222,655	(4,330,791)
Class 2	4,361,145	(47,207,542)
Class 4	(2,896)	—

Total capital share transactions	4,580,904	(51,538,333)

Net increase (decrease) in net assets	769,201	9,352,911
Net assets:
Beginning of period	393,286,398	383,933,487

End of period	$394,055,599	$393,286,398

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(16,816,331)	$9,740,793

The accompanying notes are an integral part of these financial statements.

FGR-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Global Real Estate Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2011, 60.61% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. On March 4, 2011, the Fund liquidated Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

FGR-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

FGR-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FGR-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011[a]		Year Ended December 31, 2010[b]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	15,673	$215,884	33,091	$392,138
Shares issued in reinvestment of distributions	235,958	2,965,988	100,659	1,153,555
Shares redeemed	(219,833)	(2,959,217)	(500,801)	(5,876,484)

Net increase (decrease)	31,798	$222,655	(367,051)	$(4,330,791)

Class 2 Shares:
Shares sold	257,593	$3,397,372	398,129	$4,697,314
Shares issued in reinvestment of distributions	2,103,291	25,849,452	860,295	9,661,113
Shares redeemed	(1,886,974)	(24,885,679)	(5,381,053)	(61,565,969)

Net increase (decrease)	473,910	$4,361,145	(4,122,629)	$(47,207,542)

Class 4 Shares:
Shares redeemed	(214)	$(2,896)

Net increase (decrease)	(214)	$(2,896)

[a]Effective	March 4, 2011, Class 4 was liquidated.
[b]During	the year Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	Over $1 billion, up to and including $1.5 billion
0.600%	Over $1.5 billion, up to and including $6.5 billion
0.580%	Over $6.5 billion, up to and including $11.5 billion
0.560%	Over $11.5 billion, up to and including $16.5 billion
0.540%	Over $16.5 billion, up to and including $19 billion
0.530%	Over $19 billion, up to and including $21.5 billion
0.520%	In excess of $21.5 billion

FGR-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted a distribution plan for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and FT Institutional have contractually agreed in advance to waive or limit their respective fees so that the increase in the Fund’s investment management and fund administration fees that became effective May 1, 2007 is phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$151,234,938
2017	207,448,609
2018	2,192,369

$360,875,916

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

FGR-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

5. INCOME TAXES (continued)

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$321,170,328

Unrealized appreciation	$86,884,165
Unrealized depreciation	(14,024,912)

Net unrealized appreciation (depreciation)	$72,859,253

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $73,205,735 and $89,090,488, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

FGR-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a,b]	$385,420,098	$—	$—	$385,420,098
Short Term Investments	—	8,609,483	—	8,609,483

Total Investments in Securities	$385,420,098	$8,609,483	$—	$394,029,581

aIncludes common and convertible preferred stocks.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

FGR-22

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Franklin Global Real Estate Securities Fund

At December 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class 1 and Class 2 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0214	$0.4688
Class 2	$0.0214	$0.4541

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

FGR-23

FRANKLIN GROWTH AND INCOME SECURITIES FUND

This semiannual report for Franklin Growth and Income Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Growth and Income Securities Fund – Class 1 delivered a +5.21% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Growth and Income Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGI-1

Fund Goals and Main Investments: Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which produced a +6.02% total return.1 The Fund also underperformed its peers as measured by the Lipper VIP Equity Income Funds Classification Average, which posted a +5.85% return for the same period.2 Please note that the Fund invests primarily in stocks with above average dividend yields. As a result, its holdings and returns may differ from those of the S&P 500, which include nondividend-paying stocks and do not focus on dividend yield.

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended June 30, 2011. Business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

The unemployment rate improved in the first quarter when job creation began to gain some traction. However, government payrolls continued to trend down and job creation slowed in the second quarter, causing the unemployment rate to end the period at 9.2%.3 Consumer spending rose for 11 consecutive months through May but declined in June as concerns about job growth and rising gasoline and food prices dampened consumer confidence. To offset the disruption of global oil supply caused by the conflicts in Libya, the International Energy Agency announced in June the release of 60 million barrels of oil in July from strategic reserves of the U.S. and 27 other nations. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with housing market weakness and massive debt at period-end.

1. Source: © 2011 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. The Fund may have significant investments in particular sectors from time to time, such as financial services, energy, health care/pharmaceuticals, technology and telecommunications, and industrials, and may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Changes in the financial strength of a debt issuer or in the rating of its securities may affect the securities’ value and, as a result, impact Fund performance. Investments in high yield, lower rated (junk) bonds, generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing, especially in developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

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Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Investors’ attitudes shifted with each release of economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. Ultimately, stock indexes produced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and record-high corporate earnings growth.

Investment Strategy

We invest in a broadly diversified portfolio of equity securities that we consider to be financially strong. To help identify such companies, we use a current relative yield analysis that focuses on a company’s dividend yield (calculated by dividing a stock’s annual per share dividends by its per share market price). This results in a relative yield range for each company that can assist us in determining whether we believe a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, we seek to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

Manager’s Discussion

The Fund’s performance during the first six months of 2011 was aided primarily by its investments in the energy, industrials and health care sectors. Within the energy sector, our position in Halliburton, a U.S.-based oilfield services company operating throughout the world, appreciated in value as oil prices rose and demand increased for the company’s wide range of services, especially in regard to the production of oil and natural gas in U.S. shale formations. Major oil and gas producers such as Chesapeake Energy, Exxon Mobil and Conoco-Phillips also supported the Fund’s strong results within the energy sector. Among industrials stocks, our holding in heavy machinery and

FGI-3

equipment manufacturer Caterpillar performed well, as did industrial conglomerate 3M, and aerospace and defense manufacturers Boeing and General Dynamics. Pharmaceuticals giants Pfizer and Roche Holding were key health care sector contributors.

The Fund also had some disappointments from a variety of sectors and industries, most notably within the financials and materials sectors. Financials was one of the worst performing sectors of 2011’s first half, and key Fund detractors included common stock holdings in Bank of America and supplemental life and health insurer Aflac. Among the large detractors in the materials sector was Freeport-McMoRan Copper & Gold. The company’s share price suffered generally from the softening global economic growth outlook, resulting in a perceived weakening in demand for copper following all-time highs, and more specifically from an imminent miners’ strike at one of its Indonesian operations.

Elsewhere, the Fund’s equity-linked note of U.S. network equipment maker Cisco Systems lost considerable value during the six-month period after the company lowered projected sales and sought to restructure its most crucial business segments. The company has been struggling to offset its high exposure to the challenged public sector, price competition in switching (most notably from Hewlett-Packard), and share losses from disrupted partner relationships due to the company’s push into computing. In response to these challenges, Cisco management is working aggressively to restructure the business and to increase focus on its core routing and switching markets as a means to stem share losses and to protect margins. We remain encouraged by our assessment that public sector spending, while currently challenged, should begin to improve as tax revenues grow with economic activity. We also believe customer engagement with Cisco remains high and company management is in the process of refocusing the business.

Another major detractor was discount retail chain Target, whose share price fell as U.S. retail sales were generally softer than expected and because a higher percentage of the company’s sales were generated from lower margin segments, negatively impacting profitability.

Top 10 Holdings

Franklin Growth and Income Securities Fund

6/30/11

Company Sector/Industry	% of Total Net Assets
Wells Fargo & Co.	2.9%
Financials
Roche Holding AG (Switzerland)	2.5%
Health Care
Bank of America Corp.	2.2%
Financials
NIKE Inc.	2.1%
Consumer Discretionary
Intel Corp.	2.1%
Information Technology
Microchip Technology Inc.	2.1%
Information Technology
Chevron Corp.	2.1%
Energy
Xerox Corp.	2.0%
Information Technology
PepsiCo Inc.	2.0%
Consumer Staples
Merck & Co. Inc.	2.0%
Health Care

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGI-4

Thank you for your participation in Franklin Growth and Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FGI-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Growth and Income Securities Fund Class 1

FGI-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,052.10	$2.95
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$2.91

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.58%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGI-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.76	$10.47	$8.72	$15.07	$16.83	$15.60

Income from investment operations[a]:
Net investment income[b]	0.17	0.38	0.31	0.39	0.41	0.42
Net realized and unrealized gains (losses)	0.42	1.32	1.92	(5.17)	(0.82)	2.05

Total from investment operations	0.59	1.70	2.23	(4.78)	(0.41)	2.47

Less distributions from:
Net investment income	(0.46)	(0.41)	(0.48)	(0.45)	(0.42)	(0.43)
Net realized gains	—	—	—	(1.12)	(0.93)	(0.81)

Total distributions	(0.46)	(0.41)	(0.48)	(1.57)	(1.35)	(1.24)

Net asset value, end of period	$11.89	$11.76	$10.47	$8.72	$15.07	$16.83

Total return[c]	5.21%	16.93%	26.82%	(34.95)%	(3.46)%	17.05%
Ratios to average net assets[d]
Expenses	0.58%	0.59%	0.60% [e]	0.55% [e]	0.52% [e]	0.54% [e]
Net investment income	2.76%	3.62%	3.46%	3.17%	2.47%	2.63%

Supplemental data
Net assets, end of period (000’s)	$172,214	$176,590	$174,403	$162,936	$306,691	$388,751
Portfolio turnover rate	19.01%	26.83%	51.05%	30.66%	36.66%	23.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.60	$10.33	$8.59	$14.86	$16.62	$15.42

Income from investment operations[a]:
Net investment income[b]	0.15	0.35	0.28	0.35	0.37	0.37
Net realized and unrealized gains (losses)	0.41	1.31	1.90	(5.10)	(0.82)	2.03

Total from investment operations	0.56	1.66	2.18	(4.75)	(0.45)	2.40

Less distributions from:
Net investment income	(0.43)	(0.39)	(0.44)	(0.40)	(0.38)	(0.39)
Net realized gains	—	—	—	(1.12)	(0.93)	(0.81)

Total distributions	(0.43)	(0.39)	(0.44)	(1.52)	(1.31)	(1.20)

Net asset value, end of period	$11.73	$11.60	$10.33	$8.59	$14.86	$16.62

Total return[c]	5.00%	16.68%	26.55%	(35.14)%	(3.71)%	16.76%
Ratios to average net assets[d]
Expenses	0.83%	0.84%	0.85% [e]	0.80% [e]	0.77% [e]	0.79% [e]
Net investment income	2.51%	3.37%	3.21%	2.92%	2.22%	2.38%

Supplemental data
Net assets, end of period (000’s)	$143,057	$151,481	$152,077	$141,359	$312,692	$348,724
Portfolio turnover rate	19.01%	26.83%	51.05%	30.66%	36.66%	23.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 80.8%
Consumer Discretionary 7.9%
Comcast Corp., A	United States	157,280	$3,985,476
The Home Depot Inc.	United States	107,900	3,908,138
Limited Brands Inc.	United States	122,300	4,702,435
NIKE Inc., B	United States	75,100	6,757,498
Target Corp.	United States	116,500	5,465,015

			24,818,562

Consumer Staples 7.9%
The Coca-Cola Co.	United States	85,600	5,760,024
Diageo PLC, ADR	United Kingdom	59,300	4,854,891
PepsiCo Inc.	United States	90,000	6,338,700
The Procter & Gamble Co.	United States	59,300	3,769,701
Unilever NV, N.Y. shs.	Netherlands	127,200	4,178,520

			24,901,836

Energy 10.3%
Chevron Corp.	United States	63,200	6,499,488
ConocoPhillips	United States	72,200	5,428,718
Exxon Mobil Corp.	United States	67,744	5,513,007
Halliburton Co.	United States	116,600	5,946,600
Schlumberger Ltd.	United States	51,600	4,458,240
Spectra Energy Corp.	United States	166,900	4,574,729

			32,420,782

Financials 9.7%
Aflac Inc.	United States	129,800	6,059,064
Bank of America Corp.	United States	253,100	2,773,976
JPMorgan Chase & Co.	United States	147,570	6,041,516
Marsh & McLennan Cos. Inc.	United States	130,400	4,067,176
T. Rowe Price Group Inc.	United States	90,000	5,430,600
Wells Fargo & Co.	United States	170,000	4,770,200
Weyerhaeuser Co.	United States	67,527	1,476,140

			30,618,672

Health Care 9.0%
Abbott Laboratories	United States	72,400	3,809,688
Johnson & Johnson	United States	86,400	5,747,328
Merck & Co. Inc.	United States	178,861	6,312,005
Pfizer Inc.	United States	220,500	4,542,300
Roche Holding AG	Switzerland	47,900	8,015,616

			28,426,937

Industrials 13.5%
3M Co.	United States	61,600	5,842,760
The Boeing Co.	United States	38,600	2,853,698
Caterpillar Inc.	United States	36,600	3,896,436
Emerson Electric Co.	United States	85,200	4,792,500
General Dynamics Corp.	United States	70,600	5,261,112
General Electric Co.	United States	333,600	6,291,696
J.B. Hunt Transport Services Inc.	United States	71,500	3,366,935
Republic Services Inc.	United States	150,000	4,627,500
United Parcel Service Inc., B	United States	75,800	5,528,094

			42,460,731

FGI-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks (continued)
Information Technology 11.0%
Intel Corp.	United States	302,900	$6,712,264
International Business Machines Corp.	United States	36,400	6,244,420
Microchip Technology Inc.	United States	174,700	6,622,877
Microsoft Corp.	United States	195,700	5,088,200
Paychex Inc.	United States	115,700	3,554,304
Xerox Corp.	United States	620,100	6,455,241

			34,677,306

Materials 3.4%
E. I. du Pont de Nemours and Co.	United States	112,900	6,102,245
Freeport-McMoRan Copper & Gold Inc., B	United States	89,538	4,736,560

			10,838,805

Telecommunication Services 4.7%
AT&T Inc.	United States	192,897	6,058,895
Verizon Communications Inc.	United States	122,200	4,549,506
Vodafone Group PLC	United Kingdom	1,521,100	4,036,546

			14,644,947

Utilities 3.4%
PPL Corp.	United States	17,700	492,591
Progress Energy Inc.	United States	18,400	883,384
Sempra Energy	United States	97,342	5,147,445
The Southern Co.	United States	106,000	4,280,280

			10,803,700

Total Common Stocks (Cost $196,618,567)			254,612,278

[a]Equity-Linked Securities 2.1%
Information Technology 2.1%
[b]Goldman Sachs Group Inc. into Cisco Systems Inc., 5.00%, 144A	United States	300,000	4,890,720
[b]Morgan Stanley into Apple Inc., 7.50%, 144A	United States	5,000	1,720,120

Total Equity-Linked Securities (Cost $8,069,900)			6,610,840

Convertible Preferred Stocks 13.1%
Consumer Discretionary 1.6%
General Motors Co., 4.75%, cvt. pfd., B	United States	102,000	4,971,480

Energy 1.4%
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	3,500	4,419,555

Financials 7.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	4,100	4,104,920
Citigroup Inc., 7.50%, cvt. pfd.	United States	46,600	5,598,990
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	United States	97,000	2,527,820
Metlife Inc., 5.00%, cvt. pfd.	United States	71,100	5,860,773
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	4,200	4,452,000

			22,544,503

Health Care 0.6%
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	1,900	1,919,000

Materials 1.0%
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	65,000	3,242,850

FGI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Utilities 1.4%
Great Plains Energy Inc., 12.00%, cvt. pfd.	United States	65,000	$4,286,750

Total Convertible Preferred Stocks (Cost $36,363,428)			41,384,138

Preferred Stocks (Cost $8,133,100) 0.2%
Financials 0.2%
[c]Fannie Mae, 8.25%, pfd.	United States	325,000	698,750

		Principal Amount*
Convertible Bonds (Cost $1,750,000) 0.8%
Materials 0.8%
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	$1,750,000	2,425,937

Total Investments before Short Term Investments (Cost $250,934,995)			305,731,943

Short Term Investments (Cost $10,317,088) 3.2%
Repurchase Agreements 3.2%
[d]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $10,317,089)	United States	10,317,088	10,317,088
Barclays Capital Inc. (Maturity Value $884,071)
BNP Paribas Securities Corp. (Maturity Value $2,357,455)
Credit Suisse Securities (USA) LLC (Maturity Value $1,768,040)
Deutsche Bank Securities Inc. (Maturity Value $1,182,029)
HSBC Securities (USA) Inc. (Maturity Value $884,071)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $589,312)
Morgan Stanley & Co. LLC (Maturity Value $884,071)
UBS Securities LLC (Maturity Value $1,768,040)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 - 9/13/19; [e]U.S. Government Agency Discount Notes, 9/28/11 - 12/28/11; [e]U.S. Treasury Bills, 8/04/11 - 8/25/11; U.S. Treasury Bonds, 7.25% - 11.25%, 2/15/15 - 5/15/16; and U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $10,549,737)

Total Investments (Cost $261,252,083) 100.2%			316,049,031
Other Assets, less Liabilities (0.2)%			(777,836)

Net Assets 100.0%			$315,271,195

See Abbreviations on page FGI-23.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 1(d) regarding equity-linked securities.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $11,030,395, representing 3.50% of net assets.

cNon-income producing.

dSee Note 1(c) regarding joint repurchase agreement.

eThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGI-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Growth and Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$250,934,995
Cost - Repurchase agreements	10,317,088

Total cost of investments	$261,252,083

Value - Unaffiliated issuers	$305,731,943
Value - Repurchase agreements	10,317,088

Total value of investments	316,049,031
Receivables:
Investment securities sold	864,346
Capital shares sold	8,712
Dividends and interest	942,233
Other assets	84

Total assets	317,864,406

Liabilities:
Payables:
Investment securities purchased	2,152,683
Capital shares redeemed	136,321
Affiliates	195,143
Accrued expenses and other liabilities	109,064

Total liabilities	2,593,211

Net assets, at value	$315,271,195

Net assets consist of:
Paid-in capital	$325,110,121
Undistributed net investment income	4,469,969
Net unrealized appreciation (depreciation)	54,809,492
Accumulated net realized gain (loss)	(69,118,387)

Net assets, at value	$315,271,195

Class 1:
Net assets, at value	$172,214,396

Shares outstanding	14,487,620

Net asset value and maximum offering price per share	$11.89

Class 2:
Net assets, at value	$143,056,799

Shares outstanding	12,193,151

Net asset value and maximum offering price per share	$11.73

The accompanying notes are an integral part of these financial statements.

FGI-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Growth and Income Securities Fund
Investment income:
Dividends	$5,253,824
Interest	124,424

Total investment income	5,378,248

Expenses:
Management fees (Note 3a)	849,220
Distribution fees - Class 2 (Note 3c)	184,012
Unaffiliated transfer agent fees	185
Custodian fees (Note 4)	3,085
Reports to shareholders	59,815
Professional fees	16,603
Trustees’ fees and expenses	668
Other	8,434

Total expenses	1,122,022

Net investment income	4,256,226

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	13,506,750
Foreign currency transactions	(9,546)

Net realized gain (loss)	13,497,204

Net change in unrealized appreciation (depreciation) on:
Investments	(1,537,086)
Translation of other assets and liabilities denominated in foreign currencies	9,635

Net change in unrealized appreciation (depreciation)	(1,527,451)

Net realized and unrealized gain (loss)	11,969,753

Net increase (decrease) in net assets resulting from operations	$16,225,979

The accompanying notes are an integral part of these financial statements.

FGI-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Growth and Income Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$4,256,226	$10,986,035
Net realized gain (loss) from investments and foreign currency transactions	13,497,204	12,697,955
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(1,527,451)	25,059,009

Net increase (decrease) in net assets resulting from operations	16,225,979	48,742,999

Distributions to shareholders from:
Net investment income:
Class 1	(6,502,022)	(6,417,296)
Class 2	(5,102,769)	(5,249,987)
Class 4	—	(134)

Total distributions to shareholders	(11,604,791)	(11,667,417)

Capital share transactions: (Note 2)
Class 1	(6,774,220)	(17,785,745)
Class 2	(10,646,536)	(17,698,877)
Class 4	(4,301)	—

Total capital share transactions	(17,425,057)	(35,484,622)

Net increase (decrease) in net assets	(12,803,869)	1,590,960
Net assets:
Beginning of period	328,075,064	326,484,104

End of period	$315,271,195	$328,075,064

Undistributed net investment income included in net assets:
End of period	$4,469,969	$11,818,534

The accompanying notes are an integral part of these financial statements.

FGI-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Growth and Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2011, 75.35% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. On March 4, 2011, the Fund liquidated Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result,

FGI-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

d. Equity-Linked Securities

The Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying

FGI-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Equity-Linked Securities (continued)

security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FGI-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011[a]		Year Ended December 31, 2010[b]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	181,078	$2,288,558	71,404	$762,743
Shares issued in reinvestment of distributions	570,854	6,502,022	641,089	6,417,296
Shares redeemed	(1,276,357)	(15,564,800)	(2,352,373)	(24,965,784)

Net increase (decrease)	(524,425)	$(6,774,220)	(1,639,880)	$(17,785,745)

Class 2 Shares:
Shares sold	243,388	$2,897,111	846,978	$8,699,858
Shares issued in reinvestment of distributions	453,579	5,102,769	530,838	5,249,987
Shares redeemed	(1,562,603)	(18,646,416)	(3,035,560)	(31,648,722)

Net increase (decrease)	(865,636)	$(10,646,536)	(1,657,744)	$(17,698,877)

Class 4 Shares:
Shares redeemed	(353)	$(4,301)

Net increase (decrease)	(353)	$(4,301)

[a]Effective	March 4, 2011, Class 4 was liquidated.
[b]During	the year Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FGI-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted a distribution plan for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$8,763,924
2017	73,467,163

$82,231,087

FGI-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

5. INCOME TAXES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$261,622,228

Unrealized appreciation	$67,577,715
Unrealized depreciation	(13,150,912)

Net unrealized appreciation (depreciation)	$54,426,803

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $60,635,629 and $87,979,841, respectively.

7. CREDIT RISK

At June 30, 2011, the Fund had 12.14% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

FGI-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$32,420,782	$4,419,555	$—	$36,840,337
Health Care	28,426,937	1,919,000	—	30,345,937
Utilities	10,803,700	4,286,750	—	15,090,450
All Other Equity Investments[b]	214,418,442	—	—	214,418,442
Equity-Linked Securities	—	6,610,840	—	6,610,840
Convertible Bonds	—	2,425,937	—	2,425,937
Short Term Investments	—	10,317,088	—	10,317,088

Total Investments in Securities	$286,069,861	$29,979,170	$—	$316,049,031

a Includes common, preferred and convertible preferred stocks as well as other equity investments.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FGI-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt

FGI-23

FRANKLIN HIGH INCOME SECURITIES FUND

This semiannual report for Franklin High Income Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin High Income Securities Fund – Class 1 delivered a +4.79% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin High Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Franklin High Income Securities Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests primarily to predominantly in high yield, lower rated debt securities and preferred stocks.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. In comparison, the Fund’s benchmark, the Credit Suisse (CS) High Yield Index, posted a +4.84% total return for the period under review.1 The Fund’s peers, as measured by the Lipper VIP High Current Yield Funds Classification Average, posted a +4.38% total return.2

Economic and Market Overview

As consumer spending rose during the six-month reporting period, the U.S. economy expanded, although the pace of growth slowed. The Federal Reserve Board (Fed) announced in November it intended to buy $600 billion of longer term Treasury securities by the end of the second quarter of 2011. It sought to promote a stronger recovery and help maintain inflation levels the Fed believed consistent with its dual mandate to foster maximum employment and price stability. Despite the Fed’s actions, the economic recovery stalled. U.S. home prices fell sharply during the first quarter of 2011, and unemployment remained stubbornly high. After showing solid improvement during the period, manufacturing activity weakened partly because of auto supply-chain disruptions following Japan’s natural disasters.

Geopolitical instability in North Africa and the Middle East drove up oil prices for most of the period. However, investor concerns over weak economic data caused crude oil prices to drop from their six-month high of $114 per barrel on April 29 to $95 at period-end. Storms and droughts in several states reduced crop yields, pushing up grain prices. As oil and food prices rose, the pace of inflation accelerated during the period.

Despite turmoil in North Africa and the Middle East, the multiple crises triggered by Japan’s earthquake and headwinds facing the U.S. economy, generally favorable economic improvements and positive corporate earnings reports gave investors confidence. While equity and fixed

1. Source: © 2011 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund invests primarily to predominantly in high yield, lower rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing, especially in developing markets, involves additional risks including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. Bank loans, corporate loans and loan participations involve credit, interest rate and illiquidity risks. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

income markets performed well overall for the six months under review, investors reacted to reports on the Greek debt crisis by seeking the perceived safe haven of U.S. Treasuries. At period-end, the Greek government approved an austerity bill to secure a bailout loan from international creditors, which helped relieve investor anxiety.

Although the high yield market lost some steam in 2010’s fourth quarter, market sentiment was generally positive in early 2011 with a rally that extended through May. In June, however, a confluence of factors weighed heavily on equity markets, which in turn pressured the high yield market. Increased oil prices coupled with still weak U.S. housing data and spotty consumer confidence heightened concerns about the domestic economic recovery. Overseas, Greece’s fiscal crisis was coming to a head, which also increased market volatility. These factors combined to make investors skittish, leading to technical selling pressure in June as some high yield mutual fund investors redeemed shares. This selling contributed to the high yield market’s first negative monthly total return of 2011.

Investment Strategy

We are research-driven, fundamental investors who rely on a team of analysts to provide in-depth industry expertise and use qualitative and quantitative analyses to evaluate companies. As bottom-up investors, we focus primarily on individual securities. We also consider sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, we do not rely principally on ratings assigned by rating agencies, but perform our own independent analysis to evaluate an issuer’s creditworthiness. We consider a variety of factors, including an issuer’s experience and managerial strength, its sensitivity to economic conditions and its current financial condition. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments for hedging purposes, to enhance returns or to obtain exposure to various market sectors.

Manager’s Discussion

With continued overall strength in the high yield market, Franklin High Income Securities Fund generated a positive total return for the six-month period ended June 30, 2011. The Fund performed in line with its benchmark, the CS High Yield Index, and its peer group, the Lipper VIP High Current Yield Funds Classification Average.

Overall, given the health of corporate balance sheets and indications the U.S. economy would slowly continue to improve, somewhat offset by tighter high yield spreads relative to U.S. Treasury securities, we maintained a generally neutral risk stance for most of the reporting period. In addition, as typical, we drew on our fundamental research process to set the Fund’s industry positioning. Within that framework, we over- and underweighted certain industries relative to our benchmark in an effort to outperform the benchmark CS High Yield Index.

For instance, given our lack of confidence that the U.S. housing market had bottomed, we underweighted the building industry, which underperformed the benchmark index.3 Although the industry rallied in the latter part of 2010 on hopes homebuyers would return in force, actual housing data continued to disappoint the market during the review period, causing bonds to sell off and, ultimately, underperform the index. Our underweighted positioning therefore aided relative performance. Similarly, we continued to be cautious regarding a strong consumer recovery and therefore underweighted the retail industry.4 This industry showed periodic pockets of strength but underperformed the CS High Yield Index for the six months under review. The paper industry was another poor performer.5 Companies in this industry faced declining demand and heavy price competition as well as increased input costs in some subsectors. Thus, we limited our exposure and underweighted the industry, which benefited relative Fund performance.

Although some Fund industry positioning enhanced relative performance, certain weightings had a negative impact. For example, the Fund’s weightings in the technology, financials and industrials sectors hindered relative performance.6 Although the Fund increased its technology sector exposure during the period, it remained slightly underweighted versus the benchmark index while the sector finished among the index’s top performers. Some bonds in the sector rallied as certain large-capitalization, highly leveraged issuers experienced improved operating results and used the debt markets to improve liquidity. Our relatively underweighted financials sector exposure also negatively impacted performance as the sector was a strong performer. Conversely, the Fund was overweighted in the industrials sector as a result of our bottom-up analysis. However, the sector slightly underperformed the benchmark index as it suffered more than many other

3. Building holdings are in consumer durables and apparel, and materials in the SOI.

4. Retail holdings are in food and staples retailing, and retailing in the SOI.

5. Paper holdings are in materials in the SOI.

6. Technology holdings are in semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. Financials holdings are in banks, commercial and professional services, diversified financials, and real estate in the SOI. Industrials holdings are in capital goods, commercial and professional services, materials, and transportation in the SOI.

Top 10 Sectors/Industries

Franklin High Income Securities Fund

6/30/11

% of Total Net Assets
Energy	19.9%
Media	9.1%
Telecommunication Services	8.4%
Materials	8.2%
Diversified Financials	5.8%
Health Care Equipment & Services	5.7%
Consumer Services	5.4%
Automobiles & Components	5.3%
Capital Goods	4.9%
Utilities	3.8%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

sectors during the market’s June sell-off. Therefore, the Fund’s overweighted positioning negatively impacted relative performance.

Thank you for your participation in Franklin High Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin High Income Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,047.90	$2.89
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$2.86

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.57%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin High Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.63	$6.26	$4.68		$6.72	$6.96	$6.82

Income from investment operations[a]:
Net investment income[b]	0.25	0.49	0.46		0.50	0.51	0.49
Net realized and unrealized gains (losses)	0.07	0.32	1.50		(1.92)	(0.30)	0.12

Total from investment operations	0.32	0.81	1.96		(1.42)	0.21	0.61

Less distributions from net investment income	(0.42)	(0.44)	(0.38)		(0.62)	(0.45)	(0.47)

Net asset value, end of period	$6.53	$6.63	$6.26		$4.68	$6.72	$6.96

Total return[c]	4.79%	13.71%	42.99%		(23.16)%	3.02%	9.48%
Ratios to average net assets[d]
Expenses before expense reduction	0.57%	0.61%	0.63%		0.66%	0.61%	0.64%
Expenses net of expense reduction	0.57%	0.61%	0.63%	[e]	0.66% [e]	0.61% [e]	0.63%
Net investment income	7.41%	7.71%	8.33%		8.30%	7.38%	7.14%

Supplemental data
Net assets, end of period (000’s)	$46,047	$48,051	$48,855		$38,225	$61,286	$77,641
Portfolio turnover rate	25.12%	60.80%	26.41%		21.75%	40.65%	37.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.47	$6.13	$4.59		$6.60	$6.85	$6.71

Income from investment operations[a]:
Net investment income[b]	0.24	0.47	0.44		0.47	0.48	0.46
Net realized and unrealized gains (losses)	0.06	0.30	1.47		(1.88)	(0.29)	0.13

Total from investment operations	0.30	0.77	1.91		(1.41)	0.19	0.59

Less distributions from net investment income	(0.40)	(0.43)	(0.37)		(0.60)	(0.44)	(0.45)

Net asset value, end of period	$6.37	$6.47	$6.13		$4.59	$6.60	$6.85

Total return[c]	4.72%	13.26%	42.70%		(23.38)%	2.72%	9.36%
Ratios to average net assets[d]
Expenses before expense reduction	0.82%	0.86%	0.88%		0.91%	0.86%	0.89%
Expenses net of expense reduction	0.82%	0.86%	0.88%	[e]	0.91% [e]	0.86% [e]	0.88%
Net investment income	7.16%	7.46%	8.08%		8.05%	7.13%	6.89%

Supplemental data
Net assets, end of period (000’s)	$277,012	$239,824	$198,567		$84,396	$155,777	$166,318
Portfolio turnover rate	25.12%	60.80%	26.41%		21.75%	40.65%	37.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.57	$6.22	$4.67		$6.55

Income from investment operations[b]:
Net investment income[c]	0.24	0.47	0.45		0.39
Net realized and unrealized gains (losses)	0.06	0.31	1.48		(1.65)

Total from investment operations	0.30	0.78	1.93		(1.26)

Less distributions from net investment income	(0.40)	(0.43)	(0.38)		(0.62)

Net asset value, end of period	$6.47	$6.57	$6.22		$4.67

Total return[d]	4.55%	13.31%	42.36%		(21.34)%
Ratios to average net assets[e]
Expenses	0.92%	0.96%	0.98%	[f]	1.01% [f]
Net investment income	7.06%	7.36%	7.98%		7.95%

Supplemental data
Net assets, end of period (000’s)	$28,010	$25,934	$15,105		$2,244
Portfolio turnover rate	25.12%	60.80%	26.41%		21.75%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin High Income Securities Fund	Country	Shares	Value
Common Stocks (Cost $865,221) 0.0%†
Media 0.0%†
[a]Dex One Corp.	United States	27,909	$70,610

Preferred Stocks (Cost $770,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800	788,480

		Principal Amount*
Corporate Bonds 95.5%
Automobiles & Components 5.3%
[b]Chrysler Group LLC/CG Co-Issuer Inc., senior secured note, 144A, 8.25%, 6/15/21	United States	1,500,000	1,477,500
[b]Exide Technologies, senior secured note, 144A, 8.625%, 2/01/18	United States	800,000	836,000
Ford Motor Credit Co. LLC,
7.80%, 6/01/12	United States	500,000	523,002
senior note, 7.00%, 4/15/15	United States	2,000,000	2,165,318
senior note, 6.625%, 8/15/17	United States	1,000,000	1,063,788
senior note, 5.00%, 5/15/18	United States	1,000,000	998,566
senior note, 8.125%, 1/15/20	United States	1,000,000	1,161,505
senior note, 5.75%, 2/01/21	United States	1,000,000	1,000,615
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	3,500,000	3,797,500
International Automotive Components Group SL, senior secured note, 9.125%, 6/01/18	Luxembourg	1,400,000	1,429,750
[b]Pittsburgh Glass Works LLC., secured senior note, 144A, 8.50%, 4/15/16	United States	2,300,000	2,374,750
[b]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	1,700,000	1,895,500

			18,723,794

Banks 0.6%
[c]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	2,000,000	2,120,000

Capital Goods 4.9%
[b]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000	3,074,985
[b]Allison Transmission Holdings Inc., senior note, 144A, 7.125%, 5/15/19	United States	1,000,000	977,500
The Manitowoc Co. Inc., senior note,
9.50%, 2/15/18	United States	1,400,000	1,527,750
8.50%, 11/01/20	United States	500,000	536,250
Meritor Inc., senior note, 10.625%, 3/15/18	United States	1,900,000	2,142,250
[b]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	200,000	216,500
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	3,000,000	3,183,750
RSC Equipment Rental Inc. and RSC Holdings III LLC, senior note, 10.25%, 11/15/19	United States	2,500,000	2,750,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	2,800,000	2,849,000

			17,257,985

Commercial & Professional Services 0.3%
[b,d]ARAMARK Holdings Corp., senior note, 144A, PIK, 8.625%, 5/01/16	United States	600,000	613,500
[e,f]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
[b]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	500,000	546,250

			1,159,941

Consumer Durables & Apparel 3.1%
Jarden Corp., senior note, 6.125%, 11/15/22	United States	500,000	498,125
senior sub. note, 7.50%, 5/01/17	United States	2,200,000	2,296,250
KB Home, senior note, 6.25%, 6/15/15	United States	2,000,000	1,920,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	1,500,000	1,483,125
[b]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	1,600,000	1,580,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,100,000	3,224,000

			11,001,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Consumer Services 5.4%
[b]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	1,000,000	$1,037,500
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	2,200,000	2,414,500
[b]ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	United States	2,200,000	2,189,000
[b,e]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	1,700,000	850
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,000,000	3,326,250
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	2,000,000	1,885,000
senior note, 6.875%, 4/01/16	United States	1,200,000	1,131,000
senior secured note, 9.00%, 3/15/20	United States	600,000	660,000
[b]NCL Corp. Ltd., senior note, 144A, 9.50%, 11/15/18	United States	500,000	535,000
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	800,000	925,000
Pinnacle Entertainment Inc., senior note, 8.625%, 8/01/17	United States	2,200,000	2,373,250
senior sub. note, 7.50%, 6/15/15	United States	400,000	409,000
[b]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,200,000	834,000
[e]Station Casinos Inc., senior note, 6.00%, 4/01/12	United States	200,000	20
senior note, 7.75%, 8/15/16	United States	1,000,000	100
senior sub. note, 6.50%, 2/01/14	United States	100,000	10
senior sub. note, 6.875%, 3/01/16	United States	1,000,000	100
[b]Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp., senior secured note, 144A, 8.625%, 4/15/16	United States	1,200,000	1,242,000

			18,962,580

Diversified Financials 5.6%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	500,000	525,000
[c]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,500,000	2,613,900
[b]CIT Group Inc., secured bond, 144A, 7.00%, 5/02/17	United States	6,000,000	6,000,000
secured note, 144A, 6.625%, 4/01/18	United States	300,000	314,250
GMAC Inc., senior note, 6.875%, 8/28/12	United States	3,000,000	3,112,500
sub. note, 8.00%, 12/31/18	United States	800,000	860,000
International Lease Finance Corp., senior note, 8.25%, 12/15/20	United States	1,200,000	1,299,000
senior note, R, 5.65%, 6/01/14	United States	2,800,000	2,814,000
[b]senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,284,000
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	United States	600,000	681,000

			19,503,650

Energy 19.9%
Alpha Natural Resources Inc., senior note, 6.00%, 6/01/19	United States	1,100,000	1,102,750
6.25%, 6/01/21	United States	1,100,000	1,111,000
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	2,600,000	2,808,000
[b]Arch Coal Inc., senior note, 144A,
7.00%, 6/15/19	United States	700,000	701,750
7.25%, 6/15/21	United States	1,000,000	1,006,250
BreitBurn Energy Partners LP, senior note, 8.625%, 10/15/20	United States	1,200,000	1,272,000
Brigham Exploration Co., senior note, 8.75%, 10/01/18	United States	2,800,000	3,066,000
[b]Calumet Specialty Products Partners LP/Finance Corp., senior note, 144A, 9.375%, 5/01/19	United States	900,000	931,500
Carrizo Oil & Gas Inc., senior note, 8.625%, 10/15/18	United States	800,000	828,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	1,400,000	$1,519,000
8.25%, 9/01/21	United States	600,000	607,500
[b]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,500,000	3,176,250
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,900,000	3,066,750
6.125%, 2/15/21	United States	1,000,000	1,013,750
[b]Clayton Williams Energy Inc., senior note, 144A, 7.75%, 4/01/19	United States	1,400,000	1,375,500
[b]Compagnie Generale de Geophysique-Veritas, senior note, 144A, 6.50%, 6/01/21	France	2,500,000	2,422,500
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	500,000	547,500
8.25%, 4/01/20	United States	500,000	547,500
[b]144A, 6.375%, 3/01/21	United States	300,000	300,000
Copano Energy LLC/Copano Energy Finance Corp., senior note, 7.125%, 4/01/21	United States	800,000	792,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	500,000	535,000
[b]Eagle Rock Energy Partners LP/Finance Corp., senior note, 144A, 8.375%, 6/01/19	United States	1,400,000	1,401,750
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	400,000	439,057
senior note, 6.875%, 6/15/14	United States	1,500,000	1,683,196
[b]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	2,500,000	2,668,750
[g]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,900,000	1,999,984
[b]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000	2,910,000
[b]Goodrich Petroleum Corp., senior note, 144A, 8.875%, 3/15/19	United States	2,200,000	2,211,000
Linn Energy Corp., senior note,
8.625%, 4/15/20	United States	2,000,000	2,180,000
[b]144A, 6.50%, 5/15/19	United States	600,000	595,500
[b]144A, 7.75%, 2/01/21	United States	700,000	731,500
MarkWest Energy Partners LP/Finance Corp., senior note,
6.75%, 11/01/20	United States	1,500,000	1,537,500
6.50%, 8/15/21	United States	600,000	597,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	1,500,000	1,582,500
[b]Oasis Petroleum Inc., senior note, 144A, 7.25%, 2/01/19	United States	500,000	497,500
Offshore Group Investment Ltd., senior secured note,
11.50%, 8/01/15	United States	1,300,000	1,420,250
[b]144A, 11.50%, 8/01/15	United States	400,000	437,000
[b]OPTI Canada Inc., senior secured note, 144A,
9.00%, 12/15/12	Canada	700,000	707,000
9.75%, 8/15/13	Canada	1,000,000	997,500
Peabody Energy Corp., senior note, 6.50%, 9/15/20	United States	1,700,000	1,836,000
Petrohawk Energy Corp., senior note,
7.875%, 6/01/15	United States	1,800,000	1,894,500
7.25%, 8/15/18	United States	1,000,000	1,031,250
[b]144A, 6.25%, 6/01/19	United States	600,000	587,250
[b]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	1,600,000	1,576,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,200,000	2,321,000
Quicksilver Resources Inc., senior note,
8.25%, 8/01/15	United States	2,000,000	2,117,500
9.125%, 8/15/19	United States	300,000	328,500
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	300,000	321,000
[b]144A, 8.00%, 6/01/18	United States	2,500,000	2,562,500
[b]144A, 7.50%, 3/15/21	United States	400,000	405,500
[b]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	1,500,000	1,522,500

			69,830,987

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Food & Staples Retailing 0.9%
Rite Aid Corp., senior secured note,
9.75%, 6/12/16	United States	1,800,000	$1,995,750
8.00%, 8/15/20	United States	1,000,000	1,082,500

			3,078,250

Food, Beverage & Tobacco 2.4%
[b]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	2,200,000	2,233,000
[b]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	700,000	642,250
[b]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	2,800,000	2,989,000
Pinnacle Foods Finance LLC, senior note,
9.25%, 4/01/15	United States	1,300,000	1,355,250
8.25%, 9/01/17	United States	1,000,000	1,042,500

			8,262,000

Health Care Equipment & Services 5.7%
[b]Aviv Healthcare Properties LP, senior note, 144A, 7.75%, 2/15/19	United States	2,000,000	2,055,000
[b]CDRT Merger Sub Inc., senior note, 144A, 8.125%, 6/01/19	United States	900,000	902,250
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	3,000,000	3,097,500
[b]DJO Finance LLC, senior note, 144A, 7.75%, 4/15/18	United States	600,000	600,000
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	1,000,000	1,045,133
HCA Inc., senior secured bond, 7.25%, 9/15/20	United States	900,000	970,875
senior secured note, 7.875%, 2/15/20	United States	1,500,000	1,635,000
[b]MedAssets Inc., senior note, 144A, 8.00%, 11/15/18	United States	2,000,000	1,990,000
[d]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,300,000	2,415,000
Universal Health Services Inc., senior note, 7.00%, 10/01/18	United States	2,600,000	2,691,000
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	1,300,000	1,348,750
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	1,900,000	1,261,125

			20,011,633

Materials 8.2%
[b]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	700,000	701,750
[b]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	1,900,000	2,004,500
[b]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,900,000	1,946,673
[b]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	2,000,000	1,950,000
[b]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	1,400,000	1,396,500
[b]FMG Resources August 2006 Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	800,000	818,576
6.875%, 2/01/18	Australia	2,000,000	2,040,000
[b]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	200,000	211,000
[b]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	2,000,000	1,985,000
[b]Kinove German Bondco GmbH, senior secured note, 144A, 9.625%, 6/15/18	Germany	1,600,000	1,668,000
[b]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,500,000	2,612,500
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000	2,343,750
Novelis Inc., senior note, 8.75%, 12/15/20	India	1,300,000	1,410,500
[b]OMNOVA Solutions Inc., senior note, 144A, 7.875%, 11/01/18	United States	2,100,000	2,029,125
[b]Reynolds Group Holdings Ltd., senior note, 144A, 8.25%, 2/15/21	New Zealand	400,000	376,000
[b]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,
8.75%, 5/15/18	New Zealand	2,800,000	2,765,000
9.00%, 4/15/19	New Zealand	200,000	198,500
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	United States	1,500,000	1,406,250
Vulcan Materials Co., senior note, 7.50%, 6/15/21	United States	900,000	899,806

			28,763,430

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Media 8.8%
[b]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	1,100,000	$1,152,250
[b]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%, 12/15/18	United States	700,000	725,375
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	1,000,000	1,088,750
7.75%, 4/15/18	United States	1,000,000	1,071,250
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	1,000,000	1,182,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,
8.125%, 4/30/20	United States	700,000	759,500
6.50%, 4/30/21	United States	2,200,000	2,180,750
[b]Citadel Broadcasting Corp., senior note, 144A, 7.75%, 12/15/18	United States	500,000	533,750
[b]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	4,000,000	3,850,000
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	United States	1,000,000	1,095,000
[b]Cumulus Media Inc., senior note, 144A, 7.75%, 5/01/19	United States	600,000	582,000
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	3,000,000	3,180,000
[b]144A, 6.75%, 6/01/21	United States	1,500,000	1,545,000
[b]Live Nation Entertainment Inc., senior note, 144A, 8.125%, 5/15/18	United States	2,500,000	2,537,500
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	1,400,000	1,368,500
[b,d]Radio One Inc., senior sub. note, 144A, PIK, 9.00%, 5/24/16	United States	1,533,750	1,547,170
[b]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%, 12/01/17	Germany	1,500,000	1,605,000
[b]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	1,500,000	1,492,500
7.875%, 11/01/20	United States	700,000	721,000
[b]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Cayman Islands	1,000,000	992,500
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	1,600,000	1,696,000

			30,906,295

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
[b]Endo Pharmaceuticals Holdings Inc., senior note, 144A, 7.00%,
7/15/19	United States	600,000	618,000
12/15/20	United States	1,000,000	1,032,500
[b]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	1,800,000	1,849,500
[b]inVentiv Health Inc., senior note, 144A,
10.00%, 8/15/18	United States	2,200,000	2,161,500
[h]10.00%, 8/15/18	United States	200,000	190,000
[b]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	2,200,000	2,425,500

			8,277,000

Real Estate 0.6%
Forest City Enterprises Inc., senior note,
7.625%, 6/01/15	United States	2,000,000	1,970,000
6.50%, 2/01/17	United States	300,000	286,500

			2,256,500

Retailing 2.2%
[b]Asbury Automotive Group Inc., senior sub. note, 144A, 8.375%, 11/15/20	United States	1,400,000	1,431,500
[b]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	2,500,000	2,518,750
[b]Needle Merger Sub Corp., senior note, 144A, 8.125%, 3/15/19	United States	1,100,000	1,113,750
[b]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	2,500,000	2,668,750

			7,732,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices Inc., senior note,
8.125%, 12/15/17	United States	500,000		$525,000
7.75%, 8/01/20	United States	1,000,000		1,035,000
Freescale Semiconductor Inc., senior note,
10.125%, 12/15/16	United States	200,000		216,250
[b]144A, 8.05%, 2/01/20	United States	1,200,000		1,212,000
[b]144A, 10.75%, 8/01/20	United States	1,600,000		1,816,000
[b]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	1,300,000		1,457,625

				6,261,875

Software & Services 1.5%
First Data Corp., [b]senior bond, 144A, 12.625%, 1/15/21	United States	808,000		868,600
senior note, 9.875%, 9/24/15	United States	71,000		72,420
senior note, 9.875%, 9/24/15	United States	111,000		114,608
[b]senior secured bond, 144A, 8.25%, 1/15/21	United States	808,000		795,880
Sitel LLC/Finance Corp., senior note, 11.50%, 4/01/18	United States	1,300,000		1,196,000
SunGard Data Systems Inc., senior note, 7.625%, 11/15/20	United States	2,300,000		2,334,500

				5,382,008

Technology Hardware & Equipment 1.4%
[b]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	2,600,000		2,561,000
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	2,300,000		2,380,500

				4,941,500

Telecommunication Services 8.4%
Cricket Communications Inc., senior note,
7.75%, 10/15/20	United States	3,000,000		2,947,500
[b]144A, 7.75%, 10/15/20	United States	500,000		491,250
Crown Castle International Corp., senior bond, 7.125%, 11/01/19	United States	600,000		634,500
senior note, 9.00%, 1/15/15	United States	2,000,000		2,180,000
[b]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,600,000		2,671,500
[b]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,800,000		1,823,625
Frontier Communications Corp., senior note,
8.25%, 4/15/17	United States	400,000		437,000
8.50%, 4/15/20	United States	2,000,000		2,190,000
8.75%, 4/15/22	United States	900,000		985,500
[b]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	2,200,000		2,227,500
[b]Intelsat Jackson Holding SA, senior note, 144A,
7.25%, 10/15/20	Luxembourg	900,000		897,750
7.50%, 4/01/21	Luxembourg	3,500,000		3,486,875
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	1,500,000		1,595,625
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	3,000,000		3,311,250
[b]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	3,000,000		2,917,500
[b,d]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	482,692	EUR	767,421

				29,564,796

Transportation 2.6%
[b]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	3,300,000		3,250,500
[b]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	United Kingdom	200,000		218,500
8.375%, 12/01/17	United Kingdom	500,000		508,125
11.50%, 4/01/18	United Kingdom	1,800,000		1,903,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Transportation (continued)
[b]Hertz Corp., senior note, 144A,
7.50%, 10/15/18	United States	1,100,000	$1,138,500
6.75%, 4/15/19	United States	2,000,000	1,990,000

			9,009,125

Utilities 3.5%
[b]AES Corp., senior note, 144A, 7.375%, 7/01/21	United States	1,000,000	1,016,250
[b]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	800,000	840,000
7.50%, 2/15/21	United States	1,500,000	1,537,500
7.875%, 1/15/23	United States	1,000,000	1,031,250
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	1,000,000	805,000
[b]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	2,000,000	2,125,000
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000	2,085,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,000,000	610,000
[b]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., secured note, B, 144A, 15.00%, 4/01/21	United States	852,000	702,900
senior secured note, 144A, 11.50%, 10/01/20	United States	1,500,000	1,481,250

			12,234,150

Total Corporate Bonds (Cost $327,020,491)			335,241,749

[g,i]Senior Floating Rate Interests 0.6%
Media 0.3%
Univision Communications Inc., Initial Term Loan, 2.186%, 9/29/14	United States	874,148	837,870

Utilities 0.3%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.69% - 4.768%, 10/10/17	United States	1,431,288	1,120,241

Total Senior Floating Rate Interests (Cost $1,942,927)			1,958,111

Total Investments before Short Term Investments (Cost $330,598,639)			338,058,950

Short Term Investments (Cost $5,539,431) 1.6%
Repurchase Agreements 1.6%
[j]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $5,539,432)	United States	5,539,431	5,539,431

Barclays Capital Inc. (Maturity Value $474,675)
BNP Paribas Securities Corp. (Maturity Value $1,265,760)
Credit Suisse Securities (USA) LLC (Maturity Value $949,292)
Deutsche Bank Securities Inc. (Maturity Value $634,653)
HSBC Securities (USA) Inc. (Maturity Value $474,674)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $316,412)
Morgan Stanley & Co. LLC (Maturity Value $474,674)
UBS Securities LLC (Maturity Value $949,292)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 - 9/13/19; [k]U.S. Government Agency Discount Notes, 9/28/11 - 12/28/11; [k]U.S. Treasury Bills, 8/04/11 - 8/25/11; U.S. Treasury Bonds, 7.25% - 11.25%, 2/15/15 - 5/15/16; and U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $5,664,344 )

Total Investments (Cost $336,138,070) 97.9%			343,598,381
Other Assets, less Liabilities 2.1%			7,471,103

Net Assets 100.0%			$351,069,484

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin High Income Securities Fund

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $170,365,805, representing 48.53% of net assets.

cPerpetual security with no stated maturity date.

dIncome may be received in additional securities and/or cash.

eSee Note 7 regarding defaulted securities.

fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2011, the value of this security was $191, representing less than 0.01% of net assets.

gThe coupon rate shown represents the rate at period end.

hSecurity purchased on a delayed delivery basis. See Note 1(d).

iSee Note 1(f) regarding senior floating rate interests.

jSee Note 1(c) regarding joint repurchase agreement.

kThe security is traded on a discount basis with no stated coupon rate.

At June 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	464,500	$617,441	12/15/11	$—	$(52,716)

See Abbreviations on page FH-30.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin High Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$330,598,639
Cost - Repurchase agreements	5,539,431

Total cost of investments	$336,138,070

Value - Unaffiliated issuers	$338,058,950
Value - Repurchase agreements	5,539,431

Total value of investments	343,598,381
Receivables:
Investment securities sold	709,698
Capital shares sold	1,068,318
Interest	6,366,332
Other assets	81

Total assets	351,742,810

Liabilities:
Payables:
Investment securities purchased	198,222
Capital shares redeemed	20,598
Affiliates	288,337
Reports to shareholders	89,904
Unrealized depreciation on forward exchange contracts	52,716
Accrued expenses and other liabilities	23,549

Total liabilities	673,326

Net assets, at value	$351,069,484

Net assets consist of:
Paid-in capital	$389,744,931
Undistributed net investment income	10,689,485
Net unrealized appreciation (depreciation)	7,407,337
Accumulated net realized gain (loss)	(56,772,269)

Net assets, at value	$351,069,484

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Franklin High Income Securities Fund
Class 1:
Net assets, at value	$46,047,433

Shares outstanding	7,054,958

Net asset value and maximum offering price per share	$6.53

Class 2:
Net assets, at value	$277,011,964

Shares outstanding	43,491,802

Net asset value and maximum offering price per share	$6.37

Class 4:
Net assets, at value	$28,010,087

Shares outstanding	4,325,964

Net asset value and maximum offering price per share	$6.47

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin High Income Securities Fund
Investment income:
Dividends	$53,628
Interest	13,743,828

Total investment income	13,797,456

Expenses:
Management fees (Note 3a)	901,079
Distribution fees: (Note 3c)
Class 2	338,207
Class 4	47,742
Unaffiliated transfer agent fees	164
Custodian fees (Note 4)	2,420
Reports to shareholders	57,394
Professional fees	20,910
Trustees’ fees and expenses	579
Other	8,704

Total expenses	1,377,199

Net investment income	12,420,257

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	6,576,386
Foreign currency transactions	(155)

Net realized gain (loss)	6,576,231

Net change in unrealized appreciation (depreciation) on:
Investments	(3,893,561)
Translation of other assets and liabilities denominated in foreign currencies	(51,792)

Net change in unrealized appreciation (depreciation)	(3,945,353)

Net realized and unrealized gain (loss)	2,630,878

Net increase (decrease) in net assets resulting from operations	$15,051,135

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$12,420,257	$20,367,704
Net realized gain (loss) from investments and foreign currency transactions	6,576,231	8,248,722
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(3,945,353)	5,468,339

Net increase (decrease) in net assets resulting from operations	15,051,135	34,084,765

Distributions to shareholders from:
Net investment income:
Class 1	(2,826,791)	(3,172,829)
Class 2	(16,984,105)	(12,418,978)
Class 4	(1,620,002)	(1,394,573)

Total distributions to shareholders	(21,430,898)	(16,986,380)

Capital share transactions: (Note 2)
Class 1	(1,433,012)	(3,710,324)
Class 2	42,580,194	28,368,422
Class 4	2,493,649	9,525,024

Total capital share transactions	43,640,831	34,183,122

Net increase (decrease) in net assets	37,261,068	51,281,507
Net assets:
Beginning of period	313,808,416	262,526,909

End of period	$351,069,484	$313,808,416

Undistributed net investment income included in net assets:
End of period	$10,689,485	$19,700,126

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin High Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2011, 86.74% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Derivative Financial Instruments (continued)

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 8 regarding other derivative information.

f. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	95,525	$658,876	472,188	$3,062,794
Shares issued in reinvestment of distributions	434,223	2,826,791	533,249	3,172,829
Shares redeemed	(723,793)	(4,918,679)	(1,559,378)	(9,945,947)

Net increase (decrease)	(194,045)	$(1,433,012)	(553,941)	$(3,710,324)

Class 2 Shares:
Shares sold	8,153,251	$54,496,416	12,032,804	$75,255,716
Shares issued in reinvestment of distributions	2,674,662	16,984,105	2,133,845	12,418,978
Shares redeemed	(4,376,384)	(28,900,327)	(9,532,012)	(59,306,272)

Net increase (decrease)	6,451,529	$42,580,194	4,634,637	$28,368,422

Class 4 Shares:
Shares sold	274,007	$1,859,099	1,337,992	$8,481,976
Shares issued on reinvestment of distributions	250,774	1,620,002	235,968	1,394,573
Shares redeemed	(144,446)	(985,452)	(55,035)	(351,525)

Net increase (decrease)	380,335	$2,493,649	1,518,925	$9,525,024

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2011	$24,711,916
2012	9,009,590
2013	6,321,190
2014	40,420
2015	4,493,289
2016	8,150,741
2017	10,621,353

$63,348,499

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

5. INCOME TAXES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$336,737,674

Unrealized appreciation	$14,337,010
Unrealized depreciation	(7,476,303)

Net unrealized appreciation (depreciation)	$6,860,707

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, defaulted securities, foreign currency transactions, payments-in-kind, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $128,125,851 and $82,850,854, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2011, the Fund had 97.15% of its portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2011, the aggregate value of these securities represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. OTHER DERIVATIVE INFORMATION

At June 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$—	Unrealized depreciation on forward exchange contracts	$52,716

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

8. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$—	$(51,792)

For the period ended June 30, 2011, the average month end market value of derivatives represented 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 2.

See Note 1(e) regarding derivative financial instruments.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a,b]	$859,090	$—	$—	$859,090
Corporate Bonds	—	335,241,558	191	335,241,749
Senior Floating Rate Interests	—	1,958,111	—	1,958,111
Short Term Investments	—	5,539,431	—	5,539,431

Total Investments in Securities	$859,090	$342,739,100	$191	$343,598,381

Liabilities:
Forward Exchange Contracts	—	52,716	—	52,716

aFor detailed industry descriptions, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

DBAB - Deutsche Bank AG	EUR - Euro	FICO - Financing Corp.
FRN - Floating Rate Note
PIK - Payment-In-Kind

FRANKLIN INCOME SECURITIES FUND

This semiannual report for Franklin Income Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Income Securities Fund – Class 1 delivered a +5.58% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its equity benchmark, the Standard & Poor’s 500 Index, which produced a +6.02% total return, but outperformed its fixed income benchmark, the Barclays Capital U.S. Aggregate Index, which posted a +2.72% total return for the same period.1

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended June 30, 2011. Business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

The unemployment rate improved in the first quarter when job creation began to gain some traction. However, government payrolls continued to trend down and job creation slowed in the second quarter, causing the unemployment rate to end the period at 9.2%.2 Consumer spending rose noticeably for 11 consecutive months through May but declined in June as concerns about job growth and rising gasoline and food prices dampened consumer confidence. To offset the disruption of global oil supply caused by the conflicts in Libya, the International Energy Agency announced in June the release of 60 million barrels of oil in July from strategic reserves of the U.S. and 27 other nations. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with housing market weakness and massive debt at period-end.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Changes in the financial strength of a debt issuer or in the rating of its securities may affect the securities’ value and, as a result, impact Fund performance. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest all of its assets in high yield, lower rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. The Fund may from time to time have significant investments in particular sectors, which can be highly volatile. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Investors’ attitudes shifted with each release of economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. Ultimately, stock indexes produced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and record-high corporate earnings growth.

Despite turmoil in North Africa and the Middle East, the multiple crises triggered by Japan’s earthquake and headwinds facing the U.S. economy, generally favorable economic improvements and positive corporate earnings reports gave investors confidence. Equity and fixed income markets performed well overall for the six months under review.

Manager’s Discussion

Fixed income markets benefited from continued low, long-term interest rates and generally stable credit spreads for both investment-grade and high yield corporate bonds. Within equity markets, stocks appreciated in part due to continued economic growth in the U.S. and abroad, although investor uncertainty increased over the slowing pace of economic growth as the end of the period approached. Investor concerns impacting markets included European sovereign debt issues and economic headwinds caused by fiscal austerity measures, monetary policies in select emerging economies that targeted rising inflationary pressures and hampered growth, and rising domestic fears related to efforts to reduce the federal deficits amid political gridlock in Washington.

Among the Fund’s fixed income holdings, top contributors to performance included utility company Energy Future Holdings, which benefited from a comprehensive debt maturity extension; transaction data processing company First Data, which advanced in part following clarity around regulatory reform; and natural gas provider Chesapeake Energy, which benefited from improved energy demand and a strong production and reserve profile. Detractors included NewPage, which struggled with higher material costs; CHC Helicopter, which

Portfolio Breakdown

Franklin Income Securities Fund

6/30/11

% of Total Net Assets

Equity	45.0%
Utilities	12.4%
Financials	8.9%
Energy	7.3%
Health Care	5.7%
Telecommunication Services	3.0%
Information Technology	2.2%
Consumer Discretionary	2.0%
Other	3.5%

Fixed Income	53.5%
Financials	9.0%
Consumer Discretionary	8.5%
Energy	7.8%
Utilities	7.8%
Information Technology	7.6%
Health Care	4.1%
Industrials	3.5%
Materials	2.4%
Other	2.8%

Short-Term Investments & Other Net Assets	1.5%

experienced higher-than-expected repair costs leading to lower profitability; and R.H. Donnelley (no longer held by period-end), which suffered from declining print and Internet-based sales.

Top contributors among equity holdings included major pharmaceutical companies Roche Holding and Pfizer, as well as diversified health care company Johnson & Johnson. Energy and utility investments generally also aided performance. Strong total returns came from energy sector holdings Exxon Mobil, ConocoPhillips and Canadian Oil Sands, and electric utility holdings Dominion Resources and FirstEnergy. Equity detractors included financials holdings Bank of America, Citigroup and Wells Fargo. These companies suffered from regulatory concerns and investor fears related to continued mortgage losses and potential exposure to the debt of certain European nations.

At period-end, the Fund held 53.5% of total net assets in fixed income securities, 45.0% in equity securities and 1.5% in cash equivalents. As of December 31, 2010, the Fund held 52.0% of total net assets in fixed income securities, 44.3% in equity securities and 3.7% in cash equivalents. Within our fixed income sector allocation, the Fund continued to emphasize corporate debt securities, particularly high yield corporate bonds. Our largest fixed income sector allocations included financials, electric utility and technology.3 Our equity allocation was primarily composed of dividend paying common stocks and convertible securities. Top equity sector exposures included utilities, energy and health care.

We continued to favor investment opportunities where fundamental research may drive results while seeking to limit fixed income investments that may show greater sensitivity to rises in long-term interest rates going forward.

3. Electric utility holdings are in utilities in the SOI. Technology holdings are in information technology in the SOI.

Top Five Equity Holdings*

Franklin Income Securities Fund

6/30/11

Company Sector/Industry	% of Total Net Assets
Roche Holding AG (Switzerland)	1.9%
Health Care
Merck & Co. Inc.	1.6%
Health Care
The Southern Co.	1.4%
Utilities
Canadian Oil Sands Ltd. (Canada)	1.2%
Energy
BP PLC, ADR (U.K.)	1.2%
Energy

*Does not include convertible preferred stocks.

Top Five Fixed Income and Senior Floating Rate Interests Holdings**

Franklin Income Securities Fund

6/30/11

Issuer Sector/Industry	% of Total Net Assets
Texas Competitive Electric Holdings Co. LLC	4.8%
Utilities
CIT Group Inc.	4.1%
Financials
First Data Corp.	3.5%
Information Technology
Freescale Semiconductor Inc.	2.6%
Information Technology
Tenet Healthcare Corp.	1.5%
Health Care

**Does not include convertible bonds.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Thank you for your participation in Franklin Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Income Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,055.80	$2.40
Hypothetical (5% return before expenses)	$1,000	$1,022.46	$2.36

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.47%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.16	$14.43	$11.53	$17.63	$17.65	$15.56

Income from investment operations[a]:
Net investment income[b]	0.49	0.89	0.91	1.10	1.03	0.94
Net realized and unrealized gains (losses)	0.34	0.85	3.08	(5.99)	(0.31)	1.85

Total from investment operations	0.83	1.74	3.99	(4.89)	0.72	2.79

Less distributions from:
Net investment income	(0.90)	(1.01)	(1.09)	(0.86)	(0.63)	(0.62)
Net realized gains	—	—	—	(0.35)	(0.11)	(0.08)

Total distributions	(0.90)	(1.01)	(1.09)	(1.21)	(0.74)	(0.70)

Net asset value, end of period	$15.09	$15.16	$14.43	$11.53	$17.63	$17.65

Total return[c]	5.58%	12.87%	35.88%	(29.41)%	4.01%	18.47%
Ratios to average net assets[d]
Expenses[e]	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	6.22%	6.28%	7.23%	7.28%	5.77%	5.70%

Supplemental data
Net assets, end of period (000’s)	$1,715,055	$1,449,028	$910,504	$433,370	$455,932	$458,613
Portfolio turnover rate	13.01%	41.65%	42.30%	43.89%	32.11%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.82	$14.12	$11.30	$17.31	$17.36	$15.32

Income from investment operations[a]:
Net investment income[b]	0.46	0.86	0.86	1.04	0.97	0.89
Net realized and unrealized gains (losses)	0.33	0.82	3.01	(5.87)	(0.30)	1.82

Total from investment operations	0.79	1.68	3.87	(4.83)	0.67	2.71

Less distributions from:
Net investment income	(0.87)	(0.98)	(1.05)	(0.83)	(0.61)	(0.59)
Net realized gains	—	—	—	(0.35)	(0.11)	(0.08)

Total distributions	(0.87)	(0.98)	(1.05)	(1.18)	(0.72)	(0.67)

Net asset value, end of period	$14.74	$14.82	$14.12	$11.30	$17.31	$17.36

Total return[c]	5.39%	12.67%	35.59%	(29.66)%	3.76%	18.24%
Ratios to average net assets[d]
Expenses[e]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	5.97%	6.03%	6.98%	7.03%	5.52%	5.45%

Supplemental data
Net assets, end of period (000’s)	$6,403,468	$6,309,207	$6,114,898	$4,944,457	$7,429,064	$5,109,373
Portfolio turnover rate	13.01%	41.65%	42.30%	43.89%	32.11%	25.05%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.04	$14.33	$11.49	$16.90

Income from investment operations[b]:
Net investment income[c]	0.46	0.85	0.86	0.87
Net realized and unrealized gains (losses)	0.34	0.84	3.06	(5.07)

Total from investment operations	0.80	1.69	3.92	(4.20)

Less distributions from:
Net investment income	(0.86)	(0.98)	(1.08)	(0.86)
Net realized gains	—	—	—	(0.35)

Total distributions	(0.86)	(0.98)	(1.08)	(1.21)

Net asset value, end of period	$14.98	$15.04	$14.33	$11.49

Total return[d]	5.38%	12.54%	35.37%	(26.61)%
Ratios to average net assets[e]
Expenses[f]	0.82%	0.82%	0.82%	0.82%
Net investment income	5.87%	5.93%	6.88%	6.93%

Supplemental data
Net assets, end of period (000’s)	$454,518	$415,541	$347,733	$135,360
Portfolio turnover rate	13.01%	41.65%	42.30%	43.89%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
Common Stocks and Other Equity Interests 38.7%
Consumer Discretionary 1.7%
[a]Charter Communications Inc., A	United States	1,100,000	$59,686,000
[a]Charter Communications Inc., wts., 11/30/14	United States	311,018	4,354,252
Comcast Corp., A	United States	900,000	22,806,000
[a,b]Dex One Corp.	United States	2,642,381	6,685,224
[a]General Motors Co.	United States	136,218	4,135,578
[a]General Motors Co., wts., 7/10/16	United States	123,835	2,650,069
[a]General Motors Co., wts., 7/10/19	United States	123,835	1,972,692
The Home Depot Inc.	United States	615,800	22,304,276
[a]SuperMedia Inc., Litigation Trust	United States	3,472,135	13,020
Target Corp.	United States	453,900	21,292,449

			145,899,560

Consumer Staples 0.8%
Diageo PLC	United Kingdom	1,150,000	23,504,161
PepsiCo Inc.	United States	672,500	47,364,175

			70,868,336

Energy 6.2%
[a]Alpha Natural Resources Inc.	United States	135,000	6,134,400
Baker Hughes Inc.	United States	250,000	18,140,000
BP PLC, ADR	United Kingdom	2,300,000	101,867,000
[a]Callon Petroleum Co.	United States	782,594	5,493,810
Canadian Oil Sands Ltd.	Canada	3,700,000	106,799,772
Chesapeake Energy Corp.	United States	400,000	11,876,000
Chevron Corp.	United States	250,000	25,710,000
ConocoPhillips	United States	1,000,000	75,190,000
Exxon Mobil Corp.	United States	1,082,350	88,081,643
Schlumberger Ltd.	United States	251,000	21,686,400
Spectra Energy Corp.	United States	1,900,000	52,079,000
[a]Weatherford International Ltd.	United States	1,000,000	18,750,000

			531,808,025

Financials 5.2%
Banco Santander SA	Spain	2,030,769	23,450,396
Bank of America Corp.	United States	6,100,000	66,856,000
Barclays PLC	United Kingdom	4,000,000	16,464,669
[a]CIT Group Inc.	United States	691,600	30,610,216
Citigroup Inc.	United States	580,000	24,151,200
[a]Fannie Mae	United States	1,928,019	638,174
HSBC Holdings PLC	United Kingdom	5,000,000	49,599,433
JPMorgan Chase & Co.	United States	1,850,000	75,739,000
M&T Bank Corp.	United States	500,000	43,975,000
QBE Insurance Group Ltd.	Australia	957,800	17,718,246
Wells Fargo & Co.	United States	2,750,000	77,165,000
Westfield Retail Trust	Australia	6,384,600	18,554,950

			444,922,284

Health Care 5.5%
Johnson & Johnson	United States	1,500,000	99,780,000
Merck & Co. Inc.	United States	4,000,000	141,160,000
Pfizer Inc.	United States	3,518,775	72,486,765
Roche Holding AG	Switzerland	950,000	158,973,597

			472,400,362

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
Common Stocks and Other Equity Interests (continued)
Industrials 0.8%
The Boeing Co.	United States	250,000	$18,482,500
General Electric Co.	United States	2,808,700	52,972,082

			71,454,582

Information Technology 1.7%
Cisco Systems Inc.	United States	1,000,000	15,610,000
[a]First Solar Inc.	United States	28,694	3,795,355
Intel Corp.	United States	3,000,000	66,480,000
Maxim Integrated Products Inc.	United States	1,825,507	46,659,959
Xerox Corp.	United States	1,000,000	10,410,000

			142,955,314

Materials 1.4%
Barrick Gold Corp.	Canada	700,000	31,703,000
Freeport-McMoRan Copper & Gold Inc., B	United States	237,286	12,552,429
Newmont Mining Corp.	United States	1,015,000	54,779,550
Nucor Corp.	United States	400,000	16,488,000

			115,522,979

Telecommunication Services 3.0%
AT&T Inc.	United States	2,600,000	81,666,000
CenturyLink Inc.	United States	500,000	20,215,000
Frontier Communications Corp.	United States	988,047	7,973,539
Telstra Corp. Ltd.	Australia	10,000,000	30,992,360
Verizon Communications Inc.	United States	1,200,000	44,676,000
Vodafone Group PLC	United Kingdom	27,500,000	72,976,807

			258,499,706

Utilities 12.4%
AGL Resources Inc.	United States	550,000	22,390,500
American Electric Power Co. Inc.	United States	1,523,800	57,416,784
CenterPoint Energy Inc.	United States	850,000	16,447,500
Consolidated Edison Inc.	United States	750,000	39,930,000
Dominion Resources Inc.	United States	1,600,000	77,232,000
DTE Energy Co.	United States	240,000	12,004,800
Duke Energy Corp.	United States	5,000,000	94,150,000
[a,c]Dynegy Inc.	United States	2,250,000	13,927,500
Entergy Corp.	United States	850,000	58,038,000
FirstEnergy Corp.	United States	750,000	33,112,500
NextEra Energy Inc.	United States	1,075,000	61,769,500
NiSource Inc.	United States	500,000	10,125,000
PG&E Corp.	United States	1,900,000	79,857,000
Pinnacle West Capital Corp.	United States	300,000	13,374,000
PPL Corp.	United States	1,250,000	34,787,500
Progress Energy Inc.	United States	1,400,000	67,214,000
Public Service Enterprise Group Inc.	United States	2,500,000	81,600,000
Sempra Energy	United States	1,100,000	58,168,000
The Southern Co.	United States	3,000,000	121,140,000
TECO Energy Inc.	United States	2,500,000	47,225,000
Xcel Energy Inc.	United States	2,670,464	64,892,275

			1,064,801,859

Total Common Stocks and Other Equity Interests (Cost $3,003,755,058)			3,319,133,007

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
[d]Equity-Linked Securities 1.1%
Consumer Discretionary 0.1%
Credit Suisse into Lowe’s Cos. Inc., 7.00%	United States	400,000	$9,197,080

Energy 0.3%
Credit Suisse into Schlumberger Ltd., 8.00%	United States	100,000	7,463,460
[e]Deutsche Bank AG into Chesapeake Energy Corp., 8.50%, 144A	United States	500,000	15,048,850

			22,512,310

Industrials 0.2%
Citgroup into General Electric Co., 8.00%	United States	358,000	6,769,780
[e]JPMorgan Chase & Co. into General Electric Co., 0.70%, 144A	United States	500,000	9,636,900

			16,406,680

Information Technology 0.5%
[e]Deutsche Bank AG into Intel Corp., 8.00%, 144A	United States	500,000	11,172,000
[e]The Goldman Sachs Group Inc. into Research In Motion Ltd., 8.00%, 144A	United States	200,000	6,063,200
[e]The Goldman Sachs Group Inc. into Xerox Corp., 8.00%, 144A	United States	1,260,000	13,498,254
[e]Morgan Stanley into Apple Inc., 7.50%, 144A	United States	40,000	13,760,960

			44,494,414

Total Equity-Linked Securities (Cost $97,797,600)			92,610,484

Convertible Preferred Stocks 3.8%
Consumer Discretionary 0.2%
General Motors Co., 4.75%, cvt. pfd., B	United States	322,400	15,713,776

Energy 0.8%
ATP Oil & Gas Corp., 8.00%, cvt. pfd., B	United States	50,000	4,599,500
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	30,000	37,881,900
[e]SandRidge Energy Inc., 7.00%, cvt. pfd., 144A	United States	190,000	30,564,920

			73,046,320

Financials 2.5%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	86,000	86,103,200
Citigroup Inc., 7.50%, cvt. pfd.	United States	54,200	6,512,130
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	600	5,040,000
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	400,000	10,444,000
Metlife Inc., 5.00%, cvt. pfd.	United States	525,000	43,275,750
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	61,000	64,660,000

			216,035,080

Health Care 0.2%
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	13,500	13,635,000

Materials 0.1%
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	200,000	9,978,000

Total Convertible Preferred Stocks (Cost $329,336,604)			328,408,176

Preferred Stocks 0.5%
Consumer Discretionary 0.0%†
[a]Motors Liquidation Co., Escrow pfd, C	United States	1,400,000	910,000

Financials 0.5%
Ally Financial Inc., 8.50%, pfd., A	United States	75,000	1,877,250
[a]Fannie Mae, 6.75%, pfd.	United States	500,000	1,087,500
[a]Fannie Mae, 7.625%, pfd., R	United States	800,000	1,680,000
[a]Fannie Mae, 8.25%, pfd.	United States	851,500	1,830,725
[a]Freddie Mac, 8.375%, pfd., Z	United States	1,549,200	4,570,140

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
Preferred Stocks (continued)
Financials (continued)
[e]GMAC Inc., 7.00%, pfd., 144A	United States	36,265	$34,084,567

			45,130,182

Total Preferred Stocks (Cost $109,624,886)			46,040,182

		Principal Amount*
Convertible Bonds 0.9%
Financials 0.7%
CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34	United States	5,000,000	5,025,000
[f]iStar Financial Inc., cvt., senior note, FRN, 0.805%, 10/01/12	United States	57,500,000	51,750,000

			56,775,000

Information Technology 0.0%†
Advanced Micro Devices Inc., cvt., senior note, 6.00%, 5/01/15	United States	2,383,000	2,427,681

Materials 0.2%
[e]Cemex SAB de CV, cvt., sub. note, 144A,
3.25%, 3/15/16	Mexico	9,100,000	9,032,660
3.75%, 3/15/18	Mexico	5,420,000	5,406,992

			14,439,652

Total Convertible Bonds (Cost $71,361,553)			73,642,333

Corporate Bonds 46.0%
Consumer Discretionary 7.2%
[e]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	4,700,000	4,923,250
Cablevision Systems Corp., senior note,
7.75%, 4/15/18	United States	35,000,000	37,493,750
8.00%, 4/15/20	United States	35,000,000	37,712,500
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	42,829,272	50,645,614
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,
8.125%, 4/30/20	United States	22,200,000	24,087,000
6.50%, 4/30/21	United States	20,000,000	19,825,000
[e]Cequel Communications Holdings I LLC, senior note, 144A, 8.625%, 11/15/17	United States	10,000,000	10,450,000
[e]Chrysler Group LLC/CG Co-Issuer Inc., senior secured note, 144A,
8.00%, 6/15/19	United States	25,000,000	24,687,500
8.25%, 6/15/21	United States	12,800,000	12,608,000
[e]CityCenter Holdings/Finance, senior secured note, 144A,
7.625%, 1/15/16	United States	4,100,000	4,253,750
[g]PIK, 11.50%, 1/15/17	United States	6,400,000	6,650,931
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	6,000,000	6,585,000
Clear Channel Communications Inc., senior note,
10.75%, 8/01/16	United States	2,000,000	1,815,000
[e]144A, 9.00%, 3/01/21	United States	69,100,000	66,508,750
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	United States	17,000,000	18,615,000
[e]ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	United States	15,000,000	14,925,000
[e]Cumulus Media Inc., senior note, 144A, 7.75%, 5/01/19	United States	10,000,000	9,700,000
[b,g]Dex One Corp., senior sub. note, PIK, 12.00%, 1/29/17	United States	32,511,674	14,223,857
[e]DISH DBS Corp., senior note, 144A, 6.75%, 6/01/21	United States	15,000,000	15,450,000
Ford Motor Credit Co. LLC,
8.00%, 6/01/14	United States	5,000,000	5,487,215
senior note, 7.00%, 4/15/15	United States	15,000,000	16,239,885

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
Ford Motor Credit Co. LLC, (continued)
senior note, 12.00%, 5/15/15	United States	12,900,000		$16,004,695
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	9,700,000		10,524,500
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	10,000,000		11,087,500
Host Hotels & Resorts LP, senior note, T, 9.00%, 5/15/17	United States	12,900,000		14,577,000
KB Home, senior note,
5.75%, 2/01/14	United States	6,500,000		6,370,000
6.25%, 6/15/15	United States	15,000,000		14,400,000
7.25%, 6/15/18	United States	10,600,000		9,632,750
MGM Resorts International, senior note,
6.75%, 4/01/13	United States	10,000,000		10,075,000
[e]144A, 10.00%, 11/01/16	United States	20,000,000		21,250,000
[e]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	11,700,000		11,553,750
[e]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%,
12/01/17	Germany	6,300,000		6,741,000
12/01/17	Germany	5,500,000	EUR	8,367,558
[e]UPC Germany GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	3,000,000	EUR	4,706,730
[e]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Cayman Islands	20,000,000		19,850,000
Virgin Media Secured Finance, senior secured note, 7.00%, 1/15/18	United Kingdom	10,000,000	GBP	17,052,544
Visant Corp., senior note, 10.00%, 10/01/17	United States	32,800,000		34,112,000

				619,192,029

Consumer Staples 0.7%
[e]Boparan Holdings Ltd., senior note, 144A,
9.75%, 4/30/18	United Kingdom	7,000,000	EUR	9,706,942
9.875%, 4/30/18	United Kingdom	7,500,000	GBP	11,457,120
JBS USA LLC/Finance Inc., senior note,
11.625%, 5/01/14	Brazil	10,000,000		11,550,000
[e]144A, 7.25%, 6/01/21	Brazil	7,500,000		7,331,250
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	16,000,000		16,400,000

				56,445,312

Energy 7.8%
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	14,600,000		15,768,000
[e]Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	11,100,000		11,169,375
ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	15,000,000		15,300,000
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	7,765,750		8,192,866
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	25,000,000		22,687,500
Chesapeake Energy Corp., senior note,
9.50%, 2/15/15	United States	10,000,000		11,650,000
6.50%, 8/15/17	United States	34,000,000		36,125,000
6.875%, 8/15/18	United States	16,200,000		17,091,000
7.25%, 12/15/18	United States	33,000,000		36,135,000
[e]Compagnie Generale de Geophysique-Veritas, senior note, 144A, 6.50%, 6/01/21	France	12,500,000		12,112,500
[e]Connacher Oil and Gas Ltd., secured note, 144A, 8.50%, 8/01/19	Canada	7,500,000		7,143,750
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	6,800,000		7,446,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000		25,701,984
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	8,100,000		8,626,500
[e]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	15,000,000		16,012,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	10,500,000		10,263,750
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	27,500,000		26,675,000
Holly Corp., senior note, 9.875%, 6/15/17	United States	2,300,000		2,576,000
Linn Energy Corp., senior note, 8.625%, 4/15/20	United States	20,000,000		21,800,000
[e]OGX Petroleo E Gas Participacoes SA, senior note, 144A, 8.50%, 6/01/18	Brazil	15,000,000		15,398,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Petrohawk Energy Corp., senior note,
10.50%, 8/01/14	United States	20,200,000	$22,826,000
7.875%, 6/01/15	United States	23,000,000	24,207,500
[e]144A, 6.25%, 6/01/19	United States	7,500,000	7,340,625
[e]Petroplus Finance Ltd., senior note, 144A,
6.75%, 5/01/14	Switzerland	14,365,000	14,149,525
7.00%, 5/01/17	Switzerland	30,000,000	28,350,000
Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18	United States	7,965,000	8,635,287
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	20,000,000	21,900,000
[c]Sabine Pass LNG LP, senior secured note,
7.25%, 11/30/13	United States	10,000,000	10,300,000
7.50%, 11/30/16	United States	35,000,000	36,050,000
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	23,500,000	25,145,000
[e]144A, 9.875%, 5/15/16	United States	20,000,000	22,050,000
[e]144A, 8.00%, 6/01/18	United States	21,000,000	21,525,000
[e]144A, 7.50%, 3/15/21	United States	13,300,000	13,482,875
SESI LLC, senior note, 6.875%, 6/01/14	United States	18,500,000	18,823,750
Tesoro Corp., senior note, 9.75%, 6/01/19	United States	10,400,000	11,674,000
[e]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	40,500,000	41,107,500
[e]Western Refining Inc.,
[f]senior note, 144A, FRN, 10.75%, 6/15/14	United States	5,000,000	5,375,000
senior secured note, 144A, 11.25%, 6/15/17	United States	5,000,000	5,650,000

			666,467,037

Financials 7.9%
[h]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,227,800
CIT Group Inc.,
7.00%, 5/01/14	United States	19,518,516	19,786,895
[e]secured bond, 144A, 7.00%, 5/04/15	United States	72,500,000	72,771,875
[e]secured bond, 144A, 7.00%, 5/02/16	United States	150,000,000	149,812,500
[e]secured bond, 144A, 7.00%, 5/02/17	United States	110,000,000	110,000,000
[e]CNL Income Properties Inc., senior note, 144A, 7.25%, 4/15/19	United States	15,000,000	13,650,000
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	10,003,000	11,278,383
Ally Financial Inc., senior note, 8.00%, 3/15/20	United States	10,000,000	10,650,000
Hexion U.S. Finance Corp., senior secured note, 8.875%, 2/01/18	United States	8,000,000	8,360,000
International Lease Finance Corp., senior note,
8.625%, 9/15/15	United States	2,100,000	2,283,750
8.75%, 3/15/17	United States	20,000,000	21,925,000
8.875%, 9/01/17	United States	20,000,000	22,100,000
[h]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	110,000,000	118,551,950
[e,f]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	25,000,000	33,437,500
[e,h]M&T Bank Corp., 144A, 6.875% to 6/15/16, FRN thereafter, Perpetual	United States	12,000,000	11,984,400
[h]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	5,600,000	5,740,000
[h]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	55,000,000	58,300,000

			675,860,053

Health Care 4.1%
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	55,000,000	56,787,500
[e]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	4,900,000	5,034,750
[e]HCA Holdings Inc., senior note, 144A, 7.75%, 5/15/21	United States	10,000,000	10,425,000
HCA Inc., senior note, 6.375%, 1/15/15	United States	5,000,000	5,125,000
senior note, 6.50%, 2/15/16	United States	20,000,000	20,450,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Health Care (continued)
HCA Inc., (continued)
senior secured note, 9.25%, 11/15/16	United States	10,000,000	$10,662,500
senior secured note, 8.50%, 4/15/19	United States	20,000,000	22,200,000
senior secured note, 7.875%, 2/15/20	United States	20,000,000	21,800,000
[e]Mylan Inc., senior note, 144A, 6.00%, 11/15/18	United States	5,000,000	5,106,250
[e,g]Quintiles Transnational Corp., senior note, 144A, PIK, 9.50%, 12/30/14	United States	30,000,000	30,825,000
Tenet Healthcare Corp.,
senior note, 8.00%, 8/01/20	United States	24,600,000	25,122,750
[f]senior note, FRN, 9.25%, 2/01/15	United States	13,500,000	14,833,125
senior secured note, 9.00%, 5/01/15	United States	40,000,000	43,100,000
senior secured note, 10.00%, 5/01/18	United States	41,250,000	47,076,562
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	23,100,000	23,966,250
Vanguard Health Holding Co. II LLC/Inc., senior note, 7.75%, 2/01/19	United States	4,000,000	4,070,000
Vanguard Health Systems Inc., zero cpn., 2/01/16	United States	10,300,000	6,836,625

			353,421,312

Industrials 2.7%
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	11,900,000	12,197,441
[e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	25,000,000	24,625,000
[e]Ceva Group PLC, senior secured note, 144A,
8.375%, 12/01/17	United Kingdom	6,800,000	6,910,500
11.50%, 4/01/18	United Kingdom	30,300,000	32,042,250
[e]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	10,860,000	11,633,775
Diversey Inc., senior note, 8.25%, 11/15/19	United States	9,000,000	10,597,500
Hertz Corp., senior note,
8.875%, 1/01/14	United States	6,951,000	7,159,530
[e]144A, 6.75%, 4/15/19	United States	4,500,000	4,477,500
[e]Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	United States	5,000,000	5,462,500
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	10,000,000	10,912,500
[e]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	3,600,000	3,897,000
RBS Global & Rexnord Corp.,
senior note, 8.50%, 5/01/18	United States	26,900,000	28,547,625
senior sub. note, 11.75%, 8/01/16	United States	13,500,000	14,343,750
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000	46,350,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	9,800,000	9,971,500

			229,128,371

Information Technology 6.4%
Advanced Micro Devices Inc., senior note, 8.125%, 12/15/17	United States	5,000,000	5,250,000
[e]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	22,300,000	21,965,500
CDW LLC/Finance Corp.,
senior note, 11.00%, 10/12/15	United States	442,000	467,415
senior sub. note, 12.535%, 10/12/17	United States	5,000,000	5,412,500
Ceridian Corp., senior note, 11.25%, 11/15/15	United States	20,000,000	20,100,000
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	4,000,000	4,140,000
First Data Corp.,
[e]senior bond, 144A, 12.625%, 1/15/21	United States	76,298,000	82,020,350
senior note, 9.875%, 9/24/15	United States	4,758,000	4,912,635
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	45,000,000	44,325,000
[e,g]senior secured note, 144A, PIK, 10.00%, 1/15/22	United States	33,188,000	30,948,042
senior sub. note, 11.25%, 3/31/16	United States	40,000,000	39,600,000
Freescale Semiconductor Inc.,
senior note, 10.125%, 12/15/16	United States	20,000,000	21,625,000
[e,i]senior note, 144A, 8.05%, 2/01/20	United States	25,000,000	25,250,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Information Technology (continued)
Freescale Semiconductor Inc., (continued)
[e]senior note, 144A, 10.75%, 8/01/20	United States	96,750,000		$109,811,250
[e]senior secured note, 144A, 10.125%, 3/15/18	United States	5,000,000		5,575,000
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	51,700,000		55,965,250
[e]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	8,600,000		9,642,750
Sanmina-SCI Corp.,
[e]senior note, 144A, 7.00%, 5/15/19	United States	15,000,000		14,250,000
senior sub. note, 8.125%, 3/01/16	United States	15,600,000		16,282,500
SunGard Data Systems Inc.,
senior note, 10.625%, 5/15/15	United States	7,500,000		8,156,250
senior note, 7.625%, 11/15/20	United States	10,000,000		10,150,000
senior sub. note, 10.25%, 8/15/15	United States	14,500,000		15,043,750

				550,893,192

Materials 2.1%
Berry Plastics Corp., senior secured note, 9.75%, 1/15/21	United States	5,000,000		4,862,500
[e]Building Materials Corp. of America, senior note, 144A, 6.75%, 5/01/21	United States	10,000,000		10,075,000
[e]FMG Resources August 2006 Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	14,000,000		14,325,080
6.875%, 2/01/18	Australia	11,900,000		12,138,000
Huntsman International LLC, senior note, 5.50%, 6/30/16	United States	1,750,000		1,730,313
[e]Ineos Group Holdings PLC,
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	5,000,000		4,962,500
senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	30,000,000	EUR	42,694,666
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	9,400,000	EUR	14,483,374
[e]Kinove German Bondco GmbH,
senior secured bond, 144A, 10.00%, 6/15/18	Germany	9,900,000	EUR	14,993,555
senior secured note, 144A, 9.625%, 6/15/18	Germany	13,100,000		13,656,750
NewPage Corp., senior secured note,
10.00%, 5/01/12	United States	10,800,000		3,294,000
11.375%, 12/31/14	United States	6,000,000		5,625,000
[e]Reynolds Group Holdings Ltd.,
senior note, 144A, 8.25%, 2/15/21	New Zealand	5,200,000		4,888,000
senior secured note, 144A, 6.875%, 2/15/21	New Zealand	10,000,000		9,706,250
Vulcan Materials Co., senior note,
6.50%, 12/01/16	United States	11,200,000		11,138,030
7.50%, 6/15/21	United States	13,500,000		13,497,084

				182,070,102

Telecommunication Services 1.4%
[e]Clearwire Corp., senior secured note, 144A, 12.00%, 12/01/15	United States	23,100,000		24,861,375
Cricket Communications Inc., senior note,
7.75%, 10/15/20	United States	40,000,000		39,300,000
[e]144A, 7.75%, 10/15/20	United States	5,000,000		4,912,500
Frontier Communications Corp., senior note,
8.25%, 4/15/17	United States	6,600,000		7,210,500
8.50%, 4/15/20	United States	12,900,000		14,125,500
[e]Intelsat Jackson Holding SA, senior note, 144A, 7.50%, 4/01/21	Luxembourg	20,000,000		19,925,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	7,700,000		8,498,875

				118,833,750

Utilities 5.7%
[e]AES Corp., senior note, 144A, 7.375%, 7/01/21	United States	5,800,000		5,894,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Utilities (continued)
[e]Calpine Corp., senior secured note, 144A,
7.25%, 10/15/17	United States	5,000,000	$5,100,000
7.875%, 7/31/20	United States	10,700,000	11,235,000
7.50%, 2/15/21	United States	15,000,000	15,375,000
7.875%, 1/15/23	United States	15,000,000	15,468,750
Dynegy Holdings Inc., senior note,
7.50%, 6/01/15	United States	20,000,000	16,400,000
7.50%, 6/01/15	United States	15,000,000	12,150,000
8.375%, 5/01/16	United States	82,699,000	66,572,695
7.75%, 6/01/19	United States	24,500,000	17,946,250
Energy Future Holdings Corp., senior note, R, 6.55%, 11/15/34	United States	35,000,000	17,325,000
GenOn Energy Inc., senior note,
7.625%, 6/15/14	United States	9,500,000	9,832,500
7.875%, 6/15/17	United States	25,000,000	25,250,000
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	7,500,000	7,968,750
Niska Gas Storage U.S./Canada, senior note, 8.875%, 3/15/18	United States	15,000,000	15,825,000
Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18	United States	6,400,000	7,229,830
[e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,
secured note, B, 144A, 15.00%, 4/01/21	United States	17,800,000	17,577,500
senior secured note, 144A, 11.50%, 10/01/20	United States	100,125,000	82,603,125
Texas Competitive Electric Holdings Co. LLC, senior note,
A, 10.25%, 11/01/15	United States	149,690,000	91,310,900
B, 10.25%, 11/01/15	United States	64,193,000	38,836,765
[g]PIK, 11.25%, 11/01/16	United States	13,000,014	8,360,855

			488,262,170

Total Corporate Bonds (Cost $3,751,406,877)			3,940,573,328

[f,j]Senior Floating Rate Interests 6.4%
Consumer Discretionary 1.3%
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	39,700,000	38,773,680
Clear Channel Communications Inc., Tranche B Term Loan, 3.836%, 1/29/16	United States	72,254,969	61,089,336
Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	9,950,000	9,968,656
[b]Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	4,400,730	3,692,948
SuperMedia Inc., Exit Term Loan, 11.00%, 12/31/15	United States	2,733,904	1,661,822

			115,186,442

Financials 0.7%
iStar Financial Inc., Tranche A2 Term Loan, 7.00%, 6/30/14	United States	60,000,000	59,785,500

Industrials 0.8%
Allison Transmission Inc., Term Loan B, 2.94%, 8/07/14	United States	26,987,071	26,504,246
Altegrity Inc.,
Term Loan B, 2.997%, 2/21/15	United States	14,758,644	14,500,368
Tranche D Term Loan, 7.75%, 2/21/15	United States	14,887,500	15,022,425
Ceva Group PLC,
Dollar Tranche B L/C, 5.246%, 8/31/16	United Kingdom	2,105,263	2,067,105
EGL Tranche B Term Loans, 5.273%, 8/31/16	United Kingdom	12,291,882	12,199,693

			70,293,837

Information Technology 1.2%
First Data Corp.,
2018 Term Loan, 4.00% - 4.186%, 3/24/18	United States	22,436,455	20,626,618
Term Loan B-1, 2.936%, 9/24/14	United States	13,650,417	12,669,293

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount*	Value
Senior Floating Rate Interests (continued)
Information Technology (continued)
First Data Corp., (continued)
Term Loan B-2, 2.936%, 9/24/14	United States	64,638,495	$59,992,603
Term Loan B-3, 2.936%, 9/24/14	United States	2,387,693	2,216,078
Freescale Semiconductor Inc., Extended Term Loan, 4.441%, 12/01/16	United States	2,590,375	2,581,876

			98,086,468

Materials 0.3%
[k]Dynacast International Ltd., Bridge Loan, 9.75%, 6/22/12	United Kingdom	25,000,000	25,032,750

Utilities 2.1%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.69% - 4.768%, 10/10/17	United States	224,606,875	175,795,309

Total Senior Floating Rate Interests (Cost $561,840,735)			544,180,306

Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $33,941,142) 0.4%
Financials 0.4%
[e,f]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 1.937%, 11/15/15	United States	39,012,806	36,235,621

Municipal Bonds 0.7%
California State GO,
7.95%, 3/01/36	United States	25,000,000	27,263,500
5.25%, 11/01/40	United States	2,815,000	2,777,448
Build America Bonds, 7.60%, 11/01/40	United States	13,920,000	16,054,911
Various Purpose, 6.00%, 11/01/39	United States	830,000	884,116
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,510,000	1,349,019
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,460,000	1,413,893
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	3,800,000	3,804,978
San Joaquin County Transportation Authority Sales Tax Revenue, Refunding, 5.50%, 3/01/41	United States	7,820,000	7,983,829

Total Municipal Bonds (Cost $55,827,256)			61,531,694

Total Investments before Short Term Investments (Cost $8,014,891,711)			8,442,355,131

Short Term Investments 1.0%
Repurchase Agreements (Cost $77,890,659) 0.9%
[l]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $77,890,670)	United States	77,890,659	77,890,659
Barclays Capital Inc. (Maturity Value $6,674,451)
BNP Paribas Securities Corp. (Maturity Value $17,798,018)
Credit Suisse Securities (USA) LLC (Maturity Value $13,348,124)
Deutsche Bank Securities Inc. (Maturity Value $8,923,934)
HSBC Securities (USA) Inc. (Maturity Value $6,674,452)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,449,115)
Morgan Stanley & Co. LLC (Maturity Value $6,674,452)
UBS Securities LLC (Maturity Value $13,348,124)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 - 9/13/19; [m]U.S. Government Agency Discount Notes, 9/28/11 - 12/28/11; [m]U.S. Treasury Bills, 8/04/11 - 8/25/11; U.S. Treasury Bonds, 7.25% - 11.25%, 2/15/15 - 5/15/16; and U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $79,647,087)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares	Value
Short Term Investments (continued)
[n]Investments from Cash Collateral Received for Loaned Securities (Cost $6,810,310) 0.1%
Money Market Funds 0.1%
[o]BNY Mellon Overnight Government Fund, 0.05%	United States	6,810,310	$6,810,310

Total Investments (Cost $8,099,592,680) 99.5%			8,527,056,100
Other Assets, less Liabilities 0.5%			45,984,367

Net Assets 100.0%			$8,573,040,467

See Abbreviations on page FI-35.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSee Note 9 regarding holdings of 5% voting securities.

cAt June 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

dSee Note 1(f) regarding equity-linked securities.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $2,064,768,563, representing 24.08% of net assets.

fThe coupon rate shown represents the rate at period end.

gIncome may be received in additional securities and/or cash.

hPerpetual security with no stated maturity date.

iA portion or all of the security is on loan at June 30, 2011. See Note 1(g).

jSee Note 1(h) regarding senior floating rate interests.

kSecurity purchased on a delayed delivery basis. See Note 1(d).

lSee Note 1(c) regarding joint repurchase agreement.

mThe security is traded on a discount basis with no stated coupon rate.

nSee Note 1(g) regarding securities on loan.

oThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,877,096,993
Cost - Non-controlled affiliated issuers (Note 9)	144,605,028
Cost - Repurchase agreements	77,890,659

Total cost of investments	$8,099,592,680

Value - Unaffiliated issuers	$8,424,563,412
Value - Non-controlled affiliated issuers (Note 9)	24,602,029
Value - Repurchase agreements	77,890,659

Total value of investments (includes securities loaned in the amount of $6,642,770)	8,527,056,100
Cash	602,037
Receivables:
Investment securities sold	8,253,429
Capital shares sold	3,178,289
Dividends and interest	92,660,318
Other assets	714,007

Total assets	8,632,464,180

Liabilities:
Payables:
Investment securities purchased	41,699,679
Capital shares redeemed	3,792,864
Affiliates	6,131,594
Payable upon return of securities loaned	6,810,310
Accrued expenses and other liabilities	989,266

Total liabilities	59,423,713

Net assets, at value	$8,573,040,467

Net assets consist of:
Paid-in capital	$9,003,119,417
Undistributed net investment income	237,360,854
Net unrealized appreciation (depreciation)	427,399,199
Accumulated net realized gain (loss)	(1,094,839,003)

Net assets, at value	$8,573,040,467

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Franklin Income Securities Fund
Class 1:
Net assets, at value	$1,715,055,274

Shares outstanding	113,653,147

Net asset value and maximum offering price per share	$15.09

Class 2:
Net assets, at value	$6,403,467,535

Shares outstanding	434,406,667

Net asset value and maximum offering price per share	$14.74

Class 4:
Net assets, at value	$454,517,658

Shares outstanding	30,341,167

Net asset value and maximum offering price per share	$14.98

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Income Securities Fund
Investment income:
Dividends	$72,779,618
Interest:
Unaffiliated issuers	208,650,737
Non-controlled affiliated issuers (Note 9)	2,077,560
Income from securities loaned	168,305

Total investment income	283,676,220

Expenses:
Management fees (Note 3a)	19,156,293
Distribution fees: (Note 3c)
Class 2	8,038,428
Class 4	768,254
Unaffiliated transfer agent fees	1,889
Custodian fees (Note 4)	86,909
Reports to shareholders	406,815
Professional fees	88,935
Trustees’ fees and expenses	15,856
Other	81,590

Total expenses	28,644,969
Expense reductions (Note 4)	(19)

Net expenses	28,644,950

Net investment income	255,031,270

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	108,257,344
Non-controlled affiliated issuers (Note 9)	110,799
Written options	415,499
Foreign currency transactions	50,340

Net realized gain (loss)	108,833,982

Net change in unrealized appreciation (depreciation) on:
Investments	81,712,603
Translation of other assets and liabilities denominated in foreign currencies	(26,123)

Net change in unrealized appreciation (depreciation)	81,686,480

Net realized and unrealized gain (loss)	190,520,462

Net increase (decrease) in net assets resulting from operations	$445,551,732

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Income Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$255,031,270	$459,831,319
Net realized gain (loss) from investments, written options and foreign currency transactions	108,833,982	1,566,016
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	81,686,480	446,658,211

Net increase (decrease) in net assets resulting from operations	445,551,732	908,055,546

Distributions to shareholders from:
Net investment income:
Class 1	(96,601,395)	(70,751,613)
Class 2	(356,087,463)	(403,393,475)
Class 4	(24,430,578)	(24,551,628)

Total distributions to shareholders	(477,119,436)	(498,696,716)

Capital share transactions: (Note 2)
Class 1	280,302,927	469,690,616
Class 2	109,587,489	(125,499,592)
Class 4	40,942,376	47,090,132

Total capital share transactions	430,832,792	391,281,156

Net increase (decrease) in net assets	399,265,088	800,639,986
Net assets:
Beginning of period	8,173,775,379	7,373,135,393

End of period	$8,573,040,467	$8,173,775,379

Undistributed net investment income included in net assets:
End of period	$237,360,854	$459,449,020

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result,

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 6 and 8 regarding investment transactions and other derivative information, respectively.

f. Equity-Linked Securities

The Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

g. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Senior Floating Rate Interests (continued)

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

i. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	13,568,291	$214,732,411	44,758,864	$645,042,814
Shares issued in reinvestment of distributions	6,487,669	96,601,395	5,206,153	70,751,613
Shares redeemed	(1,961,720)	(31,030,879)	(17,515,669)	(246,103,811)

Net increase (decrease)	18,094,240	$280,302,927	32,449,348	$469,690,616

Class 2 Shares:
Shares sold	17,084,824	$262,506,301	26,818,536	$380,019,084
Shares issued in reinvestment of distributions	24,473,365	356,087,463	30,330,336	403,393,475
Shares redeemed	(33,009,436)	(509,006,275)	(64,334,274)	(908,912,151)

Net increase (decrease)	8,548,753	$109,587,489	(7,185,402)	$(125,499,592)

Class 4 Shares:
Shares sold	2,443,626	$38,175,821	4,608,224	$66,369,834
Shares issued on reinvestment of distributions	1,652,948	24,430,578	1,817,293	24,551,628
Shares redeemed	(1,381,695)	(21,664,023)	(3,057,456)	(43,831,330)

Net increase (decrease)	2,714,879	$40,942,376	3,368,061	$47,090,132

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Other Affiliated Transactions

At June 30, 2011, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund owned 16.40% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, the custodian fees were reduced as noted in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$524,982,657
2017	521,405,875
2018	158,391,805

$1,204,780,337

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$8,114,095,045

Unrealized appreciation	$956,718,231
Unrealized depreciation	(543,757,176)

Net unrealized appreciation (depreciation)	$412,961,055

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, wash sales, foreign currency transactions, payments-in-kind, bond discounts and premiums, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $1,446,214,769 and $1,081,306,100, respectively.

Transactions in options written during the period ended June 30, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2010	3,690	$415,499
Options written	—	—
Options expired	(3,690)	(415,499)
Options exercised	—	—
Options closed	—	—

Options outstanding at June 30, 2011	—	$—

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

7. CREDIT RISK

At June 30, 2011, the Fund had 50.17% of its portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. OTHER DERIVATIVE INFORMATION

For the period ended June 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Equity contracts	Net realized gain (loss) from written options / Net change in unrealized appreciation (depreciation) on investments	$415,499	$3,501

For the period ended June 30, 2011, the average month end market value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 1.

See Note 1(e) regarding derivative financial instruments.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2011, were as shown below.

Name of Issuer	Number of Shares/Principal Amount Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Principal Amount Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
[a]Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	4,783,951	—	383,221	4,400,730	$3,692,948	$137,697	$110,799
Dex One Corp.	2,642,381	—	—	2,642,381	6,685,224	—	—
Dex One Corp., senior sub. note, PIK, 12.00%, 1/29/17	32,511,674	—	—	32,511,674	14,223,857	1,939,863	—

Total Affiliated Securities (0.29% of Net Assets)					$24,602,029	$2,077,560	$110,799

aCompany is a wholly owned subsidiary of Dex One Corp.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

10. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$157,246,064	$5,277,272	$—	$162,523,336
Energy	531,808,025	73,046,320	—	604,854,345
Financials	666,962,979	39,124,567	—	706,087,546
Health Care	472,400,362	13,635,000	—	486,035,362
All Other Equity Investments[b]	1,734,080,776	—	—	1,734,080,776
Equity-Linked Securities		92,610,484	—	92,610,484
Convertible Bonds	—	73,642,333	—	73,642,333
Corporate Bonds	—	3,940,573,328	—	3,940,573,328
Senior Floating Rate Interests	—	544,180,306	—	544,180,306
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	36,235,621	—	36,235,621
Municipal Bonds	—	61,531,694	—	61,531,694
Short Term Investments	—	84,700,969	—	84,700,969

Total Investments in Securities	$3,562,498,206	$4,964,557,894	$—	$8,527,056,100

aIncludes common, preferred, and convertible preferred stocks as well as other equity investments.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency	Selected Portfolio
Euro - Euro	ADR - American Depository Receipt
GBP - British Pound	AGMC - Assured Guaranty Municipal Corp.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
L/C - Letter of Credit
MTN - Medium Term Note
NATL - National Public Financial Guarantee Corp.
PIK - Payment-In-Kind

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Large Cap Growth Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Large Cap Growth Securities Fund – Class 1 delivered a +3.33% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Growth Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FLG-1

Fund Goal and Main Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large-capitalization companies. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the +6.02% total return of its primary benchmark, the Standard & Poor’s 500 Index (S&P 500), and the +6.37% total return of its secondary benchmark, the Russell 1000 Growth Index, for the same period.2

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended June 30, 2011. Business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

The unemployment rate improved in the first quarter when job creation began to gain some traction. However, government payrolls continued to trend down and job creation slowed in the second quarter, causing the unemployment rate to end the period at 9.2%.3 Consumer spending rose noticeably for 11 consecutive months through May but declined in June as concerns about job growth and rising gasoline and food prices dampened consumer confidence. To offset the disruption of global oil supply caused by the conflicts in Libya, the International Energy Agency announced in June the release of 60 million barrels of oil in July from strategic reserves of the U.S. and 27 other nations. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with housing market weakness and massive debt at period-end.

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. The Fund may have substantial investments in particular sectors from time to time, such as the technology sector (including health care technology, electronic technology and technology services), which has been among the most volatile sectors in the market, as well as the communications and financial services sectors, and may be at greater risk from adverse developments in a sector than a fund that invests more broadly. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

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Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Investors’ attitudes shifted with each release of economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. Ultimately, stock indexes produced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and record-high corporate earnings growth.

Investment Strategy

We employ our long-held strategy: bottom-up, individual-company, fundamental research aimed at opportunistically finding what we believe to be outstanding large-cap companies across all sectors, at valuations we believe understate their fair worth, with future growth potential being a key driver of estimated worth. In doing so, we work hard to ensure we are being adequately compensated for the risks that are inherent to all forecasting efforts, aiming to own those stocks that make the most sense from a risk/return perspective. We believe this disciplined, bottom-up analysis of future growth potential, current valuation and other risks on a stock-by-stock basis best supports our efforts to maintain a portfolio with superior risk/return characteristics and thus affords us the best prospects for strong performance over the long term.

Manager’s Discussion

Looking back on the key factors impacting the Fund’s returns during the six months under review, we would like to remind shareholders that our investment strategy is primarily bottom-up and driven by individual stock selection. However, we recognize that a sector-based discussion can be a helpful way to organize a portfolio review of key performance drivers.

From a sector perspective, our stock selection in the materials sector helped the Fund’s performance relative to the S&P 500. In particular,

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our position in chemical producer Celanese helped performance.4 Stock selection in the energy sector also aided relative results mainly due to our holding in oil and natural gas company Petrohawk Energy.4 Other key contributors to relative Fund returns included pharmaceutical company Roche Holding4 and global payment network MasterCard.

In contrast, stock selection in the consumer discretionary sector was a major detractor from relative returns. Key laggards included Target and Kohl’s, both multiline retail stores hurt by declining consumer spending. Also in this sector was Marriott International, a hotel operator and franchiser that declined in value due to a slower growth rate in its domestic market and weakness in its timeshare unit, which the company planned to spin off under the name Marriott Vacations Worldwide. Our stock selection and overweighted allocation and stock selection in information technology relative to the S&P 500 also hampered performance, particularly our positions in mobile communications wireless provider Research in Motion4 and light-emitting diodes manufacturer Cree.4 Stock selection in the financials sector also detracted from results where our large position in banking and trust services provider Northern Trust hindered relative and absolute performance.

Thank you for your participation in Franklin Large Cap Growth Securities Fund. We look forward to serving your future investment needs.

4. This holding is not an index component.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Large Cap Growth

Securities Fund

6/30/11

Company Sector/Industry	% of Total Net Assets
Exxon Mobil Corp.	3.2%
Energy
JPMorgan Chase & Co.	2.3%
Financials
Apple Inc.	2.3%
Information Technology
Wells Fargo & Co.	2.0%
Financials
Google Inc.	1.9%
Information Technology
Schlumberger Ltd.	1.9%
Energy
U.S. Bancorp	1.9%
Financials
Hewlett-Packard Co.	1.9%
Information Technology
Target Corp.	1.8%
Consumer Discretionary
EMC Corp.	1.8%
Information Technology

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Growth Securities Fund Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,033.30	$4.03
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.80%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.07	$13.62	$10.66	$17.51	$16.70	$15.17

Income from investment operations[a]:
Net investment income[b]	0.07	0.12	0.12	0.17	0.21	0.17
Net realized and unrealized gains (losses)	0.43	1.48	3.04	(5.82)	0.89	1.51

Total from investment operations	0.50	1.60	3.16	(5.65)	1.10	1.68

Less distributions from:
Net investment income	(0.14)	(0.15)	(0.20)	(0.24)	(0.16)	(0.15)
Net realized gains	—	—	—	(0.96)	(0.13)	—

Total distributions	(0.14)	(0.15)	(0.20)	(1.20)	(0.29)	(0.15)

Net asset value, end of period	$15.43	$15.07	$13.62	$10.66	$17.51	$16.70

Total return[c]	3.33%	11.85%	30.04%	(34.39)%	6.53%	11.17%
Ratios to average net assets[d]
Expenses	0.80%	0.79%	0.81% [e]	0.77% [e]	0.74% [e]	0.76% [e]
Net investment income	0.93%	0.86%	1.03%	1.19%	1.21%	1.11%

Supplemental data
Net assets, end of period (000’s)	$55,588	$58,265	$58,287	$51,651	$96,920	$114,929
Portfolio turnover rate	24.25%	46.75%	71.95%	66.04%	50.67%	50.97%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.86	$13.43	$10.50	$17.25	$16.47	$14.97

Income from investment operations[a]:
Net investment income[b]	0.05	0.08	0.09	0.13	0.17	0.13
Net realized and unrealized gains (losses)	0.42	1.46	3.00	(5.73)	0.87	1.49

Total from investment operations	0.47	1.54	3.09	(5.60)	1.04	1.62

Less distributions from:
Net investment income	(0.10)	(0.11)	(0.16)	(0.19)	(0.13)	(0.12)
Net realized gains	—	—	—	(0.96)	(0.13)	—

Total distributions	(0.10)	(0.11)	(0.16)	(1.15)	(0.26)	(0.12)

Net asset value, end of period	$15.23	$14.86	$13.43	$10.50	$17.25	$16.47

Total return[c]	3.17%	11.59%	29.73%	(34.53)%	6.23%	10.90%
Ratios to average net assets[d]
Expenses	1.05%	1.04%	1.06% [e]	1.02% [e]	0.99% [e]	1.01% [e]
Net investment income	0.68%	0.61%	0.78%	0.94%	0.96%	0.86%

Supplemental data
Net assets, end of period (000’s)	$337,265	$357,405	$373,821	$328,597	$642,351	$636,592
Portfolio turnover rate	24.25%	46.75%	71.95%	66.04%	50.67%	50.97%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 95.2%
Consumer Discretionary 8.5%
Best Buy Co. Inc.	United States	70,903	$2,227,063
[a]BorgWarner Inc.	United States	23,700	1,914,723
[a]DIRECTV, A	United States	27,600	1,402,632
[a]General Motors Co.	United States	24,300	737,748
Kohl’s Corp.	United States	82,600	4,130,826
Marriott International Inc., A	United States	86,900	3,084,081
NIKE Inc., B	United States	41,200	3,707,176
Target Corp.	United States	154,700	7,256,977
[a]Urban Outfitters Inc.	United States	130,700	3,679,205
The Walt Disney Co.	United States	131,900	5,149,376

			33,289,807

Consumer Staples 6.9%
Altria Group Inc.	United States	44,000	1,162,040
Costco Wholesale Corp.	United States	37,800	3,070,872
CVS Caremark Corp.	United States	102,400	3,848,192
PepsiCo Inc.	United States	68,800	4,845,584
Philip Morris International Inc.	United States	71,000	4,740,670
The Procter & Gamble Co.	United States	66,945	4,255,694
Wal-Mart Stores Inc.	United States	60,400	3,209,656
Walgreen Co.	United States	45,054	1,912,993

			27,045,701

Energy 13.4%
Anadarko Petroleum Corp.	United States	77,050	5,914,358
Chevron Corp.	United States	50,700	5,213,988
ConocoPhillips	United States	64,700	4,864,793
Devon Energy Corp.	United States	76,500	6,028,965
Exxon Mobil Corp.	United States	153,700	12,508,106
Halliburton Co.	United States	96,300	4,911,300
Peabody Energy Corp.	United States	27,700	1,631,807
[a]Petrohawk Energy Corp.	United States	167,000	4,119,890
Schlumberger Ltd.	United States	87,570	7,566,048

			52,759,255

Financials 13.7%
Aflac Inc.	United States	92,700	4,327,236
Bank of America Corp.	United States	329,500	3,611,320
BlackRock Inc.	United States	10,800	2,071,548
Citigroup Inc.	United States	104,390	4,346,800
The Goldman Sachs Group Inc.	United States	14,600	1,943,114
Invesco Ltd.	United States	81,300	1,902,420
JPMorgan Chase & Co.	United States	222,840	9,123,069
Northern Trust Corp.	United States	119,400	5,487,624
State Street Corp.	United States	78,141	3,523,378
T. Rowe Price Group Inc.	United States	32,900	1,985,186
U.S. Bancorp	United States	291,427	7,434,303
Wells Fargo & Co.	United States	283,600	7,957,816

			53,713,814

Health Care 13.3%
Abbott Laboratories	United States	78,090	4,109,096
Aetna Inc.	United States	157,000	6,922,130
[a]Agilent Technologies Inc.	United States	69,500	3,552,145

FLG-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Health Care (continued)
[a]Celgene Corp.	United States	81,600	$4,922,112
[a]Express Scripts Inc.	United States	68,300	3,686,834
[a]Gilead Sciences Inc.	United States	128,100	5,304,621
Johnson & Johnson	United States	72,300	4,809,396
Medtronic Inc.	United States	100,900	3,887,677
Merck & Co. Inc.	United States	163,375	5,765,504
Roche Holding AG, ADR	Switzerland	115,200	4,833,792
Teva Pharmaceutical Industries Ltd., ADR	Israel	52,000	2,507,440
[a]Thoratec Corp.	United States	61,300	2,011,866

			52,312,613

Industrials 10.4%
The Boeing Co.	United States	36,800	2,720,624
Caterpillar Inc.	United States	29,600	3,151,216
Emerson Electric Co.	United States	114,900	6,463,125
Expeditors International of Washington Inc.	United States	85,090	4,355,757
FedEx Corp.	United States	22,500	2,134,125
General Dynamics Corp.	United States	62,900	4,687,308
General Electric Co.	United States	369,900	6,976,314
Precision Castparts Corp.	United States	15,300	2,519,145
Union Pacific Corp.	United States	29,200	3,048,480
United Technologies Corp.	United States	52,000	4,602,520

			40,658,614

Information Technology 22.7%
[a]Apple Inc.	United States	27,100	9,096,657
Cisco Systems Inc.	United States	427,400	6,671,714
[a]Cree Inc.	United States	22,300	749,057
[a]EMC Corp.	United States	260,000	7,163,000
[a]First Solar Inc.	United States	12,830	1,697,024
FLIR Systems Inc.	United States	60,900	2,052,939
[a]Google Inc., A	United States	15,100	7,646,338
Hewlett-Packard Co.	United States	200,300	7,290,920
Intel Corp.	United States	269,300	5,967,688
International Business Machines Corp.	United States	40,900	7,016,395
[a]Lam Research Corp.	United States	43,800	1,939,464
MasterCard Inc., A	United States	8,330	2,510,162
Microsoft Corp.	United States	248,100	6,450,600
[a]NetApp Inc.	United States	78,700	4,153,786
Oracle Corp.	United States	119,500	3,932,745
QUALCOMM Inc.	United States	99,700	5,661,963
[a]Research In Motion Ltd.	Canada	108,100	3,118,685
[a]SMART Technologies Inc., A	Canada	173,900	991,230
Visa Inc., A	United States	25,700	2,165,482
Xerox Corp.	United States	296,400	3,085,524

			89,361,373

Materials 2.4%
Celanese Corp., A	United States	110,700	5,901,417
Freeport-McMoRan Copper & Gold Inc., B	United States	26,750	1,415,075
Randgold Resources Ltd., ADR	United Kingdom	26,500	2,227,325

			9,543,817

FLG-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Telecommunication Services 2.3%
AT&T Inc.	United States	168,500	$5,292,585
Vodafone Group PLC, ADR	United Kingdom	138,600	3,703,392

			8,995,977

Utilities 1.6%
Exelon Corp.	United States	28,880	1,237,219
Sempra Energy	United States	32,600	1,723,888
The Southern Co.	United States	84,100	3,395,958

			6,357,065

Total Common Stocks (Cost $277,680,007)			374,038,036

		Principal Amount
Short Term Investments (Cost $17,003,149) 4.3%
Repurchase Agreements 4.3%
[b]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $17,003,151)	United States	$17,003,149	17,003,149
Barclays Capital Inc. (Maturity Value $1,457,000)
BNP Paribas Securities Corp. (Maturity Value $3,885,220)
Credit Suisse Securities (USA) LLC (Maturity Value $2,913,830)
Deutsche Bank Securities Inc. (Maturity Value $1,948,051)
HSBC Securities (USA) Inc. (Maturity Value $1,457,000)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $971,220)
Morgan Stanley & Co. LLC (Maturity Value $1,457,000)
UBS Securities LLC (Maturity Value $2,913,830)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 - 9/13/19;
[c]U.S. Government Agency Discount Notes, 9/28/11 - 12/28/11; [c]U.S. Treasury Bills,
8/04/11 - 8/25/11; U.S. Treasury Bonds, 7.25% - 11.25%, 2/15/15 - 5/15/16; and
U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $17,386,569)

Total Investments (Cost $294,683,156) 99.5%			391,041,185
Other Assets, less Liabilities 0.5%			1,811,929

Net Assets 100.0%			$392,853,114

See Abbreviations on page FLG-20.

aNon-income producing.

bSee Note 1(b) regarding joint repurchase agreement.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FLG-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Large Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$277,680,007
Cost - Repurchase agreements	17,003,149

Total cost of investments	$294,683,156

Value - Unaffiliated issuers	$374,038,036
Value - Repurchase agreements	17,003,149

Total value of investments	391,041,185
Receivables:
Investment securities sold	5,180,352
Capital shares sold	538,424
Dividends	527,780
Other assets	189

Total assets	397,287,930

Liabilities:
Payables:
Investment securities purchased	3,814,852
Capital shares redeemed	77,603
Affiliates	382,632
Accrued expenses and other liabilities	159,729

Total liabilities	4,434,816

Net assets, at value	$392,853,114

Net assets consist of:
Paid-in capital	$380,746,605
Undistributed net investment income	1,461,349
Net unrealized appreciation (depreciation)	96,358,029
Accumulated net realized gain (loss)	(85,712,869)

Net assets, at value	$392,853,114

Class 1:
Net assets, at value	$55,588,454

Shares outstanding	3,603,204

Net asset value and maximum offering price per share	$15.43

Class 2:
Net assets, at value	$337,264,660

Shares outstanding	22,146,701

Net asset value and maximum offering price per share	$15.23

The accompanying notes are an integral part of these financial statements.

FLG-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Large Cap Growth Securities Fund
Investment income:
Dividends	$3,526,731
Interest	5,559

Total investment income	3,532,290

Expenses:
Management fees (Note 3a)	1,534,366
Distribution fees: (Note 3c)
Class 2	439,496
Class 4	3
Unaffiliated transfer agent fees	361
Custodian fees (Note 4)	2,998
Reports to shareholders	66,354
Professional fees	15,242
Trustees’ fees and expenses	886
Other	10,780

Total expenses	2,070,486

Net investment income	1,461,804

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	26,547,072
Net change in unrealized appreciation (depreciation) on investments	(14,917,081)

Net realized and unrealized gain (loss)	11,629,991

Net increase (decrease) in net assets resulting from operations	$13,091,795

The accompanying notes are an integral part of these financial statements.

FLG-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Growth Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$1,461,804	$2,645,428
Net realized gain (loss) from investments	26,547,072	25,795,539
Net change in unrealized appreciation (depreciation) on investments	(14,917,081)	16,339,203

Net increase (decrease) in net assets resulting from operations	13,091,795	44,780,170

Distributions to shareholders from:
Net investment income:
Class 1	(492,852)	(595,893)
Class 2	(2,152,135)	(2,876,875)
Class 4	—	(33)

Total distributions to shareholders	(2,644,987)	(3,472,801)

Capital share transactions: (Note 2)
Class 1	(4,099,484)	(5,756,855)
Class 2	(29,163,195)	(51,989,055)
Class 4	(4,876)	—

Total capital share transactions	(33,267,555)	(57,745,910)

Net increase (decrease) in net assets	(22,820,747)	(16,438,541)
Net assets:
Beginning of period	415,673,861	432,112,402

End of period	$392,853,114	$415,673,861

Undistributed net investment income included in net assets:
End of period	$1,461,349	$2,644,532

The accompanying notes are an integral part of these financial statements.

FLG-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Large Cap Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. On March 4, 2011, the Fund liquidated Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

FLG-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FLG-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011[a]		Year Ended December 31, 2010[b]
	Shares	Amount	Shares	Amount
Class 1 Shares:
Shares sold	72,784	$1,166,160	68,402	$948,510
Shares issued in reinvestment of distributions	33,122	492,852	44,470	595,893
Shares redeemed	(368,274)	(5,758,496)	(527,249)	(7,301,258)

Net increase (decrease)	(262,368)	$(4,099,484)	(414,377)	$(5,756,855)

Class 2 Shares:
Shares sold	496,164	$7,621,675	1,051,169	$13,759,246
Shares issued in reinvestment of distributions	146,503	2,152,135	217,451	2,876,875
Shares redeemed	(2,549,389)	(38,937,005)	(5,055,225)	(68,625,176)

Net increase (decrease)	(1,906,722)	$(29,163,195)	(3,786,605)	$(51,989,055)

Class 4 Shares:
Shares redeemed	(312)	$(4,876)

[a]Effective	March 4, 2011, Class 4 was liquidated.
[b]During	the year Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FLG-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$43,737,615
2017	62,499,598

$106,237,213

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

FLG-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

5. INCOME TAXES (continued)

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$299,564,308

Unrealized appreciation	$97,753,259
Unrealized depreciation	(6,276,382)

Net unrealized appreciation (depreciation)	$91,476,877

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $97,140,096 and $135,760,893, respectively.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

FLG-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]	$374,038,036	$—	$—	$374,038,036
Short Term Investments	—	17,003,149	—	17,003,149

Total Investments in Securities	$374,038,036	$17,003,149	$—	$391,041,185

aFor detailed industry descriptions, see the accompanying Statement of Investments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt

FLG-20

FRANKLIN RISING DIVIDENDS SECURITIES FUND

We are pleased to bring you Franklin Rising Dividends Securities Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Rising Dividends Securities Fund – Class 1 delivered a +6.72% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Rising Dividends Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FRD-1

Fund Goal and Main Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which rose 6.02% for the same period.1 Please note the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended June 30, 2011. Business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

The unemployment rate improved in the first quarter when job creation began to gain some traction. However, government payrolls continued to trend down and job creation slowed in the second quarter, causing the unemployment rate to end the period at 9.2%.2 Consumer spending rose for 11 consecutive months through May but declined in June as concerns about job growth and rising gasoline and food prices dampened consumer confidence. To offset the disruption of global oil supply caused by the conflicts in Libya, the International Energy Agency announced in June the release of 60 million barrels of oil in July from strategic reserves of the U.S. and 27 other nations. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with housing market weakness and massive debt at period-end.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. The Fund may have significant investments in particular sectors from time to time, such as financial institutions and health care, and may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

FRD-2

monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Investors’ attitudes shifted with each release of economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. Ultimately, stock indexes produced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and record-high corporate earnings growth.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance sheets. We attempt to acquire such stocks at attractive prices, often when they are out of favor with other investors. In following these criteria, we do not necessarily focus on companies whose securities pay a high dividend but rather on companies that consistently raise their dividends.

Manager’s Discussion

During the six months under review, significant contributors to Fund performance included Praxair, Dover and United Technologies. Shares appreciated in value for each of these companies as they experienced improved operating results and reported strong quarterly revenue growth. Industrial gases company Praxair has 18 consecutive years of dividend increases, while industrial conglomerates Dover and United Technologies have raised their dividends for 55 years and 17 years, respectively.

Detractors from performance included Hudson City Bancorp, Old Republic International and Aflac. Declining net interest margin led large savings bank Hudson City to restructure its balance sheet and reduce its dividend. In our analysis, prospective net interest margin may improve after the company reduces its high-cost borrowings and low-yielding securities. Multiline insurer Old Republic’s shares have been pressured

FRD-3

by continuing losses in the company’s mortgage insurance business. Supplemental insurance provider Aflac’s shares fell in value after the company disclosed that its decision to more conservatively position its investment portfolio would result in lower 2012 earnings than analysts’ estimates.

During the period, we initiated eight new positions: specialty chemicals company Albemarle (17 years of dividend increases), integrated energy company Chevron (23 years), insurer Chubb (46 years), consumer products manufacturer and marketer Colgate-Palmolive (48 years), integrated energy company Exxon Mobil (29 years), memorialization and related products manufacturer Matthews International (16 years), global athletic footwear and apparel maker Nike (9 years), and industrial equipment manufacturer Pentair (35 years). We made significant additions to holdings of restaurant operator McDonald’s and global snacks and beverage manufacturer PepsiCo and made smaller additions to eight other positions. During the period, Unilever completed its cash purchase of long-time Fund holding Alberto-Culver. We liquidated our position in Nordson during the period and made smaller reductions to 18 other holdings.

Our 10 largest positions on June 30, 2011, represented 45.1% of the Fund’s total net assets. It is interesting to note how these 10 companies would respond, in aggregate, to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 33 years in a row and by 285% in the past 10 years. Their most recent year-over-year dividend increases averaged 12.7% with a yield of 2.1% on June 30, 2011, and a dividend payout ratio of 30.7%, based on estimates of calendar year 2011 operating earnings. The average price/earnings ratio was 15.5 times calendar year 2011 estimates versus 13.8 for that of the unmanaged S&P 500.

Thank you for your participation in Franklin Rising Dividends Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Rising Dividends Securities Fund

6/30/11

Company Sector/Industry	% of Total Net Assets
Abbott Laboratories	5.0%
Pharmaceuticals, Biotechnology & Life Sciences
Becton, Dickinson and Co.	5.0%
Health Care Equipment & Services
United Technologies Corp.	5.0%
Aerospace & Defense
Praxair Inc.	4.8%
Materials
The Procter & Gamble Co.	4.7%
Household & Personal Products
Wal-Mart Stores Inc.	4.6%
Food & Staples Retailing
Dover Corp.	4.2%
Machinery
International Business Machines Corp.	4.2%
Software & Services
Roper Industries Inc.	4.1%
Electrical Equipment
Family Dollar Stores Inc.	3.5%
Retailing

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRD-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Rising Dividends Securities Fund – Class 1

FRD-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,067.20	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.11

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.62%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRD-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.15	$16.13	$13.96		$19.61	$20.88	$18.11

Income from investment operations[a]:
Net investment income[b]	0.16	0.32	0.14	[c]	0.35	0.36	0.58	[d]
Net realized and unrealized gains (losses)	1.11	3.01	2.28		(5.51)	(0.80)	2.53

Total from investment operations	1.27	3.33	2.42		(5.16)	(0.44)	3.11

Less distributions from:
Net investment income	(0.33)	(0.31)	(0.25)		(0.36)	(0.53)	(0.24)
Net realized gains	—	—	—		(0.13)	(0.30)	(0.10)

Total distributions	(0.33)	(0.31)	(0.25)		(0.49)	(0.83)	(0.34)

Net asset value, end of period	$20.09	$19.15	$16.13		$13.96	$19.61	$20.88

Total return[e]	6.72%	20.94%	17.67%		(26.94)%	(2.41)%	17.43%
Ratios to average net assets[f]
Expenses	0.62%	0.64%	0.65%	[g]	0.61% [g]	0.59% [g]	0.61%	[g]
Net investment income	1.67%	1.88%	0.99%	[c]	2.05%	1.72%	3.15%	[d]

Supplemental data
Net assets, end of period (000’s)	$149,222	$148,544	$139,816		$142,862	$235,946	$288,303
Portfolio turnover rate	9.51%	8.97%	16.99%		5.39%	3.29%	6.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 2.07%.

dNet investment income per share includes approximately $0.30 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.57%.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.82	$15.86	$13.72		$19.27	$20.55	$17.84

Income from investment operations[a]:
Net investment income[b]	0.14	0.28	0.10	[c]	0.31	0.30	0.56	[d]
Net realized and unrealized gains (losses)	1.09	2.95	2.24		(5.42)	(0.79)	2.46

Total from investment operations	1.23	3.23	2.34		(5.11)	(0.49)	3.02

Less distributions from:
Net investment income	(0.29)	(0.27)	(0.20)		(0.31)	(0.49)	(0.21)
Net realized gains	—	—	—		(0.13)	(0.30)	(0.10)

Total distributions	(0.29)	(0.27)	(0.20)		(0.44)	(0.79)	(0.31)

Net asset value, end of period	$19.76	$18.82	$15.86		$13.72	$19.27	$20.55

Total return[e]	6.59%	20.64%	17.34%		(27.10)%	(2.69)%	17.12%
Ratios to average net assets[f]
Expenses	0.87%	0.89%	0.90%	[g]	0.86% [g]	0.84% [g]	0.86%	[g]
Net investment income	1.42%	1.63%	0.74%	[c]	1.80%	1.47%	2.90%	[d]

Supplemental data
Net assets, end of period (000’s)	$1,593,608	$1,572,732	$1,371,351		$1,286,878	$2,079,366	$1,981,240
Portfolio turnover rate	9.51%	8.97%	16.99%		5.39%	3.29%	6.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.82%.

dNet investment income per share includes approximately $0.30 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.32%.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.04	$16.09	$13.92		$18.51

Income from investment operations[b]:
Net investment income[c]	0.13	0.32	0.13	[d]	0.26
Net realized and unrealized gains (losses)	1.09	2.94	2.24		(4.36)

Total from investment operations	1.22	3.26	2.37		(4.10)

Less distributions from:
Net investment income	(0.32)	(0.31)	(0.20)		(0.36)
Net realized gains	—	—	—		(0.13)

Total distributions	(0.32)	(0.31)	(0.20)		(0.49)

Net asset value, end of period	$19.94	$19.04	$16.09		$13.92

Total return[e]	6.48%	20.62%	17.22%		(22.82)%
Ratios to average net assets[f]
Expenses	0.97%	0.99%	1.00%	[g]	0.96% [g]
Net investment income	1.32%	1.53%	0.64%	[d]	1.70%

Supplemental data
Net assets, end of period (000’s)	$2,053	$1,007	$15		$4
Portfolio turnover rate	9.51%	8.97%	16.99%		5.39%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.72%.

eTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 96.8%
Aerospace & Defense 5.1%
General Dynamics Corp.	28,000	$2,086,560
United Technologies Corp.	970,400	85,890,104

		87,976,664

Banks 1.1%
Hudson City Bancorp Inc.	1,560,300	12,778,857
Peoples Bancorp Inc.	102,065	1,150,273
[a]TrustCo Bank Corp. NY	299,985	1,469,926
U.S. Bancorp	146,449	3,735,914

		19,134,970

Commercial & Professional Services 2.4%
ABM Industries Inc.	951,288	22,203,062
Cintas Corp.	481,200	15,894,036
Superior Uniform Group Inc.	237,100	2,785,925

		40,883,023

Consumer Durables & Apparel 2.6%
[b]Kid Brands Inc.	265,947	1,372,286
Leggett & Platt Inc.	775,800	18,914,004
NIKE Inc., B	277,000	24,924,460

		45,210,750

Consumer Services 2.7%
Hillenbrand Inc.	1,191,300	28,174,245
Matthews International Corp., A	24,572	986,566
McDonald’s Corp.	212,345	17,904,930

		47,065,741

Diversified Financials 0.8%
State Street Corp.	324,500	14,631,705

Electrical Equipment 6.9%
Brady Corp., A	1,515,579	48,589,463
Roper Industries Inc.	854,250	71,159,025

		119,748,488

Energy 3.9%
Chevron Corp.	478,500	49,208,940
Exxon Mobil Corp.	226,500	18,432,570

		67,641,510

Food & Staples Retailing 4.6%
Wal-Mart Stores Inc.	1,519,100	80,724,974

Food, Beverage & Tobacco 4.2%
Archer-Daniels-Midland Co.	195,500	5,894,325
McCormick & Co. Inc.	1,015,000	50,313,550
PepsiCo Inc.	240,000	16,903,200

		73,111,075

Health Care Equipment & Services 13.4%
Becton, Dickinson and Co.	1,002,143	86,354,663
Hill-Rom Holdings Inc.	434,103	19,986,102
Medtronic Inc.	402,000	15,489,060
Stryker Corp.	508,500	29,843,865

FRD-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
Teleflex Inc.	530,753	$32,407,778
West Pharmaceutical Services Inc.	1,132,941	49,577,498

		233,658,966

Household & Personal Products 5.0%
Colgate-Palmolive Co.	69,000	6,031,290
The Procter & Gamble Co.	1,281,600	81,471,312

		87,502,602

Industrial Conglomerates 0.4%
Carlisle Cos. Inc.	125,261	6,166,599

Insurance 8.9%
Aflac Inc.	309,200	14,433,456
Arthur J. Gallagher & Co.	753,000	21,490,620
Chubb Corp.	45,000	2,817,450
Erie Indemnity Co., A	727,775	51,468,248
Mercury General Corp.	154,200	6,089,358
Old Republic International Corp.	3,429,708	40,299,069
RLI Corp.	304,246	18,838,912

		155,437,113

Machinery 5.4%
Donaldson Co. Inc.	317,300	19,253,764
Dover Corp.	1,096,700	74,356,260
Pentair Inc.	23,000	928,280

		94,538,304

Materials 11.9%
Air Products and Chemicals Inc.	530,500	50,705,190
Albemarle Corp.	78,000	5,397,600
Bemis Co. Inc.	1,178,300	39,802,974
Nucor Corp.	699,002	28,812,863
Praxair Inc.	769,260	83,380,091

		208,098,718

Pharmaceuticals, Biotechnology & Life Sciences 9.8%
Abbott Laboratories	1,652,800	86,970,336
Johnson & Johnson	601,000	39,978,520
Pfizer Inc.	2,158,100	44,456,860

		171,405,716

Retailing 3.5%
Family Dollar Stores Inc.	1,168,130	61,396,913

Semiconductors & Semiconductor Equipment 0.0%†
Cohu Inc.	50,300	659,433

Software & Services 4.2%
International Business Machines Corp.	426,000	73,080,300

Total Common Stocks (Cost $1,180,248,528)		1,688,073,564

FRD-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Rising Dividends Securities Fund	Shares	Value
Short Term Investments 2.7%
Money Market Funds (Cost $47,241,502) 2.7%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	47,241,502	$47,241,502

[d]Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds (Cost $632,226) 0.0%†
[b]BNY Institutional Cash Reserve Fund, Series B	632,226	505,781

Total Investments (Cost $1,228,122,257) 99.5%		1,735,820,847
Other Assets, less Liabilities 0.5%		9,061,816

Net Assets 100.0%		$1,744,882,663

†Rounds to less than 0.1% of net assets.

aA portion or all of the security is on loan at June 30, 2011. See Note 1(b).

bNon-income producing.

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

dSee Note 1(b) regarding securities on loan.

The accompanying notes are an integral part of these financial statements.

FRD-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Rising Dividends Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,180,880,755
Cost - Sweep Money Fund (Note 7)	47,241,502

Total cost of investments	$1,228,122,257

Value - Unaffiliated issuers	$1,688,579,345
Value - Sweep Money Fund (Note 7)	47,241,502

Total value of investments (includes securities loaned in the amount of $428,260)	1,735,820,847
Receivables:
Investment securities sold	11,863,200
Capital shares sold	57,279
Dividends	1,557,978
Other assets	441

Total assets	1,749,299,745

Liabilities:
Payables:
Capital shares redeemed	1,926,258
Affiliates	1,531,868
Reports to shareholders	271,763
Funds advanced by custodian	173,376
Payable upon return of securities loaned	458,850
Accrued expenses and other liabilities	54,967

Total liabilities	4,417,082

Net assets, at value	$1,744,882,663

Net assets consist of:
Paid-in capital	$1,373,929,710
Undistributed net investment income	12,605,812
Net unrealized appreciation (depreciation)	507,698,590
Accumulated net realized gain (loss)	(149,351,449)

Net assets, at value	$1,744,882,663

The accompanying notes are an integral part of these financial statements.

FRD-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Franklin Rising Dividends Securities Fund
Class 1:
Net assets, at value	$149,222,237

Shares outstanding	7,429,423

Net asset value and maximum offering price per share	$20.09

Class 2:
Net assets, at value	$1,593,607,680

Shares outstanding	80,666,006

Net asset value and maximum offering price per share	$19.76

Class 4:
Net assets, at value	$2,052,746

Shares outstanding	102,945

Net asset value and maximum offering price per share	$19.94

The accompanying notes are an integral part of these financial statements.

FRD-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Rising Dividends Securities Fund
Investment income:
Dividends	$20,037,335

Expenses:
Management fees (Note 3a)	5,221,380
Distribution fees: (Note 3c)
Class 2	1,992,001
Class 4	2,546
Unaffiliated transfer agent fees	838
Custodian fees (Note 4)	12,179
Reports to shareholders	150,922
Professional fees	26,583
Trustees’ fees and expenses	3,307
Other	18,975

Total expenses	7,428,731

Net investment income	12,608,604

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	96,865,848
Net change in unrealized appreciation (depreciation) on investments	2,004,361

Net realized and unrealized gain (loss)	98,870,209

Net increase (decrease) in net assets resulting from operations	$111,478,813

The accompanying notes are an integral part of these financial statements.

FRD-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Rising Dividends Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$12,608,604	$25,813,336
Net realized gain (loss) from investments	96,865,848	67,941,220
Net change in unrealized appreciation (depreciation) on investments	2,004,361	203,294,325

Net increase (decrease) in net assets resulting from operations	111,478,813	297,048,881

Distributions to shareholders from:
Net investment income:
Class 1	(2,458,866)	(2,516,672)
Class 2	(23,318,583)	(22,710,892)
Class 4	(30,729)	(5,357)

Total distributions to shareholders	(25,808,178)	(25,232,921)

Capital share transactions: (Note 2)
Class 1	(6,619,897)	(15,601,529)
Class 2	(57,428,481)	(46,034,000)
Class 4	977,254	920,381

Total capital share transactions	(63,071,124)	(60,715,148)

Net increase (decrease) in net assets	22,599,511	211,100,812
Net assets:
Beginning of period	1,722,283,152	1,511,182,340

End of period	$1,744,882,663	$1,722,283,152

Undistributed net investment income included in net assets:
End of period	$12,605,812	$25,805,386

The accompanying notes are an integral part of these financial statements.

FRD-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Rising Dividends Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2011, 61.33% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements or in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise

FRD-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Income Taxes (continued)

taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FRD-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	323,324	$6,413,561	257,133	$4,557,190
Shares issued in reinvestment of distributions	126,876	2,458,866	150,879	2,516,672
Shares redeemed	(777,719)	(15,492,324)	(1,321,083)	(22,675,391)

Net increase (decrease)	(327,519)	$(6,619,897)	(913,071)	$(15,601,529)

Class 2 Shares:
Shares sold	2,781,274	$53,592,015	5,148,488	$89,372,157
Shares issued in reinvestment of distributions	1,222,789	23,318,583	1,383,124	22,710,892
Shares redeemed	(6,899,815)	(134,339,079)	(9,446,580)	(158,117,049)

Net increase (decrease)	(2,895,752)	$(57,428,481)	(2,914,968)	$(46,034,000)

Class 4 Shares:
Shares sold	57,741	$1,130,320	55,672	$986,798
Shares issued on reinvestment of distributions	1,596	30,729	317	5,273
Shares redeemed	(9,274)	(183,795)	(4,068)	(71,690)

Net increase (decrease)	50,063	$977,254	51,921	$920,381

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

FRD-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$136,099,518
2017	107,931,803

$244,031,321

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,230,193,351

Unrealized appreciation	$557,187,764
Unrealized depreciation	(51,560,268)

Net unrealized appreciation (depreciation)	$505,627,496

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $159,672,982 and $207,880,797, respectively.

FRD-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$1,688,073,564	$—	$—	$1,688,073,564
Short term investments	47,241,502	505,781	—	47,747,283

Total Investments in Securities	$1,735,315,066	$505,781	$—	$1,735,820,847

aFor detailed industry descriptions, see the accompanying Statement of Investments.

FRD-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FRD-22

FRANKLIN SMALL CAP VALUE SECURITIES FUND

This semiannual report for Franklin Small Cap Value Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Small Cap Value Securities Fund – Class 1 delivered a +2.45% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small Cap Value Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSV-1

Fund Goal and Main Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small-capitalization companies. For this Fund, small-capitalization companies are those with market capitalizations under $3.5 billion at the time of purchase. The Fund invests generally in equity securities of companies that the manager believes are undervalued and have the potential for capital appreciation.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Russell 2500TM Value Index, which rose 6.10% for the same period.1 Please note the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended June 30, 2011. Business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

The unemployment rate improved in the first quarter when job creation began to gain some traction. However, government payrolls continued to trend down and job creation slowed in the second quarter, causing the unemployment rate to end the period at 9.2% in June.2 Consumer spending rose for 11 consecutive months through May but declined in June as concerns about job growth and rising gasoline and food prices dampened consumer confidence. To offset the disruption of global oil supply caused by the conflicts in Libya, the International Energy Agency announced in June the release of 60 million barrels of oil in July from strategic reserves of the U.S. and 27 other nations. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with housing market weakness and massive debt at period-end.

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller company securities can increase the risk of greater price volatility, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in particular sectors from time to time, such as financial services and energy, and may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

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Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Investors’ attitudes shifted with each release of economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. Ultimately, stock indexes produced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and record-high corporate earnings growth.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As a bottom-up adviser concentrating primarily on individual securities, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value or cash flow. We seek bargains among the “unloved,” out-of-favor companies that offer, in our opinion, attractive long-term potential. These might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential, in our opinion, or companies that may be potential turnaround candidates or takeover targets.

Manager’s Discussion

During the six months under review, significant contributors to Fund performance came from the industrials and energy sectors.3 In the industrials sector, railcar and wind tower manufacturer Trinity Industries, fluid handling products manufacturer Graco, air compressor and blower manufacturer Gardner Denver, industrial goods manufacturer Nordson and construction materials manufacturer Carlisle boosted

3. The industrials sector comprises aerospace and defense, building products, commercial and professional services, construction and engineering, electrical equipment, industrial conglomerates, machinery, trading companies and distributors, and transportation in the SOI.

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results. Diversified energy company Unit Corp., oil and gas equipment and services company Oil States International, and offshore energy company Helix Energy Solutions Group were among energy sector holdings that benefited performance. In the consumer discretionary sector, men’s apparel retailer The Men’s Wearhouse and new holding GameStop, a video game retailer, also helped results.4

Detractors from performance included some financials sector holdings such as regional bank TrustCo Bank Corp. NY and insurers Protective Life and Old Republic International.5 Several consumer discretionary holdings also hindered results, including home furnishing provider Hooker Furniture, shoe wholesaler and retailer Brown Shoe, and recreational vehicle manufacturers Thor Industries and Winnebago Industries. Lumber and building products provider Universal Forest Products and cabinet manufacturer American Woodmark in the industrials sector also detracted from performance, as did semiconductor equipment manufacturer Cohu in the information technology sector.6

In addition to purchasing shares of GameStop during the reporting period, the Fund initiated five positions in what we considered attractively valued securities: aircraft-related aftermarket services provider AAR Corp., specialty industrial components manufacturer Enpro Industries, flexible circuit material provider Multi Fineline Electronix, regional financial services company Oriental Financial Group and graphics services company Schawk. We also added to existing positions in Cato, A. Schulman and Transatlantic Holdings, among others. We liquidated three positions during the period: Bassett Furniture Industries, Erie Indemnity and Westlake Chemical. We made significant reductions to holdings in Graco, Mettler-Toledo International, Nordson and Warnaco Group and made smaller reductions to several other positions.

4. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, and retailing in the SOI.

5. The financials sector comprises banks and insurance in the SOI.

6. The information technology sector comprises semiconductors and semiconductor equipment, and technology hardware and equipment in the SOI.

Top 10 Holdings

Franklin Small Cap Value Securities Fund

6/30/11

Company Sector/Industry	% of Total Net Assets
Trinity Industries Inc.	1.9%
Machinery
Bristow Group Inc.	1.8%
Energy
Autoliv Inc. (Sweden)	1.8%
Automobiles & Components
Rowan Cos. Inc.	1.8%
Energy
Tidewater Inc.	1.7%
Energy
Protective Life Corp.	1.7%
Insurance
Thor Industries Inc.	1.6%
Automobiles & Components
Mueller Industries Inc.	1.5%
Machinery
Gardner Denver Inc.	1.5%
Machinery
Benchmark Electronics Inc.	1.5%
Technology Hardware & Equipment

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FSV-4

Thank you for your participation in Franklin Small Cap Value Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small Cap Value Securities Fund – Class 1

FSV-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,024.50	$3.26
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.65%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.55	$13.00	$10.73	$17.38	$19.07	$17.02

Income from investment operations[a]:
Net investment income[b]	0.07	0.14	0.15	0.24	0.22	0.18
Net realized and unrealized gains (losses)	0.33	3.54	2.86	(5.44)	(0.44)	2.69

Total from investment operations	0.40	3.68	3.01	(5.20)	(0.22)	2.87

Less distributions from:
Net investment income	(0.15)	(0.13)	(0.22)	(0.23)	(0.17)	(0.16)
Net realized gains	—	—	(0.52)	(1.22)	(1.30)	(0.66)

Total distributions	(0.15)	(0.13)	(0.74)	(1.45)	(1.47)	(0.82)

Net asset value, end of period	$16.80	$16.55	$13.00	$10.73	$17.38	$19.07

Total return[c]	2.45%	28.49%	29.54%	(32.87)%	(2.14)%	17.30%
Ratios to average net assets[d]
Expenses	0.65%	0.67%	0.68% [e]	0.67% [e]	0.64% [e]	0.65% [e]
Net investment income	0.84%	0.98%	1.29%	1.62%	1.13%	0.97%

Supplemental data
Net assets, end of period (000’s)	$45,007	$47,300	$42,428	$34,901	$57,045	$73,154
Portfolio turnover rate	7.11%	15.92%	6.68%	16.98%	16.27%	16.43% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.25	$12.77	$10.55	$17.10	$18.79	$16.79

Income from investment operations[a]:
Net investment income[b]	0.05	0.10	0.12	0.20	0.17	0.13
Net realized and unrealized gains (losses)	0.31	3.48	2.81	(5.35)	(0.43)	2.65

Total from investment operations	0.36	3.58	2.93	(5.15)	(0.26)	2.78

Less distributions from:
Net investment income	(0.11)	(0.10)	(0.19)	(0.18)	(0.13)	(0.12)
Net realized gains	—	—	(0.52)	(1.22)	(1.30)	(0.66)

Total distributions	(0.11)	(0.10)	(0.71)	(1.40)	(1.43)	(0.78)

Net asset value, end of period	$16.50	$16.25	$12.77	$10.55	$17.10	$18.79

Total return[c]	2.25%	28.22%	29.16%	(33.02)%	(2.38)%	16.98%
Ratios to average net assets[d]
Expenses	0.90%	0.92%	0.93% [e]	0.92% [e]	0.89% [e]	0.90% [e]
Net investment income	0.59%	0.73%	1.04%	1.37%	0.88%	0.72%

Supplemental data
Net assets, end of period (000’s)	$1,317,643	$1,362,292	$1,109,855	$784,773	$1,177,367	$1,240,892
Portfolio turnover rate	7.11%	15.92%	6.68%	16.98%	16.27%	16.43% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.44	$12.92	$10.70	$16.42

Income from investment operations[b]:
Net investment income[c]	0.04	0.09	0.11	0.15
Net realized and unrealized gains (losses)	0.32	3.53	2.84	(4.42)

Total from investment operations	0.36	3.62	2.95	(4.27)

Less distributions from:
Net investment income	(0.09)	(0.10)	(0.21)	(0.23)
Net realized gains	—	—	(0.52)	(1.22)

Total distributions	(0.09)	(0.10)	(0.73)	(1.45)

Net asset value, end of period	$16.71	$16.44	$12.92	$10.70

Total return[d]	2.25%	28.14%	29.04%	(29.14)%
Ratios to average net assets[e]
Expenses	1.00%	1.02%	1.03% [f]	1.02% [f]
Net investment income	0.49%	0.63%	0.94%	1.27%

Supplemental data
Net assets, end of period (000’s)	$35,284	$39,075	$28,599	$14,850
Portfolio turnover rate	7.11%	15.92%	6.68%	16.98%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSV-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks 97.6%
Aerospace & Defense 1.5%
AAR Corp.	318,900	$8,639,001
[a]Ceradyne Inc.	310,000	12,086,900

		20,725,901

Automobiles & Components 5.3%
Autoliv Inc. (Sweden)	326,800	25,637,460
Drew Industries Inc.	90,700	2,242,104
Gentex Corp.	662,500	20,027,375
Thor Industries Inc.	755,000	21,774,200
[a]Winnebago Industries Inc.	485,000	4,685,100

		74,366,239

Banks 1.9%
Chemical Financial Corp.	405,554	7,608,193
Oriental Financial Group Inc.	602,000	7,759,780
Peoples Bancorp Inc.	158,000	1,780,660
[b]TrustCo Bank Corp. NY	1,889,400	9,258,060

		26,406,693

Building Products 4.3%
A.O. Smith Corp.	126,700	5,359,410
American Woodmark Corp.	423,303	7,331,608
Apogee Enterprises Inc.	778,100	9,967,461
[a]Gibraltar Industries Inc.	900,100	10,189,132
Simpson Manufacturing Co. Inc.	462,800	13,823,836
Universal Forest Products Inc.	528,720	12,668,131

		59,339,578

Commercial & Professional Services 3.0%
ABM Industries Inc.	636,100	14,846,574
Insperity Inc.	296,100	8,767,521
Mine Safety Appliances Co.	328,300	12,258,722
Schawk Inc.	379,300	6,281,208

		42,154,025

Construction & Engineering 1.8%
[a]EMCOR Group Inc.	273,270	8,009,544
Granite Construction Inc.	703,000	17,244,590

		25,254,134

Consumer Durables & Apparel 3.9%
Brunswick Corp.	500,000	10,200,000
D.R. Horton Inc.	448,900	5,171,328
Ethan Allen Interiors Inc.	159,000	3,385,110
Hooker Furniture Corp.	510,700	4,524,802
[a]La-Z-Boy Inc.	1,089,000	10,748,430
M.D.C. Holdings Inc.	240,700	5,930,848
[a]M/I Homes Inc.	500,000	6,130,000
[a]The Warnaco Group Inc.	162,600	8,495,850

		54,586,368

Consumer Services 1.8%
Hillenbrand Inc.	401,000	9,483,650
Regis Corp.	992,000	15,197,440

		24,681,090

FSV-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Electrical Equipment 3.2%
Brady Corp., A	453,000	$14,523,180
Franklin Electric Co. Inc.	199,232	9,353,942
[a]Powell Industries Inc.	168,400	6,146,600
Roper Industries Inc.	170,000	14,161,000

		44,184,722

Energy 14.0%
Arch Coal Inc.	111,500	2,972,590
[a]Atwood Oceanics Inc.	405,400	17,890,302
Bristow Group Inc.	503,800	25,703,876
CONSOL Energy Inc.	68,500	3,320,880
Energen Corp.	219,000	12,373,500
[a]Global Industries Ltd.	1,575,600	8,634,288
[a]Helix Energy Solutions Group Inc.	768,900	12,732,984
[a]Oil States International Inc.	255,200	20,393,032
[b]Overseas Shipholding Group Inc.	371,000	9,994,740
Peabody Energy Corp.	103,200	6,079,512
[a]Rowan Cos. Inc.	638,100	24,764,661
Teekay Corp. (Canada)	245,431	7,578,909
Tidewater Inc.	443,700	23,875,497
[a]Unit Corp.	323,400	19,704,762

		196,019,533

Food & Staples Retailing 0.7%
Casey’s General Stores Inc.	215,600	9,486,400

Food, Beverage & Tobacco 1.0%
Lancaster Colony Corp.	238,900	14,529,898

Health Care Equipment & Services 2.6%
STERIS Corp.	412,500	14,429,250
Teleflex Inc.	241,300	14,733,778
West Pharmaceutical Services Inc.	172,700	7,557,352

		36,720,380

Industrial Conglomerates 1.2%
Carlisle Cos. Inc.	353,400	17,397,882

Insurance 11.7%
American National Insurance Co.	79,000	6,122,500
Arthur J. Gallagher & Co.	168,200	4,800,428
Aspen Insurance Holdings Ltd.	550,100	14,154,073
The Hanover Insurance Group Inc.	278,000	10,483,380
HCC Insurance Holdings Inc.	188,200	5,928,300
Montpelier Re Holdings Ltd. (Bermuda)	649,000	11,682,000
Old Republic International Corp.	1,513,000	17,777,750
Protective Life Corp.	1,015,000	23,476,950
RLI Corp.	138,700	8,588,304
StanCorp Financial Group Inc.	373,000	15,736,870
Tower Group Inc.	659,900	15,718,818
Transatlantic Holdings Inc.	335,000	16,418,350
Validus Holdings Ltd. (Bermuda)	422,700	13,082,565

		163,970,288

FSV-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Machinery 13.7%
[a]Astec Industries Inc.	330,200	$12,210,796
Briggs & Stratton Corp.	448,200	8,901,252
CIRCOR International Inc.	131,502	5,632,231
[a]CNH Global NV (Netherlands)	72,700	2,809,855
[a]EnPro Industries Inc.	221,400	10,642,698
Gardner Denver Inc.	256,900	21,592,445
Graco Inc.	343,800	17,416,908
Kennametal Inc.	397,300	16,770,033
Lincoln Electric Holdings Inc.	419,000	15,021,150
Mueller Industries Inc.	531,200	20,137,792
Nordson Corp.	209,800	11,507,530
Timken Co.	90,000	4,536,000
Trinity Industries Inc.	764,400	26,662,272
[a]Wabash National Corp.	923,300	8,651,321
Watts Water Technologies Inc., A	257,200	9,107,452

		191,599,735

Materials 7.1%
A. Schulman Inc.	425,100	10,708,269
AptarGroup Inc.	198,600	10,394,724
Cabot Corp.	324,100	12,921,867
Glatfelter	311,200	4,786,256
Reliance Steel & Aluminum Co.	377,500	18,742,875
RPM International Inc.	753,600	17,347,872
Sensient Technologies Corp.	195,300	7,239,771
Steel Dynamics Inc.	937,100	15,227,875
United States Steel Corp.	43,600	2,007,344

		99,376,853

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
[a]Mettler-Toledo International Inc.	47,500	8,011,825
Pharmaceutical Product Development Inc.	495,800	13,307,272

		21,319,097

Retailing 9.1%
Brown Shoe Co. Inc.	982,000	10,458,300
The Cato Corp., A	433,800	12,493,440
Christopher & Banks Corp.	1,260,000	7,245,000
Fred’s Inc.	818,300	11,808,069
[a]GameStop Corp., A	569,000	15,175,230
Group 1 Automotive Inc.	502,000	20,672,360
J.C. Penney Co. Inc.	273,000	9,429,420
The Men’s Wearhouse Inc.	526,317	17,736,883
[a]Pier 1 Imports Inc.	624,500	7,225,465
[a,b]Saks Inc.	532,548	5,948,561
[a]Tuesday Morning Corp.	507,900	2,361,735
[a]West Marine Inc.	678,900	7,040,193

		127,594,656

Semiconductors & Semiconductor Equipment 0.8%
Cohu Inc.	826,500	10,835,415

Technology Hardware & Equipment 2.6%
[a]Benchmark Electronics Inc.	1,271,000	20,971,500
[a]Multi-Fineline Electronix Inc.	82,900	1,791,469
[a]Rofin-Sinar Technologies Inc.	395,800	13,516,570

		36,279,539

FSV-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors 0.5%
Applied Industrial Technologies Inc.	178,700	$6,363,507

Transportation 2.3%
[a]Genesee & Wyoming Inc.	292,500	17,152,200
SkyWest Inc.	953,500	14,359,710

		31,511,910

Utilities 2.1%
NV Energy Inc.	1,171,400	17,980,990
PNM Resources Inc.	708,000	11,851,920

		29,832,910

Total Common Stocks (Cost $1,034,965,499)		1,364,536,753

	Principal Amount
Corporate Bonds (Cost $1,484,925) 0.1%
Machinery 0.1%
Mueller Industries Inc., 6.00%, 11/01/14	$1,494,000	1,494,000

Total Investments before Short Term Investments (Cost $1,036,450,424)		1,366,030,753

	Shares
Short Term Investments 3.5%
Money Market Funds (Cost $33,128,039) 2.4%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	33,128,039	33,128,039

[d]Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Funds (Cost $2,536,889) 0.2%
[a]BNY Institutional Cash Reserve Fund, Series B	2,536,889	2,029,511

	Principal Amount
[e]Repurchase Agreements 0.9%
Barclays Capital Inc., 0.01%, 7/01/11 (Maturity Value $2,500,001) Collateralized by U.S. Treasury Notes, 1.50%, 6/30/16 (valued at $2,550,000)	$2,500,000	2,500,000
BNP Paribas Securities Corp., 0.04%, 7/01/11 (Maturity Value $3,049,665) Collateralized by U.S. Government Agency Securities, 0.36% - 5.375%, 9/09/11 - 12/11/20; U.S. Treasury Notes, 1.875% - 2.375%, 10/31/17 - 6/30/18 (valued at $3,110,669)	3,049,662	3,049,662
Credit Suisse Securities (USA) LLC, 0.01%, 7/01/11 (Maturity Value $2,500,001) Collateralized by U.S. Treasury Notes, 1.375% - 3.125%, 10/15/12 - 11/30/13 (valued at $2,550,007)	2,500,000	2,500,000
Deutsche Bank Securities Inc., 0.02%, 7/01/11 (Maturity Value $2,500,001) Collateralized by U.S. Government Agency Securities, 1.00% - 5.375%, 8/15/12 - 11/17/17 (valued at $2,550,078)	2,500,000	2,500,000
HSBC Securities (USA) Inc., 0.01%, 7/01/11 (Maturity Value $2,000,001) Collateralized by U.S. Government Agency Securities, 0.00% - 5.00%, 7/01/11 - 10/03/22 (valued at $2,040,014)	2,000,000	2,000,000

FSV-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Principal Amount	Value
Repurchase Agreements (continued)
RBS Securities Inc., 0.01%, 7/01/11 (Maturity Value $291,020) Collateralized by U.S. Treasury Notes, 0.75% - 4.875%, 7/15/13 - 5/31/18 (valued at $296,844)	$291,020	$291,020

Total Repurchase Agreements (Cost $12,840,682)		12,840,682

Total Investments from Cash Collateral Received for Loaned Securities (Cost $15,377,571)		14,870,193

Total Investments (Cost $1,084,956,034) 101.2%		1,414,028,985
Other Assets, less Liabilities (1.2)%		(16,094,715)

Net Assets 100.0%		$1,397,934,270

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2011. See Note 1(c).

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

dSee Note 1(c) regarding securities on loan.

eSee Note 1(b) regarding repurchase agreements.

The accompanying notes are an integral part of these financial statements.

FSV-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Small Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,038,987,313
Cost - Sweep Money Fund (Note 7)	33,128,039
Cost - Repurchase agreements	12,840,682

Total cost of investments	$1,084,956,034

Value - Unaffiliated issuers	$1,368,060,264
Value - Sweep Money Fund (Note 7)	33,128,039
Value - Repurchase agreements	12,840,682

Total value of investments (includes securities loaned in the amount of $14,669,319)	1,414,028,985
Receivables:
Investment securities sold	543,312
Capital shares sold	795,399
Dividends and interest	770,071
Other assets	371

Total assets	1,416,138,138

Liabilities:
Payables:
Investment securities purchased	135,696
Capital shares redeemed	1,091,343
Affiliates	1,271,897
Payable upon return of securities loaned	15,377,571
Accrued expenses and other liabilities	327,361

Total liabilities	18,203,868

Net assets, at value	$1,397,934,270

Net assets consist of:
Paid-in capital	$1,111,717,857
Undistributed net investment income	4,279,415
Net unrealized appreciation (depreciation)	329,072,951
Accumulated net realized gain (loss)	(47,135,953)

Net assets, at value	$1,397,934,270

Class 1:
Net assets, at value	$45,007,122

Shares outstanding	2,679,569

Net asset value and maximum offering price per share	$16.80

Class 2:
Net assets, at value	$1,317,643,109

Shares outstanding	79,843,565

Net asset value and maximum offering price per share	$16.50

Class 4:
Net assets, at value	$35,284,039

Shares outstanding	2,111,984

Net asset value and maximum offering price per share	$16.71

The accompanying notes are an integral part of these financial statements.

FSV-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Small Cap Value Securities Fund
Investment income:
Dividends	$10,647,429
Interest	46,011
Income from securities loaned	40,613

Total investment income	10,734,053

Expenses:
Management fees (Note 3a)	3,584,146
Administrative fees (Note 3b)	824,260
Distribution fees: (Note 3c)
Class 2	1,710,993
Class 4	65,709
Unaffiliated transfer agent fees	2,236
Custodian fees (Note 4)	10,462
Reports to shareholders	218,015
Professional fees	23,307
Trustees’ fees and expenses	2,650
Other	18,021

Total expenses	6,459,799

Net investment income	4,274,254

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	51,416,487
Net change in unrealized appreciation (depreciation) on investments	(22,757,763)

Net realized and unrealized gain (loss)	28,658,724

Net increase (decrease) in net assets resulting from operations	$32,932,978

The accompanying notes are an integral part of these financial statements.

FSV-17

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small Cap Value Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$4,274,254	$9,370,933
Net realized gain (loss) from investments	51,416,487	(9,121,196)
Net change in unrealized appreciation (depreciation) on investments	(22,757,763)	315,120,022

Net increase (decrease) in net assets resulting from operations	32,932,978	315,369,759

Distributions to shareholders from:
Net investment income:
Class 1	(392,860)	(391,013)
Class 2	(8,773,166)	(9,354,014)
Class 4	(201,936)	(225,374)

Total distributions to shareholders	(9,367,962)	(9,970,401)

Capital share transactions: (Note 2)
Class 1	(2,979,969)	(5,400,815)
Class 2	(66,894,808)	(34,566,603)
Class 4	(4,422,602)	2,352,541

Total capital share transactions	(74,297,379)	(37,614,877)

Net increase (decrease) in net assets	(50,732,363)	267,784,481
Net assets:
Beginning of period	1,448,666,633	1,180,882,152

End of period	$1,397,934,270	$1,448,666,633

Undistributed net investment income included in net assets:
End of period	$4,279,415	$9,373,123

The accompanying notes are an integral part of these financial statements.

FSV-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Small Cap Value Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Repurchase Agreements

The Fund enters into repurchase agreements, which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Fund at period end had been entered into on June 30, 2011.

FSV-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements and in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FSV-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	307,753	$5,309,769	487,990	$7,004,812
Shares issued in reinvestment of distributions	24,646	392,860	28,110	391,013
Shares redeemed	(510,015)	(8,682,598)	(923,527)	(12,796,640)

Net increase (decrease)	(177,616)	$(2,979,969)	(407,427)	$(5,400,815)

Class 2 Shares:
Shares sold	5,828,924	$97,013,525	16,505,195	$234,092,954
Shares issued in reinvestment of distributions	559,870	8,773,166	684,273	9,354,014
Shares redeemed	(10,379,199)	(172,681,499)	(20,285,779)	(278,013,571)

Net increase (decrease)	(3,990,405)	$(66,894,808)	(3,096,311)	$(34,566,603)

Class 4 Shares:
Shares sold	136,220	$2,302,328	706,330	$9,842,641
Shares issued on reinvestment of distributions	12,732	201,936	16,284	225,374
Shares redeemed	(413,556)	(6,926,866)	(558,980)	(7,715,474)

Net increase (decrease)	(264,604)	$(4,422,602)	163,634	$2,352,541

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FSV-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $200 million
0.500%	over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	over $200 million, up to and including $700 million
0.100%	over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2017	$76,440,230
2018	22,008,308

$98,448,538

FSV-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

5. INCOME TAXES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,085,032,749

Unrealized appreciation	$441,658,245
Unrealized depreciation	(112,662,009)

Net unrealized appreciation (depreciation)	$328,996,236

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $100,709,550 and $145,326,666, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

FSV-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments[a]	$1,364,536,753	$—	$—	$1,364,536,753
Corporate Bonds	—	1,494,000	—	1,494,000
Short Term Investments	33,128,039	14,870,193	—	47,998,232

Total Investments in Securities	$1,397,664,792	$16,364,193	$—	$1,414,028,985

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FSV-24

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Small-Mid Cap Growth Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Small-Mid Cap Growth Securities Fund – Class 1 delivered a +7.88% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small-Mid Cap Growth Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSC-1

Fund Goal and Main Investments: Franklin Small-Mid Cap Growth Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small-capitalization (small cap) and mid-capitalization (midcap) companies. For this Fund, small cap companies are those within the market capitalization range of companies in the Russell 2500TM Index at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its narrow benchmark, the Russell Midcap Growth Index, which produced a +9.59% total return, but outperformed its broad benchmark, the Standard and Poor’s 500 Index, which posted a 6.02% total return, for the same period.2

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended June 30, 2011. Business activity increased and consumer spending stayed above pre-recession levels. The U.S. has been a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

The unemployment rate improved in the first quarter when job creation began to gain some traction. However, government payrolls continued to trend down and job creation slowed in the second quarter, causing the unemployment rate to end the period at 9.2%.3 Consumer spending rose noticeably for 11 consecutive months through May but declined in June as concerns about job growth and rising gasoline and food prices dampened consumer confidence. To offset the disruption of global oil supply caused by the conflicts in Libya, the International Energy Agency announced in June the release of 60 million barrels of oil in July from strategic reserves of the U.S. and 27 other nations. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with housing market weakness and massive debt at period-end.

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2011Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in particular sectors from time to time, such as technology, which has been among the most volatile sectors in the market and involves special risks. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

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Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Investors’ attitudes shifted with each release of economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. Ultimately, stock indexes produced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and record-high corporate earnings growth.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, stock selection in the information technology sector boosted Fund performance relative to the Russell Midcap Growth Index. Our position in wireless technology provider Atheros Communications, which was acquired by Qualcomm in January, contributed to relative results.4 Semiconductor manufacturer Varian Semiconductor Equipment rose in value and also supported the

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Fund’s relative performance.4 In addition, significant individual contributors included consumer discretionary holding Ulta Salon Cosmetics & Fragrance, a cosmetic retailer; consumer staples stock Hansen Natural, a popular consumer beverage maker; and energy holding SM Energy, an oil and gas company.

In contrast, stock selection in the health care sector, more specifically weak returns from rural hospital operator Community Health Systems and pharmaceutical holding Salix Pharmaceuticals,5 hindered relative performance. In addition, stock selection in the financials sector detracted from the Fund’s relative performance, where banking and trust services provider Northern Trust lost value.5 Major individual detractors included energy sector company and major coal producer Alpha Natural Resources, and information technology holding SMART Technologies,5 a leading provider of interactive whiteboards.

Thank you for your participation in Franklin Small-Mid Cap Growth Securities Fund. We look forward to serving your future investment needs.

4. Sold by period-end.

5. This holding is not an index component.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011 the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small-Mid Cap Growth Securities Fund

6/30/11

Company Sector/Industry	% of Total Net Assets
SM Energy Co.	2.3%
Energy
Celanese Corp.	2.0%
Materials
Mettler-Toledo International Inc.	1.6%
Health Care
AMETEK Inc.	1.6%
Industrials
Nuance Communications Inc.	1.6%
Information Technology
BorgWarner Inc.	1.5%
Consumer Discretionary
Gardner Denver Inc.	1.4%
Industrials
Trimble Navigation Ltd.	1.4%
Information Technology
Waters Corp.	1.4%
Health Care
Wolverine World Wide Inc.	1.4%
Consumer Discretionary

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small-Mid Cap Growth Securities Fund Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,078.80	$4.02
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.78%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.21	$17.36	$12.06		$23.39	$22.51	$20.66

Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.01)	(0.10)[c]		0.01	(0.02)	—	[d]
Net realized and unrealized gains (losses)	1.78	4.86	5.40		(8.98)	2.65	1.85

Total from investment operations	1.75	4.85	5.30		(8.97)	2.63	1.85

Less distributions from net realized gains	—	—	—		(2.36)	(1.75)	—

Net asset value, end of period	$23.96	$22.21	$17.36		$12.06	$23.39	$22.51

Total return[e]	7.88%	27.94%	43.95%		(42.34)%	11.51%	8.95%
Ratios to average net assets[f]
Expenses	0.78%	0.79%	0.80%	[g]	0.76% [g]	0.74% [g]	0.76%	[g]
Net investment income (loss)	(0.23)%	(0.07)%	(0.72)%	[c]	0.06%	(0.10)%	(0.02)%

Supplemental data
Net assets, end of period (000’s)	$90,969	$89,826	$79,670		$63,531	$127,602	$135,402
Portfolio turnover rate	22.46%	46.69%	63.93%		60.12%	66.94%	50.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.06) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.22)%.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.54	$16.87	$11.75		$22.91	$22.13	$20.36

Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.06)	(0.13)[c]		(0.03)	(0.08)	(0.06)
Net realized and unrealized gains (losses)	1.70	4.73	5.25		(8.77)	2.61	1.83

Total from investment operations	1.65	4.67	5.12		(8.80)	2.53	1.77

Less distributions from net realized gains	—	—	—		(2.36)	(1.75)	—

Net asset value, end of period	$23.19	$21.54	$16.87		$11.75	$22.91	$22.13

Total return[d]	7.66%	27.68%	43.57%		(42.49)%	11.24%	8.69%
Ratios to average net assets[e]
Expenses	1.03%	1.04%	1.05%	[f]	1.01% [f]	0.99% [f]	1.01%	[f]
Net investment income (loss)	(0.48)%	(0.32)%	(0.97)%	[c]	(0.19)%	(0.35)%	(0.27)%

Supplemental data
Net assets, end of period (000’s)	$900,543	$939,481	$813,480		$614,053	$1,217,177	$1,184,521
Portfolio turnover rate	22.46%	46.69%	63.93%		60.12%	66.94%	50.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.06) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.47)%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.98	$17.24	$12.02		$20.60

Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)	(0.07)	(0.15)[d]		0.02
Net realized and unrealized gains (losses)	1.75	4.81	5.37		(6.24)

Total from investment operations	1.68	4.74	5.22		(6.22)

Less distributions from net realized gains	—	—	—		(2.36)

Net asset value, end of period	$23.66	$21.98	$17.24		$12.02

Total return[e]	7.64%	27.49%	43.43%		(34.74)%
Ratios to average net assets[f]
Expenses	1.13%	1.14%	1.15%	[g]	1.11% [g]
Net investment income (loss)	(0.58)%	(0.42)%	(1.07)%	[d]	(0.29)%

Supplemental data
Net assets, end of period (000’s)	$16,001	$15,413	$11,029		$3,538
Portfolio turnover rate	22.46%	46.69%	63.93%		60.12%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.06) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.57)%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks 97.1%
Consumer Discretionary 20.7%
Arcos Dorados Holdings Inc. (Argentina)	168,100	$3,545,230
[a,b]Blue Nile Inc.	73,500	3,232,530
[a]BorgWarner Inc.	192,000	15,511,680
[a]Buffalo Wild Wings Inc.	139,300	9,236,983
[a]Chipotle Mexican Grill Inc.	35,500	10,940,745
[a]Ctrip.com International Ltd., ADR (China)	72,000	3,101,760
[a]Dick’s Sporting Goods Inc.	259,300	9,970,085
[a]Discovery Communications Inc., A	142,700	5,844,992
[a]Discovery Communications Inc., C	62,400	2,280,720
[a]Dollar General Corp.	326,500	11,065,085
[a]DreamWorks Animation SKG Inc., A	84,500	1,698,450
Guess? Inc.	240,100	10,098,606
[a]Iconix Brand Group Inc.	168,100	4,068,020
International Game Technology	360,200	6,332,316
Jarden Corp.	312,200	10,774,022
Limited Brands Inc.	211,300	8,124,485
Nordstrom Inc.	168,100	7,890,614
[a]Peet’s Coffee & Tea Inc.	170,649	9,846,447
Polo Ralph Lauren Corp.	67,300	8,924,653
[a]Priceline.com Inc.	12,000	6,143,160
Starwood Hotels & Resorts Worldwide Inc.	96,100	5,385,444
[a]Tenneco Inc.	201,600	8,884,512
Tractor Supply Co.	48,500	3,243,680
[a]Ulta Salon Cosmetics & Fragrance Inc.	96,100	6,206,138
[a]Under Armour Inc., A	96,100	7,429,491
[a]Urban Outfitters Inc.	297,700	8,380,255
Wolverine World Wide Inc.	327,176	13,659,598
Wynn Resorts Ltd.	48,000	6,889,920

		208,709,621

Consumer Staples 2.6%
[a]Hansen Natural Corp.	144,100	11,664,895
Mead Johnson Nutrition Co., A	110,400	7,457,520
[a]TreeHouse Foods Inc.	129,600	7,077,456

		26,199,871

Energy 7.0%
[a]Alpha Natural Resources Inc.	182,500	8,292,800
[a]Cameron International Corp.	153,700	7,729,573
[a]FMC Technologies Inc.	192,000	8,599,680
[a]Key Energy Services Inc.	288,100	5,185,800
[a]Oil States International Inc.	72,000	5,753,520
Patterson-UTI Energy Inc.	168,100	5,313,641
[a]Petrohawk Energy Corp.	285,300	7,038,351
SM Energy Co.	312,200	22,940,456

		70,853,821

Financials 5.9%
[a]Affiliated Managers Group Inc.	96,100	9,749,345
First Niagara Financial Group Inc.	489,900	6,466,680
Hancock Holding Co.	156,000	4,832,880
[a]IntercontinentalExchange Inc.	42,800	5,337,588
Lazard Ltd., A	276,500	10,258,150
Northern Trust Corp.	99,900	4,591,404

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Financials (continued)
[a]Signature Bank	120,000	$6,864,000
T. Rowe Price Group Inc.	188,165	11,353,876

		59,453,923

Health Care 14.7%
[a]Agilent Technologies Inc.	264,100	13,498,151
[a]Allscripts Healthcare Solutions Inc.	275,600	5,352,152
[a]ArQule Inc.	398,000	2,487,500
[a]Auxilium Pharmaceuticals Inc.	120,100	2,353,960
C. R. Bard Inc.	105,700	11,612,202
[a]Cerner Corp.	144,000	8,799,840
[a]Community Health Systems Inc.	326,600	8,387,088
[a]Coventry Health Care Inc.	162,400	5,922,728
[a]DaVita Inc.	111,700	9,674,337
[a]Dendreon Corp.	144,100	5,683,304
[a]Edwards Lifesciences Corp.	148,900	12,981,102
[a]HeartWare International Inc.	36,500	2,703,920
[a]Human Genome Sciences Inc.	216,100	5,303,094
[a]Mettler-Toledo International Inc.	96,100	16,209,187
Pharmaceutical Product Development Inc.	247,300	6,637,532
[a]Salix Pharmaceuticals Ltd.	124,900	4,974,767
[a]Stereotaxis Inc.	631,400	2,216,214
[a]Thoratec Corp.	72,000	2,363,040
[a]Varian Medical Systems Inc.	96,100	6,728,922
[a]Waters Corp.	144,100	13,796,134

		147,685,174

Industrials 16.6%
[a]Allegiant Travel Co.	86,500	4,281,750
AMETEK Inc.	360,200	16,172,980
C.H. Robinson Worldwide Inc.	62,400	4,919,616
Cooper Industries PLC, A	110,400	6,587,568
Cummins Inc.	115,300	11,932,397
[a]Esterline Technologies Corp.	91,200	6,967,680
Expeditors International of Washington Inc.	84,900	4,346,031
Fastenal Co.	192,000	6,910,080
Flowserve Corp.	67,300	7,395,597
Fluor Corp.	90,300	5,838,798
Gardner Denver Inc.	168,100	14,128,805
[a]Higher One Holdings Inc.	97,659	1,847,708
J.B. Hunt Transport Services Inc.	124,300	5,853,287
Joy Global Inc.	134,500	12,809,780
[a]Kansas City Southern	72,000	4,271,760
Marten Transport Ltd.	6,719	145,130
Robert Half International Inc.	192,000	5,189,760
Rockwell Automation Inc.	144,100	12,502,116
Rockwell Collins Inc.	72,000	4,441,680
Roper Industries Inc.	72,000	5,997,600
[a]Sensata Technologies Holding NV	330,000	12,424,500
[a]Terex Corp.	240,100	6,830,845
Textron Inc.	216,100	5,102,121

		166,897,589

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Information Technology 24.6%
[a]Acme Packet Inc.	25,000	$1,753,250
[a]Alliance Data Systems Corp.	81,600	7,676,112
Analog Devices Inc.	206,500	8,082,410
[a]ANSYS Inc.	187,300	10,239,691
[a]Aruba Networks Inc.	240,100	7,094,955
Avago Technologies Ltd. (Singapore)	216,100	8,211,800
[a]Bottomline Technologies Inc.	84,097	2,078,037
[a]Citrix Systems Inc.	124,900	9,992,000
[a]CommVault Systems Inc.	15,400	684,530
[a]F5 Networks Inc.	70,000	7,717,500
FactSet Research Systems Inc.	120,100	12,288,632
[a,b]First Solar Inc.	68,500	9,060,495
FLIR Systems Inc.	259,300	8,741,003
[a]Fortinet Inc.	144,100	3,932,489
Global Payments Inc.	152,800	7,792,800
[a]Hittite Microwave Corp.	165,800	10,264,678
[a]Informatica Corp.	100,000	5,843,000
[a]Lam Research Corp.	100,800	4,463,424
[a]Netlogic Microsystems Inc.	249,700	10,092,874
[a]Nuance Communications Inc.	734,800	15,776,156
[a]NXP Semiconductors NV (Netherlands)	480,300	12,838,419
[a]Polycom Inc.	100,000	6,430,000
[a,b]RealD Inc.	92,843	2,171,598
[a]Red Hat Inc.	264,200	12,126,780
[a]Shoretel Inc.	288,100	2,938,620
[a]Silicon Laboratories Inc.	222,700	9,188,602
[a]SMART Technologies Inc., A (Canada)	480,400	2,738,280
[a]Taleo Corp., A	88,800	3,288,264
[a]Teradata Corp.	158,500	9,541,700
[a]Trimble Navigation Ltd.	349,900	13,870,036
[a]ViaSat Inc.	163,300	7,065,991
Western Union Co.	192,000	3,845,760
Xilinx Inc.	264,200	9,635,374

		247,465,260

Materials 3.8%
Celanese Corp., A	384,200	20,481,702
CF Industries Holdings Inc.	25,000	3,541,750
Ecolab Inc.	105,700	5,959,366
The Scotts Miracle-Gro Co., A	138,100	7,085,911
[a,b]STR Holdings Inc.	109,200	1,629,264

		38,697,993

Telecommunication Services 0.7%
[a]SBA Communications Corp.	192,000	7,332,480

Utilities 0.5%
[a]Calpine Corp.	336,200	5,422,906

Total Common Stocks (Cost $663,887,260)		978,718,638

Short Term Investments 3.6%
Money Market Funds (Cost $21,194,837) 2.1%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	21,194,837	21,194,837

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
[d]Investments from Cash Collateral Received for Loaned Securities (Cost $15,130,907) 1.5%
Money Market Funds 1.5%
[e]BNY Mellon Overnight Government Fund, 0.05%	15,130,907	$15,130,907

Total Investments (Cost $700,213,004) 100.7%		1,015,044,382
Other Assets, less Liabilities (0.7)%		(7,531,511)

Net Assets 100.0%		$1,007,512,871

See Abbreviations on page FSC-23.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2011. See Note 1(c).

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

dSee Note 1(c) regarding securities on loan.

eThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$679,018,167
Cost - Sweep Money Fund (Note 7)	21,194,837

Total cost of investments	$700,213,004

Value - Unaffiliated issuers	$993,849,545
Value - Sweep Money Fund (Note 7)	21,194,837

Total value of investments (includes securities loaned in the amount of $14,960,292)	1,015,044,382
Receivables:
Investment securities sold	22,859,628
Capital shares sold	122,128
Dividends and interest	556,270
Other assets	151,791

Total assets	1,038,734,199

Liabilities:
Payables:
Investment securities purchased	12,828,449
Capital shares redeemed	1,946,744
Affiliates	1,007,047
Payable upon return of securities loaned	15,130,907
Accrued expenses and other liabilities	308,181

Total liabilities	31,221,328

Net assets, at value	$1,007,512,871

Net assets consist of:
Paid-in capital	$660,545,717
Undistributed net investment income (loss)	(2,449,587)
Net unrealized appreciation (depreciation)	314,831,378
Accumulated net realized gain (loss)	34,585,363

Net assets, at value	$1,007,512,871

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Class 1:
Net assets, at value	$90,968,513

Shares outstanding	3,797,311

Net asset value and maximum offering price per share	$23.96

Class 2:
Net assets, at value	$900,543,000

Shares outstanding	38,826,329

Net asset value and maximum offering price per share	$23.19

Class 4:
Net assets, at value	$16,001,358

Shares outstanding	676,296

Net asset value and maximum offering price per share	$23.66

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Investment income:
Dividends	$2,648,856
Income from securities loaned	231,302

Total investment income	2,880,158

Expenses:
Management fees (Note 3a)	2,580,083
Administrative fees (Note 3b)	1,323,409
Distribution fees: (Note 3c)
Class 2	1,186,860
Class 4	31,151
Unaffiliated transfer agent fees	1,586
Custodian fees (Note 4)	7,799
Reports to shareholders	160,784
Professional fees	21,220
Trustees’ fees and expenses	1,965
Other	14,888

Total expenses	5,329,745

Net investment income (loss)	(2,449,587)

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	73,650,885
Net change in unrealized appreciation (depreciation) on investments	5,031,200

Net realized and unrealized gain (loss)	78,682,085

Net increase (decrease) in net assets resulting from operations	$76,232,498

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small-Mid Cap Growth Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,449,587)	$(2,680,101)
Net realized gain (loss) from investments and foreign currency transactions	73,650,885	110,745,622
Net change in unrealized appreciation (depreciation) on investments	5,031,200	119,428,953

Net increase (decrease) in net assets resulting from operations	76,232,498	227,494,474

Capital share transactions: (Note 2)
Class 1	(5,705,664)	(10,074,842)
Class 2	(107,169,369)	(78,124,046)
Class 4	(565,133)	1,246,003

Total capital share transactions	(113,440,166)	(86,952,885)

Net increase (decrease) in net assets	(37,207,668)	140,541,589
Net assets:
Beginning of period	1,044,720,539	904,178,950

End of period	$1,007,512,871	$1,044,720,539

Undistributed net investment income (loss) included in net assets:
End of period	$(2,449,587)	$—

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Small-Mid Cap Growth Securities (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class 1 Shares:
Shares sold	123,166	$2,935,527	293,329	$5,660,759
Shares redeemed	(369,399)	(8,641,191)	(838,792)	(15,735,601)

Net increase (decrease)	(246,233)	$(5,705,664)	(545,463)	$(10,074,842)

Class 2 Shares:
Shares sold	2,212,999	$50,147,467	4,961,508	$92,319,522
Shares redeemed	(7,012,073)	(157,316,836)	(9,551,006)	(170,443,568)

Net increase (decrease)	(4,799,074)	$(107,169,369)	(4,589,498)	$(78,124,046)

Class 4 Shares:
Shares sold	244,772	$5,649,705	320,420	$6,087,006
Shares redeemed	(269,685)	(6,214,838)	(258,807)	(4,841,003)

Net increase (decrease)	(24,913)	$(565,133)	61,613	$1,246,003

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the Fund had tax basis capital losses of $38,029,637 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$700,623,198

Unrealized appreciation	$324,608,835
Unrealized depreciation	(10,187,651)

Net unrealized appreciation (depreciation)	$314,421,184

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $231,860,138 and $331,923,101, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$978,718,638	$—	$—	$978,718,638
Short Term Investments	21,194,837	15,130,907	—	36,325,744

Total Investments in Securities	$999,913,475	$15,130,907	$—	$1,015,044,382

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt

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FRANKLIN STRATEGIC INCOME SECURITIES FUND

We are pleased to bring you Franklin Strategic Income Securities Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Strategic Income Securities Fund – Class 1 delivered a +4.33% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Strategic Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSI-1

Fund Goals and Main Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which produced a +2.72% total return over the same period.1 The Fund also outperformed its peers as measured by the Lipper Multi-Sector Income Funds Classification Average, which posted a +3.18% total return.2

Economic and Market Overview

As consumer spending rose during the six-month reporting period, the U.S. economy expanded, although the pace of growth slowed. The Federal Reserve Board (Fed) announced in November it intended to buy $600 billion of longer term Treasury securities by the end of the second quarter of 2011. It sought to promote a stronger recovery and help maintain inflation levels the Fed believed consistent with its dual mandate to foster maximum employment and price stability. Despite the Fed’s actions, the economic recovery stalled. U.S. home prices fell sharply during the first quarter of 2011, and unemployment remained stubbornly high. After showing solid improvement during the year, manufacturing activity weakened partly because of auto supply-chain disruptions following Japan’s natural disasters.

Geopolitical instability in North Africa and the Middle East drove up oil prices for most of the period. However, investor concerns over weak economic data caused crude oil prices to drop from their six-month high of $114 per barrel on April 29 to $95 at period-end. Storms and droughts in several states reduced crop yields, pushing up grain prices. As oil and food prices rose, the pace of inflation accelerated during the period. Many developing economies, which have closed their output gaps and have a higher sensitivity to commodity prices, continued to tighten policy in the face of rising inflationary pressures. This policy

1. Source: © 2011 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Bank loans and loan participations involve credit, interest rate and illiquidity risks. Foreign investing, especially in developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Mortgage- and asset-backed securities are subject to prepayment and extension risks. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. The Fund may also use certain derivative instruments, which may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

FSI-2

tightening included raising interest rates, allowing currency appreciation and implementing regulations. In contrast, the G-3 (U.S., eurozone and Japan) continued to struggle with weak labor markets and concerns regarding public sector balances. The eurozone joined the list of those raising interest rates from historically low levels by increasing its policy rate in the second quarter. Although the eurozone raised rates and the U.S. planned to end quantitative easing, the G-3 continued to supply liquidity to governments and the financial sector.

Despite turmoil in North Africa and the Middle East, the multiple crises triggered by Japan’s earthquake and headwinds facing the U.S. economy, generally favorable economic improvements and positive corporate earnings reports gave investors confidence. While equity and fixed income markets performed well overall for the six months under review, investors reacted to reports on the Greek debt crisis by seeking the perceived safe haven of U.S. Treasuries. At period-end, the Greek government approved an austerity bill to secure a bailout loan from international creditors, which helped relieve investor anxiety.

Investment Strategy

We allocate our investments among the various types of debt available based on our assessment of changing economic, global market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments for hedging purposes, to enhance returns or to obtain exposure to various market sectors.

Manager’s Discussion

During the first half of 2011, market concerns included certain European countries’ debt crises, the expected end of the U.S. Fed’s second round of quantitative easing, political uprisings in North Africa and the Middle East, and the earthquake and subsequent nuclear disaster in Japan. In reaction to such concerns, U.S. Treasuries experienced some volatility, with the 10-year Treasury note yield rising from 3.30% at the

FSI-3

beginning of the period to an intra-period high of 3.75% in February. The yield subsequently fell to a period-low 2.86% in June before ending the period at 3.18%. Despite this interest rate volatility, most financial market sectors experienced generally positive results for the period. For example, the Standard & Poor’s 500 Index delivered a +6.02% total return for the six months ended June 30, 2011.1 In fixed income markets, the credit sectors (investment grade corporate bonds, high yield corporate bonds and leveraged bank loans) also posted positive return performance, supported by healthy credit fundamentals and strong demand for much of the period. U.S. dollar weakness continued, given a combination of superior growth prospects in certain developing countries and more aggressive short-term interest rate policies in some developed countries. Overall, the fixed income environment during the reporting period favored higher beta spread sectors and foreign currency investments. However, toward period-end renewed concerns regarding the process of fiscal restructuring for certain European countries dampened financial market momentum heading into the second half of 2011.

In this environment, Franklin Strategic Income Securities Fund provided positive results, outperforming the benchmark BC U.S. Aggregate Index and its peers as measured by the Lipper Multi-Sector Income Fund Classification Average. The Fund’s lower weighting in longer duration, U.S. interest rate-sensitive fixed income sectors (Treasury securities and U.S. agency bonds) positively impacted performance relative to the benchmark index, while the Fund’s exposure to credit sectors (below investment-grade and investment-grade securities) delivered strong performance during the period. Certain of the Fund’s non-U.S. dollar holdings also provided positive returns given currency appreciation relative to the dollar, as did the Fund’s municipal securities exposure. However, a lower weighting in emerging market, hard-currency sovereign bonds limited returns relative to peers.

The slight decline in longer term U.S. interest rates helped most Treasuries post returns modestly above their coupon income. Relative to similar-duration Treasuries, agency mortgage-backed securities (MBS) generally outperformed given the increase in current yield. Although core U.S. inflationary pressures were anticipated by many to remain relatively low over the near term, moderate economic growth and our longer term concerns regarding the impact of the fiscal deficit on interest rates led us to maintain a low exposure to Treasuries and agency debentures. We favored the current yield advantage of agency MBS,

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Portfolio Breakdown

Franklin Strategic Income Securities Fund

Based on Total Net Assets

	6/30/11	12/31/10
High Yield Corporate Bonds & Preferred Securities	28.3%	29.6%

International Government & Agency Bonds (non-$US)	24.3%	21.9%

Floating Rate Bank Loans	15.8%	15.7%

Mortgage-Backed Securities	6.2%	6.9%

Municipal Bonds	5.6%	5.8%

Investment Grade Corporate Bonds & Preferred Securities	5.5%	7.1%

International Government & Agency Bonds ($US)	3.7%	3.2%

Commercial Mortgage-Backed Securities	2.3%	3.6%

U.S. Treasury Securities	1.3%	1.3%

Asset-Backed Securities	1.1%	1.9%

Equities	0.5%	0.2%

Convertible Securities	0.3%	0.0%	*

Short-Term Investments & Other Net Assets**	5.1%	2.8%

*Rounds to less than 0.1% of total net assets.

**Includes unrealized gains/losses on forward currency contracts and credit default swap contracts. Does not include short-term foreign government securities.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

although our exposure to that sector was also relatively low. Commercial MBS posted gains during the period following a very healthy rebound in calendar years 2009 and 2010. We took advantage of this positive performance by reducing commercial MBS exposure during the period. Conversely, negative news battered the municipal bond market over the past several quarters. Although such stories may continue to garner media attention, we remained comfortable with the longer term credit quality of the state and municipal obligations we held. In fact, municipal bonds rebounded sharply during the second half of the reporting period, providing one of the strongest sector returns for the Fund. During the period, the Fund added to its tax-exempt municipal bond positions, while taking gains on certain taxable, Build-America municipal bond holdings.

Corporate credit markets generally continued the positive relative performance that began in 2009. Supported by the global economy’s rebound, corporate earnings and cash flow growth improved, which supported many issuers’ credit fundamentals. In addition, a very accommodative new-issue market allowed many issuers to refinance their debt obligations at attractive rates. Largely as a result, default rates

FSI-5

moved lower, ending the period in the very low single digits for both high yield corporate bonds and bank loans. Demand for the higher yield of below investment-grade securities (including high yield bonds and bank loans) provided ongoing price support. Although positive bank loan performance stalled in early 2011 as certain issuers sought to reprice their loan obligations at lower interest rate levels, corporate credit sectors generally were strong contributors to the Fund’s performance during the period. Overall, high yield corporate bond exposure, including to some derivative issues, remained relatively steady, while we took some gains from our investment-grade holdings and deployed the proceeds into the less interest rate-sensitive bank loan sector, including derivative issues.

The Fund incrementally added exposure to its non-U.S. dollar exposure during the period, given our view of greater fundamental and technical support for certain foreign currencies, particularly in various developing markets. With the dollar’s recent weakness, the Fund’s holdings in currencies and countries in the Asian region, particularly in South Korea, provided positive returns. However, the Japanese yen’s strength negatively impacted the Fund’s short forward currency position in that country. Similarly, euro strength offset gains we would have had from currencies of some non-eurozone European countries, such as those of Norway, Sweden and Poland, given our proxy short euro hedge against those holdings. However, our position in Hungarian forint-denominated securities outperformed the euro. Supported by strong fundamental credit trends, particularly relative to certain developed markets, the hard-currency, U.S. dollar emerging market performed well during the period. However, considering historically rich valuations, the Fund held a relatively small position in this sector during the period.

Thank you for your participation in Franklin Strategic Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSI-6

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Strategic Income Securities Fund – Class 1

FSI-7

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,043.30	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$2.91

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.58%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.99	$12.28	$10.58	$12.78	$12.73	$12.43

Income from investment operations[a]:
Net investment income[b]	0.36	0.72	0.70	0.69	0.73	0.69
Net realized and unrealized gains (losses)	0.20	0.61	1.95	(1.99)	0.04	0.32

Total from investment operations	0.56	1.33	2.65	(1.30)	0.77	1.01

Less distributions from:
Net investment income and net foreign currency gains	(0.81)	(0.62)	(0.95)	(0.87)	(0.68)	(0.63)
Net realized gains	—	—	—	(0.03)	(0.04)	(0.08)

Total distributions	(0.81)	(0.62)	(0.95)	(0.90)	(0.72)	(0.71)

Net asset value, end of period	$12.74	$12.99	$12.28	$10.58	$12.78	$12.73

Total return[c]	4.33%	11.21%	26.11%	(11.03)%	6.20%	8.51%
Ratios to average net assets[d]
Expenses	0.58%	0.59% [e]	0.58% [e]	0.61% [e]	0.62% [e]	0.62% [e]
Net investment income	5.51%	5.71%	6.13%	5.83%	5.72%	5.51%

Supplemental data
Net assets, end of period (000’s)	$1,155,500	$1,195,149	$1,173,313	$903,358	$1,086,850	$902,071
Portfolio turnover rate	34.27%	56.46%	56.19%	47.68%	46.88%	47.88%
Portfolio turnover rate excluding mortgage dollar rolls[f]	34.27%	56.46%	56.19%	47.68%	46.43%	44.58%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(f) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FSI-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.72	$12.05	$10.41	$12.60	$12.56	$12.27

Income from investment operations[a]:
Net investment income[b]	0.34	0.68	0.66	0.65	0.69	0.65
Net realized and unrealized gains (losses)	0.20	0.59	1.91	(1.96)	0.05	0.31

Total from investment operations	0.54	1.27	2.57	(1.31)	0.74	0.96

Less distributions from:
Net investment income and net foreign currency gains	(0.79)	(0.60)	(0.93)	(0.85)	(0.66)	(0.59)
Net realized gains	—	—	—	(0.03)	(0.04)	(0.08)

Total distributions	(0.79)	(0.60)	(0.93)	(0.88)	(0.70)	(0.67)

Net asset value, end of period	$12.47	$12.72	$12.05	$10.41	$12.60	$12.56

Total return[c]	4.25%	10.91%	25.75%	(11.24)%	5.91%	8.24%
Ratios to average net assets[d]
Expenses	0.83%	0.84% [e]	0.83% [e]	0.86% [e]	0.87% [e]	0.87% [e]
Net investment income	5.26%	5.46%	5.88%	5.58%	5.47%	5.26%

Supplemental data
Net assets, end of period (000’s)	$124,463	$101,347	$68,240	$33,155	$24,613	$11,753
Portfolio turnover rate	34.27%	56.46%	56.19%	47.68%	46.88%	47.88%
Portfolio turnover rate excluding mortgage dollar rolls[f]	34.27%	56.46%	56.19%	47.68%	46.43%	44.58%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(f) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FSI-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.88	$12.20	$10.54	$12.84

Income from investment operations[b]:
Net investment income[c]	0.34	0.67	0.66	0.53
Net realized and unrealized gains (losses)	0.20	0.60	1.94	(1.93)

Total from investment operations	0.54	1.27	2.60	(1.40)

Less distributions from:
Net investment income and net foreign currency gains	(0.77)	(0.59)	(0.94)	(0.87)
Net realized gains	—	—	—	(0.03)

Total distributions	(0.77)	(0.59)	(0.94)	(0.90)

Net asset value, end of period	$12.65	$12.88	$12.20	$10.54

Total return[d]	4.19%	10.88%	25.52%	(11.69)%
Ratios to average net assets[e]
Expenses	0.93%	0.94% [f]	0.93% [f]	0.96% [f]
Net investment income	5.16%	5.36%	5.78%	5.48%

Supplemental data
Net assets, end of period (000’s)	$201,742	$188,178	$162,074	$59,766
Portfolio turnover rate	34.27%	56.46%	56.19%	47.68%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Strategic Income Securities Fund	Country	Shares	Value
Common Stocks 0.5%
Consumer Durables & Apparel 0.0%†
[a,b]Comfort Co. Inc.	United States	6,137	$115,253

Consumer Services 0.1%
[a,c,d]Turtle Bay Resort	United States	1,901,449	1,948,985

Media 0.4%
[a]Charter Communications Inc., A	United States	7,456	404,563
[a]Dex One Corp.	United States	40,000	101,200
[a]MGM Holdings Inc., A	United States	240,995	5,436,437

			5,942,200

Total Common Stocks (Cost $10,688,751)			8,006,438

Preferred Stocks (Cost $865,000) 0.1%
Diversified Financials 0.1%
GMAC Capital Trust I, 8.125%, pfd.	United States	34,600	885,760

		Principal Amount*
Convertible Bonds 0.3%
Materials 0.3%
[e]Cemex SAB de CV, cvt., sub. note, 144A,
3.25%, 3/15/16	Mexico	2,000,000	1,985,200
3.75%, 3/15/18	Mexico	2,000,000	1,995,200

Total Convertible Bonds (Cost $3,994,108)			3,980,400

Corporate Bonds 34.5%
Automobiles & Components 1.0%
[e]Exide Technologies, senior secured note, 144A, 8.625%, 2/01/18	United States	1,100,000	1,149,500
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	United States	2,000,000	2,165,318
6.625%, 8/15/17	United States	1,000,000	1,063,788
5.00%, 5/15/18	United States	1,000,000	998,566
8.125%, 1/15/20	United States	1,200,000	1,393,806
5.75%, 2/01/21	United States	1,000,000	1,000,615
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	4,000,000	4,340,000
[e]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,500,000	2,787,500

			14,899,093

Banks 2.0%
[e]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	4,000,000	3,973,940
BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77	United States	3,000,000	3,048,750
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	4,000,000	3,961,268
[e]Lloyds TSB Bank PLC, senior note, 144A, 5.80%, 1/13/20	United Kingdom	4,000,000	3,998,060
Regions Bank, sub. note, 7.50%, 5/15/18	United States	100,000	104,660
Regions Financial Corp., senior note,
7.75%, 11/10/14	United States	2,500,000	2,649,845
5.75%, 6/15/15	United States	300,000	295,757
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	4,000,000	4,115,300
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	3,000,000	3,293,400
[f]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	2,000,000	2,050,000
[f]Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	1,500,000	1,590,000

			29,080,980

FSI-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Capital Goods 1.1%
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	4,000,000		$4,099,980
The Manitowoc Co. Inc., senior note,
9.50%, 2/15/18	United States	2,500,000		2,728,125
8.50%, 11/01/20	United States	300,000		321,750
Meritor Inc., senior note, 10.625%, 3/15/18	United States	2,500,000		2,818,750
[e]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	300,000		324,750
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	3,500,000		3,714,375
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	2,200,000		2,238,500

				16,246,230

Commercial & Professional Services 0.1%
[e,g]ARAMARK Holdings Corp., senior note, 144A, PIK, 8.625%, 5/01/16	United States	700,000		715,750

Consumer Durables & Apparel 1.0%
Jarden Corp., senior sub. note, 7.50%,
5/01/17	United States	3,000,000		3,131,250
1/15/20	United States	500,000		522,500
KB Home, senior note, 6.25%, 6/15/15	United States	2,400,000		2,304,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	2,500,000		2,471,875
[e]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	2,000,000		1,975,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,900,000		4,056,000

				14,460,625

Consumer Services 2.4%
[e]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	1,200,000		1,245,000
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	2,400,000		2,634,000
[e]ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	United States	2,700,000		2,686,500
[e,h]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	2,500,000		1,250
[e]Gala Group Finance Ltd, senior secured bond, 144A, 8.875%, 9/01/18	United Kingdom	2,300,000	GBP	3,424,040
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	6,000,000		6,652,500
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	4,500,000		4,241,250
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	1,300,000		1,503,125
Pinnacle Entertainment Inc.,
senior note, 8.625%, 8/01/17	United States	1,500,000		1,618,125
senior sub. note, 7.50%, 6/15/15	United States	1,000,000		1,022,500
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	2,100,000		2,252,250
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	2,000,000		1,390,000
Starwood Hotels & Resorts Worldwide Inc., senior note,
6.75%, 5/15/18	United States	2,000,000		2,225,000
7.15%, 12/01/19	United States	500,000		561,250
[h]Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	500,000		50
senior note, 7.75%, 8/15/16	United States	1,000,000		100
senior sub. note, 6.50%, 2/01/14	United States	300,000		30
senior sub. note, 6.875%, 3/01/16	United States	1,000,000		100
Universal City Development,
senior note, 8.875%, 11/15/15	United States	2,000,000		2,235,000
senior sub. note, 10.875%, 11/15/16	United States	400,000		478,000

				34,170,070

Diversified Financials 4.0%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,500,000		1,575,000
Bank of America Corp.,
[f]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual,	United States	4,000,000		4,182,240
senior note, 5.65%, 5/01/18	United States	1,500,000		1,582,928

FSI-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Diversified Financials (continued)
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	3,000,000		$3,109,224
[e]CIT Group Inc.,
secured bond, 144A, 7.00%, 5/02/17	United States	5,500,000		5,500,000
secured note, 144A, 6.625%, 4/01/18	United States	300,000		314,250
Citigroup Inc.,
senior note, 6.125%, 11/21/17	United States	1,500,000		1,657,914
senior note, 5.375%, 8/09/20	United States	1,500,000		1,567,145
sub. note, 5.00%, 9/15/14	United States	3,000,000		3,145,173
General Electric Capital Corp.,
senior note, A, 8.50%, 4/06/18	United States	64,000,000	MXN	5,323,193
sub. note, 5.30%, 2/11/21	United States	1,800,000		1,875,227
GMAC Inc.,
senior note, 6.875%, 8/28/12	United States	2,000,000		2,075,000
sub. note, 8.00%, 12/31/18	United States	900,000		967,500
International Lease Finance Corp.,
senior note, 8.25%, 12/15/20	United States	800,000		866,000
[e]senior secured note, 144A, 6.75%, 9/01/16	United States	4,000,000		4,280,000
JPMorgan Chase & Co.,
6.00%, 1/15/18	United States	1,500,000		1,669,686
senior note, 4.25%, 10/15/20	United States	1,000,000		979,521
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,000,000		4,042,916
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	4,000,000		4,234,840
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	2,500,000		2,730,903
Moody’s Corp., senior note, 5.50%, 9/01/20	United States	3,000,000		3,077,406
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	3,000,000		3,253,758
5.50%, 7/24/20	United States	500,000		506,669
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	United States	1,000,000		1,135,000

				59,651,493

Energy 6.3%
Alpha Natural Resources Inc., senior note,
6.00%, 6/01/19	United States	1,200,000		1,203,000
6.25%, 6/01/21	United States	1,200,000		1,212,000
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	2,000,000		2,551,022
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	3,000,000		3,240,000
[e]Arch Coal Inc., senior note, 144A,
7.00%, 6/15/19	United States	800,000		802,000
7.25%, 6/15/21	United States	1,100,000		1,106,875
Berry Petroleum Co., senior note, 6.75%, 11/01/20	United States	2,000,000		2,015,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	2,400,000		2,604,000
8.25%, 9/01/21	United States	1,000,000		1,012,500
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	4,400,000		3,993,000
Chesapeake Energy Corp., senior note,
7.25%, 12/15/18	United States	300,000		328,500
6.625%, 8/15/20	United States	3,300,000		3,489,750
6.125%, 2/15/21	United States	1,500,000		1,520,625
Compagnie Generale de Geophysique-Veritas, senior note,
9.50%, 5/15/16	France	100,000		109,750
7.75%, 5/15/17	France	2,100,000		2,173,500
[e]144A, 6.50%, 6/01/21	France	1,000,000		969,000

FSI-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	1,000,000	$1,095,000
8.25%, 4/01/20	United States	800,000	876,000
[e]144A, 6.375%, 3/01/21	United States	200,000	200,000
Copano Energy LLC, senior note, 7.75%, 6/01/18	United States	200,000	207,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	3,500,000	3,745,000
El Paso Corp.,
senior bond, 6.50%, 9/15/20	United States	2,300,000	2,524,576
senior note, 7.00%, 6/15/17	United States	1,000,000	1,135,874
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	2,000,000	2,130,000
[e]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	2,500,000	2,668,750
[i]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	2,000,000	2,105,246
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	4,000,000	3,880,000
[e]Gaz Capital SA, senior note, 144A, 5.092%, 11/29/15	Russia	3,000,000	3,126,180
Holly Corp., senior note, 9.875%, 6/15/17	United States	1,900,000	2,128,000
Linn Energy Corp., senior note,
8.625%, 4/15/20	United States	3,000,000	3,270,000
[e]144A, 7.75%, 2/01/21	United States	1,000,000	1,045,000
MarkWest Energy Partners LP/Finance Corp., senior note,
6.75%, 11/01/20	United States	2,500,000	2,562,500
6.50%, 8/15/21	United States	600,000	597,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	1,500,000	1,582,500
Offshore Group Investment Ltd., senior secured note,
11.50%, 8/01/15	United States	1,800,000	1,966,500
[e]144A, 11.50%, 8/01/15	United States	300,000	327,750
[e]OPTI Canada Inc., senior secured note, 144A,
9.00%, 12/15/12	Canada	1,500,000	1,515,000
9.75%, 8/15/13	Canada	1,200,000	1,197,000
Peabody Energy Corp., senior note, 6.50%, 9/15/20	United States	2,500,000	2,700,000
Petrohawk Energy Corp., senior note,
10.50%, 8/01/14	United States	1,500,000	1,695,000
7.25%, 8/15/18	United States	600,000	618,750
[e]144A, 6.25%, 6/01/19	United States	1,000,000	978,750
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	4,000,000	3,995,320
[e]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000	2,068,500
Plains Exploration & Production Co., senior note,
7.75%, 6/15/15	United States	500,000	520,625
10.00%, 3/01/16	United States	500,000	565,000
7.625%, 6/01/18	United States	3,200,000	3,376,000
Quicksilver Resources Inc., senior note,
8.25%, 8/01/15	United States	3,500,000	3,705,625
9.125%, 8/15/19	United States	300,000	328,500
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	500,000	535,000
[e]144A, 8.00%, 6/01/18	United States	3,000,000	3,075,000
[e]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	1,500,000	1,522,500

			93,899,968

Food & Staples Retailing 0.3%
Rite Aid Corp., senior secured note,
9.75%, 6/12/16	United States	2,000,000	2,217,500
8.00%, 8/15/20	United States	1,500,000	1,623,750

			3,841,250

FSI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Food, Beverage & Tobacco 1.3%
[e]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	2,600,000		$2,639,000
[e]Boparan Holdings Ltd., senior note, 144A, 9.75%, 4/30/18	United Kingdom	1,900,000	EUR	2,634,741
[e]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	2,500,000	EUR	3,685,538
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	1,700,000		1,559,750
[e]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	2,800,000		2,989,000
JBS USA LLC/Finance Inc., senior note, 11.625%, 5/01/14	Brazil	2,000,000		2,310,000
Pinnacle Foods Finance LLC, senior note, 9.25%, 4/01/15	United States	3,000,000		3,127,500
[e]Refresco Group BV, senior secured sub. bond, 144A, 7.375%, 5/15/18	Netherlands	600,000	EUR	886,209

				19,831,738

Health Care Equipment & Services 1.5%
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	2,500,000		2,709,287
[e]CDRT Merger Sub Inc., senior note, 144A, 8.125%, 6/01/19	United States	1,000,000		1,002,500
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	3,500,000		3,613,750
Coventry Health Care Inc., senior note,
6.30%, 8/15/14	United States	500,000		538,493
5.95%, 3/15/17	United States	2,000,000		2,139,300
DaVita Inc., senior note, 6.375%, 11/01/18	United States	1,000,000		1,015,000
[e]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	700,000		795,375
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	800,000		818,000
senior secured bond, 7.25%, 9/15/20	United States	300,000		323,625
[g]senior secured note, PIK, 9.625%, 11/15/16	United States	2,000,000		2,132,500
[e,j]Inventiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	1,100,000		1,045,000
[g]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	3,000,000		3,150,000
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	2,500,000		2,593,750
Vanguard Health Systems Inc., zero cpn., 2/01/16	United States	600,000		398,250

				22,274,830

Insurance 0.1%
[i]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000		1,960,000

Materials 2.9%
[e]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	800,000		802,000
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	4,000,000		3,987,860
[e]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	1,200,000		1,266,000
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	3,000,000		3,073,695
[e]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	2,500,000		2,437,500
[e]FMG Resources August 2006 Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	1,200,000		1,227,864
6.875%, 2/01/18	Australia	2,700,000		2,754,000
Huntsman International LLC, senior sub. note, 8.625%, 3/15/21	United States	500,000		546,250
[e]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	United Kingdom	100,000	EUR	152,868
[e]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	3,500,000		3,473,750
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	2,900,000	EUR	4,468,275
[e]Kinove German Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	2,000,000	EUR	3,029,001
[e]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	3,400,000		3,553,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	4,000,000		3,750,000
Novelis Inc., senior note, 8.75%, 12/15/20	India	1,600,000		1,736,000
[e]Reynolds Group Holdings Ltd., senior note, 144A, 8.25%, 2/15/21	New Zealand	500,000		470,000
[e]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 8.75%, 5/15/18	United States	4,000,000		3,950,000
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	United States	1,500,000		1,406,250
Vulcan Materials Co., senior note, 7.50%, 6/15/21	United States	1,100,000		1,099,762

				43,184,075

FSI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Media 3.2%
[e]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	1,300,000		$1,361,750
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	500,000		544,375
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	1,500,000		1,773,750
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,
8.125%, 4/30/20	United States	900,000		976,500
6.50%, 4/30/21	United States	2,500,000		2,478,125
[e]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	5,000,000		4,812,500
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	2,100,000		2,283,750
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	2,500,000		2,514,953
DISH DBS Corp., senior note,
7.75%, 5/31/15	United States	1,000,000		1,087,500
7.125%, 2/01/16	United States	4,000,000		4,240,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	2,000,000		1,955,000
[e]Musketeer GmbH, senior secured note, 144A, 9.50%, 3/15/21	Germany	1,500,000	EUR	2,308,121
[e]Myriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	300,000		323,778
[e,g]Radio One Inc., senior sub. note, 144A, PIK, 15.00%, 5/24/16	United States	2,086,411		2,104,667
[e]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	2,600,000	EUR	3,416,464
Time Warner Inc.,
7.625%, 4/15/31	United States	2,500,000		3,007,705
6.10%, 7/15/40	United States	1,000,000		1,020,033
[e]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	400,000		398,000
7.875%, 11/01/20	United States	2,000,000		2,060,000
[e]UPCB Finance Ltd., senior secured note, 144A, 6.375%, 7/01/20	Cayman Islands	2,000,000	EUR	2,746,584
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	2,500,000		2,650,000
[e]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	2,500,000	EUR	3,755,689

				47,819,244

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
[e]Endo Pharmaceuticals Holdings Inc., senior note, 144A, 7.00%, 7/15/19	United States	900,000		927,000
[e]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	1,500,000		1,541,250
[e]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	3,500,000		3,858,750

				6,327,000

Real Estate 0.2%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	3,100,000		3,053,500

Retailing 0.8%
[e,i]Edcon Pty. Ltd., senior secured note, 144A, FRN, 4.721%, 6/15/14	South Africa	3,000,000	EUR	3,842,557
[e]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	United Kingdom	2,000,000	GBP	3,065,567
[e]Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	United States	4,000,000		4,030,000
[e]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	1,400,000		1,494,500

				12,432,624

Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices Inc., senior note,
8.125%, 12/15/17	United States	800,000		840,000
7.75%, 8/01/20	United States	2,000,000		2,070,000
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	2,000,000		2,095,000
senior note, 10.125%, 12/15/16	United States	100,000		108,125
[e]senior note, 144A, 8.05%, 2/01/20	United States	1,600,000		1,616,000
[e]senior note, 144A, 10.75%, 8/01/20	United States	2,000,000		2,270,000
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	100,000		108,250

FSI-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment (continued)
[e]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	1,700,000		$1,906,125

				11,013,500

Software & Services 0.4%
Sitel LLC/Finance Corp., senior note, 11.50%, 4/01/18	United States	2,500,000		2,300,000
SunGard Data Systems Inc.,
senior note, 7.625%, 11/15/20	United States	2,500,000		2,537,500
senior sub. note, 10.25%, 8/15/15	United States	800,000		830,000

				5,667,500

Technology Hardware & Equipment 0.4%
[e]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	3,500,000		3,447,500
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	2,500,000		2,587,500

				6,035,000

Telecommunication Services 2.5%
CenturyLink Inc., senior note, 6.45%, 6/15/21	United States	1,000,000		989,714
Centurytel Inc., senior note, 6.00%, 4/01/17	United States	3,000,000		3,132,090
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	4,000,000		3,930,000
Crown Castle International Corp., senior bond, 7.125%, 11/01/19	United States	200,000		211,500
[e]Digicel Group Ltd., senior note, 144A,
8.875%, 1/15/15	Jamaica	3,000,000		3,082,500
8.25%, 9/01/17	Jamaica	300,000		312,750
[e]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,800,000		1,823,625
[e]EH Holding Corp., senior note, 144A, 7.625%, 6/15/21	United States	800,000		820,000
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	3,000,000		3,285,000
8.75%, 4/15/22	United States	1,400,000		1,533,000
[e]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	2,700,000		2,733,750
Intelsat Jackson Holding SA, senior note,
11.25%, 6/15/16	Luxembourg	2,500,000		2,656,250
[e]144A, 7.50%, 4/01/21	Luxembourg	1,500,000		1,494,375
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	2,000,000		2,127,500
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	4,000,000		4,415,000
[e]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	4,000,000		3,890,000
[e,g]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	603,365	EUR	959,277

				37,396,331

Transportation 0.5%
[e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	3,700,000		3,644,500
[e]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	United Kingdom	300,000		327,750
8.375%, 12/01/17	United Kingdom	500,000		508,125
11.50%, 4/01/18	United Kingdom	2,900,000		3,066,750

				7,547,125

Utilities 1.4%
[e]AES Corp., senior note, 144A, 7.375%, 7/01/21	United States	1,200,000		1,219,500
[e]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	1,100,000		1,155,000
7.50%, 2/15/21	United States	2,500,000		2,562,500
7.875%, 1/15/23	United States	500,000		515,625
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	2,000,000		2,449,980

FSI-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Utilities (continued)
[e]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	United Kingdom	600,000	GBP	$1,005,670
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	3,500,000		3,718,750
[e]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,500,000		2,606,250
[e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	2,500,000		2,468,750
secured note, B, 144A, 15.00%, 4/01/21	United States	2,130,000		1,757,250
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,500,000		915,000

				20,374,275

Total Corporate Bonds (Cost $487,911,402)				511,882,201

[i,k]Senior Floating Rate Interests 15.8%
Automobiles & Components 0.6%
Federal-Mogul Corp.,
Term Loan B, 2.128%, 12/27/14	United States	6,800,467		6,450,726
Term Loan C, 2.128%, 12/27/15	United States	1,733,398		1,644,251
Key Safety Systems Inc., Term Loan B, 2.435% - 2.436%, 3/10/14	United States	1,604,349		1,505,079

				9,600,056

Capital Goods 1.2%
[j]Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	2,941,324		2,955,819
RBS Global Inc. (Rexnord),
Incremental Tranche B-2, 2.438%, 7/22/13	United States	2,296,797		2,276,700
Tranche B-1 Term B Loan, 2.688% - 2.813%, 7/22/13	United States	4,561,406		4,527,196
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	1,026,077		1,045,957
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	2,037,787		2,040,510
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	4,479,462		4,500,811

				17,346,993

Commercial & Professional Services 1.1%
ARAMARK Corp.,
[j]Extended Synthetic L/C, 3.286%, 7/26/16	United States	182,628		182,009
Synthetic L/C, 1.911%, 1/26/14	United States	91,726		89,891
Term Loan B, 2.121%, 1/26/14	United States	1,138,629		1,115,857
[j]Term Loan B Extended, 3.496%, 7/26/16	United States	2,775,382		2,765,965
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	2,047,000		2,098,052
[j]Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	2,832,988		2,836,530
[b]EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	670,585		674,642
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	3,233,033		3,239,852
[j]KAR Auction Services Inc., Term Loan, 5.00%, 5/19/17	United States	3,318,318		3,331,279

				16,334,077

Consumer Durables & Apparel 0.0%†
[b,g]Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	718,566		718,566

Consumer Services 1.9%
[j]Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	2,616,048		2,628,220
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	8,234,343		8,224,758
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	1,648,454		1,650,957
[j]Penn National Gaming Inc., Term B Facility Loan, 5.00%, 7/14/18	United States	732,800		735,314
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	1,407,936		1,330,499
[d,g]Turtle Bay Holdings LLC,
Term Loan A, PIK, 10.25%, 3/01/13	United States	1,960,891		1,941,282
Term Loan B, PIK, 3.00%, 2/09/15	United States	3,983,237		3,345,919
Visant Corp., Term Loan B, 5.25%, 12/22/16	United States	8,915,200		8,912,419

				28,769,368

FSI-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*	Value
[i,k]Senior Floating Rate Interests (continued)
Diversified Financials 0.6%
[j]Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	United States	2,814,806	$2,832,837
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.50% - 5.50%, 11/18/17	United States	1,016,429	1,018,653
MSCI Inc., Term Loan B, 3.75%, 3/09/17	United States	2,596,739	2,614,052
TransUnion LLC, Term Loan, 4.75%, 2/10/18	United States	2,771,250	2,779,910

			9,245,452

Food & Staples Retailing 0.5%
SUPERVALU Inc., Term Loan B-2, 3.436%, 10/05/15	United States	6,953,446	6,858,233

Food, Beverage & Tobacco 0.5%
Dean Foods Co., 2016 Tranche B Term Loan, 3.50%, 4/02/16	United States	2,158,987	2,114,907
[j]Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	5,092,088	5,086,517

			7,201,424

Health Care Equipment & Services 2.3%
Bausch & Lomb Inc.,
Delayed Draw Term Loan, 3.436%, 4/28/15	United States	1,283,716	1,277,619
Parent Term Loan, 3.436% - 3.496%, 4/28/15	United States	5,273,769	5,248,718
Community Health Systems Inc.,
Delayed Draw Term Loan, 2.504%, 7/25/14	United States	161,853	156,683
Extended Term Loan, 3.754%, 1/25/17	United States	5,377,169	5,256,166
Term Loan, 2.504%, 7/25/14	United States	3,147,054	3,046,537
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	4,143,929	4,160,949
[j]HCA Inc., Tranche B-2 Term Loan, 3.496%, 3/31/17	United States	7,779,253	7,684,424
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	7,420,587	7,449,445

			34,280,541

Materials 1.9%
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	2,861,872	2,867,834
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	5,813,900	5,937,445
Celanese U.S. Holdings LLC, Term Loan C, 3.303%, 10/31/16	United States	1,782,946	1,792,351
Consolidated Container Co. LLC, Second Lien Term Loan, 5.688%, 9/28/14	United States	1,933,702	1,764,503
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	1,351,466	1,357,187
Nalco Co.,
Term Loan B-1, 4.50%, 10/05/17	United States	4,925,043	4,955,440
Term Loan C-1, 1.996%, 5/13/16	United States	589,354	586,407
Potters Industries Inc., Second Lien Term Loan, 10.25%, 11/06/17	United States	225,533	232,299
Reynolds Group Holdings Inc., U.S. Term Loan, 4.25%, 2/09/18	United States	2,100,580	2,091,974
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	4,258,220	4,286,733
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	2,077,775	2,082,099

			27,954,272

Media 2.3%
Cinemark USA Inc., Extended Term Loan, 3.44% - 3.52%, 4/30/16	United States	2,488,860	2,501,519
Clear Channel Communications Inc., [j]Tranche A Term Loan, 5.65%, 5/13/14	United States	1,693,252	1,527,252
Tranche B Term Loan, 3.836%, 1/29/16	United States	5,477,638	4,631,173
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.936%, 3/29/16	United States	6,308,304	6,300,091
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	798,716	813,691
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	6,543,376	4,523,108
Regal Cinemas Corp., Term Loan, 3.496%, 8/23/17	United States	2,113,686	2,115,762
Summit Entertainment LLC, Term Loan, 7.50%, 9/07/16	United States	6,043,044	6,001,498
[j]TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	2,123,301	2,134,583

FSI-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
[i,k]Senior Floating Rate Interests (continued)
Media (continued)
Univision Communications Inc., Extended First Lien Term Loan, 4.436%, 3/31/17	United States	2,141,315		$2,038,386
UPC Financing Partnership, Term Loan T, 3.691%, 12/31/16	Netherlands	1,491,092		1,492,491

				34,079,554

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	1,185,925		1,187,870
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	2,371,850		2,375,740
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,630,647		1,633,322

				5,196,932

Retailing 0.2%
Dollar General Corp., Tranche B-1 Term Loan, 2.936% - 3.023%, 7/07/14	United States	2,725,120		2,729,592

Software & Services 1.1%
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	6,763,438		6,563,240
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	2,068,602		2,078,198
First Data Corp.,
Term Loan B-1, 2.936%, 9/24/14	United States	3,687,802		3,422,741
Term Loan B-2, 2.936%, 9/24/14	United States	328,445		304,838
Term Loan B-3, 2.936%, 9/24/14	United States	328,445		304,838
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.845% - 3.893%, 2/28/16	United States	2,219,034		2,217,638
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,832,000		1,868,640

				16,760,133

Telecommunication Services 0.7%
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	8,278,733		8,316,674
[j]SBA Senior Finance II LLC, Term Loan B, 5.00%, 6/30/18	United States	1,343,000		1,346,358

				9,663,032

Transportation 0.5%
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	1,190,000		1,206,101
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,736,300		1,710,186
Tranche B Term Loan, 3.75%, 3/11/18	United States	3,900,225		3,886,207

				6,802,494

Total Senior Floating Rate Interests (Cost $231,353,665)				233,540,719

Foreign Government and Agency Securities 20.3%
[e]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	3,560,000		3,583,122
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	2,770,000		3,179,572
[i,l]Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	Argentina	30,000,000		7,348,500
Government of Australia, senior bond, 123, 5.75%, 4/15/12	Australia	20,350,000	AUD	21,997,839
Government of Hungary,
5.50%, 2/12/14	Hungary	1,119,700,000	HUF	5,959,851
5.50%, 2/12/16	Hungary	1,769,700,000	HUF	9,116,342
6.50%, 6/24/19	Hungary	206,000,000	HUF	1,074,468
7.50%, 11/12/20	Hungary	312,600,000	HUF	1,729,922
senior note, 6.25%, 1/29/20	Hungary	6,230,000		6,590,032
Government of Indonesia,
FR19, 14.25%, 6/15/13	Indonesia	35,480,000,000	IDR	4,759,589
FR20, 14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	3,260,963
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	238,045

FSI-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Indonesia (continued)
FR34, 12.80%, 6/15/21	Indonesia	49,955,000,000	IDR	$7,902,691
FR42, 10.25%, 7/15/27	Indonesia	2,000,000,000	IDR	269,230
FR44, 10.00%, 9/15/24	Indonesia	23,400,000,000	IDR	3,117,004
Government of Malaysia, senior bond,
3.833%, 9/28/11	Malaysia	31,790,000	MYR	10,567,114
2.711%, 2/14/12	Malaysia	490,000	MYR	162,417
3.718%, 6/15/12	Malaysia	12,650,000	MYR	4,224,371
2.509%, 8/27/12	Malaysia	18,275,000	MYR	6,025,357
3.461%, 7/31/13	Malaysia	6,400,000	MYR	2,132,931
3.814%, 2/15/17	Malaysia	11,400,000	MYR	3,812,788
4.24%, 2/07/18	Malaysia	600,000	MYR	204,499
Government of Mexico,
M, 9.00%, 6/20/13	Mexico	259,800	[m] MXN	2,375,969
M 10, 8.00%, 12/17/15	Mexico	350,000	[m] MXN	3,208,858
MI10, 8.00%, 12/19/13	Mexico	1,177,700	[m] MXN	10,660,656
Government of Poland,
4.75%, 4/25/12	Poland	44,240,000	PLN	16,140,979
6.25%, 10/24/15	Poland	9,100,000	PLN	3,450,117
5.75%, 4/25/14 - 9/23/22	Poland	12,310,000	PLN	4,534,336
senior note, 6.375%, 7/15/19	Poland	4,000,000		4,567,660
Strip, 1/25/13	Poland	1,330,000	PLN	450,746
[e]Government of Russia, 144A, 7.50%, 3/31/30	Russia	5,398,465		6,362,496
Government of Sri Lanka,
A, 12.00%, 7/15/11	Sri Lanka	14,460,000	LKR	132,305
A, 6.90%, 8/01/12	Sri Lanka	1,900,000	LKR	17,245
A, 8.50%, 1/15/13	Sri Lanka	50,900,000	LKR	470,289
A, 13.50%, 2/01/13	Sri Lanka	59,500,000	LKR	589,283
A, 7.00%, 3/01/14	Sri Lanka	7,020,000	LKR	62,263
A, 11.25%, 7/15/14	Sri Lanka	176,100,000	LKR	1,733,704
A, 11.75%, 3/15/15	Sri Lanka	1,160,000	LKR	11,587
A, 6.50%, 7/15/15	Sri Lanka	14,920,000	LKR	126,104
A, 11.00%, 8/01/15	Sri Lanka	200,400,000	LKR	1,965,425
B, 6.60%, 6/01/14	Sri Lanka	7,100,000	LKR	62,047
Government of Sweden, 5.50%, 10/08/12	Sweden	95,865,000	SEK	15,788,313
Government of the Philippines, senior bond,
5.75%, 2/21/12	Philippines	19,830,000	PHP	463,832
5.25%, 1/07/13	Philippines	34,600,000	PHP	806,911
8.75%, 3/03/13	Philippines	55,690,000	PHP	1,370,456
[e]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	4,000,000		4,152,960
Government of Venezuela, 10.75%, 9/19/13	Venezuela	5,500,000		5,487,625
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	4,500,000		4,699,688
Korea Treasury Bond,
4.75%, 12/10/11	South Korea	18,681,350,000	KRW	17,612,965
5.25%, 9/10/12 - 3/10/13	South Korea	3,196,570,000	KRW	3,054,730
senior bond, 4.00%, 6/10/12	South Korea	31,013,880,000	KRW	29,186,616
senior bond, 4.25%, 12/10/12	South Korea	3,560,000,000	KRW	3,365,356
senior bond, 3.75%, 6/10/13	South Korea	393,000,000	KRW	368,652
[j]senior bond, 3.00%, 12/10/13	South Korea	2,110,200,000	KRW	1,942,639
New South Wales Treasury Corp.,
6.00%, 5/01/12	Australia	280,000	AUD	303,110
5.50%, 8/01/13	Australia	860,000	AUD	931,797
senior note, 5.50%, 3/01/17	Australia	3,540,000	AUD	3,836,324

FSI-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Nota Do Tesouro Nacional,
10.00%, 1/01/12	Brazil	6,910	[n] BRL	$4,373,882
10.00%, 1/01/14	Brazil	2,700	[n] BRL	1,634,336
10.00%, 1/01/17	Brazil	7,400	[n] BRL	4,289,633
[o]Index Linked, 6.00%, 5/15/15	Brazil	3,890	[n] BRL	5,001,555
Queensland Treasury Corp.,
6.00%, 8/14/13	Australia	600,000	AUD	657,841
6.00%, 9/14/17	Australia	1,200,000	AUD	1,334,564
senior note, 6.00%, 8/21/13	Australia	2,705,000	AUD	2,955,355
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	6,979,000	GBP	11,535,517
Western Australia Treasury Corp.,
5.50%, 7/17/12	Australia	9,065,000	AUD	9,782,744
8.00%, 6/15/13	Australia	1,000,000	AUD	1,133,028

Total Foreign Government and Agency Securities (Cost $267,242,138)				300,249,145

U.S. Government and Agency Securities 1.3%
U.S. Treasury Bond,
4.50%, 2/15/16 - 5/15/17	United States	4,000,000		4,526,016
7.875%, 2/15/21	United States	2,600,000		3,644,469
7.125%, 2/15/23	United States	1,980,000		2,680,116
U.S. Treasury Note,
2.375%, 3/31/16	United States	4,800,000		4,963,877
4.625%, 2/15/17	United States	600,000		684,094
4.75%, 8/15/17	United States	2,900,000		3,333,640

Total U.S. Government and Agency Securities (Cost $18,597,408)				19,832,212

Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.4%
Banks 1.4%
[e,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 1.937%, 11/15/15	United States	4,388,941		4,076,507
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000		754,219
[i]GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	2,405,000		2,616,418
[i]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.456%, 10/25/35	United States	2,191,348		1,608,319
[e,i]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.267%, 6/15/20	United States	6,654,404		6,034,247
Wells Fargo Mortgage Backed Securities Trust, [i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	2,312,053		2,245,248
2007-3, 3A1, 5.50%, 4/25/37	United States	3,348,910		3,488,571

				20,823,529

Diversified Financials 2.0%
[e,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.257%, 11/25/20	Cayman Islands	1,380,000		1,181,314
[e,i]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.273%, 8/01/16	Cayman Islands	5,361,142		5,182,992
[e,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.59%, 3/11/21	Cayman Islands	1,251,000		1,076,354
Citigroup Commercial Mortgage Trust, [e,i]144A, FRN, 0.257%, 4/15/22	United States	475,099		465,140
[i]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	1,700,000		1,676,891
2008-C7, A4, 6.099%, 12/10/49	United States	8,700,000		9,646,398
[i]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, AJ, FRN, 5.22%, 10/15/15	United States	1,150,000		1,086,761
[e,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.278%, 10/15/21	Cayman Islands	860,000		786,578
[e,i]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.674%, 7/26/21	Cayman Islands	960,000		884,371

FSI-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[e,i]Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.357%, 10/15/21	United States	756,195	$713,445
[e,i]Gleneagles CLO Ltd., 2005-1A, 144A, FRN, 0.673%, 11/01/17	Cayman Islands	1,000,000	855,030
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP2, AM, 4.78%, 7/15/42	United States	775,000	779,953
[e,i]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.747%, 12/21/17	United States	1,400,000	1,289,645
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	71,205	70,483
[e,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.498%, 8/01/22	Cayman Islands	4,729,178	4,394,589

			30,089,944

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $48,167,449)			50,913,473

Mortgage-Backed Securities 6.2%
[i]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.473%, 1/01/33	United States	90,356	94,737

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19	United States	1,314,981	1,402,220
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	1,538,348	1,663,330
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	392,949	426,352
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	15,127	16,561
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	5,001	5,400
FHLMC Gold 30 Year, 4.50%, 9/01/40 - 5/01/41	United States	9,555,328	9,888,449
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 5/01/41	United States	10,422,486	11,090,875
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36	United States	4,118,645	4,483,740
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/37	United States	4,029,265	4,447,298
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	286,643	324,609
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	71,066	82,529
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	2,103	2,460

			33,833,823

[i]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.441%, 12/01/34	United States	342,428	357,903
FNMA, 2.491%, 4/01/20	United States	64,925	65,719

			423,622

Federal National Mortgage Association (FNMA) Fixed Rate 3.6%
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	340,510	364,338
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	348,637	376,912
FNMA 15 Year, 5.50%, 11/01/13 - 11/01/18	United States	3,593,073	3,883,352
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	6,215	6,796
FNMA 15 Year, 7.00%, 5/01/12	United States	236	240
FNMA 30 Year, 4.50%, 4/01/39 - 5/01/41	United States	14,540,235	15,071,710
FNMA 30 Year, 5.00%, 4/01/34 - 11/01/40	United States	18,112,051	19,302,112
FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35	United States	2,342,377	2,549,413
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	9,091,708	10,021,344
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	1,639,951	1,860,817

			53,437,034

Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	1,110,658	1,211,106
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	1,174,550	1,300,133
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	6,776	7,732

FSI-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	96,923	$113,064
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	2,010	2,367
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	313,942	343,260
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	346,208	384,760
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	130,943	148,353
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	32,800	38,530

			3,549,305

Total Mortgage-Backed Securities (Cost $88,354,987)			91,338,521

Municipal Bonds 5.6%
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/01/50	United States	6,100,000	6,685,112
California State GO,
7.625%, 3/01/40	United States	2,400,000	2,765,304
5.25%, 11/01/40	United States	560,000	552,530
Refunding, 5.00%, 4/01/38	United States	10,000,000	9,614,400
Various Purpose, 6.00%, 4/01/38	United States	3,500,000	3,717,350
Various Purpose, 6.00%, 11/01/39	United States	160,000	170,432
Various Purpose, Refunding, 5.25%, 3/01/38	United States	2,335,000	2,311,697
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000	268,017
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	290,000	280,842
California State Public Works Board Lease Revenue, Various Capital Projects, Series I, 6.125%, 11/01/29	United States	1,405,000	1,485,914
Chicago Waterworks Revenue, second lien, Refunding, 5.25%, 11/01/38	United States	1,895,000	1,900,552
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/25	United States	2,500,000	1,089,525
8/01/26	United States	1,290,000	525,907
8/01/27	United States	1,720,000	657,986
8/01/29	United States	1,720,000	567,669
Cook County GO, Build America Bonds, Series D, 6.229%, 11/15/34	United States	3,200,000	3,222,880
Detroit School District GO, Qualified School Construction Bonds, 6.645%, 5/01/29	United States	8,000,000	8,078,240
Illinois State GO,
5.877%, 3/01/19	United States	3,575,000	3,678,210
Build America Bonds, 7.35%, 7/01/35	United States	4,600,000	4,895,412
Metropolitan Water District of Southern California Waterworks Revenue, Authorization, Series C, 4.75%, 7/01/36	United States	1,790,000	1,797,088
[e]New York City IDA, 144A, 11.00%, 3/01/29	United States	600,000	754,746
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Build America Bonds, Series CC, 6.282%, 6/15/42	United States	4,500,000	4,635,990
New York City Transitional Finance Authority Revenue, sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	United States	7,000,000	7,188,440
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,
8/01/27	United States	370,000	139,353
8/01/30	United States	370,000	110,885
8/01/32	United States	460,000	116,633
8/01/33	United States	245,000	57,215
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, 5.75%, 7/01/36	United States	900,000	885,924
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	6,180,000	6,188,096
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	1,510,000	1,510,015
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Series A, 5.00%, 1/01/38	United States	1,990,000	2,031,949

FSI-25

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount*		Value
Municipal Bonds (continued)
San Francisco City and County GO, Build America Bonds,
5.75%, 6/15/27	United States	1,700,000		$1,768,612
5.93%, 6/15/28	United States	1,520,000		1,589,206
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,
9/01/30	United States	895,000		303,888
3/01/31	United States	245,000		78,011
Sonoma County Pension Obligation Revenue, Series A, 6.00%, 12/01/29	United States	2,100,000		2,030,427

Total Municipal Bonds (Cost $80,022,651)				83,654,457

Total Investments before Short Term Investments (Cost $1,237,197,559)				1,304,283,326

Short Term Investments 12.2%
Foreign Government and Agency Securities 6.9%
[p]Bank of Negara Monetary Note, 7/19/11 - 3/29/12	Malaysia	35,120,000	MYR	11,479,252
[p]Egypt Treasury Bills, 7/12/11 - 2/21/12	Egypt	102,975,000	EGP	16,727,184
Government of Israel, 4.00%, 3/30/12	Israel	3,315,000	ILS	977,616
[p]Sweden Treasury Bills, 9/21/11	Sweden	70,190,000	SEK	11,053,825
[p]Israel Treasury Bills, 7/06/11 - 5/02/12	Israel	65,505,300	ILS	18,877,755
[p]Malaysia Treasury Bills, 7/08/11 - 3/23/12	Malaysia	2,080,000	MYR	680,715
[p]Norway Treasury Bills,
12/21/11	Norway	32,480,000	NOK	5,952,439
3/21/12	Norway	114,510,000	NOK	20,877,689
[p]Philippine Treasury Bills, 7/13/11 - 1/11/12	Philippines	18,290,000	PHP	418,153
[p]Sri Lanka Treasury Bills, 7/08/11 - 2/17/12	Sri Lanka	26,620,000	LKR	235,762
[p]United Kingdom Treasury Bills, 8/01/11 - 8/08/11	United Kingdom	1,389,000	GBP	2,228,105
United Kingdom Treasury Note,
9.00%, 7/12/11	United Kingdom	520,000	GBP	836,676
3.25%, 12/07/11	United Kingdom	4,968,000	GBP	8,069,219
[j]5.25%, 6/07/12	United Kingdom	1,800,000	GBP	3,011,522

Total Foreign Government and Agency Securities (Cost $101,738,733)				101,425,912

Total Investments before Money Market Funds (Cost $1,338,936,292)				1,405,709,238

		Shares
Money Market Funds (Cost $79,117,488) 5.3%
[a,q]Institutional Fiduciary Trust Money Market Portfolio	United States	79,117,488		79,117,488

Total Investments (Cost $1,418,053,780) 100.2%				1,484,826,726
Other Assets, less Liabilities (0.2)%				(3,122,342)

Net Assets 100.0%				$1,481,704,384

FSI-26

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2011, the aggregate value of these securities was $1,508,461, representing 0.10% of net assets.

cSee Note 1(e) regarding investment in FT Holdings Corporation III.

dAt June 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $262,599,604, representing 17.72% of net assets.

fPerpetual security with no stated maturity date.

gIncome may be received in additional securities and/or cash.

hSee Note 8 regarding defaulted securities.

iThe coupon rate shown represents the rate at period end.

jA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

kSee Note 1(g) regarding senior floating rate interests.

lThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

mPrincipal amount is stated in 100 Mexican Peso Units.

nPrincipal amount is stated in 1,000 Brazilian Real Units.

oRedemption price at maturity is adjusted for inflation. See Note 1(j).

pThe security is traded on a discount basis with no stated coupon rate.

qSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

FSI-27

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund

At June 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	1,485,071	1,870,595		7/07/11	$—	$(282,557)
Indian Rupee	JPHQ	Buy	192,280,000	4,000,000		7/14/11	297,024	—
Euro	DBAB	Sell	1,056,111	1,384,562		8/08/11	—	(145,232)
Chilean Peso	JPHQ	Buy	1,543,470,600	2,982,552		8/18/11	299,717	—
Japanese Yen	UBSW	Sell	32,055,000	377,220		8/18/11	—	(21,060)
Japanese Yen	DBAB	Sell	19,550,000	230,068		8/18/11	—	(12,839)
Japanese Yen	JPHQ	Sell	15,928,000	186,467		8/18/11	—	(11,437)
Chilean Peso	JPHQ	Buy	509,866,000	983,822		8/19/11	100,307	—
Japanese Yen	HSBC	Sell	15,854,000	186,546		8/19/11	—	(10,439)
Euro	BZWS	Sell	2,124,000	2,728,809		8/22/11	—	(346,476)
Euro	UBSW	Sell	1,750,000	2,253,510		8/22/11	—	(280,270)
Japanese Yen	BZWS	Sell	15,895,000	187,119		8/22/11	—	(10,379)
Japanese Yen	DBAB	Sell	15,915,000	187,588		8/22/11	—	(10,158)
Japanese Yen	MSCO	Sell	12,500,000	147,156		8/22/11	—	(8,159)
Euro	UBSW	Sell	1,750,000	2,249,835		8/23/11	—	(283,865)
Japanese Yen	FBCO	Sell	31,524,000	370,871		8/23/11	—	(20,823)
Japanese Yen	CITI	Sell	31,757,000	374,480		8/23/11	—	(20,109)
Japanese Yen	DBAB	Sell	15,708,000	185,538		8/23/11	—	(9,638)
Japanese Yen	JPHQ	Sell	31,689,000	373,471		8/24/11	—	(20,275)
Japanese Yen	BZWS	Sell	31,584,000	373,175		8/24/11	—	(19,267)
Euro	BZWS	Sell	2,785,000	3,524,418		8/25/11	—	(507,530)
Euro	DBAB	Sell	993,304	1,275,551		8/25/11	—	(162,491)
Japanese Yen	DBAB	Sell	660,099,000	7,771,673		8/25/11	—	(430,322)
Japanese Yen	BZWS	Sell	12,568,000	148,103		8/25/11	—	(8,060)
Japanese Yen	HSBC	Sell	100,248,000	1,199,235		8/26/11	—	(46,394)
Japanese Yen	UBSW	Sell	34,903,000	415,794		8/26/11	—	(17,892)
Japanese Yen	JPHQ	Sell	15,991,000	188,831		8/26/11	—	(9,865)
United States Dollar	UBSW	Buy	3,000,000	2,370,230	EUR	8/26/11	—	(431,361)
Japanese Yen	BZWS	Sell	37,600,000	446,588		8/30/11	—	(20,622)
Japanese Yen	JPHQ	Sell	15,743,000	185,561		9/01/11	—	(10,061)
Philippine Peso	DBAB	Buy	21,010,000	466,930		10/04/11	13,686	—
Philippine Peso	HSBC	Buy	16,853,000	373,963		10/04/11	11,560	—
Euro	UBSW	Sell	2,850,000	3,899,028		10/05/11	—	(222,186)
Philippine Peso	HSBC	Buy	25,126,000	561,375		10/05/11	13,355	—
Philippine Peso	DBAB	Buy	25,119,000	560,905		10/05/11	13,665	—
Philippine Peso	JPHQ	Buy	6,636,000	148,244		10/06/11	3,536	—
Euro	BZWS	Sell	2,749,000	3,825,508		10/07/11	—	(149,400)
Philippine Peso	DBAB	Buy	20,621,000	463,539		10/07/11	8,073	—
Philippine Peso	HSBC	Buy	16,532,000	372,771		10/11/11	5,211	—
Philippine Peso	CITI	Buy	8,254,000	186,624		10/11/11	2,092	—
Philippine Peso	JPHQ	Buy	8,232,000	185,828		10/11/11	2,385	—
Philippine Peso	DBAB	Buy	16,501,000	372,660		10/11/11	4,613	—
Philippine Peso	DBAB	Buy	4,913,000	111,492		10/12/11	829	—
Euro	DBAB	Sell	595,343	823,419		10/13/11	—	(37,250)
Philippine Peso	HSBC	Buy	8,192,000	184,525		10/13/11	2,745	—
Philippine Peso	JPHQ	Buy	18,311,000	413,201		10/13/11	5,392	—
Japanese Yen	DBAB	Sell	382,080,000	4,725,379		10/20/11	—	(24,279)
Philippine Peso	JPHQ	Buy	237,550,000	5,353,601		10/21/11	73,584	—
Japanese Yen	JPHQ	Sell	270,990,000	3,355,498		10/25/11	—	(13,368)
Euro	BZWS	Sell	1,993,000	2,780,235		10/26/11	—	(99,780)

FSI-28

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund

Forward Exchange Contracts (continued)
Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	UBSW	Sell	2,679,000	3,731,177	10/27/11	$—	$(140,028)
Japanese Yen	JPHQ	Sell	360,360,000	4,441,076	10/31/11	—	(39,086)
Euro	UBSW	Sell	1,480,440	2,005,404	11/17/11	—	(132,419)
Philippine Peso	JPHQ	Buy	191,280,000	4,322,712	11/25/11	35,942	—
Japanese Yen	BOFA	Sell	620,288,000	7,491,401	11/28/11	—	(222,525)
Euro	UBSW	Sell	3,920,000	5,143,236	12/01/11	—	(514,881)
Japanese Yen	BZWS	Sell	257,790,000	3,082,875	12/05/11	—	(123,242)
Euro	DBAB	Sell	3,210,000	4,245,546	12/08/11	—	(386,719)
Euro	DBAB	Sell	2,870,000	3,822,697	12/09/11	—	(318,791)
Euro	UBSW	Sell	3,400,000	4,491,128	12/12/11	—	(414,692)
Euro	DBAB	Sell	1,410,000	1,858,380	12/12/11	—	(176,093)
Japanese Yen	UBSW	Sell	351,760,000	4,208,159	12/12/11	—	(166,971)
Euro	CITI	Sell	3,868,000	5,157,398	12/15/11	—	(423,158)
Euro	DBAB	Sell	486,875	649,092	12/15/11	—	(53,347)
British Pound	DBAB	Sell	600,000	943,620	12/16/11	—	(17,316)
Euro	UBSW	Sell	2,137,312	2,847,413	12/19/11	—	(235,798)
Chilean Peso	DBAB	Buy	2,449,000,000	4,829,994	1/10/12	291,164	—
Indian Rupee	HSBC	Buy	139,650,000	2,922,159	1/10/12	101,080	—
Japanese Yen	HSBC	Sell	183,560,000	2,246,756	1/10/12	—	(37,132)
Euro	UBSW	Sell	3,940,000	5,100,035	1/11/12	—	(579,320)
Euro	DBAB	Sell	2,187,000	2,834,111	1/11/12	—	(318,363)
Euro	BZWS	Sell	1,691,484	2,188,781	1/11/12	—	(249,427)
Euro	JPHQ	Sell	1,802,953	2,331,669	1/13/12	—	(267,040)
Japanese Yen	BZWS	Sell	460,675,000	5,577,179	1/13/12	—	(154,867)
Philippine Peso	JPHQ	Buy	35,843,000	814,151	1/13/12	—	(174)
Philippine Peso	HSBC	Buy	5,750,000	130,732	1/17/12	—	(184)
Euro	BZWS	Sell	2,912,410	3,881,369	1/19/12	—	(315,615)
Japanese Yen	DBAB	Sell	271,680,000	3,293,490	1/19/12	—	(87,231)
Euro	DBAB	Sell	2,000,000	2,716,500	1/26/12	—	(164,953)
Euro	BZWS	Sell	1,007,118	1,357,595	1/26/12	—	(93,387)
Euro	DBAB	Sell	1,587,264	2,146,426	1/27/12	—	(140,311)
Euro	DBAB	Sell	3,014,151	4,103,767	2/02/12	—	(237,770)
Chilean Peso	BZWS	Buy	486,100,000	981,227	2/08/12	31,922	—
Chilean Peso	DBAB	Buy	725,000,000	1,472,081	2/08/12	38,993	—
Chilean Peso	JPHQ	Buy	482,900,000	976,049	2/08/12	30,431	—
Indian Rupee	HSBC	Buy	186,760,000	3,883,552	2/08/12	142,916	—
Chilean Peso	BZWS	Buy	1,001,200,000	2,020,789	2/09/12	65,716	—
Euro	UBSW	Sell	2,151,000	2,920,563	2/13/12	—	(176,548)
Euro	DBAB	Sell	1,250,438	1,690,529	2/14/12	—	(109,849)
Singapore Dollar	DBAB	Buy	1,158,000	905,912	2/24/12	37,716	—
Singapore Dollar	DBAB	Buy	722,000	566,230	2/27/12	22,122	—
Singapore Dollar	DBAB	Buy	723,000	566,295	2/29/12	22,879	—
Euro	UBSW	Sell	2,581,000	3,523,246	3/01/12	—	(190,858)
Japanese Yen	UBSW	Sell	95,700,000	1,177,209	3/01/12	—	(14,362)
Japanese Yen	JPHQ	Sell	85,800,000	1,055,610	3/01/12	—	(12,694)
Japanese Yen	HSBC	Sell	85,800,000	1,056,000	3/01/12	—	(12,304)
Euro	DBAB	Sell	1,500,000	2,101,800	3/15/12	—	(55,702)
Singapore Dollar	HSBC	Buy	1,113,000	872,284	3/19/12	34,805	—
Singapore Dollar	DBAB	Buy	973,400	763,050	3/19/12	30,266	—
Singapore Dollar	JPHQ	Buy	1,394,000	1,089,999	3/19/12	46,104	—
Singapore Dollar	HSBC	Buy	837,000	653,676	3/21/12	28,483	—

FSI-29

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund

Forward Exchange Contracts (continued)
Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Singapore Dollar	DBAB	Buy	1,048,000	817,536	3/21/12	$36,588	$—
Euro	DBAB	Sell	714,000	999,343	4/05/12	—	(26,887)
British Pound	DBAB	Sell	1,089,000	1,762,547	4/11/12	21,293	—
Indian Rupee	DBAB	Buy	20,841,000	444,845	4/11/12	682	—
Indian Rupee	DBAB	Buy	44,691,000	957,391	4/13/12	—	(2,230)
Chilean Peso	MSCO	Buy	116,230,000	236,120	4/16/12	4,271	—
Indian Rupee	JPHQ	Buy	30,019,000	641,432	4/16/12	—	(70)
Indian Rupee	JPHQ	Buy	29,466,000	625,871	4/18/12	3,532	—
Euro	DBAB	Sell	1,888,220	2,692,035	4/19/12	—	(20,571)
Indian Rupee	DBAB	Buy	10,360,000	219,352	4/19/12	1,915	—
Indian Rupee	JPHQ	Buy	14,719,000	312,373	4/19/12	1,994	—
Chilean Peso	MSCO	Buy	104,150,000	210,404	4/20/12	4,904	—
Euro	DBAB	Sell	1,001,008	1,416,527	4/23/12	—	(21,315)
Indian Rupee	DBAB	Buy	20,931,000	444,489	4/26/12	2,194	—
Singapore Dollar	DBAB	Buy	6,168,500	5,000,000	4/26/12	28,248	—
Chilean Peso	JPHQ	Buy	234,301,000	475,159	4/27/12	8,824	—
Indian Rupee	JPHQ	Buy	17,801,000	377,540	4/27/12	2,304	—
Chilean Peso	CITI	Buy	377,668,000	776,296	4/30/12	3,567	—
Indian Rupee	JPHQ	Buy	14,829,000	314,841	4/30/12	1,477	—
Chilean Peso	DBAB	Buy	1,554,000,000	3,233,458	5/04/12	—	(25,995)
Euro	DBAB	Sell	180,000	264,204	5/04/12	5,752	—
Philippine Peso	JPHQ	Buy	91,360,000	2,135,228	5/04/12	—	(74,778)
British Pound	DBAB	Sell	913,406	1,489,364	5/10/12	29,557	—
Euro	DBAB	Sell	600,000	844,476	5/10/12	—	(16,849)
Singapore Dollar	DBAB	Buy	3,707,640	3,000,000	5/10/12	22,481	—
Euro	DBAB	Sell	429,000	605,386	5/11/12	—	(10,440)
British Pound	DBAB	Sell	2,287,500	3,700,489	5/17/12	45,015	—
Indian Rupee	DBAB	Buy	28,359,000	594,279	6/01/12	8,441	—
Indian Rupee	HSBC	Buy	32,771,000	694,154	6/04/12	2,097	—
Euro	DBAB	Sell	1,053,792	1,505,279	6/06/12	—	(6,061)
Singapore Dollar	JPHQ	Buy	4,945,200	4,000,000	6/06/12	31,862	—
Euro	DBAB	Sell	2,000,000	2,831,300	6/07/12	—	(36,982)
Indian Rupee	DBAB	Buy	20,889,000	440,510	6/07/12	3,145	—
Indian Rupee	HSBC	Buy	5,576,000	118,412	6/08/12	2	—
Euro	DBAB	Sell	937,500	1,350,563	6/11/12	6,243	—
Indian Rupee	DBAB	Buy	5,655,000	120,038	6/11/12	12	—
Indian Rupee	HSBC	Buy	14,080,000	298,938	6/13/12	—	(101)
Indian Rupee	DBAB	Buy	14,156,000	299,852	6/18/12	427	—
Indian Rupee	DBAB	Buy	12,894,000	272,083	6/20/12	1,364	—
Euro	DBAB	Sell	242,890	340,313	6/27/12	—	(7,782)
Euro	UBSW	Sell	4,274,000	5,999,841	6/29/12	—	(124,982)

Unrealized appreciation (depreciation)						2,096,504	(10,662,044)

Net unrealized appreciation (depreciation)							$(8,565,540)

*In	U.S. dollars unless otherwise indicated.

FSI-30

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin Strategic Income Securities Fund

At June 30, 2011, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
Description	Counter- party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]
Traded Index
CDX.NA.HY.16	CITI	9,000,000	5.00%	6/20/16	$56,250	$85,050	$—	$141,300	Non Investment Grade
CDX.NA.HY.16	FBCO	11,000,000	5.00%	6/20/16	68,750	103,950	—	172,700	Non Investment Grade
LCDX.NA.16	BZWS	16,000,000	2.50%	6/20/16	19,559	—	(384,448)	(364,889)	Non Investment Grade
LCDX.NA.16	FBCO	2,000,000	2.50%	6/20/16	3,667	—	(49,278)	(45,611)	Non Investment Grade
LCDX.NA.16	GSCO	7,000,000	2.50%	6/20/16	—	—	(159,639)	(159,639)	Non Investment Grade

Unrealized appreciation (depreciation)						189,000	(593,365)

Net unrealized appreciation (depreciation)							$(404,365)

aPositions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$280,000
CITI	255,000
GSCO	110,000

Total collateral for credit default swaps	$645,000

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy for traded index swaps.

See Abbreviations on page FSI-46.

The accompanying notes are an integral part of these financial statements.

FSI-31

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Strategic Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,338,936,292
Cost - Sweep Money Fund (Note 7)	79,117,488

Total cost of investments	$1,418,053,780

Value - Unaffiliated issuers	$1,405,709,238
Value - Sweep Money Fund (Note 7)	79,117,488

Total value of investments	1,484,826,726
Cash	1,258,850
Foreign currency, at value (cost $136,534)	137,097
Receivables:
Investment securities sold	8,868,141
Capital shares sold	913,960
Interest	17,468,405
Due from brokers	645,000
Swaps (premiums paid $148,750)	148,226
Unrealized appreciation on forward exchange contracts	2,096,504
Unrealized appreciation on swap contracts	189,000
Other assets	380

Total assets	1,516,552,289

Liabilities:
Payables:
Investment securities purchased	19,048,572
Capital shares redeemed	2,811,301
Affiliates	817,528
Due to brokers	468,865
Unrealized depreciation on forward exchange contracts	10,662,044
Unrealized depreciation on swap contracts	593,365
Unrealized depreciation on unfunded loan commitments (Note 9)	3,519
Accrued expenses and other liabilities	442,711

Total liabilities	34,847,905

Net assets, at value	$1,481,704,384

Net assets consist of:
Paid-in capital	$1,378,340,985
Undistributed net investment income	35,183,760
Net unrealized appreciation (depreciation)	57,880,688
Accumulated net realized gain (loss)	10,298,951

Net assets, at value	$1,481,704,384

The accompanying notes are an integral part of these financial statements.

FSI-32

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Franklin Strategic Income Securities Fund
Class 1:
Net assets, at value	$1,155,500,248

Shares outstanding	90,691,027

Net asset value and maximum offering price per share	$12.74

Class 2:
Net assets, at value	$124,462,585

Shares outstanding	9,983,225

Net asset value and maximum offering price per share	$12.47

Class 4:
Net assets, at value	$201,741,551

Shares outstanding	15,952,312

Net asset value and maximum offering price per share	$12.65

The accompanying notes are an integral part of these financial statements.

FSI-33

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Strategic Income Securities Fund
Investment income:
Dividends	$14,070
Interest	44,731,828

Total investment income	44,745,898

Expenses:
Management fees (Note 3a)	2,493,284
Administrative fees (Note 3b)	1,468,215
Distribution fees: (Note 3c)
Class 2	137,845
Class 4	335,766
Unaffiliated transfer agent fees	642
Custodian fees (Note 4)	145,223
Reports to shareholders	75,864
Professional fees	53,954
Trustees’ fees and expenses	3,218
Other	40,025

Total expenses	4,754,036

Net investment income	39,991,862

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	28,574,453
Foreign currency transactions	1,009,615
Swap contracts	365,497

Net realized gain (loss)	29,949,565

Net change in unrealized appreciation (depreciation) on:
Investments	1,337,192
Translation of other assets and liabilities denominated in foreign currencies	(9,175,063)

Net change in unrealized appreciation (depreciation)	(7,837,871)

Net realized and unrealized gain (loss)	22,111,694

Net increase (decrease) in net assets resulting from operations	$62,103,556

The accompanying notes are an integral part of these financial statements.

FSI-34

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Strategic Income Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$39,991,862	$82,801,087
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	29,949,565	57,948,653
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(7,837,871)	13,730,001

Net increase (decrease) in net assets resulting from operations	62,103,556	154,479,741

Distributions to shareholders from and net foreign currency gains:
Net investment income:
Class 1	(69,631,166)	(57,255,268)
Class 2	(7,304,903)	(3,841,288)
Class 4	(11,235,444)	(8,302,315)

Total distributions to shareholders	(88,171,513)	(69,398,871)

Capital share transactions: (Note 2)
Class 1	(19,836,628)	(48,613,654)
Class 2	25,958,532	28,343,361
Class 4	16,975,927	16,237,324

Total capital share transactions	23,097,831	(4,032,969)

Net increase (decrease) in net assets	(2,980,126)	81,047,901
Net assets:
Beginning of period	1,484,674,510	1,403,626,609

End of period	$1,481,704,384	$1,484,674,510

Undistributed net investment income included in net assets:
End of period	$35,183,760	$83,363,411

The accompanying notes are an integral part of these financial statements.

FSI-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Strategic Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2011, 92.71% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

FSI-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default

FSI-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

e. FT HOLDINGS CORPORATION III

The Fund invests in certain securities through its investment in FT Holdings Corporation III, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the Fund. At June 30, 2011, all Subsidiary investments as well as any other assets and liabilities are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended June 30, 2011, have been included in the Fund’s Statement of Operations.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

FSI-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Income Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FSI-39

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,226,775	$16,272,518	4,513,968	$56,940,927
Shares issued in reinvestment of distributions	5,474,148	69,631,166	4,747,535	57,255,268
Shares redeemed	(7,990,687)	(105,740,312)	(12,820,410)	(162,809,849)

Net increase (decrease)	(1,289,764)	$(19,836,628)	(3,558,907)	$(48,613,654)

Class 2 Shares:
Shares sold	2,255,130	$29,332,186	3,451,058	$42,785,482
Shares issued in reinvestment of distributions	586,739	7,304,903	324,982	3,841,288
Shares redeemed	(823,350)	(10,678,557)	(1,474,432)	(18,283,409)

Net increase (decrease)	2,018,519	$25,958,532	2,301,608	$28,343,361

Class 4 Shares:
Shares sold	1,423,879	$18,428,624	2,251,182	$28,170,784
Shares issued on reinvestment of distributions	889,584	11,235,444	693,015	8,302,315
Shares redeemed	(966,811)	(12,688,141)	(1,626,043)	(20,235,775)

Net increase (decrease)	1,346,652	$16,975,927	1,318,154	$16,237,324

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.425%	Up to and including $500 million
0.325%	Over $500 million, up to and including $1 billion
0.280%	Over $1 billion, up to and including $1.5 billion
0.235%	Over $1.5 billion, up to and including $6.5 billion
0.215%	Over $6.5 billion, up to and including $11.5 billion
0.200%	Over $11.5 billion, up to and including $16.5 billion
0.190%	Over $16.5 billion, up to and including $19 billion
0.180%	Over $19 billion, up to and including $21.5 billion
0.170%	In excess of $21.5 billion

FSI-40

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively.

e. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the Fund had tax basis capital losses of $19,427,750 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,421,370,261

Unrealized appreciation	$80,529,591
Unrealized depreciation	(17,073,126)

Net unrealized appreciation (depreciation)	$63,456,465

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles, non-deductible expenses and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.

FSI-41

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $468,898,927 and $585,691,196, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2011, the Fund had 54.49% of its portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2011, the aggregate value of these securities represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2011, unfunded commitments were as follows:

Borrower	Unfunded Commitment
EnviroSolutions Real Property Holdings Inc., Revolver, FRN, 6.50%, 7/29/13	$703,908

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

10. OTHER DERIVATIVE INFORMATION

At June 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$2,096,504	Unrealized depreciation on forward exchange contracts	$10,662,044
Credit contracts	Unrealized appreciation on swap contracts	189,000	Unrealized depreciation on swap contracts	593,365

FSI-42

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$428,265	$(9,052,183)
Credit contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	365,497	(404,365)

For the period ended June 30, 2011, the average month end market value of derivatives represented 0.80% of average month end net assets. The average month end number of open derivative contracts for the period was 151.

See Note 1(d) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

FSI-43

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

12. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]
Consumer Durables & Apparel	$—	$—	$115,253	$115,253
Media	505,763	5,436,437	—	5,942,200
Other Equity Investments[b]	2,834,745	—	—	2,834,745
Convertible Bonds	—	3,980,400	—	3,980,400
Corporate Bonds	—	511,882,201	—	511,882,201
Senior Floating Rate Interests	—	232,822,153	718,566	233,540,719
Foreign Government and Agency Securities	—	300,249,145	—	300,249,145
U.S. Government and Agency Securities	—	19,832,212	—	19,832,212
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	50,913,473	—	50,913,473
Mortgage-Backed Securities	—	91,338,521	—	91,338,521
Municipal Bonds	—	83,654,457	—	83,654,457
Short Term Investments	79,117,488	101,425,912	—	180,543,400

Total Investments in Securities	$82,457,996	$1,401,534,911	$833,819	$1,484,826,726

Forward Exchange Contracts	—	2,096,504	—	2,096,504
Swaps	—	189,000	—	189,000
Liabilities:
Swaps	—	593,365	—	593,365
Forward Exchange Contracts	—	10,662,044	—	10,662,044
Unfunded Loan Commitments	—	3,519	—	3,519

aIncludes common, preferred and convertible preferred stock.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

FSI-44

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

12. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets
Investments in Securities:
Equity Investments:[b]
Consumer Services	$1,901,449	$—	$—	$—	$(1,901,449)	$—	$—	$—	$—	$—
Consumer Durables & Apparel	—[c]	—	—	—	—	—	—	115,253	115,253	115,253
Senior Floating Rate Interests	835,411	38,254	(155,892)	—	—	—	35,823	(35,030)	718,566	(179,642)

Total	$2,736,860	$38,254	$(155,892)	$—	$(1,901,449)	$—	$35,823	$80,223	$833,819	$(64,389)

aThe investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.

bIncludes common and preferred stocks as well as other equity investments.

cIncludes securities determined to have no value.

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FSI-45

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

BOFA - Bank of America Corp.	AUD - Australian Dollar	AGMC - Assured Guaranty Municipal Corp.
BZWS - Barclays Bank PLC	BRL - Brazilian Real	CDO - Collateralized Debt Obligation
CITI - Citigroup, Inc.	EGP - Egyptian Pound	CLO - Collateralized Loan Obligation
DBAB - Deutsche Bank AG	EUR - Euro	FGIC - Financial Guaranty Insurance Co.
FBCO - Credit Suisse Group AG	GBP - British Pound	FICO - Financing Corp.
GSCO - The Goldman Sachs Group, Inc.	HUF - Hungarian Forint	FRN - Floating Rate Note
HSBC - HSBC Bank USA, NA	IDR - Indonesian Rupiah	GO - General Obligation
JPHQ - JP Morgan Chase & Co.	ILS - New Israeli Shekel	ID - Improvement District
MSCO - Morgan Stanley	KRW - South Korean Won	IDA - Industrial Development Authority/Agency
UBSW - UBS AG	LKR - Sri Lankan Rupee	L/C - Letter of Credit
	MXN - Mexican Peso	NATL - National Public Financial Guarantee Corp.
	MYR - Malaysian Ringgit	NATL RE - National Public Financial Guarantee
	NOK - Norwegian Krone	Corp. Reinsured
	PHP - Philippine Peso	PIK - Payment-In-Kind
	PLN - Polish Zloty	SBA - Small Business Administration
	SEK - Swedish Krona	SF - Single Family
USD - Unified/Union School District

FSI-46

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

We are pleased to bring you Franklin Templeton VIP Founding Funds Allocation Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin Templeton VIP Founding Funds Allocation Fund – Class 1 delivered a +6.61% total return* for the six-month period ended 6/30/11.

*The administrator has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain nonroutine expenses), until 4/30/12. If the administrator had not waived fees, the Fund’s total returns would have been lower.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FFA-1

Fund Goals and Main Investments: Franklin Templeton VIP Founding Funds Allocation Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed the Standard & Poor’s 500 Index’s (S&P 500’s) +6.02% total return and the MSCI World Index’s +5.62% total return for the same period.1

Economic and Market Overview

The global economy expanded despite geopolitical and inflationary pressures during the six-month period ended June 30, 2011. In the U.S., business activity increased and consumer spending stayed above pre-recession levels. The U.S. was a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with persistent unemployment, housing market weakness and massive debt. During the period, signs emerged of a global economic slowdown. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world’s largest economy, and manufacturing slowed in most major regions of the world. Japan’s earthquake, an early surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Some monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Federal Reserve Board (Fed) maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth. This move deviated from many other central banks around the world that raised interest rates to dampen inflation pressures.

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund may be subject to those same risks. Investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Because the underlying funds invest in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Underlying funds may use certain derivative instruments that may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. These and other risks are described more fully in the Fund’s and underlying funds’ prospectuses.

FFA-2

Continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported equities. Global stock markets made gains in the first half of 2011, though the positive momentum from the previous year waned as investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. The dollar declined during the period against most currencies, however, broadly reflecting divergent interest rate and/or economic growth expectations.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Class 1 shares of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations seeking to maintain equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among the underlying funds and their investments in domestic and foreign equities, fixed income securities, and short-term investments and other net assets.

During the period under review, Franklin Income Securities Fund – Class 1 underperformed the S&P 500, and Mutual Shares Securities Fund – Class 1 performed comparably to the S&P 500. Templeton Growth Securities Fund – Class 1 outperformed the MSCI World Index.

Thank you for your participation in Franklin Templeton VIP Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI.

FFA-3

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 1

FFA-4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11	Fund-Level Expenses Incurred During Period** 1/1/11–6/30/11
Actual	$1,000	$1,066.10	$0.51	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.50	$3.84

*Expenses are calculated using the most recent six-month annualized expense ratio excluding expenses of the underlying funds, net of expense waivers, for the Fund’s Class 1 shares (0.10%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month annualized expense ratio including expenses of the underlying funds, net of expense waivers, for the Fund’s Class 1 shares (0.77%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FFA-5

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31,
Class 1			2010	2009	2008	2007[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.73		$7.15	$5.61	$9.33	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.19		0.24	0.26	0.28	(0.19)
Net realized and unrealized gains (losses)	0.32		0.52	1.46	(3.64)	(0.48)

Total from investment operations	0.51		0.76	1.72	(3.36)	(0.67)

Less distributions from:
Net investment income	—	[e]	(0.18)	(0.18)	(0.19)	—
Net realized gains	—		— [e]	—	(0.17)	—

Total distributions	—	[e]	(0.18)	(0.18)	(0.36)	—

Net asset value, end of period	$8.24		$7.73	$7.15	$5.61	$9.33

Total return[f]	6.61%		10.64%	30.47%	(35.75)%	(6.70)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.11%		0.11%	0.12%	0.13%	0.41%
Expenses net of waiver and payments by affiliates[h]	0.10%		0.10%	0.10%	0.13%	0.41%
Net investment income (loss)[d]	4.97%		3.04%	4.16%	3.81%	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$512		$437	$629	$339	$466
Portfolio turnover rate	0.36%		17.81%	4.23%	22.09%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2011.

The accompanying notes are an integral part of these financial statements.

FFA-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31,
Class 2			2010	2009	2008	2007[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.71		$7.14	$5.61	$9.31	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.18		0.21	0.26	0.27	(0.03)
Net realized and unrealized gains (losses)	0.32		0.52	1.44	(3.63)	(0.66)

Total from investment operations	0.50		0.73	1.70	(3.36)	(0.69)

Less distributions from:
Net investment income	—	[e]	(0.16)	(0.17)	(0.17)	—
Net realized gains	—		— [e]	—	(0.17)	—

Total distributions	—	[e]	(0.16)	(0.17)	(0.34)	—

Net asset value, end of period	$8.21		$7.71	$7.14	$5.61	$9.31

Total return[f]	6.50%		10.25%	30.25%	(35.87)%	(6.90)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.36%		0.36%	0.37%	0.38%	0.66%
Expenses net of waiver and payments by affiliates[h]	0.35%		0.35%	0.35%	0.38%	0.66%
Net investment income (loss)[d]	4.72%		2.79%	3.91%	3.56%	(0.66)%

Supplemental data
Net assets, end of period (000’s)	$503,189		$488,057	$474,176	$338,320	$131,710
Portfolio turnover rate	0.36%		17.81%	4.23%	22.09%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2011.

The accompanying notes are an integral part of these financial statements.

FFA-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31,
Class 4			2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.71		$7.14	$5.62	$8.65

Income from investment operations[b]:
Net investment income[c,d]	0.19		0.19	0.23	0.19
Net realized and unrealized gains (losses)	0.30		0.54	1.46	(2.87)

Total from investment operations	0.49		0.73	1.69	(2.68)

Less distributions from:
Net investment income	—	[e]	(0.16)	(0.17)	(0.18)
Net realized gains	—		— [e]	—	(0.17)

Total distributions	—	[e]	(0.16)	(0.17)	(0.35)

Net asset value, end of period	$8.20		$7.71	$7.14	$5.62

Total return[f]	6.37%		10.24%	30.06%	(30.81)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.46%		0.46%	0.47%	0.48%
Expenses net of waiver and payments by affiliates[h]	0.45%		0.45%	0.45%	0.48%
Net investment income[d]	4.62%		2.69%	3.81%	3.46%

Supplemental data
Net assets, end of period (000’s)	$3,834,125		$3,036,272	$1,424,479	$263,001
Portfolio turnover rate	0.36%		17.81%	4.23%	22.09%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.67% for the period ended June 30, 2011.

The accompanying notes are an integral part of these financial statements.

FFA-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.1%
Mutual Shares Securities Fund, Class 1	84,153,255	$1,438,179,133

Domestic Hybrid 33.0%
Franklin Income Securities Fund, Class 1	94,870,849	1,431,601,108

Foreign Equity 33.5%
Templeton Growth Securities Fund, Class 1	121,340,450	1,452,445,188

Total Investments in Underlying Funds (Cost $3,746,382,744) 99.6%		4,322,225,429
Other Assets, less Liabilities 0.4%		15,600,803

Net Assets 100.0%		$4,337,826,232

aSee Note 6 regarding investments in Underlying Funds.

FFA-9

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Assets:
Investments in Underlying Funds: (Note 6)
Cost	$3,746,382,744

Value	$4,322,225,429
Cash	15,208,801
Receivables:
Investment securities sold	320,372
Capital shares sold	3,140,291
Other assets	901

Total assets	4,340,895,794

Liabilities:
Payables:
Capital shares redeemed	293,966
Affiliates	2,740,614
Accrued expenses and other liabilities	34,982

Total liabilities	3,069,562

Net assets, at value	$4,337,826,232

Net assets consist of:
Paid-in capital	$3,849,672,067
Undistributed net investment income	92,910,956
Net unrealized appreciation (depreciation)	575,842,685
Accumulated net realized gain (loss)	(180,599,476)

Net assets, at value	$4,337,826,232

Class 1:
Net assets, at value	$512,342

Shares outstanding	62,159

Net asset value and maximum offering price per share	$8.24

Class 2:
Net assets, at value	$503,189,210

Shares outstanding	61,263,167

Net asset value and maximum offering price per share	$8.21

Class 4:
Net assets, at value	$3,834,124,680

Shares outstanding	467,315,466

Net asset value and maximum offering price per share	$8.20

The accompanying notes are an integral part of these financial statements.

FFA-10

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$101,711,002

Expenses:
Administrative fees (Note 3a)	2,004,517
Distribution fees: (Note 3b)
Class 2	626,660
Class 4	6,146,331
Unaffiliated transfer agent fees	1,395
Reports to shareholders	107,610
Professional fees	25,505
Trustees’ fees and expenses	5,138
Other	24,633

Total expenses	8,941,789
Expenses waived/paid by affiliates (Note 3d)	(164,280)

Net expenses	8,777,509

Net investment income	92,933,493

Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds (Note 6)	(204,661)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	143,750,828

Net realized and unrealized gain (loss)	143,546,167

Net increase (decrease) in net assets resulting from operations	$236,479,660

The accompanying notes are an integral part of these financial statements.

FFA-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton VIP Founding Funds Allocation Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$92,933,493	$69,934,841
Net realized gain (loss) from Underlying Funds	(204,661)	(102,829,602)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	143,750,828	305,671,809

Net increase (decrease) in net assets resulting from operations	236,479,660	272,777,048

Distributions to shareholders from:
Net investment income:
Class 1	(68)	(19,195)
Class 2	(73,496)	(9,975,426)
Class 4	(555,926)	(59,699,243)
Net realized gains:
Class 1	—	(64)
Class 2	—	(37,379)
Class 4	—	(225,645)

Total distributions to shareholders	(629,490)	(69,956,952)

Capital share transactions: (Note 2)
Class 1	46,268	(249,343)
Class 2	(16,361,229)	(22,011,518)
Class 4	593,525,176	1,444,922,739

Total capital share transactions	577,210,215	1,422,661,878

Net increase (decrease) in net assets	813,060,385	1,625,481,974
Net assets:
Beginning of period	3,524,765,847	1,899,283,873

End of period	$4,337,826,232	$3,524,765,847

Undistributed net investment income included in net assets:
End of period	$92,910,956	$606,953

The accompanying notes are an integral part of these financial statements.

FFA-12

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin Templeton VIP Founding Funds Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund invests primarily in other funds of the Trust (Underlying Funds). Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

FFA-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,288	$59,401	28,887	$212,938
Shares issued in reinvestment of distributions	9	68	2,512	19,259
Shares redeemed	(1,636)	(13,201)	(62,828)	(481,540)

Net increase (decrease)	5,661	$46,268	(31,429)	$(249,343)

Class 2 Shares:
Shares sold	3,166,531	$25,484,468	5,965,854	$43,444,607
Shares issued in reinvestment of distributions	9,187	73,496	1,309,697	10,012,805
Shares redeemed	(5,174,745)	(41,919,193)	(10,412,128)	(75,468,930)

Net increase (decrease)	(1,999,027)	$(16,361,229)	(3,136,577)	$(22,011,518)

Class 4 Shares:
Shares sold	82,932,605	$669,289,405	260,520,140	$1,895,056,899
Shares issued on reinvestment of distributions	69,578	555,926	7,836,782	59,924,888
Shares redeemed	(9,485,700)	(76,320,155)	(73,968,871)	(510,059,048)

Net increase (decrease)	73,516,483	$593,525,176	194,388,051	$1,444,922,739

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FFA-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.10% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of administrative fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012.

4. INCOME TAXES

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,926,991,090

Unrealized appreciation	$395,234,339
Unrealized depreciation	—

Net unrealized appreciation (depreciation)	$395,234,339

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2011, aggregated $697,711,001 and $14,310,540, respectively.

FFA-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

6. INVESTMENTS IN UNDERLYING FUNDS

The Fund invests primarily in the Underlying Funds which are managed by affiliates of the Fund’s administrative manager, FT Services. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the period ended June 30, 2011, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Income Securities Fund, Class 1	77,056,138	18,241,551	426,840	94,870,849	$1,431,601,108	$80,509,469	$(116,046)	16.40%
Mutual Shares Securities Fund, Class 1	72,027,638	12,288,839	163,222	84,153,255	1,438,179,133	—	(5,702)	23.58%
Templeton Growth Securities Fund, Class 1	104,073,430	17,671,638	404,618	121,340,450	1,452,445,188	21,201,533	(82,913)	44.31%

Total					$4,322,225,429	$101,711,002	$(204,661)

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

FFA-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

8. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2011, all of the Fund’s investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure except for the following:

Subsequent to June 30, 2011, the Fund received net redemptions representing approximately 19% of the Fund’s outstanding shares as of June 30, 2011.

FFA-17

FRANKLIN U.S. GOVERNMENT FUND

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Franklin U.S. Government Fund – Class 1 delivered a +2.55% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin U.S. Government Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FUS-1

Fund Goal and Main Investments: Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund outperformed the Barclays Capital U.S. Government: Intermediate Index’s +2.10% total return1 but underperformed the Lipper VIP General U.S. Government Funds Classification Average’s +3.19% total return.2

Economic and Market Overview

As consumer spending rose during the six-month reporting period, the U.S. economy expanded, although the pace of growth slowed. The Federal Reserve Board (Fed) announced in November it intended to buy $600 billion of longer term Treasury securities by the end of the second quarter of 2011. It sought to promote a stronger recovery and help maintain inflation levels the Fed believed were consistent with its dual mandate to foster maximum employment and price stability. Despite the Fed’s actions, the economic recovery stalled. U.S. home prices fell sharply during the first quarter of 2011, and unemployment remained stubbornly high. After showing solid improvement during the year, manufacturing activity weakened partly because of auto supply-chain disruptions following Japan’s natural disasters.

Geopolitical instability in North Africa and the Middle East drove up oil prices for most of the period. However, investor concerns over weak economic data caused crude oil prices to drop from their six-month high of $114 per barrel on April 29 to $95 at period-end. Storms and droughts in several states reduced crop yields, pushing up grain prices. As oil and food prices rose, the pace of inflation accelerated during the period.

Despite turmoil in North Africa and the Middle East, the multiple crises triggered by Japan’s earthquake and headwinds facing the U.S. economy, generally favorable economic improvements and positive corporate earnings reports gave investors confidence. While equity and fixed income markets performed well overall for the six months under review, investors reacted to reports on the Greek debt crisis by seeking the

1. Source: © 2011 Morningstar.

2. Source: Lipper, Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Interest rate movements and mortgage prepayment rates may impact the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund’s portfolio adjust to a rise in interest rates, the Fund’s share price may decline. U.S. government securities owned by the Fund, but not shares of the Fund, may be guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

FUS-2

perceived safe haven of U.S. Treasuries. At period-end, the Greek government approved an austerity bill to secure a bailout loan from international creditors, which helped relieve investor anxiety.

Investment Strategy

Using our straightforward investment approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive investment opportunities.

Manager’s Discussion

Mortgages performed fairly well during the period. Overall performance was driven by slower prepayments and investor expectations for continued prepayment rate moderation. Although prepayment risk remained heightened, actual prepayment levels were constrained and generally slowed due to the associated cost of refinancing, loss of home equity, tighter underwriting standards and declining home prices.

Ginnie Mae (GNMA) mortgage-backed securities (MBS) remained relatively attractive in this environment as the GNMA current coupon yielded 3.83% at period-end, an income opportunity over both 5- and 10-year Treasuries, which yielded 1.76% and 3.18%.

During the period, Ginnie Mae MBS outperformed their conventional Freddie Mac MBS and Fannie Mae MBS counterparts and outperformed comparable duration, high credit-quality U.S. Treasuries. Within the sector, 5.0% and 5.5% GNMAs were the best performers and outperformed their lower-coupon 4.0% counterparts.

Franklin U.S. Government Fund takes a consistent and disciplined approach and invests significantly in GNMA mortgage pass-throughs, which remain the only MBS backed by the full faith and credit of the U.S. government.3 The Fund took a collateral intensive research approach to uncover opportunities across the GNMA and agency MBS universe. We believe our experience and continual investment in new technologies can help us identify specified pools and individual securities that offer strong cash flow fundamentals and valuations.

3. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FUS-3

Thank you for your participation in Franklin U.S. Government Fund. We look forward to serving your future investment needs

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FUS-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin U.S. Government Fund – Class 1

FUS-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,025.50	$2.56
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.51%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FUS-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin U.S. Government Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008		2007		2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.34	$13.08	$13.19	$12.89		$12.69		$12.75

Income from investment operations[a]:
Net investment income[b]	0.21	0.46	0.51	0.58		0.61		0.59
Net realized and unrealized gains (losses)	0.13	0.26	(0.08)	0.39		0.22		(0.07)

Total from investment operations	0.34	0.72	0.43	0.97		0.83		0.52

Less distributions from net investment income	(0.45)	(0.46)	(0.54)	(0.67)		(0.63)		(0.58)

Net asset value, end of period	$13.23	$13.34	$13.08	$13.19		$12.89		$12.69

Total return[c]	2.55%	5.56%	3.34%	7.91%		6.85%		4.31%
Ratios to average net assets[d]
Expenses	0.51%	0.52%	0.53%	0.53%	[e]	0.53%	[e]	0.54% [e]
Net investment income	3.22%	3.47%	3.91%	4.54%		4.83%		4.67%

Supplemental data
Net assets, end of period (000’s)	$150,032	$157,551	$162,524	$173,018		$167,700		$187,867
Portfolio turnover rate	13.93%	51.04%	27.51%	17.06%		27.50%		23.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FUS-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008		2007		2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.11	$12.87	$12.99	$12.71		$12.52		$12.59

Income from investment operations[a]:
Net investment income[b]	0.19	0.42	0.47	0.54		0.57		0.55
Net realized and unrealized gains (losses)	0.13	0.25	(0.08)	0.38		0.22		(0.07)

Total from investment operations	0.32	0.67	0.39	0.92		0.79		0.48

Less distributions from net investment income	(0.42)	(0.43)	(0.51)	(0.64)		(0.60)		(0.55)

Net asset value, end of period	$13.01	$13.11	$12.87	$12.99		$12.71		$12.52

Total return[c]	2.45%	5.28%	3.09%	7.59%		6.61%		4.02%
Ratios to average net assets[d]
Expenses	0.76%	0.77%	0.78%	0.78%	[e]	0.78%	[e]	0.79% [e]
Net investment income	2.97%	3.22%	3.66%	4.29%		4.58%		4.42%

Supplemental data
Net assets, end of period (000’s)	$775,100	$703,997	$557,809	$450,603		$379,386		$374,323
Portfolio turnover rate	13.93%	51.04%	27.51%	17.06%		27.50%		23.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FUS-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities 71.4%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.346%, 6/01/22	$171,133	$178,532
FHLMC, 2.45%, 2/01/19	115,600	121,726

		300,258

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.7%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	17,719,065	18,818,825
FHLMC Gold 30 Year, 4.00%, 11/01/40	5,902,333	5,907,807
[b]FHLMC Gold 30 Year, 4.50%, 7/01/39 - 5/01/40	10,087,039	10,429,091
FHLMC Gold 30 Year, 4.50%, 9/01/40	10,000,000	10,348,337
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/39	16,346,785	17,411,676
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35	6,639,293	7,223,980
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	4,995,915	5,541,792
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	2,007,672	2,275,048
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	789,653	914,367
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	31,046	35,977
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	33,189	39,110
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	1,052,391	1,277,735
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17	6,263	6,548
FHLMC PC 30 Year, 8.50%, 9/01/20	1,396	1,645

		80,231,938

[a]Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 2.304%, 1/01/18	834,841	874,130
FNMA, 2.375%, 2/01/19	123,551	129,249
FNMA, 2.556%, 9/01/18	297,565	314,142
FNMA, 4.541%, 7/01/19	110,782	111,457
FNMA, 4.829%, 3/01/20	99,023	105,237

		1,534,215

Federal National Mortgage Association (FNMA) Fixed Rate 16.4%
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17	697,452	755,807
FNMA 15 Year, 5.50%, 1/01/25	12,043,274	13,063,652
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	713,855	781,442
FNMA 30 Year, 4.00%, 10/01/40	7,223,487	7,235,939
FNMA 30 Year, 4.00%, 6/01/41	16,314,000	16,342,122
FNMA 30 Year, 4.50%, 4/01/41	9,974,177	10,337,978
FNMA 30 Year, 4.50%, 5/01/41	10,000,000	10,364,743
FNMA 30 Year, 4.50%, 6/01/41	15,000,000	15,547,114
FNMA 30 Year, 5.00%, 6/01/39	10,000,000	10,635,650
FNMA 30 Year, 5.00%, 3/01/34 - 9/01/40	19,219,872	20,478,590
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	8,837,170	9,620,354
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	24,327,828	26,796,909
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	4,221,698	4,792,451
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	110,331	128,690
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25	181,601	212,824
FNMA 30 Year, 8.50%, 10/01/19 - 6/01/21	2,219	2,586
FNMA 30 Year, 9.00%, 10/01/26	373,772	443,235
FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20	52,369	57,965
FNMA PL 30 Year, 5.50%, 4/01/34	3,809,890	4,149,342

		151,747,393

FUS-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 46.2%
GNMA I SF 30 Year, 4.50%, 9/15/39	$8,963,379	$9,500,248
GNMA I SF 30 Year, 4.50%, 7/15/40	12,944,902	13,691,930
GNMA I SF 30 Year, 4.50%, 8/15/40	9,104,782	9,630,203
GNMA I SF 30 Year, 4.50%, 1/15/39 - 4/15/41	63,624,537	67,388,053
GNMA I SF 30 Year, 5.00%, 8/15/39	9,203,967	9,989,660
GNMA I SF 30 Year, 5.00%, 2/15/40	14,738,544	16,051,963
GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/40	73,412,281	79,942,909
GNMA I SF 30 Year, 5.50%, 11/15/28 - 10/15/39	35,766,630	39,566,975
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	19,255,819	21,519,690
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	6,285,435	7,175,335
GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32	1,783,249	2,072,999
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	1,633,056	1,936,574
GNMA I SF 30 Year, 8.00%, 2/15/17 - 5/15/24	472,972	545,386
GNMA I SF 30 Year, 8.25%, 4/15/25	19,302	19,765
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	159,088	183,113
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	62,375	69,203
GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21	185,641	212,424
GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21	104,265	117,391
GNMA II SF 30 Year, 4.00%, 11/20/40	10,831,063	11,024,556
GNMA II SF 30 Year, 4.00%, 12/20/40	5,238,918	5,332,510
[b]GNMA II SF 30 Year, 4.50%, 10/20/39 - 7/20/40	19,053,473	20,090,816
GNMA II SF 30 Year, 4.50%, 5/20/41	13,023,517	13,739,133
GNMA II SF 30 Year, 4.50%, 6/20/41	19,171,916	20,225,374
GNMA II SF 30 Year, 5.00%, 9/20/33 - 6/20/40	21,298,150	23,232,381
GNMA II SF 30 Year, 5.50%, 2/20/36	10,305,471	11,397,207
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	18,629,773	20,601,736
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	17,779,462	19,718,796
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	1,600,055	1,813,022
GNMA II SF 30 Year, 7.00%, 5/20/32	28,745	33,521
GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33	329,352	380,342
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	35,485	38,580
GNMA II SF 30 Year, 9.50%, 4/20/25	3,054	3,696

		427,245,491

Total Mortgage-Backed Securities (Cost $633,079,709)		661,059,295

U.S. Government and Agency Securities 25.8%
FFCB, 1.50%, 11/16/15	10,000,000	9,898,240
FHLB,
0.875%, 8/22/12	20,000,000	20,125,360
3.625%, 5/29/13	4,500,000	4,768,362
5.125%, 8/14/13	11,000,000	12,066,923
5.375%, 8/19/11	12,000,000	12,084,444
FHLMC, 5.125%, 11/17/17	10,000,000	11,491,170
FICO, 15, Strip, 3/07/16	15,000,000	13,650,945
FNMA,
1.25%, 6/22/12	25,000,000	25,232,850
1.75%, 5/07/13	7,900,000	8,079,717
senior note, 5.375%, 6/12/17	26,000,000	30,284,254
HUD, 96-A,
7.63%, 8/01/14	430,000	430,862
7.66%, 8/01/15	607,582	609,144

FUS-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
U.S. Government and Agency Securities (continued)
SBA,
[a]FRN, 2.85%, 6/25/19	$353,188	$362,500
[a]FRN, 3.125%, 3/25/18	520,237	533,545
PC, 1995-20L, 1, 6.45%, 12/01/15	307,490	338,143
PC, 1996-20L, 1, 6.70%, 12/01/16	387,348	414,660
PC, 1997-20G, 1, 6.85%, 7/01/17	443,491	481,458
PC, 1998-20I, 1, 6.00%, 9/01/18	1,294,902	1,413,429
TVA,
5.88%, 4/01/36	5,000,000	5,762,230
zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42	6,000,000	6,220,554
U.S. Treasury Note,
2.375%, 8/31/14 - 10/31/14	15,000,000	15,689,843
2.375%, 9/30/14	17,000,000	17,788,902
2.50%, 4/30/15	18,250,000	19,135,417
3.125%, 8/31/13	12,000,000	12,675,936
4.75%, 5/15/14	8,000,000	8,905,624

Total U.S. Government and Agency Securities (Cost $223,875,316)		238,444,512

Total Investments before Short Term Investments (Cost $856,955,025)		899,503,807

Short Term Investments (Cost $34,949,710) 3.8%
Repurchase Agreements 3.8%
[c]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $34,949,715)	34,949,710	34,949,710
Barclays Capital Inc. (Maturity Value $2,994,841)
BNP Paribas Securities Corp. (Maturity Value $7,986,011)
Credit Suisse Securities (USA) LLC (Maturity Value $5,989,332)
Deutsche Bank Securities Inc. (Maturity Value $4,004,189)
HSBC Securities (USA) Inc. (Maturity Value $2,994,841)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,996,328)
Morgan Stanley & Co. LLC (Maturity Value $2,994,841)
UBS Securities LLC (Maturity Value $5,989,332)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%,10/15/11 - 9/13/19;
[d]U.S. Government Agency Discount Notes, 9/28/11 - 12/28/11; [d]U.S. Treasury Bills, 8/04/11 - 8/25/11; U.S. Treasury Bonds, 7.25% - 11.25%, 2/15/15 - 5/15/16; and U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $35,737,823)

Total Investments (Cost $891,904,735) 101.0%		934,453,517
Other Assets, less Liabilities (1.0)%		(9,321,699)

Net Assets 100.0%		$925,131,818

See Abbreviations on page FUS-20.

†Rounds to less than 0.1% of net assets.

aThe coupon rate shown represents the rate at period end.

bA portion or all of the security purchased on a to-be-announced (TBA) basis. See Note 1(c).

cSee Note 1(b) regarding joint repurchase agreement.

dThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FUS-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Franklin U.S. Government Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$856,955,025
Cost - Repurchase agreements	34,949,710

Total cost of investments	$891,904,735

Value - Unaffiliated issuers	$899,503,807
Value - Repurchase agreements	34,949,710

Total value of investments	934,453,517
Receivables:
Investment securities sold	11,927
Capital shares sold	408,830
Interest	3,691,332
Other assets	220

Total assets	938,565,826

Liabilities:
Payables:
Investment securities purchased	11,470,313
Capital shares redeemed	1,099,984
Affiliates	679,299
Accrued expenses and other liabilities	184,412

Total liabilities	13,434,008

Net assets, at value	$925,131,818

Net assets consist of:
Paid-in capital	$886,940,541
Undistributed net investment income	12,084,155
Net unrealized appreciation (depreciation)	42,548,782
Accumulated net realized gain (loss)	(16,441,660)

Net assets, at value	$925,131,818

Class 1:
Net assets, at value	$150,031,861

Shares outstanding	11,341,018

Net asset value and maximum offering price per share	$13.23

Class 2:
Net assets, at value	$775,099,957

Shares outstanding	59,594,306

Net asset value and maximum offering price per share	$13.01

The accompanying notes are an integral part of these financial statements.

FUS-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Franklin U.S. Government Fund
Investment income:
Interest	$16,314,268

Expenses:
Management fees (Note 3a)	2,086,489
Distribution fees: (Note 3c)
Class 2	900,516
Class 4	3
Unaffiliated transfer agent fees	545
Custodian fees (Note 4)	6,113
Reports to shareholders	105,057
Professional fees	21,549
Trustees’ fees and expenses	1,735
Other	24,873

Total expenses	3,146,880

Net investment income	13,167,388

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	563,495
Net change in unrealized appreciation (depreciation) on investments	7,280,852

Net realized and unrealized gain (loss)	7,844,347

Net increase (decrease) in net assets resulting from operations	$21,011,735

The accompanying notes are an integral part of these financial statements.

FUS-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin U.S. Government Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$13,167,388	$26,503,056
Net realized gain (loss) from investments	563,495	545,240
Net change in unrealized appreciation (depreciation) on investments	7,280,852	13,639,024

Net increase (decrease) in net assets resulting from operations	21,011,735	40,687,320

Distributions to shareholders from net investment income:
Class 1	(4,966,923)	(5,536,228)
Class 2	(24,186,254)	(21,255,018)
Class 4	—	(156)

Total distributions to shareholders	(29,153,177)	(26,791,402)

Capital share transactions: (Note 2)
Class 1	(6,307,945)	(8,339,790)
Class 2	78,033,100	135,659,032
Class 4	(5,048)	—

Total capital share transactions	71,720,107	127,319,242

Net increase (decrease) in net assets	63,578,665	141,215,160
Net assets:
Beginning of period	861,553,153	720,337,993

End of period	$925,131,818	$861,553,153

Undistributed net investment income included in net assets:
End of period	$12,084,155	$28,069,944

The accompanying notes are an integral part of these financial statements.

FUS-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Franklin U.S. Government Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. On March 4, 2011, the Fund liquidated Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

FUS-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the

FUS-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Guarantees and Indemnifications (continued)

Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	2011 Six Months Ended June 30, 2011[a]		2010 Year Ended December 31, 2010[b]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	456,974	$6,122,348	792,069	$10,574,203
Shares issued in reinvestment of distributions	374,862	4,966,923	422,290	5,536,228
Shares redeemed	(1,298,392)	(17,397,216)	(1,831,372)	(24,450,221)

Net increase (decrease)	(466,556)	$(6,307,945)	(617,013)	$(8,339,790)

Class 2 Shares:
Shares sold	9,920,167	$130,915,332	19,436,114	$255,318,751
Shares issued in reinvestment of distributions	1,856,198	24,186,254	1,647,676	21,255,018
Shares redeemed	(5,862,612)	(77,068,486)	(10,741,522)	(140,914,737)

Net increase (decrease)	5,913,753	$78,033,100	10,342,268	$135,659,032

Class 4 Shares:
Shares redeemed	(379)	$(5,048)

Net increase (decrease)	(379)	$(5,048)

[a]Effective	March 4, 2011, Class 4 was liquidated.
[b]During	the period Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FUS-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2011	$4,558,723
2012	3,331,578
2013	2,102,640
2014	1,618,397
2015	2,329,071
2016	841,479
2017	401,851
2018	426,637

$15,610,376

FUS-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

5. INCOME TAXES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2010, the Fund deferred realized capital losses of $1,394,022.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$893,294,886

Unrealized appreciation	$42,387,918
Unrealized depreciation	(1,229,287)

Net unrealized appreciation (depreciation)	$41,158,631

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of paydown losses and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydown losses, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $167,487,247 and $118,325,427, respectively.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities

FUS-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

8. FAIR VALUE MEASUREMENTS (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2011, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs. For detailed categories, see the accompanying Statement of Investments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
HUD - Housing and Urban Development
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

FUS-20

MUTUAL GLOBAL DISCOVERY SECURITIES FUND

This semiannual report for Mutual Global Discovery Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Mutual Global Discovery Securities Fund – Class 1 delivered a +5.48% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Global Discovery Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

MGD-1

Fund Goal and Main Investments: Mutual Global Discovery Securities Fund seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. In comparison, the MSCI World Index generated a +5.62% total return, and the Standard & Poor’s 500 Index posted a +6.02% total return for the same period.1

Economic and Market Overview

Global stock markets rose in the first half of 2011, though the positive momentum from the previous year waned as European sovereign debt turmoil escalated and signs emerged of an economic slowdown. Furthermore, geopolitical unrest sweeping the Middle East and North Africa roiled oil markets, and a devastating earthquake and tsunami in Japan severely disrupted global supply chains during the period. While the market recovered from these interferences, economic growth concerns persisted. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world’s largest economy, and manufacturing slowed in most major regions of the world. Japan’s earthquake, an early surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Nascent monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally. Asian and emerging market policymakers tightened aggressively as inflation reached post-crisis highs in many regions, while the European Central Bank raised interest rates for the first time in two years, deviating from the extraordinarily accommodative path of the Fed, which undertook a second round of quantitative easing during the reporting period.

Amid concerns of sustained accommodative monetary policy and declining economic growth rates in the U.S., politicians debated whether to raise the nation’s debt ceiling. Sovereign debt concerns continued to plague Europe, with Greece, Ireland, Portugal and Spain subject to rating downgrades in the first half of 2011. At period-end, European politicians were working to pass painful austerity budgets despite fierce popular resistance, and discussions were ongoing about restructuring debt payments of the region’s most troubled sovereigns. Despite these

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results The Fund’s prospectus also includes a description of the main investment risks.

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challenges, continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported stock prices. Equity market leadership rotated toward defensive sectors as risk aversion increased, buoying even U.S. Treasuries toward period-end as near-term demand for perceived safe havens outweighed longer term concerns about the deteriorating U.S. credit profile. The dollar ultimately declined, however, against most currencies, broadly reflecting divergent interest rate and/or economic growth expectations.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

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In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

As stock markets advanced unevenly in the first half of 2011, several Fund investments increased in value. Three particularly strong performers were U.S. managed health care provider UnitedHealth Group, U.S. cigarette maker Lorillard and U.K.-based British American Tobacco (BAT).

Shares of UnitedHealth rose sharply in value during the first half of 2011. In January, its share price was fueled by a combination of the company’s announcement of better-than-expected fourth quarter 2010 earnings and, more significantly, its higher revenue guidance for 2011. Other positive catalysts included the company’s ongoing efforts to increase shareholder value through share buybacks and dividends. In our view, UnitedHealth’s long-term earnings growth is supported by a diversified business mix and a growing percentage of earnings generated by its increasingly successful health care services business. Although there was no specific catalyst for the continued increase in the company’s stock price in the second quarter, we believe many investors may have recognized the low earnings multiple at which the company’s shares had been trading. In addition, investors seemed to become more comfortable with the implications of pending U.S. health care reforms on the company’s business model.

Lorillard, another key contributor for the period, was spun out of Loews Corporation in May 2008. Lorillard is the third-largest U.S. cigarette manufacturer and the country’s oldest continuously operating tobacco company. Its flagship premium brand, Newport, is the country’s top selling menthol brand, generating approximately 90% of the company’s revenues. Lorillard shares appreciated during the first half of the year, with some of the biggest gains coming in March 2011. Prior to March, the shares were under pressure as many investors grew concerned that a report being produced by the Tobacco Products Scientific Advisory Committee (TPSAC) would recommend that the Food and Drug Administration (FDA) ban menthol cigarettes. However, the findings and recommendations of the TPSAC report regarding the effects of menthol cigarettes were less harsh than anticipated. A sharp relief rally in Lorillard shares followed TPSAC’s release of the final report. Also during the period under review, the company announced that it would be expanding its share buyback program from $1 billion to $1.4 billion. While we

Top 10 Sectors/Industries

Mutual Global Discovery Securities Fund

Based on Equity Securities

6/30/11

% of Total Net Assets
Tobacco	11.3%
Pharmaceuticals	6.1%
Commercial Banks	6.0%
Insurance	4.4%
Food Products	4.4%
Media	4.4%
Industrial Conglomerates	4.2%
Oil, Gas & Consumable Fuels	4.1%
Diversified Financial Services	3.1%
Automobiles	2.9%

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think Lorillard does not have the extensive cost-saving opportunities that we believe BAT might enjoy (outlined below), we view the shares as an attractive investment because the industry has pricing power, we feel Newport is a well-positioned brand and Lorillard management is shareholder friendly and continues to return excess cash to shareholders through dividends and buybacks. Like BAT, Lorillard shares have been a solid investment for the Fund.

BAT is the world’s second-largest publicly traded tobacco company, with a presence in more than 180 countries. During the period under review, the stock performed well. In February, the company reported full-year 2010 operating results that exceeded market expectations. In addition, BAT management reported it had delivered on its five-year goal to realize £800 million in cost savings two years ahead of schedule. In May, the company held an investor relations day during which its top executives discussed further cost-cutting opportunities. Management believes it can continue to grow operating margins for the next six to seven years aided by price increases and cost-cutting programs. Management explained that cost savings will come from myriad opportunities including simplifying its business structure, improvements in procurement, a reduction in logistics costs, further rationalization of manufacturing facilities, and the standardization and consolidation of back-office centers and processes. The company also reaffirmed its goal to grow medium-term earnings per share in the high single-digit range, although management also mentioned it would likely exceed that goal in 2011. At period-end, we continued to believe BAT was an attractive investment due to the industry’s pricing power, the company’s additional cost savings opportunities and a shareholder friendly management team that often has returned excess cash to shareholders through dividends and share buybacks.

In contrast, several Fund investments decreased in value. Among the largest detractors from Fund performance were Japanese video game software and console maker Nintendo, U.S. network equipment provider Cisco Systems and U.S.-based Bank of America.

Nintendo’s share price deteriorated after the company reported sales of its new handheld console, the Nintendo 3DS, were slower than anticipated. In particular, sales of this new gaming device were weak in its home market of Japan, where the March 11 earthquake and tsunami hurt consumer sentiment, and in other parts of the world due to a lack of compelling software titles at launch date and the console’s relatively high initial sales price. At period-end, net cash accounted for more than 50% of Nintendo’s market capitalization, and we believe the company

Top 10 Holdings

Mutual Global Discovery Securities Fund

6/30/11

Company Sector/Industry, Country	% of Total Net Assets
British American Tobacco PLC	3.3%
Tobacco, U.K.
Nestle SA	2.7%
Food Products, Switzerland
Imperial Tobacco Group PLC	2.4%
Tobacco, U.K.
Jardine Strategic Holdings Ltd.	2.3%
Industrial Conglomerates, Hong Kong
Vodafone Group PLC	2.1%
Wireless Telecommunication Services, U.K.
Lorillard Inc.	2.0%
Tobacco, U.S.
Royal Dutch Shell PLC	2.0%
Oil, Gas & Consumable Fuels, U.K.
CVS Caremark Corp.	1.9%
Food & Staples Retailing, U.S.
Pfizer Inc.	1.9%
Pharmaceuticals, U.S.
Pernod Ricard SA	1.8%
Beverages, France

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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can successfully leverage its software intellectual property in the next gaming console cycle. With this in mind, we continued to hold Nintendo in the portfolio at period-end.

Cisco Systems is a relatively new addition to the portfolio, initiated in early 2011. Early in the first quarter, Cisco issued lower-than-expected earnings guidance citing economic pressures such as subdued spending by government agencies, a key revenue stream, and missteps in its consumer-focused businesses. In mid-May, Cisco shares declined further when the company confirmed it had completed another disappointing quarter. However, management announced significant cost realignment and an exit from certain consumer markets, both of which we believe should improve financial results. Cisco’s competitive position remained strong, its balance sheet appeared overcapitalized to us at period-end, and the company announced it would begin paying a dividend as well as continuing to buy back stock. For these reasons, along with management’s commitment to repair the company’s current cost structure, we found Cisco’s valuation appealing.

Bank of America detracted from performance during the six-month period largely due to concerns about potential mortgage losses, particularly from Countrywide Financial, a mortgage-finance company it acquired in 2008. In addition, uncertainty regarding the systemically important financial institutions (SIFI) capital surcharge, a potential additional capital requirement for large banks, weighed on Bank of America’s share price. While potential regulatory and other risks to the company’s business prospects remained, we think they were priced into the stock at period-end. In our view, Bank of America has leading positions across all of its businesses, its capital position is adequate and the need to raise further capital is unlikely. Furthermore, its credit costs continued to decline, and the mortgage loss issue appeared manageable to us.

Finally, investors should note that we maintained our currency hedging posture of being more hedged than not to the U.S. dollar, largely through the use of forward currency exchange contracts. Certain currencies strengthened in relation to the U.S. dollar in the first six months of 2011, and so our hedging strategy hindered Fund performance during the reporting period.

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Thank you for your participation in Mutual Global Discovery Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Global Discovery Securities Fund – Class 1

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,054.80	$4.89
Hypothetical (5% return before expenses)	$1,000	$1,020.03	$4.81

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.96%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.16	$19.14	$16.12		$24.08	$22.05	$18.85

Income from investment operations[a]:
Net investment income[b]	0.31	0.38	0.19	[c]	0.37	0.47	0.52
Net realized and unrealized gains (losses)	0.85	1.94	3.57		(6.95)	2.22	3.69

Total from investment operations	1.16	2.32	3.76		(6.58)	2.69	4.21

Less distributions from:
Net investment income	—	(0.30)	(0.26)		(0.52)	(0.38)	(0.25)
Net realized gains	—	—	(0.48)		(0.86)	(0.28)	(0.76)

Total distributions	—	(0.30)	(0.74)		(1.38)	(0.66)	(1.01)

Net asset value, end of period	$22.32	$21.16	$19.14		$16.12	$24.08	$22.05

Total return[d]	5.48%	12.24%	23.63%		(28.29)%	12.17%	23.32%
Ratios to average net assets[e]
Expenses[f]	0.96%	1.00% [g]	1.06%	[g]	0.98% [g]	0.97% [g]	1.03% [g]
Expenses incurred in connection with securities sold short	—%	0.02%	0.09%		0.01%	—% [h]	0.03%
Net investment income	2.82%	1.93%	1.07%	[c]	1.82%	1.96%	2.44%

Supplemental data
Net assets, end of period (000’s)	$81,063	$84,213	$86,755		$81,320	$142,751	$146,229
Portfolio turnover rate	15.55%	49.31%	43.35%		22.76%	28.20%	19.83%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.26%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

gBenefit of expense reduction rounds to less than 0.01%.

hRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009		2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.80	$18.81	$15.85		$23.69	$21.73	$18.60

Income from investment operations[a]:
Net investment income[b]	0.28	0.33	0.14	[c]	0.32	0.40	0.43
Net realized and unrealized gains (losses)	0.82	1.91	3.50		(6.84)	2.18	3.68

Total from investment operations	1.10	2.24	3.64		(6.52)	2.58	4.11

Less distributions from:
Net investment income	—	(0.25)	(0.20)		(0.46)	(0.34)	(0.22)
Net realized gains	—	—	(0.48)		(0.86)	(0.28)	(0.76)

Total distributions	—	(0.25)	(0.68)		(1.32)	(0.62)	(0.98)

Net asset value, end of period	$21.90	$20.80	$18.81		$15.85	$23.69	$21.73

Total return[d]	5.29%	11.96%	23.31%		(28.45)%	11.85%	23.06%
Ratios to average net assets[e]
Expenses[f]	1.21%	1.25% [g]	1.31%	[g]	1.23% [g]	1.22% [g]	1.28% [g]
Expenses incurred in connection with securities sold short	—%	0.02%	0.09%		0.01%	—% [h]	0.03%
Net investment income	2.57%	1.68%	0.82%	[c]	1.57%	1.71%	2.19%

Supplemental data
Net assets, end of period (000’s)	$1,334,732	$1,351,223	$1,309,852		$1,113,720	$1,867,484	$1,365,575
Portfolio turnover rate	15.55%	49.31%	43.35%		22.76%	28.20%	19.83%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.01%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

gBenefit of expense reduction rounds to less than 0.01%.

hRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.02	$19.02	$16.07		$22.50

Income from investment operations[b]:
Net investment income[c]	0.27	0.31	0.11	[d]	0.09
Net realized and unrealized gains (losses)	0.83	1.94	3.56		(5.14)

Total from investment operations	1.10	2.25	3.67		(5.05)

Less distributions from:
Net investment income	—	(0.25)	(0.24)		(0.52)
Net realized gains	—	—	(0.48)		(0.86)

Total distributions	—	(0.25)	(0.72)		(1.38)

Net asset value, end of period	$22.12	$21.02	$19.02		$16.07

Total return[e]	5.23%	11.87%	23.19%		(23.48)%
Ratios to average net assets[f]
Expenses[g]	1.31%	1.35% [h]	1.41%	[h]	1.33% [h]
Expenses incurred in connection with securities sold short	—%	0.02%	0.09%		0.01%
Net investment income	2.47%	1.58%	0.72%	[d]	1.47%

Supplemental data
Net assets, end of period (000’s)	$76,333	$70,613	$59,178		$23,981
Portfolio turnover rate	15.55%	49.31%	43.35%		22.76%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.91%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

hBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Mutual Global Discovery Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Other Equity Interests 91.8%
Airlines 0.0%
[a,b,c]Northwest Airlines Corp., Contingent Distribution	United States	8,167,000	$—

Auto Components 0.2%
[a,b,c]Collins & Aikman Products Co., Contingent Distribution	United States	218,708	2,187
[a,b,c]Dana Holding Corp., Contingent Distribution	United States	2,673,000	—
[a,d]IACNA Investor LLC	United States	47,271	473
[a,d]International Automotive Components Group Brazil LLC	Brazil	424,073	534,900
[d,e]International Automotive Components Group North America, LLC	United States	3,000,220	2,804,846

			3,342,406

Automobiles 2.0%
Daimler AG (EUR Traded)	Germany	323,994	24,286,027
Daimler AG (USD Traded)	Germany	2,800	209,883
[a]General Motors Co.	United States	168,060	5,102,301

			29,598,211

Beverages 2.7%
Coca-Cola Enterprises Inc.	United Kingdom	170,820	4,984,528
Dr. Pepper Snapple Group Inc.	United States	191,410	8,025,821
[f]Pernod Ricard SA	France	275,378	27,143,101

			40,153,450

Biotechnology 1.2%
[a]Amgen Inc.	United States	215,320	12,563,922
[a]Cephalon Inc.	United States	60,050	4,797,995

			17,361,917

Capital Markets 2.9%
Morgan Stanley	United States	718,000	16,521,180
[a]UBS AG (CHF Traded)	Switzerland	1,445,336	26,352,285

			42,873,465

Chemicals 1.1%
[a,b,c]Dow Corning Corp., Contingent Distribution	United States	300,000	—
Linde AG	Germany	97,340	17,065,955

			17,065,955

Commercial Banks 6.0%
[a,d,g]The Bankshares Inc.	United States	800,000	2,694,072
Barclays PLC	United Kingdom	3,900,124	16,053,562
BNP Paribas	France	155,716	12,019,950
[a]CIT Group Inc.	United States	130,472	5,774,691
[a,d]Elephant Capital Holdings Ltd.	Japan	1,903	—
Intesa Sanpaolo SpA	Italy	5,899,704	15,707,818
[a,d]NCB Warrant Holdings Ltd., A	Japan	9,306	—
PNC Financial Services Group Inc.	United States	242,430	14,451,252
Wells Fargo & Co.	United States	802,340	22,513,660

			89,215,005

Commercial Services & Supplies 0.4%
[a]Comdisco Holding Co. Inc.	United States	44	274
[a,b,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	1,863,000	—
Edenred	France	192,246	5,865,648

			5,865,922

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Communications Equipment 0.8%
Cisco Systems Inc.	United States	636,250	$9,931,862
[a]Motorola Solutions Inc.	United States	47,699	2,196,062

			12,127,924

Computers & Peripherals 0.8%
[a,b,c]DecisionOne Corp., Contingent Distribution	United States	33,639	—
Hewlett-Packard Co.	United States	343,240	12,493,936

			12,493,936

Construction & Engineering 0.7%
Vinci SA	France	158,174	10,131,540

Construction Materials 0.5%
CRH PLC	Ireland	337,406	7,471,448

Containers & Packaging 0.7%
Rexam PLC	United Kingdom	1,657,079	10,179,030

Diversified Financial Services 2.9%
Bank of America Corp.	United States	1,311,930	14,378,753
Deutsche Boerse AG	Germany	247,739	18,825,157
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	32,518
[a,h]North American Financial Holdings Inc., A, 144A	United States	84,454	1,446,275
[a,h]North American Financial Holdings Inc., B, 144A, non-voting	United States	263,962	4,520,349
NYSE Euronext Inc.	United States	123,422	4,229,672

			43,432,724

Diversified Telecommunication Services 1.5%
AboveNet Inc.	United States	38,361	2,702,916
Cable & Wireless Communication PLC	United Kingdom	3,585,816	2,330,725
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Telefonica SA	Spain	743,937	18,188,910

			23,222,551

Electric Utilities 2.9%
Brookfield Infrastructure Partners LP	Canada	254,871	6,384,519
[a,b,c]Calpine Corp., Contingent Distribution	United States	1,400,000	—
E.ON AG	Germany	585,820	16,680,461
Exelon Corp.	United States	459,650	19,691,406
[a,d]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	1,361,600	—

			42,756,386

Electrical Equipment 0.6%
[f]Alstom SA	France	149,906	9,243,261

Energy Equipment & Services 1.4%
Ensco PLC, ADR	United States	152,704	8,139,123
[a]Petroleum Geo-Services ASA	Norway	11,710	165,792
Seadrill Ltd.	Bermuda	124,443	4,381,357
Transocean Ltd.	United States	117,343	7,575,664

			20,261,936

Food & Staples Retailing 2.9%
CVS Caremark Corp.	United States	765,292	28,759,673
Koninklijke Ahold NV	Netherlands	1,032,646	13,875,758

			42,635,431

MGD-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Food Products 4.4%
Farmer Brothers Co.	United States	60,060	$609,008
Kraft Foods Inc., A	United States	695,676	24,508,666
Lotte Confectionery Co. Ltd.	South Korea	42	66,956
Nestle SA	Switzerland	653,031	40,581,434

			65,766,064

Health Care Equipment & Supplies 1.8%
[a]Boston Scientific Corp.	United States	883,480	6,104,847
Medtronic Inc.	United States	404,120	15,570,744
[a]Zimmer Holdings Inc.	United States	93,887	5,933,658

			27,609,249

Health Care Providers & Services 2.0%
Rhoen-Klinikum AG	Germany	608,573	14,685,169
UnitedHealth Group Inc.	United States	301,789	15,566,277

			30,251,446

Hotels, Restaurants & Leisure 1.6%
Accor SA	France	278,320	12,445,184
Ladbrokes PLC	United Kingdom	4,875,840	11,929,571

			24,374,755

Independent Power Producers & Energy Traders 0.9%
[a]NRG Energy Inc.	United States	580,167	14,260,505

Industrial Conglomerates 4.2%
Jardine Matheson Holdings Ltd.	Hong Kong	398,522	22,851,252
Jardine Strategic Holdings Ltd.	Hong Kong	1,097,650	33,588,090
Koninklijke Philips Electronics NV	Netherlands	254,720	6,541,759

			62,981,101

Insurance 4.4%
ACE Ltd.	United States	356,360	23,455,615
[a]Alleghany Corp.	United States	4,230	1,409,055
American International Group Inc.	United States	443,920	13,015,735
E-L Financial Corp. Ltd.	Canada	8,478	4,058,079
[a,d]Imagine Group Holdings Ltd.	Bermuda	172,409	2,100,183
MetLife Inc.	United States	106,300	4,663,381
[a,d]Olympus Re Holdings Ltd.	United States	2,140	595
PartnerRe Ltd.	Bermuda	151,240	10,412,874
Zurich Financial Services AG	Switzerland	27,980	7,074,867

			66,190,384

IT Services 0.0%†
Glodyne Technoserve Ltd.	India	2,218	17,175

Machinery 1.6%
Schindler Holding AG, PC	Switzerland	138,017	16,776,091
Stanley Black & Decker Inc.	United States	93,467	6,734,297

			23,510,388

Marine 1.4%
A.P. Moller - Maersk AS, B	Denmark	2,494	21,509,447

MGD-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Media 4.4%
Daekyo Co. Ltd.	South Korea	5,820	$31,145
Eutelsat Communications	France	520,271	23,388,602
News Corp., A	United States	357,500	6,327,750
Time Warner Cable Inc.	United States	105,970	8,269,899
Time Warner Inc.	United States	222,200	8,081,414
Viacom Inc., B	United States	222,432	11,344,032
Vivendi SA	France	282,930	7,867,329

			65,310,171

Metals & Mining 1.3%
ThyssenKrupp AG	Germany	372,096	19,239,261

Multi-Utilities 1.8%
GDF Suez	France	630,284	23,064,951
Hera SpA	Italy	1,864,274	3,947,077

			27,012,028

Office Electronics 1.4%
Xerox Corp.	United States	2,010,717	20,931,564

Oil, Gas & Consumable Fuels 4.1%
BP PLC	United Kingdom	769,413	5,661,082
Marathon Oil Corp.	United States	173,570	9,143,668
Murphy Oil Corp.	United States	120,518	7,913,212
Royal Dutch Shell PLC, A	United Kingdom	828,027	29,394,688
Total SA, B	France	27,532	1,592,230
The Williams Cos. Inc.	United States	225,950	6,834,988

			60,539,868

Pharmaceuticals 6.1%
Eli Lilly & Co.	United States	539,140	20,233,924
Merck & Co. Inc.	United States	707,040	24,951,442
Novartis AG, ADR	Switzerland	201,264	12,299,243
Pfizer Inc.	United States	1,342,441	27,654,285
[a]Sanofi, Contingent Value rts., 12/31/20	France	207,050	498,990
Teva Pharmaceutical Industries Ltd., ADR	Israel	116,220	5,604,128

			91,242,012

Real Estate Investment Trusts (REITs) 1.3%
The Link REIT	Hong Kong	5,510,376	18,835,866

Real Estate Management & Development 0.9%
[c]Canary Wharf Group PLC	United Kingdom	487,324	2,356,314
Great Eagle Holdings Ltd.	Hong Kong	1,613,524	5,359,925
Swire Pacific Ltd., B	Hong Kong	1,949,472	5,586,562

			13,302,801

Software 2.6%
Microsoft Corp.	United States	806,798	20,976,748
Nintendo Co. Ltd.	Japan	47,500	8,891,684
[a]Symantec Corp.	United States	431,550	8,510,166

			38,378,598

MGD-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Other Equity Interests (continued)
Tobacco 11.3%
Altria Group Inc.	United States	604,821	$15,973,323
British American Tobacco PLC	United Kingdom	1,112,353	48,758,692
Imperial Tobacco Group PLC	United Kingdom	1,082,017	35,954,833
Lorillard Inc.	United States	279,918	30,474,673
Philip Morris International Inc.	United States	204,981	13,686,581
Reynolds American Inc.	United States	629,900	23,337,795

			168,185,897

Wireless Telecommunication Services 2.1%
Vodafone Group PLC	United Kingdom	12,007,170	31,863,452

Total Common Stocks and Other Equity Interests (Cost $1,088,177,856)			1,370,744,530

Preferred Stocks 1.1%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	66,093	13,646,377

Diversified Financial Services 0.2%
[a,d]Hightower Holding LLC, pfd., A, Series 2	United States	1,114,214	2,461,489

Total Preferred Stocks (Cost $8,478,218)			16,107,866

		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.1%
[d]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	825	825
[i]CIT Group Inc., Term Loan Tranche 3, 6.25%, 8/11/15	United States	1,242,135	1,251,895
Clear Channel Communications Inc.,
[i]Delayed Draw 2 Term Loan, 3.836%, 1/29/16	United States	1,509,000	1,246,811
[j]senior note, PIK, 11.00%, 8/01/16	United States	3,187,000	2,836,430
[i]Tranche B Term Loan, 3.836%, 1/29/16	United States	8,869,000	7,443,042
[i]Tranche C Term Loan, 3.836%, 1/29/16	United States	1,802,075	1,504,733
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	7,734,000	7,250,625
[h]OPTI Canada Inc., senior secured note, 144A,
9.00%, 12/15/12	Canada	825,000	833,250
[f]9.75%, 8/15/13	Canada	2,215,000	2,209,462
Realogy Corp.,
[i]Extended First Lien Term Loan, 4.518%, 10/10/16	United States	10,563,406	9,427,840
[i]Extended Synthetic Letter of Credit, 3.221%, 10/10/16	United States	856,631	764,543
[h]senior secured note, 144A, 7.875%, 2/15/19	United States	653,000	649,735
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.69%, 10/10/17	United States	12,912,264	10,106,171
[h]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., secured note, B, 144A, 11.50%, 10/01/20	United States	949,000	937,138

Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $48,316,257)			46,462,500

MGD-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares	Value
Companies in Liquidation 0.0%†
[a]Adelphia Recovery Trust	United States	5,379,562	$538
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	15,471
[a,b,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—

Total Companies in Liquidation (Cost $497,457)			16,009

Total Investments before Short Term Investments (Cost $1,145,469,788)			1,433,330,905

		Principal Amount*
Short Term Investments 6.0%
U.S. Government and Agency Securities 2.5%
[k]FHLB, 7/01/11	United States	10,000,000	10,000,000
[k,l]U.S. Treasury Bills, 7/07/11 - 11/17/11	United States	26,500,000	26,498,602

Total U.S. Government and Agency Securities (Cost $36,493,956)			36,498,602

Total Investments before Money Market Funds (Cost $1,181,963,744)			1,469,829,507

		Shares
[m]Investments from Cash Collateral Received for Loaned Securities 3.5%
Money Market Funds 3.5%
[a]BNY Institutional Cash Reserve Fund, Series B	United States	31,953	25,563
[n]BNY Mellon Overnight Government Fund, 0.05%	United States	52,503,026	52,503,026

Total Money Market Funds (Cost $52,534,979)			52,528,589

Total Investments (Cost $1,234,498,723) 102.0%			1,522,358,096
Other Assets, less Liabilities (2.0)%			(30,230,305)

Net Assets 100.0%			$1,492,127,791

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2011, the aggregate value of these securities was $2,391,019, representing 0.16% of net assets.

dSee Note 9 regarding restricted securities.

eAt June 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

fA portion or all of the security is on loan at June 30, 2011. See Note 1(e).

gSee Note 12 regarding holdings of 5% voting securities.

hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $10,596,209, representing 0.71% of net assets.

iThe coupon rate shown represents the rate at period end.

jIncome may be received in additional securities and/or cash.

kThe security is traded on a discount basis with no stated coupon rate.

lSecurity or a portion of the security has been segregated as collateral for open future contracts. At June 30, 2011, the value of this security amounted to $460,877, representing 0.03% of net assets.

mSee Note 1(e) regarding securities on loan.

nThe rate shown is the annualized seven-day yield at period end.

MGD-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Global Discovery Securities Fund

At June 30, 2011, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	86	$15,574,600	9/19/11	$29,034	$—
GBP/USD	Short	50	5,015,938	9/19/11	102,402	—

Unrealized appreciation (depreciation)					131,436	—

Net unrealized appreciation (depreciation)					$131,436

At June 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BZWS	Sell	18,916,015	$30,284,541	7/15/11	$—	$(68,002)
British Pound	SSBT	Buy	2,700,000	4,361,769	7/15/11	—	(29,363)
British Pound	SSBT	Sell	15,000,000	24,420,000	7/15/11	351,076	—
British Pound	DBAB	Sell	829,950	1,349,466	7/15/11	17,732	—
Euro	BOFA	Sell	18,430,398	26,552,757	7/15/11	—	(162,829)
Euro	DBAB	Sell	5,080,000	7,227,612	7/15/11	—	(136,048)
Euro	BZWS	Sell	17,850,398	25,739,818	7/15/11	—	(135,036)
Canadian Dollar	BOFA	Sell	3,182,146	3,340,467	7/29/11	42,486	—
Euro	DBAB	Sell	23,432,810	32,322,254	7/29/11	—	(1,631,178)
Euro	BOFA	Sell	19,253,124	27,116,577	7/29/11	—	(780,617)
Euro	DBAB	Buy	357,348	505,112	7/29/11	12,675	—
Swiss Franc	BOFA	Sell	20,374,793	23,314,787	8/10/11	—	(923,796)
Swiss Franc	DBAB	Sell	19,089,697	21,791,891	8/10/11	—	(917,896)
Swiss Franc	SSBT	Sell	13,438,180	15,375,492	8/10/11	—	(611,049)
Swiss Franc	DBAB	Buy	934,100	1,124,649	8/10/11	—	(13,411)
Swiss Franc	DBAB	Buy	1,169,880	1,378,530	8/10/11	13,201	—
Swiss Franc	BOFA	Buy	1,234,991	1,460,018	8/10/11	9,172	—
British Pound	BZWS	Buy	504,000	815,774	8/12/11	—	(7,351)
British Pound	BOFA	Sell	16,004,745	26,167,758	8/12/11	495,898	—
British Pound	BZWS	Sell	9,657,755	15,790,430	8/12/11	299,240	—
Euro	SSBT	Sell	15,983,432	22,661,310	8/18/11	—	(483,621)
Euro	HSBC	Sell	15,983,432	22,680,490	8/18/11	—	(464,441)
Euro	DBAB	Sell	10,000,000	14,350,000	8/18/11	—	(130,577)
Euro	BOFA	Sell	1,500,000	2,124,309	8/18/11	—	(47,777)
Euro	DBAB	Buy	318,500	453,888	8/18/11	7,318	—
Euro	BZWS	Sell	21,648,358	30,451,662	8/31/11	—	(883,779)
Euro	BOFA	Sell	18,496,832	26,154,521	8/31/11	—	(619,169)
Euro	DBAB	Sell	560,000	801,578	8/31/11	—	(9,007)
Euro	DBAB	Buy	266,407	387,670	8/31/11	—	(2,053)
Euro	BZWS	Buy	230,194	334,847	8/31/11	—	(1,647)
Euro	DBAB	Sell	11,673,232	16,739,274	9/15/11	—	(150,490)
Euro	HSBC	Sell	10,809,631	15,498,849	9/15/11	—	(141,388)
Euro	DBAB	Buy	190,934	272,720	9/15/11	3,539	—
British Pound	BOFA	Buy	490,000	794,290	9/16/11	—	(8,661)
British Pound	SSBT	Sell	31,073,061	50,605,587	9/16/11	785,400	—
Japanese Yen	DBAB	Sell	157,431,290	1,910,000	10/20/11	—	(47,038)
Japanese Yen	BZWS	Sell	128,248,820	1,563,767	10/20/11	—	(30,502)
Japanese Yen	HSBC	Sell	64,467,680	780,000	10/20/11	—	(21,401)
Japanese Yen	BOFA	Sell	36,535,840	440,000	10/20/11	—	(14,179)
Japanese Yen	DBAB	Buy	51,400,000	640,682	10/20/11	—	(1,726)
Japanese Yen	DBAB	Buy	27,750,000	342,801	10/20/11	2,161	—
Japanese Yen	BOFA	Buy	4,700,000	58,163	10/20/11	264	—

Unrealized appreciation (depreciation)						2,040,162	(8,474,032)

Net unrealized appreciation (depreciation)							$(6,433,870)

See Abbreviations on page MGD-34.

The accompanying notes are an integral part of these financial statements.

MGD-19

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Mutual Global Discovery Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,226,498,723
Cost - Non-controlled affiliated issuers	8,000,000

Total cost of investments	$1,234,498,723

Value - Unaffiliated issuers	$1,519,664,024
Value - Non-controlled affiliated issuers	2,694,072

Total value of investments (includes securities loaned in the amount of $34,041,354)	1,522,358,096
Cash	793,922
Foreign currency, at value (cost $5,368,610)	5,374,257
Receivables:
Investment securities sold (includes securities loaned in the amount of $18,428,474)	20,067,490
Capital shares sold	215,920
Dividends and interest	5,514,322
Unrealized appreciation on forward exchange contracts	2,040,162
Other assets	113,706

Total assets	1,556,477,875

Liabilities:
Payables:
Investment securities purchased	151,738
Capital shares redeemed	799,278
Affiliates	1,722,480
Variation margin	105,112
Payable upon return of securities loaned	52,534,979
Unrealized depreciation on forward exchange contracts	8,474,032
Accrued expenses and other liabilities	562,465

Total liabilities	64,350,084

Net assets, at value	$1,492,127,791

Net assets consist of:
Paid-in capital	$1,135,704,849
Undistributed net investment income	42,102,868
Net unrealized appreciation (depreciation)	282,031,653
Accumulated net realized gain (loss)	32,288,421

Net assets, at value	$1,492,127,791

The accompanying notes are an integral part of these financial statements.

MGD-20

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Mutual Global Discovery Securities Fund
Class 1:
Net assets, at value	$81,063,164

Shares outstanding	3,631,948

Net asset value and maximum offering price per share	$22.32

Class 2:
Net assets, at value	$1,334,732,003

Shares outstanding	60,934,428

Net asset value and maximum offering price per share	$21.90

Class 4:
Net assets, at value	$76,332,624

Shares outstanding	3,450,094

Net asset value and maximum offering price per share	$22.12

The accompanying notes are an integral part of these financial statements.

MGD-21

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Mutual Global Discovery Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,642,768)	$26,209,927
Interest	1,586,978
Income from securities loaned	781,469

Total investment income	28,578,374

Expenses:
Management fees (Note 3a)	6,042,614
Administrative fees (Note 3b)	851,632
Distribution fees: (Note 3c)
Class 2	1,691,229
Class 4	130,028
Unaffiliated transfer agent fees	1,263
Custodian fees (Note 4)	108,229
Reports to shareholders	154,134
Professional fees	93,530
Trustees’ fees and expenses	2,871
Other	25,535

Total expenses	9,101,065

Net investment income	19,477,309

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $723,733)	40,131,592
Foreign currency transactions	(33,564,553)
Futures contracts	(335,115)

Net realized gain (loss)	6,231,924

Net change in unrealized appreciation (depreciation) on:
Investments	53,442,713
Translation of other assets and liabilities denominated in foreign currencies	(798,321)
Change in deferred taxes on unrealized appreciation	734,375

Net change in unrealized appreciation (depreciation)	53,378,767

Net realized and unrealized gain (loss)	59,610,691

Net increase (decrease) in net assets resulting from operations	$79,088,000

The accompanying notes are an integral part of these financial statements.

MGD-22

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Global Discovery Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$19,477,309	$24,486,967
Net realized gain (loss) from investments, written options, foreign currency transactions, futures contracts and securities sold short	6,231,924	99,792,243
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	53,378,767	38,245,944

Net increase (decrease) in net assets resulting from operations	79,088,000	162,525,154

Distributions to shareholders from:
Net investment income:
Class 1	—	(1,245,461)
Class 2	—	(16,267,624)
Class 4	—	(816,963)

Total distributions to shareholders	—	(18,330,048)

Capital share transactions: (Note 2)
Class 1	(7,641,385)	(10,957,474)
Class 2	(87,336,078)	(87,938,794)
Class 4	1,967,806	4,965,152

Total capital share transactions	(93,009,657)	(93,931,116)

Net increase (decrease) in net assets	(13,921,657)	50,263,990
Net assets:
Beginning of period	1,506,049,448	1,455,785,458

End of period	$1,492,127,791	$1,506,049,448

Undistributed net investment income included in net assets:
End of period	$42,102,868	$22,625,559

The accompanying notes are an integral part of these financial statements.

MGD-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Mutual Global Discovery Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2011, 54.83% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

MGD-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into futures contracts primarily to manage interest rate and/or foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an underlying instrument for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

MGD-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Derivative Financial Instruments (continued)

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 11 regarding other derivative information.

d. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

e. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a

MGD-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Income and Deferred Taxes (continued)

greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

MGD-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	119,048	$2,688,296	105,161	$2,092,188
Shares issued in reinvestment of distributions	—	—	63,093	1,245,461
Shares redeemed	(466,031)	(10,329,681)	(722,443)	(14,295,123)

Net increase (decrease)	(346,983)	$(7,641,385)	(554,189)	$(10,957,474)

Class 2 Shares:
Shares sold	1,139,852	$24,446,643	3,059,169	$60,514,460
Shares issued in reinvestment of distributions	—	—	837,674	16,267,624
Shares redeemed	(5,177,512)	(111,782,721)	(8,564,469)	(164,720,878)

Net increase (decrease)	(4,037,660)	$(87,336,078)	(4,667,626)	$(87,938,794)

Class 4 Shares:
Shares sold	262,051	$5,716,421	535,481	$10,579,920
Shares issued on reinvestment of distributions	—	—	41,618	816,963
Shares redeemed	(171,795)	(3,748,615)	(327,974)	(6,431,731)

Net increase (decrease)	90,256	$1,967,806	249,125	$4,965,152

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

MGD-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,236,778,135

Unrealized appreciation	$334,746,253
Unrealized depreciation	(49,166,292)

Net unrealized appreciation (depreciation)	$285,579,961

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and certain corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, pass-through entity income, futures transactions, bond discounts and premiums, tax straddles, and certain corporate actions.

MGD-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $225,331,365 and $234,110,038, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At June 30, 2011, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares	Issuer	Acquisition Dates	Cost	Value
800,000	The Bankshares Inc.	3/22/07	$8,000,000	$2,694,072
825	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	825	825
1,903	Elephant Capital Holdings Ltd.	8/23/04 - 3/10/08	294,226	—
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
1,114,214	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 3/31/11	2,785,536	2,461,489
47,271	IACNA Investor LLC	7/24/08	17,613	473
172,409	Imagine Group Holdings Ltd.	8/31/04	1,765,727	2,100,183
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	534,900
3,000,220	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	3,599,443	2,804,846
9,306	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	87,597	—
2,140	Olympus Re Holdings Ltd.	12/19/01	202,484	595
1,361,600	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10	—	—

	Total Restricted Securities (0.71% of Net Assets)			$10,597,383

MGD-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

10. UNFUNDED CAPITAL COMMITMENTS

The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in an unrealized loss, the Fund recognizes such losses on the Statement of Assets and Liabilities and the Statement of Operations.

At June 30, 2011, the Fund had aggregate unfunded capital commitments of $2,644,464, for which no depreciation has been recognized.

11. OTHER DERIVATIVE INFORMATION

At June 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount		Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts/Net assets consist of – net unrealized appreciation (depreciation)	$2,171,598	[a]	Unrealized depreciation on forward exchange contracts	$8,474,032

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$(33,911,940)	$(1,164,601)

For the period ended June 30, 2011, the average month end market value of derivatives represented 1.06% of average month end net assets. The average month end number of open derivative contracts for the period was 90.

See Note 1(c) regarding derivative financial instruments.

MGD-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2011, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
The Bankshares Inc. (0.18% of Net Assets)	800,000	—	—	800,000	$2,694,072	$—	$—

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

MGD-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

14. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$—	$—	$3,342,406	[b]	$3,342,406
Commercial Banks	86,520,933	—	2,694,072	[b]	89,215,005
Commercial Services & Supplies	5,865,648	274	—	[b]	5,865,922
Diversified Financial Services	37,433,582	5,966,624	2,494,007		45,894,213
Insurance	64,089,606	—	2,100,778		66,190,384
Real Estate Management & Development	10,946,487	—	2,356,314		13,302,801
Other Equity Investments[c]	1,163,041,665	—	—	[b]	1,163,041,665
Corporate Bonds, Notes and Senior Floating Rate Interests	—	46,461,675	825		46,462,500
Companies in Liquidation	—	16,009	—	[b]	16,009
Short Term Investments	26,498,602	62,528,589	—		89,027,191

Total Investments in Securities	$1,394,396,523	$114,973,171	$12,988,402		$1,522,358,096

Forward Exchange Contracts	—	2,040,162	—		2,040,162
Futures Contracts	131,436	—	—		131,436
Liabilities:
Forward Exchange Contracts	—	8,474,032	—		8,474,032

aIncludes common and preferred stocks as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2011.

cFor detailed industry descriptions, see the accompanying Statement of Investments.

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Compo nents	$4,555,503	[d]	$—	$—	$—	$—	$(6,389)	$6,389	$(1,213,097)	$3,342,406	[d]	$(1,213,097)
Commercial Banks	2,905,224	[d]	—	—	—	—	—	—	(211,152)	2,694,072	[d]	(211,152)
Consumer Finance	4,924,234		—	(4,924,234)	—	—	—	(1,136,557)	1,136,557	—		—
Diversified Financial Services	1,158,855	[d]	1,392,768	—	—	—	—	—	(57,616)	2,494,007		(57,616)
Diversified Telecomm unication Services	—	[d]	—	—	—	—	(49)	49	—	—	[d]	—
Electric Utilities	6,878,803	[d]	—	(6,475,783)	—	—	—	—	(403,020)	—	[d]	—
Insurance	2,143,167		—	—	—	—	—	—	(42,389)	2,100,778		(42,389)
IT Services	19,161		—	—	—	(17,139)	—	—	(2,022)	—		—
Real Estate Management & Development	2,112,892		—	—	—	—	—	—	243,422	2,356,314		243,422
Corporate Bonds, Notes and Senior Floating Rate Interests	4,251,178		—	(4,250,353)	—	—	—	(901,265)	901,265	825		—
Companies in Liquidation	—	[d]	—	—	—	—	(4,203)	4,203	—	—	[d]	—

Total	$28,949,017		$1,392,768	$(15,650,370)	$—	$(17,139)	$(10,641)	$(2,027,181)	$351,948	$12,988,402		$(1,280,832)

MGD-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

14. FAIR VALUE MEASUREMENTS (continued)

aThe investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.

bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

cIncludes common and preferred stocks as well as other equity investments.

dIncludes securities determined to have no value.

15. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

BOFA - Bank of America Corp.	CHF - Swiss Franc	ADR - American Depository Receipt
BZWS - Barclays Bank PLC	EUR - Euro	FHLB - Federal Home Loan Bank
DBAB - Deutsche Bank AG	GBP - British Pound	PC - Participation Certificate
HSBC - HSBC Bank USA, N.A.	USD - United States Dollar	PIK - Payment-In-Kind
SSBT - State Street Bank and Trust Co.

MGD-34

MUTUAL SHARES SECURITIES FUND

This semiannual report for Mutual Shares Securities Fund covers the period ended June 30, 2011.

Performance Summary as of 6/30/11

Mutual Shares Securities Fund – Class 1 delivered a +5.89% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Shares Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s 500 Index, which delivered a +6.02% total return for the period under review.1

Economic and Market Overview

The global economy expanded despite geopolitical and inflationary pressures during the six-month period ended June 30, 2011. In the U.S., business activity increased and consumer spending stayed above pre-recession levels. The U.S. was a key engine in a sustained global manufacturing expansion as international trade volume continued to increase, albeit at a moderate pace. The U.S. financial system appeared closer to a full recovery, although the country still faced challenges dealing with persistent unemployment, housing market weakness and massive debt. During the period, signs emerged of a global economic slowdown. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world’s largest economy, and manufacturing growth slowed in most major regions of the world. Japan’s earthquake, an early surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Some monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. As a result, the Fed maintained its accommodative monetary policy while ending its second round of quantitative easing on June 30. The Fed said, however, it would continue to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth. This move deviated from many other central banks around the world that raised interest rates to dampen inflation pressures.

Continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported equities.

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Global stock markets made gains in the first half of 2011, though the positive momentum from the previous year waned as investors weathered international events that included revolutions and civil unrest across the Middle East and North Africa, the multiple crises triggered by Japan’s earthquake and tsunami, and sovereign debt worries and credit downgrades in Europe. The dollar declined during the period against most currencies, however, broadly reflecting divergent interest rate and/or economic growth expectations.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

As stock markets advanced unevenly in the first half of 2011, several Fund investments increased in value. Three particularly strong performers were UnitedHealth Group, a U.S. managed health care provider; Marathon Oil, a U.S.-based oil and gas exploration and production company with interests worldwide; and U.K.-based British American Tobacco (BAT).

Shares of UnitedHealth rose sharply in value during the first half of 2011. In January, its share price was fueled by a combination of the company’s announcement of better-than-expected fourth quarter 2010 earnings and, more significantly, its higher revenue guidance for 2011. Other positive catalysts included the company’s ongoing efforts to increase shareholder value through share buybacks and dividends. In our view, UnitedHealth’s long-term earnings growth is supported by a diversified business mix and a growing percentage of earnings generated by its increasingly successful health care services business. Although there was no specific catalyst for the continued increase in the company’s stock price in the second quarter, we believe many investors may have recognized the low earnings multiple at which the company’s shares had been trading. In addition, investors seemed to become more comfortable with the implications of pending U.S. health care reforms on the company’s business model.

The value of our investment in Marathon Oil surged in early 2011, initially driven by management’s announced plans to spin off its downstream operations (refining and selling) to shareholders to become a pure-play exploration and production company. Investors pushed Marathon shares higher as they began to recognize the value of the underlying businesses. The share price showed continuing strength in the spring as the July spin-off date approached, oil prices rose, and refining margins improved considerably, driven primarily by the company’s strong Midwestern refining system, which benefited from recent investments and widening crude oil price differentials in a land-locked market.

BAT is the world’s second-largest publicly traded tobacco company, with a presence in more than 180 countries. During the period under review, the stock performed well. In February, the company reported full-year 2010 operating results that exceeded market expectations. In

Top 10 Sectors/Industries

Mutual Shares Securities Fund

Based on Equity Securities

6/30/11

% of Total Net Assets
Tobacco	8.2%
Pharmaceuticals	6.3%
Media	6.1%
Oil, Gas & Consumable Fuels	4.9%
Food & Staples Retailing	4.8%
Insurance	4.7%
Food Products	4.6%
Beverages	3.9%
Commercial Banks	3.6%
Health Care Providers & Services	3.4%

addition, BAT management reported it had delivered on its five-year goal to realize £800 million in cost savings two years ahead of schedule. In May, the company held an investor relations day during which its top executives discussed further cost-cutting opportunities. Management believes it can continue to grow operating margins for the next six to seven years aided by price increases and cost-cutting programs. Management explained that cost savings will come from myriad opportunities including simplifying its business structure, improvements in procurement, a reduction in logistics costs, further rationalization of manufacturing facilities, and the standardization and consolidation of back-office centers and processes. The company also reaffirmed its goal to grow medium-term earnings per share in the high single-digit range, although management also mentioned it would likely exceed that goal in 2011. At period-end, we continued to believe BAT was an attractive investment due to the industry’s pricing power, the company’s additional cost savings opportunities and a shareholder friendly management team that often has returned excess cash to shareholders through dividends and share buybacks.

In contrast, some of the Fund’s investments lost value. Key detractors included Community Health Systems, a U.S. hospital management company operating in small cities and rural areas; Japanese video game software and console maker Nintendo; and U.S. network equipment provider Cisco Systems.

Community Health Systems reported earnings ahead of expectations and reaffirmed its 2011 earnings-per-share forecasts. However, rival hospital operator Tenet Healthcare filed a lawsuit during the period alleging that Community Health had engaged in inappropriate patient admissions practices and had therefore made false statements in proxy documents relating to the company’s proposed offer to acquire Tenet Healthcare. The disclosure of the lawsuit, combined with subsequent government investigations, led to a significant decline in Community Health shares that continued for the rest of the reporting period. In May, after increasing its offer for Tenet Healthcare and changing it to an all-cash bid, Community Health withdrew the previous proposal to acquire Tenet that had been announced in late 2010.

Nintendo’s share price deteriorated after the company reported sales of its new handheld console, the Nintendo 3DS, were slower than anticipated. In particular, sales of this new gaming device were weak in its home market of Japan, where the March 11 earthquake and tsunami hurt consumer sentiment, and in other parts of the world due to a lack

Top 10 Holdings

Mutual Shares Securities Fund

6/30/11

Company Sector/Industry, Country	% of Total Net Assets
British American Tobacco PLC, ord. & ADR	2.6%
Tobacco, U.K.
CVS Caremark Corp.	2.6%
Food & Staples Retailing, U.S.
Kraft Foods Inc., A	2.3%
Food Products, U.S.
Marathon Oil Corp.	2.0%
Oil, Gas & Consumable Fuels, U.S.
Pfizer Inc.	1.9%
Pharmaceuticals, U.S.
Microsoft Corp.	1.9%
Software, U.S.
UnitedHealth Group Inc.	1.8%
Health Care Providers & Services, U.S.
Merck & Co. Inc.	1.8%
Pharmaceuticals, U.S.
Xerox Corp.	1.7%
Office Electronics, U.S.
Altria Group Inc.	1.7%
Tobacco, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

of compelling software titles at launch date and the console’s relatively high initial sales price. At period-end, cash accounted for more than 50% of Nintendo’s market capitalization, and we believe the company can successfully leverage its software intellectual property in the next gaming console cycle. With this in mind, we continued to hold Nintendo in the portfolio at period-end.

Cisco Systems is a relatively new addition to the portfolio, initiated in early 2011. Early in the first quarter, Cisco issued lower-than-expected earnings guidance citing economic pressures such as subdued spending by government agencies, a key revenue stream, and missteps in its consumer-focused businesses. In mid-May, Cisco shares declined further when the company confirmed it had completed another disappointing quarter. However, management announced significant cost realignment and an exit from certain consumer markets, both of which we believe should improve financial results. Cisco’s competitive position remained strong, its balance sheet appeared overcapitalized to us at period-end, and the company announced it would begin paying a dividend as well as continuing to buy back stock. For these reasons, along with management’s commitment to repair the company’s current cost structure, we found Cisco’s valuation appealing.

Finally, investors should note that we maintained our currency hedging posture of being more hedged than not to the U.S. dollar, largely through the use of forward currency exchange contracts. Certain currencies strengthened in relation to the U.S. dollar in the first six months of 2011, and so our hedging strategy hindered Fund performance during the reporting period.

Thank you for your participation in Mutual Shares Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Shares Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,058.90	$3.68
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$3.61

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.72%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Shares Securities Fund

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31,
Class 1			2010		2009		2008	2007		2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.14		$14.75		$11.92		$20.42	$20.67		$18.35

Income from investment operations[a]:
Net investment income[b]	0.22[c]		0.40	[d]	0.23	[e]	0.34	0.54		0.40
Net realized and unrealized gains (losses)	0.73		1.27		2.89		(7.54)	0.31		2.86

Total from investment operations	0.95		1.67		3.12		(7.20)	0.85		3.26

Less distributions from:
Net investment income	—		(0.28)		(0.29)		(0.57)	(0.35)		(0.29)
Net realized gains	—		—		—		(0.73)	(0.75)		(0.65)

Total distributions	—		(0.28)		(0.29)		(1.30)	(1.10)		(0.94)

Net asset value, end of period	$17.09		$16.14		$14.75		$11.92	$20.42		$20.67

Total return[f]	5.89%		11.47%		26.35%		(36.93)%	3.72%		18.66%
Ratios to average net assets[g]
Expenses[h]	0.72%		0.74%	[i]	0.78%	[i]	0.73% [i]	0.72%	[i]	0.81% [i]
Expenses incurred in connection with securities sold short	—%		0.02%		0.06%		—% [j]	—%	[j]	0.07%
Net investment income	2.63%	[c]	2.66%	[d]	1.85%	[e]	2.16%	2.58%		2.02%

Supplemental data
Net assets, end of period (000’s)	$1,579,343		$1,301,520		$767,553		$319,703	$272,509		$259,943
Portfolio turnover rate	14.64%		32.05%		49.33%		44.11%	41.73%	[k]	19.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.02 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 2.36%.

dNet investment income per share includes approximately $0.11 per share received in the form of a special dividend paid in connection with a corporate real estate investment trust (REIT) conversion. Excluding this non-recurring amount, the ratio of the net investment income to average net assets would have been 1.93%.

eNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.08%.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

iBenefit of expense reduction rounds to less than 0.01%.

jRounds to less than 0.01%.

kExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010		2009		2008	2007		2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.95	$14.58		$11.78		$20.19	$20.46		$18.18

Income from investment operations[a]:
Net investment income[b]	0.20[c]	0.36	[d]	0.20	[e]	0.32	0.48		0.34
Net realized and unrealized gains (losses)	0.72	1.25		2.85		(7.49)	0.31		2.84

Total from investment operations	0.92	1.61		3.05		(7.17)	0.79		3.18

Less distributions from:
Net investment income	—	(0.24)		(0.25)		(0.51)	(0.31)		(0.25)
Net realized gains	—	—		—		(0.73)	(0.75)		(0.65)

Total distributions	—	(0.24)		(0.25)		(1.24)	(1.06)		(0.90)

Net asset value, end of period	$16.87	$15.95		$14.58		$11.78	$20.19		$20.46

Total return[f]	5.77%	11.19%		26.05%		(37.11)%	3.48%		18.38%
Ratios to average net assets[g]
Expenses[h]	0.97%	0.99%	[i]	1.03%	[i]	0.98% [i]	0.97%	[i]	1.06% [i]
Expenses incurred in connection with securities sold short	—%	0.02%		0.06%		—% [j]	—%	[j]	0.07%
Net investment income	2.38%[c]	2.41%	[d]	1.60%	[e]	1.91%	2.33%		1.77%

Supplemental data
Net assets, end of period (000’s)	$4,288,322	$4,188,821		$3,953,435		$3,303,761	$5,925,551		$5,140,878
Portfolio turnover rate	14.64%	32.05%		49.33%		44.11%	41.73%	[k]	19.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.02 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 2.11%.

dNet investment income per share includes approximately $0.11 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of the net investment income to average net assets would have been 1.68%.

eNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.83%.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

iBenefit of expense reduction rounds to less than 0.01%.

jRounds to less than 0.01%.

kExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010		2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.03	$14.66		$11.88		$18.91

Income from investment operations[b]:
Net investment income[c]	0.19[d]	0.35	[e]	0.19	[f]	0.17
Net realized and unrealized gains (losses)	0.72	1.26		2.87		(5.90)

Total from investment operations	0.91	1.61		3.06		(5.73)

Less distributions from:
Net investment income	—	(0.24)		(0.28)		(0.57)
Net realized gains	—	—		—		(0.73)

Total distributions	—	(0.24)		(0.28)		(1.30)

Net asset value, end of period	$16.94	$16.03		$14.66		$11.88

Total return[g]	5.68%	11.06%		25.94%		(32.12)%
Ratios to average net assets[h]
Expenses[i]	1.07%	1.09%	[j]	1.13%	[j]	1.08% [j]
Expenses incurred in connection with securities sold short	—%	0.02%		0.06%		—% [k]
Net investment income	2.28%[d]	2.31%	[e]	1.50%	[f]	1.81%

Supplemental data
Net assets, end of period (000’s)	$173,808	$167,274		$141,446		$57,266
Portfolio turnover rate	14.64%	32.05%		49.33%		44.11%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $0.02 per share related to interest income received that had previously been deemed uncollectible. Excluding this amount, the ratio of net investment income to average net assets would have been 2.01%.

eNet investment income per share includes approximately $0.11 per share received in the form of a special dividend paid in connection with a corporate REIT conversion. Excluding this non-recurring amount, the ratio of the net investment income to average net assets would have been 1.58%.

fNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.73%.

gTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

hRatios are annualized for periods less than one year.

iIncludes dividend expense on securities sold short and borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).

jBenefit of expense reduction rounds to less than 0.01%.

kRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Mutual Shares Securities Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 88.3%
Aerospace & Defense 0.4%
[a]GenCorp Inc.	United States	494,180	$3,172,636
[a]Huntington Ingalls Industries Inc.	United States	638,442	22,026,249

			25,198,885

Air Freight & Logistics 0.4%
PostNL NV	Netherlands	1,225,295	10,398,194
TNT Express NV	Netherlands	1,225,295	12,708,115

			23,106,309

Airlines 0.0%
[a,b,c]Northwest Airlines Corp., Contingent Distribution	United States	27,670,000	—

Auto Components 0.2%
[a,b,c]Collins & Aikman Products Co., Contingent Distribution	United States	929,505	9,295
[a,b,c]Dana Holding Corp., Contingent Distribution	United States	10,339,000	—
[a,d]IACNA Investor LLC	United States	168,957	1,690
[a,d]International Automotive Components Group Brazil LLC	Brazil	1,730,515	2,182,768
[d,e]International Automotive Components Group North America, LLC	United States	11,387,027	10,645,504

			12,839,257

Automobiles 1.4%
Daimler AG (EUR Traded)	Germany	575,677	43,151,745
[a]General Motors Co.	United States	1,329,590	40,366,352

			83,518,097

Beverages 3.9%
Brown-Forman Corp., A	United States	1,759	126,648
Coca-Cola Enterprises Inc.	United Kingdom	1,211,330	35,346,609
Dr. Pepper Snapple Group Inc.	United States	1,296,514	54,362,832
Foster’s Group Ltd.	Australia	3,560,630	19,664,861
PepsiCo Inc.	United States	677,058	47,685,195
[f]Pernod Ricard SA	France	792,451	78,109,280

			235,295,425

Biotechnology 1.4%
[a]Amgen Inc.	United States	1,165,850	68,027,348
[a]Cephalon Inc.	United States	236,970	18,933,903

			86,961,251

Building Products 0.8%
[a]Owens Corning Inc.	United States	1,293,251	48,302,925

Capital Markets 1.7%
Morgan Stanley	United States	2,582,478	59,422,819
[a]UBS AG (CHF Traded)	Switzerland	2,389,048	43,558,641

			102,981,460

Chemicals 1.3%
[a,b,c]Dow Corning Corp., Contingent Distribution	United States	650,000	25,000
Linde AG	Germany	455,240	79,814,108

			79,839,108

Commercial Banks 3.6%
Barclays PLC	United Kingdom	11,141,292	45,859,420
[a]CIT Group Inc.	United States	517,223	22,892,290
[a,d]Elephant Capital Holdings Ltd.	Japan	11,728	—

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
[a,d]First Southern Bancorp Inc.	United States	140,952	$1,665,869
[a]Guaranty Bancorp	United States	1,288,316	1,726,343
[a,d]NCB Warrant Holdings Ltd., A	Japan	57,295	—
PNC Financial Services Group Inc.	United States	1,091,270	65,050,605
[a]State Bank Financial Corp.	United States	433,000	7,088,210
Wells Fargo & Co.	United States	2,629,460	73,782,648

			218,065,385

Commercial Services & Supplies 0.0%†
[a]Comdisco Holding Co. Inc.	United States	180	1,121
[a,b,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	7,473,000	—

			1,121

Communications Equipment 1.0%
Cisco Systems Inc.	United States	2,643,550	41,265,815
[a]Motorola Solutions Inc.	United States	405,474	18,668,023

			59,933,838

Computers & Peripherals 1.1%
[a,b,c]DecisionOne Corp., Contingent Distribution	United States	167,652	—
Hewlett-Packard Co.	United States	1,779,263	64,765,173

			64,765,173

Consumer Finance 0.3%
[a,d]Ally Financial Inc.	United States	1,376	10,461,096
[a,d]Cerberus CG Investor I LLC	United States	16,365,671	2,495,765
[a,d]Cerberus CG Investor II LLC	United States	16,365,425	2,495,727
[a,d]Cerberus CG Investor III LLC	United States	8,183,816	1,248,032

			16,700,620

Diversified Financial Services 2.1%
Bank of America Corp.	United States	4,328,920	47,444,963
[a,g]Bond Street Holdings LLC, A, 144A	United States	477,632	10,269,088
Deutsche Boerse AG	Germany	500,640	38,042,564
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	185,913
NYSE Euronext Inc.	United States	888,040	30,433,131

			126,375,659

Diversified Telecommunication Services 1.4%
AboveNet Inc.	United States	131,103	9,237,517
Cable & Wireless Communication PLC	United Kingdom	20,212,409	13,137,752
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Telefonica SA	Spain	2,577,369	63,015,462

			85,390,731

Electric Utilities 2.7%
Brookfield Infrastructure Partners LP	Canada	1,090,066	27,306,153
[a,b,c]Calpine Corp., Contingent Distribution	United States	4,555,000	—
E.ON AG	Germany	2,156,953	61,416,426
Entergy Corp.	United States	319,190	21,794,293
Exelon Corp.	United States	1,196,059	51,239,168
[a,d]Prime AET&D Holdings No. 1 Pty. Ltd.	Australia	4,709,226	—

			161,756,040

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Electrical Equipment 0.1%
Alstom SA	France	131,610	$8,115,123

Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	United States	1,199,372	44,088,915

Energy Equipment & Services 1.7%
Ensco PLC, ADR	United States	390,875	20,833,637
[a]Exterran Holding Inc.	United States	613,890	12,173,439
Transocean Ltd.	United States	1,037,787	66,999,529

			100,006,605

Food & Staples Retailing 4.8%
[f]Carrefour SA	France	531,251	21,817,549
CVS Caremark Corp.	United States	4,127,273	155,102,919
The Kroger Co.	United States	2,826,498	70,097,150
Wal-Mart Stores Inc.	United States	781,682	41,538,582

			288,556,200

Food Products 4.6%
General Mills Inc.	United States	1,253,560	46,657,503
Kraft Foods Inc., A	United States	3,883,322	136,809,434
Nestle SA	Switzerland	1,570,453	97,592,970

			281,059,907

Health Care Equipment & Supplies 2.0%
[a]Boston Scientific Corp.	United States	4,521,950	31,246,674
Medtronic Inc.	United States	1,691,120	65,158,854
[a]Zimmer Holdings Inc.	United States	391,631	24,751,079

			121,156,607

Health Care Providers & Services 3.4%
[a]Community Health Systems Inc.	United States	1,277,022	32,793,925
[a]Coventry Health Care Inc.	United States	603,600	22,013,292
[a]Tenet Healthcare Corp.	United States	6,379,987	39,811,119
UnitedHealth Group Inc.	United States	2,164,589	111,649,500

			206,267,836

Hotels, Restaurants & Leisure 0.1%
[a,d,h]GLCP Harrah’s Investment LP	United States	5,565,600	1,336,857
Thomas Cook Group PLC	United Kingdom	1,474,171	3,147,826

			4,484,683

Independent Power Producers & Energy Traders 0.8%
[a]NRG Energy Inc.	United States	1,951,380	47,964,920

Industrial Conglomerates 0.9%
Koninklijke Philips Electronics NV	Netherlands	958,590	24,618,660
Orkla ASA	Norway	3,238,639	30,682,917

			55,301,577

Insurance 4.7%
ACE Ltd.	United States	939,785	61,856,649
[a]Alleghany Corp.	United States	24,779	8,254,133
American International Group Inc.	United States	1,888,540	55,371,993
[a]CNO Financial Group Inc.	United States	964,957	7,632,810
MetLife Inc.	United States	649,210	28,480,843

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
Old Republic International Corp.	United States	2,329,142	$27,367,418
[a,d]Olympus Re Holdings Ltd.	United States	16,280	4,524
White Mountains Insurance Group Ltd.	United States	140,935	59,215,250
Zurich Financial Services AG	Switzerland	137,066	34,657,744

			282,841,364

IT Services 0.0%†
Glodyne Technoserve Ltd.	India	11,058	85,630

Leisure Equipment & Products 0.7%
Mattel Inc.	United States	1,509,886	41,506,766

Machinery 0.6%
Federal Signal Corp.	United States	930,921	6,106,842
Stanley Black & Decker Inc.	United States	436,490	31,449,104

			37,555,946

Marine 1.1%
A.P. Moller - Maersk AS, B	Denmark	7,669	66,141,118

Media 6.1%
British Sky Broadcasting Group PLC	United Kingdom	4,160,735	56,542,268
News Corp., A	United States	4,342,369	76,859,931
Time Warner Cable Inc.	United States	964,069	75,235,945
Time Warner Inc.	United States	1,929,216	70,165,586
Viacom Inc., B	United States	964,552	49,192,152
Virgin Media Inc.	United Kingdom	1,324,299	39,636,269

			367,632,151

Metals & Mining 1.3%
ThyssenKrupp AG	Germany	1,476,769	76,356,490

Multi-Utilities 0.7%
GDF Suez	France	1,100,662	40,278,217

Office Electronics 1.7%
Xerox Corp.	United States	9,760,804	101,609,970

Oil, Gas & Consumable Fuels 4.9%
BP PLC	United Kingdom	4,211,280	30,985,183
Marathon Oil Corp.	United States	2,325,884	122,527,569
Murphy Oil Corp.	United States	518,902	34,071,105
Royal Dutch Shell PLC, A	United Kingdom	2,313,887	82,142,234
The Williams Cos. Inc.	United States	884,304	26,750,196

			296,476,287

Paper & Forest Products 2.4%
Domtar Corp.	United States	203,789	19,302,894
International Paper Co.	United States	2,508,784	74,811,939
MeadWestvaco Corp.	United States	1,464,799	48,792,455

			142,907,288

Pharmaceuticals 6.3%
Eli Lilly & Co.	United States	2,461,070	92,363,957
Merck & Co. Inc.	United States	3,007,790	106,144,909
Novartis AG, ADR	Switzerland	746,058	45,591,604
Pfizer Inc.	United States	5,598,414	115,327,329
[a]Sanofi, Contingent Value rts., 12/31/20	France	849,460	2,047,199

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd., ADR	Israel	461,170	$22,237,617

			383,712,615

Real Estate Investment Trusts (REITs) 1.4%
Alexander’s Inc.	United States	49,326	19,582,422
Weyerhaeuser Co.	United States	3,122,690	68,262,003

			87,844,425

Real Estate Management & Development 0.2%
[c]Canary Wharf Group PLC	United Kingdom	1,535,898	7,426,390
[a]Forestar Group Inc.	United States	320,853	5,271,615

			12,698,005

Semiconductors & Semiconductor Equipment 0.9%
[a]LSI Corp.	United States	7,984,446	56,849,256

Software 2.8%
Microsoft Corp.	United States	4,335,303	112,717,878
Nintendo Co. Ltd.	Japan	123,923	23,197,561
[a]Symantec Corp.	United States	1,739,900	34,310,828

			170,226,267

Tobacco 8.2%
Altria Group Inc.	United States	3,812,114	100,677,931
British American Tobacco PLC	United Kingdom	3,534,227	154,918,705
British American Tobacco PLC, ADR	United Kingdom	4,218	371,184
Imperial Tobacco Group PLC	United Kingdom	2,931,169	97,401,144
Japan Tobacco Inc.	Japan	2,843	10,929,862
Lorillard Inc.	United States	405,204	44,114,559
Philip Morris International Inc.	United States	648,530	43,302,348
Reynolds American Inc.	United States	1,129,732	41,856,571

			493,572,304

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	United Kingdom	33,562,610	89,065,168

Total Common Stocks and Other Equity Interests (Cost $4,655,043,649)			5,335,392,924

Convertible Preferred Stocks (Cost $241,000) 0.0%†
Commercial Banks 0.0%†
[a,d]First Southern Bancorp Inc., cvt. pfd., C	United States	241	985,129

		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.3%
[i,j]Boston Generating LLC, Revolver, 6.50%, 12/21/13	United States	9,108	3,108
Synthetic Letter of Credit, 6.878%, 12/21/13	United States	17,059	5,821
Term Loan B, 6.50%, 12/21/13	United States	535,469	182,729
[d]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	2,432	2,432
[i,j]CIT Group Inc., Term Loan Tranche 3, 6.25%, 8/11/15	United States	11,079,747	11,166,801
Clear Channel Communications Inc., [i,j]Delayed Draw 2 Term Loan, 3.836%, 1/29/16	United States	5,945,000	4,912,056
[k]senior note, PIK, 11.00%, 8/01/16	United States	12,556,000	11,174,840

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
Clear Channel Communications Inc. (continued)
[i,j]Tranche B Term Loan, 3.836%, 1/29/16	United States	35,406,000		$29,713,423
[i,j]Tranche C Term Loan, 3.836%, 1/29/16	United States	6,902,668		5,763,728
[g]OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12	Canada	3,143,000		3,174,430
[f]9.75%, 8/15/13	Canada	8,435,000		8,413,912
Realogy Corp., [i,j]Extended First Lien Term Loan, 4.518%, 10/10/16	United States	38,503,226		34,364,129
[i,j,l]Extended Revolver, 3.44%, 4/10/16	United States	2,218,314		1,927,160
[i,j]Extended Synthetic Letter of Credit, 3.221%, 10/10/16	United States	3,488,079		3,113,111
Second Lien Term Loan, 13.50%, 10/15/17	United States	1,642,000		1,743,257
[g]senior secured note, 144A, 7.875%, 2/15/19	United States	2,218,000		2,206,910
[i,j]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.69%, 10/10/17	United States	90,618,405		70,925,213
[g]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	6,672,000		6,588,600

Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $199,177,269)				195,381,660

		Shares
Companies in Liquidation 0.0%†
[a]Adelphia Recovery Trust	United States	29,283,354		2,928
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453		78,218
[a,d,e,h]CB FIM Coinvestors LLC	United States	6,400,507		—
[a,b,c]Century Communications Corp., Contingent Distribution	United States	5,487,000		—
[a,d]FIM Coinvestor Holdings I, LLC	United States	8,006,950		—
[a,b,c]Tropicana Litigation Trust	United States	18,305,000		—

		Principal Amount*
[c,m]Peregrine Investments Holdings Ltd., 1/15/98	Hong Kong	5,000,000	JPY	—
[c,m]PIV Investment Finance (Cayman) Ltd., 12/01/00	Hong Kong	12,200,000		—

Total Companies in Liquidation (Cost $2,791,061)				81,146

Total Investments before Short Term Investments (Cost $4,857,252,979)				5,531,840,859

Short Term Investments 9.3%
U.S. Government and Agency Securities 7.9%
[n]FHLB, 7/01/11 - 7/11/11	United States	65,000,000		64,999,920
[n]U.S. Treasury Bills, 11/17/11	United States	65,000,000		64,988,235
[o]7/07/11 - 12/22/11	United States	344,900,000		344,869,819

Total U.S. Government and Agency Securities (Cost $474,786,185)				474,857,974

Total Investments before Money Market Funds (Cost $5,332,039,164)				6,006,698,833

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares	Value
[p]Investments from Cash Collateral Received for Loaned Securities (Cost $87,091,445) 1.4%
Money Market Funds 1.4%
[q]BNY Mellon Overnight Government Fund, 0.05%	United States	87,091,445	$87,091,445

Total Investments (Cost $5,419,130,609) 100.9%			6,093,790,278
Other Assets, less Liabilities (0.9)%			(52,317,872)

Net Assets 100.0%			$6,041,472,406

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2011, the aggregate value of these securities was $7,646,598, representing 0.13% of net assets.

dSee Note 9 regarding restricted securities.

eAt June 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

fA portion or all of the security is on loan at June 30, 2011. See Note 1(e).

gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $30,652,940, representing 0.51% of net assets.

hSee Note 13 regarding holdings of 5% voting securities.

iThe coupon rate shown represents the rate at period end.

jSee Note 1(f) regarding senior floating rate interests.

kIncome may be received in additional securities and/or cash.

lSee Note 10 regarding unfunded loan commitments.

mSee Note 7 regarding credit risk and defaulted securities.

nThe security is traded on a discount basis with no stated coupon rate.

oSecurity or a portion of the security has been segregated as collateral for open future contracts. At June 30, 2011, the aggregate value of this security amounted to $636,968, representing 0.01% of net assets.

pSee Note 1(e) regarding securities on loan.

qThe rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund

At June 30, 2011, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	111	$20,102,100	9/19/11	$127,240	$—
GBP/USD	Short	126	12,640,163	9/19/11	258,812	—

Unrealized appreciation (depreciation)					386,052	—

Net unrealized appreciation (depreciation)					$386,052

At June 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	BOFA	Sell	33,450,932	$53,554,942	7/15/11	$—	$(120,253)
British Pound	SSBT	Sell	45,000,000	73,260,000	7/15/11	1,053,229	—
British Pound	DBAB	Sell	1,861,100	3,026,074	7/15/11	39,763	—
Euro	BZWS	Sell	32,944,493	47,596,062	7/15/11	—	(158,276)
Euro	BOFA	Sell	32,944,493	47,598,204	7/15/11	—	(156,135)
Euro	DBAB	Sell	2,420,000	3,448,481	7/15/11	—	(59,404)
Euro	BOFA	Buy	92,275	130,035	7/15/11	3,722	—
Euro	DBAB	Sell	39,677,814	54,596,673	7/29/11	—	(2,895,280)
Euro	BZWS	Sell	30,871,126	43,372,059	7/29/11	—	(1,359,268)
Euro	DBAB	Buy	13,954,619	19,724,854	7/29/11	494,967	—
Swiss Franc	BZWS	Sell	27,017,354	30,915,842	8/10/11	—	(1,224,971)
Swiss Franc	DBAB	Sell	25,313,293	28,896,453	8/10/11	—	(1,217,147)
Swiss Franc	SSBT	Sell	17,819,277	20,388,189	8/10/11	—	(810,262)
Swiss Franc	DBAB	Buy	1,560,000	1,878,228	8/10/11	—	(22,396)
Swiss Franc	BOFA	Sell	4,121,617	4,902,601	8/10/11	—	(622)
Swiss Franc	DBAB	Buy	1,505,126	1,773,633	8/10/11	16,918	—
Swiss Franc	BZWS	Buy	1,607,066	1,900,023	8/10/11	11,801	—
British Pound	BOFA	Buy	1,848,000	2,991,173	8/12/11	—	(26,952)
British Pound	DBAB	Sell	7,000,000	11,391,100	8/12/11	162,991	—
British Pound	BZWS	Sell	42,986,539	70,282,991	8/12/11	1,331,913	—
British Pound	BOFA	Sell	25,939,399	42,410,918	8/12/11	803,717	—
Euro	SSBT	Sell	28,758,497	40,773,797	8/18/11	—	(870,165)
Euro	HSBC	Sell	28,758,497	40,808,307	8/18/11	—	(835,654)
Euro	DBAB	Sell	13,000,000	18,655,000	8/18/11	—	(169,749)
Euro	DBAB	Buy	1,588,250	2,263,383	8/18/11	36,494	—
Euro	BZWS	Buy	4,900,000	6,939,409	8/18/11	156,073	—
Norwegian Krone	BZWS	Sell	214,126,262	38,445,951	8/19/11	—	(1,122,696)
Norwegian Krone	HAND	Buy	7,078,315	1,315,783	8/19/11	—	(7,773)
Norwegian Krone	HAND	Buy	23,117,394	4,212,727	8/19/11	59,164	—
Norwegian Krone	DBAB	Buy	30,710,182	5,648,491	8/19/11	26,480	—
Australian Dollar	BZWS	Sell	9,144,031	9,556,780	8/23/11	—	(179,478)
Australian Dollar	DBAB	Sell	7,958,176	8,317,553	8/23/11	—	(156,048)
Australian Dollar	DBAB	Buy	69,513	74,115	8/23/11	309	—
Euro	BOFA	Sell	42,060,105	59,163,846	8/31/11	—	(1,717,075)
Euro	BZWS	Sell	37,157,077	52,572,998	8/31/11	—	(1,210,916)
Euro	DBAB	Buy	1,122,487	1,633,420	8/31/11	—	(8,650)
Euro	BOFA	Buy	969,988	1,410,973	8/31/11	—	(6,941)
Euro	DBAB	Sell	760,000	1,099,386	8/31/11	—	(2,573)
Euro	SSBT	Buy	108,984	159,545	8/31/11	—	(1,792)
Euro	HSBC	Sell	30,306,682	43,453,721	9/15/11	—	(396,407)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Mutual Shares Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	28,659,919	$41,101,190	9/15/11	$—	$(366,269)
Euro	BZWS	Sell	584,230	846,403	9/15/11	—	(348)
Euro	DBAB	Buy	804,562	1,149,191	9/15/11	14,914	—
British Pound	BZWS	Buy	1,800,000	2,917,800	9/16/11	—	(31,817)
British Pound	SSBT	Sell	84,265,623	137,234,993	9/16/11	2,129,890	—
Japanese Yen	BOFA	Sell	1,889,485,796	22,960,903	10/20/11	—	(527,404)
Japanese Yen	DBAB	Sell	468,004,435	5,695,000	10/20/11	—	(122,790)
Japanese Yen	HSBC	Sell	156,205,120	1,890,000	10/20/11	—	(51,795)
Japanese Yen	BZWS	Sell	88,018,160	1,060,000	10/20/11	—	(34,159)
Japanese Yen	DBAB	Buy	231,344,368	2,881,017	10/20/11	—	(7,904)
Japanese Yen	BOFA	Buy	89,103,679	1,111,981	10/20/11	—	(4,328)
Japanese Yen	BZWS	Buy	51,320,790	639,953	10/20/11	—	(1,981)
Japanese Yen	BOFA	Buy	359,530,635	4,397,462	10/20/11	71,885	—
Japanese Yen	DBAB	Buy	202,414,034	2,502,014	10/20/11	14,207	—
Japanese Yen	SSBT	Buy	39,329,874	487,946	10/20/11	966	—
Japanese Yen	BZWS	Buy	36,000,000	445,500	10/20/11	2,017	—

Unrealized appreciation (depreciation)						6,431,420	(15,885,678)

Net unrealized appreciation (depreciation)							$(9,454,258)

See Abbreviations on page MS-37.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Mutual Shares Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,413,562,676
Cost - Non-controlled affiliated issuers (Note 13)	5,567,933

Total cost of investments	$5,419,130,609

Value - Unaffiliated issuers	$6,092,453,421
Value - Non-controlled affiliated issuers (Note 13)	1,336,857

Total value of investments (includes securities loaned in the amount of $82,627,615)	6,093,790,278
Cash	1,135,265
Foreign currency, at value (cost $35,679,628)	35,664,588
Receivables:
Investment securities sold (includes securities loaned in the amount of $5,377,189)	19,678,611
Capital shares sold	938,968
Dividends and interest	16,003,082
Unrealized appreciation on forward exchange contracts	6,431,420
Other assets	329,270

Total assets	6,173,971,482

Liabilities:
Payables:
Investment securities purchased	18,565,560
Capital shares redeemed	3,743,824
Affiliates	5,249,503
Variation margin	140,663
Payable upon return of securities loaned	87,091,445
Unrealized depreciation on forward exchange contracts	15,885,678
Unrealized depreciation on unfunded loan commitments (Note 10)	641,280
Accrued expenses and other liabilities	1,181,123

Total liabilities	132,499,076

Net assets, at value	$6,041,472,406

Net assets consist of:
Paid-in capital	$5,699,074,393
Undistributed net investment income	187,226,371
Net unrealized appreciation (depreciation)	665,360,368
Accumulated net realized gain (loss)	(510,188,726)

Net assets, at value	$6,041,472,406

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Mutual Shares Securities Fund
Class 1:
Net assets, at value	$1,579,342,522

Shares outstanding	92,392,189

Net asset value and maximum offering price per share	$17.09

Class 2:
Net assets, at value	$4,288,321,615

Shares outstanding	254,209,197

Net asset value and maximum offering price per share	$16.87

Class 4:
Net assets, at value	$173,808,269

Shares outstanding	10,259,616

Net asset value and maximum offering price per share	$16.94

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Mutual Shares Securities Fund
Investment income:
Dividends (net of foreign taxes of $3,315,817)	$82,832,371
Interest	14,647,118
Income from securities loaned	1,880,014

Total investment income	99,359,503

Expenses:
Management fees (Note 3a)	17,613,088
Administrative fees (Note 3b)	2,504,776
Distribution fees: (Note 3c)
Class 2	5,351,399
Class 4	299,955
Unaffiliated transfer agent fees	1,706
Custodian fees (Note 4)	202,401
Reports to shareholders	425,819
Professional fees	857,120
Trustees’ fees and expenses	11,093
Other	62,246

Total expenses	27,329,603

Net investment income	72,029,900

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	84,985,119
Foreign currency transactions	(73,056,202)
Futures contracts	(630,415)

Net realized gain (loss)	11,298,502

Net change in unrealized appreciation (depreciation) on:
Investments	242,114,394
Translation of other assets and liabilities denominated in foreign currencies	2,521,441

Net change in unrealized appreciation (depreciation)	244,635,835

Net realized and unrealized gain (loss)	255,934,337

Net increase (decrease) in net assets resulting from operations	$327,964,237

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Shares Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$72,029,900	$125,525,670
Net realized gain (loss) from investments, foreign currency transactions, futures contracts and securities sold short	11,298,502	126,268,882
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	244,635,835	300,848,655

Net increase (decrease) in net assets resulting from operations	327,964,237	552,643,207

Distributions to shareholders from:
Net investment income:
Class 1	—	(18,628,775)
Class 2	—	(62,378,105)
Class 4	—	(2,455,400)

Total distributions to shareholders	—	(83,462,280)

Capital share transactions: (Note 2)
Class 1	198,330,308	440,450,926
Class 2	(139,537,389)	(125,986,124)
Class 4	(2,899,965)	11,534,796

Total capital share transactions	55,892,954	325,999,598

Net increase (decrease) in net assets	383,857,191	795,180,525
Net assets:
Beginning of period	5,657,615,215	4,862,434,690

End of period	$6,041,472,406	$5,657,615,215

Undistributed net investment income included in net assets:
End of period	$187,226,371	$115,196,471

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Mutual Shares Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into futures contracts primarily to manage foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an underlying instrument for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Derivative Financial Instruments (continued)

The Fund entered into forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 12 regarding other derivative information.

d. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any security borrowing fees are recorded as an expense to the Fund.

e. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

f. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Income Taxes (continued)

returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,990,815	$218,913,005	37,999,296	$576,826,047
Shares issued in reinvestment of distributions	—	—	1,260,404	18,628,775
Shares redeemed	(1,215,089)	(20,582,697)	(10,669,332)	(155,003,896)

Net increase (decrease)	11,775,726	$198,330,308	28,590,368	$440,450,926

Class 2 Shares:
Shares sold	11,241,447	$187,341,289	24,723,011	$370,497,941
Shares issued in reinvestment of distributions	—	—	4,269,549	62,378,105
Shares redeemed	(19,616,350)	(326,878,678)	(37,538,246)	(558,862,170)

Net increase (decrease)	(8,374,903)	$(139,537,389)	(8,545,686)	$(125,986,124)

Class 4 Shares:
Shares sold	205,216	$3,443,958	1,277,647	$19,039,058
Shares issued on reinvestment of distributions	—	—	167,148	2,455,400
Shares redeemed	(382,057)	(6,343,923)	(654,528)	(9,959,662)

Net increase (decrease)	(176,841)	$(2,899,965)	790,267	$11,534,796

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.530%	Over $15 billion, up to and including $20 billion
0.510%	In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Other Affiliated Transactions

At June 30, 2011, Franklin Templeton Variable Insurance Products Trust – Franklin Templeton VIP Founding Funds Allocation Fund owned 18.08% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the Fund had tax basis capital losses of $510,953,703 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

5. INCOME TAXES (continued)

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,453,377,217

Unrealized appreciation	$994,370,950
Unrealized depreciation	(353,957,889)

Net unrealized appreciation (depreciation)	$640,413,061

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, pass-through entity income, bond discounts and premiums, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $943,791,516 and $800,718,291, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2011, the aggregate value of distressed company securities for which interest recognition has been discontinued was $0. For information as to specific securities, see the accompanying Statement of Investments.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

9. RESTRICTED SECURITIES (continued)

At June 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares	Issuer	Acquisition Dates	Cost	Value
1,376	Ally Financial Inc.	11/20/06 - 6/02/09	$6,501,522	$10,461,096
2,432	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	2,432	2,432
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
16,365,671	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	8,338,044	2,495,765
16,365,425	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	8,337,906	2,495,727
8,183,816	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	4,169,573	1,248,032
11,728	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	1,813,542	—
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
140,952	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,974,087	1,665,869
241	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	241,000	985,129
5,565,600	GLCP Harrah’s Investment LP	1/15/08	5,567,933	1,336,857
168,957	IACNA Investor LLC	7/24/08	62,949	1,690
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	2,182,768
11,387,027	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	13,926,539	10,645,504
57,295	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	539,528	—
16,280	Olympus Re Holdings Ltd.	12/19/01	1,540,390	4,524
4,709,226	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10	—	—

	Total Restricted Securities (0.55% of Net Assets)			$33,525,393

10. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2011, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Realogy Corp., Extended Revolver, 3.44%, 4/10/16	$5,815,049

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

11. UNFUNDED CAPITAL COMMITMENTS

The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in an unrealized loss, the Fund recognizes such losses on the Statement of Assets and Liabilities and the Statement of Operations.

At June 30, 2011, the Fund had aggregate unfunded capital commitments of $329,837, for which no depreciation has been recognized.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

12. OTHER DERIVATIVE INFORMATION

At June 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consists of net unrealized appreciation (depreciation)	$6,817,472[a]	Unrealized depreciation on forward exchange contracts	$15,885,678

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions and futures contracts / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$(72,779,047)	$2,594,949

For the period ended June 30, 2011, the average month end market value of derivatives represented 0.55% of average month end net assets. The average month end number of open derivative contracts for the period was 105.

See Note 1(c) regarding derivative financial instruments.

13. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2011, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
CB FIM Coinvestors LLC	6,400,507	—	—	6,400,507	$—	$—	$—
GLCP Harrah’s Investment LP	5,565,600	—	—	5,565,600	1,336,857	—	—

Total Affiliated Securities (0.02% of Net Assets)					$1,336,857	$—	$—

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

14. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

15. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$—	$—	$12,839,257	[b]	$12,839,257
Chemicals	79,814,108	—	25,000		79,839,108
Commercial Banks	216,399,516	—	2,650,998	[b]	219,050,514
Commercial Services & Supplies	—	1,121	—	[b]	1,121
Consumer Finance	—	—	16,700,620		16,700,620
Diversified Financial Services	115,920,658	10,269,088	185,913		126,375,659
Hotels, Restaurants & Leisure	3,147,826	—	1,336,857		4,484,683
Insurance	282,836,840	—	4,524		282,841,364
Real Estate Management & Development	5,271,615	—	7,426,390		12,698,005
Other Equity Investments[c]	4,581,547,722	—	—	[b]	4,581,547,722
Corporate Bonds, Notes and Senior Floating Rate Interests	—	195,379,228	2,432		195,381,660
Companies in Liquidation	—	81,146	—	[b]	81,146
Short Term Investments	409,858,054	152,091,365	—		561,949,419

Total Investments in Securities	$5,694,796,339	$357,821,948	$41,171,991		$6,093,790,278

Forward Exchange Contracts	—	6,431,420	—		6,431,420
Futures Contracts	386,052	—	—		386,052
Liabilities:
Forward Exchange Contracts	—	15,885,678	—		15,885,678
Unfunded Loan Commitments	—	641,280	—		641,280

aIncludes common and convertible preferred stocks as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2011.

cFor detailed industry descriptions, see the accompanying Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period		Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$17,504,881	[d]	$—	$—	$—	$—	$(27,152)	$27,152	$(4,665,624)	$12,839,257	[d]	$(4,665,624)
Chemicals	25,000		—	—	—	—	—	—	—	25,000		—
Commercial Banks	2,688,630	[d]	—	—	—	—	—	—	(37,632)	2,650,998	[d]	(37,632)
Consumer Finance	28,388,621		—	—	—	—	(2,066,915)	—	(9,621,086)	16,700,620		(9,621,086)
Diversified Financial Services	—	[d]	—	—	—	—	—	—	185,913	185,913		185,913
Diversified Telecommunication Services	—	[d]	—	—	—	—	(194)	194	—	—	[d]	—
Electric Utilities	23,791,010	[d]	—	(22,079,951)	—	—	—	—	(1,711,059)	—		—
Hotels, Restaurants & Leisure	2,369,832		—	—	—	—	—	—	(1,032,975)	1,336,857		(1,032,975)
Insurance	6,186		—	—	—	—	—	—	(1,662)	4,524		(1,662)
IT Services	95,515		—	—	—	(51,270)	—	—	(44,245)	—		—
Real Estate Management & Development	6,659,198		—	—	—	—	—	—	767,192	7,426,390		767,192
Corporate Bonds, Notes and Senior Floating Rate Interests	15,986,080		—	(19,390,824)	—	—	—	—	3,407,176	2,432		—

Total	$97,514,953		$—	$(41,470,775)	$—	$(51,270)	$(2,094,261)	$27,346	$(12,754,002)	$41,171,991		$(14,405,874)

aThe investment was transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.

bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

cIncludes common and convertible preferred stocks as well as other equity investments.

dIncludes securities determined to have no value.

16. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

17. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

BOFA - Bank of America Corp.	CHF - Swiss Franc	ADR - American Depository Receipt
BZWS - Barclays Bank PLC	EUR - Euro	FHLB - Federal Home Loan Bank
DBAB - Deutsche Bank AG	GBP - British Pound	PIK - Payment-In-Kind
HAND - Svenska Handelsbanken	JPY - Japanese Yen
HSBC - HSBC Bank USA, N.A.	USD - United States Dollar
SSBT - State Street Bank and Trust Co.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

We are pleased to bring you Templeton Developing Markets Securities Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Templeton Developing Markets Securities Fund – Class 1 delivered a +1.20% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. In comparison, the MSCI Emerging Markets Index generated a +1.03% total return, and the Standard & Poor’s International Finance Corporation Investable Composite Index posted a +0.70% total return for the same period.1 Please note that index performance numbers are for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

During the first six months of 2011, global markets experienced heightened volatility. Although the year started on a positive note, markets quickly declined following political instability and riots in the Middle East and North Africa. Investors grew increasingly worried that contagion from the region could spread further and subsequently derail the global economic recovery. On the economic front, rising inflationary pressures and the implementation of monetary tightening measures in some emerging markets further fueled slower global economic growth concerns. The correction in stock prices was, however, short-lived as investors focused on the long-term opportunities and prospects of the wider emerging market asset class. This led investment into emerging markets to turn positive in April, after two consecutive months of net outflows.

Markets, however, fell again in May as focus shifted to debt restructuring issues in the eurozone. Investors adopted a more risk-averse position over Greece’s credit rating downgrade and concerns the debt crisis could spread to larger economies such as Spain. The postponed disbursement of European Union (EU) funds to Greece coupled with that country’s political uncertainty further heightened market volatility in June. However, the survival of Prime Minister George Papandreou in a vote of confidence, the passing of austerity measures in Greece and the EU’s promises of a second bailout in July led markets to turn around. Within this environment, emerging markets ended the first half of the year with a slightly positive return.

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investing in emerging or developing markets is subject to all the risks of foreign investing generally as well as additional, heightened risks, including currency fluctuations, economic instability, market volatility, political and social instability, the relatively smaller size and lesser liquidity of these markets, and less government supervision and regulation of business and industry practices. The Fund may have significant investments in one or more countries or in particular sectors or industries from time to time, and may carry greater risk of adverse developments in a country, sector or industry than a fund that invests more broadly. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Investment Strategy

We employ a fundamental research, value-oriented, long-term investment approach. We focus on the market price of a company’s securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment. We invest in securities without regard to benchmark comparisons.

Manager’s Discussion

During the six-month reporting period, key contributors to Fund performance included Astra International, Indonesia’s leading car and motorcycle company, Gazprom, a major Russian global gas producer, and President Chain Store, operator of leading, global convenience store chain 7-Eleven in Taiwan. Astra recorded significantly higher net income in the first quarter of 2011 due to greater domestic demand for motor vehicles and higher profits from its heavy equipment and palm oil businesses. The company profited from Indonesia’s robust economic growth, higher incomes and affordable credit. Gazprom benefited from higher earnings due to strong demand and expectations of greater European demand in 2011. In our analysis, Gazprom is well positioned to gain from the long-term trend in rising commodity prices and supply shocks in regions such as the Middle East. President Chain Store also showed solid corporate results, superior brand franchise and higher domestic demand, which supported its share price performance. Our analysis indicates a strong growth outlook for President Chain Store as it could be a beneficiary of Taiwan’s domestic recovery and rising Chinese tourism.

In contrast, three notable detractors were from India. The Indian market was one of the worst emerging market performers in the first half of 2011. The major domestic factors leading to the market correction were concerns of easing gross domestic product growth, higher inflation and interest rates, as well as uncertainty surrounding the implementation of a tax policy on Mauritius fund flows into India’s stock market. Weighing on Fund performance were Hindalco Industries, a major Indian producer of aluminum, Sesa Goa, India’s leading iron ore producer, and Infosys, one of the top information technology consulting companies in India. Weakening commodity prices during the period also adversely affected the share prices of Hindalco and Sesa Goa, while a stronger

Indian rupee impacted Infosys. Taking a longer term view, however, our analysis shows Hindalco and Sesa Goa could benefit from global demand for metals supporting higher commodity prices. In addition, in our view Infosys is well positioned to benefit from the outsourcing trend of services to Indian consulting companies.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

During the past six months, we increased the Fund’s holdings in Singapore, Australia, Indonesia and Thailand as we searched for attractive investment opportunities. We added to our holdings in construction, Internet software and services, industrial machinery, and industrial conglomerates companies. Key purchases included Australia’s BHP Billiton, a major diversified natural resources company with significant sales in emerging markets, SembCorp Marine, Singapore’s premier global marine and offshore engineering group, and Tencent Holdings, China’s leading provider of Internet and mobile phone value-added services.

Conversely, the Fund reduced its investments in Brazil, India, Mexico, South Africa and China via China H shares to focus on attractively valued stocks within our investment universe.2 We trimmed our holdings primarily in catalog retail, marine, wireless telecommunication services, coal and consumable fuels, and diversified metals and mining companies. In addition, we identified and reduced several holdings that had reached their target prices by the end of the reporting period including Brazilian cosmetics company Natura Cosmeticos, Russian wireless service provider Mobile Telesystems, and Chinese coal producer China Coal Energy. The Fund eliminated its positions in China Coal Energy and Mobile Telesystems by period-end.

2. “China-H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

Top 10 Holdings

Templeton Developing Markets

Securities Fund

6/30/11

Company Sector/Industry, Country	% of Total Net Assets
Vale SA, ADR, pfd., A	6.5%
Metals & Mining, Brazil
Tata Consultancy Services Ltd.	6.4%
IT Services, India
AmBev (Companhia de Bebidas das Americas), ord. & IDR	4.9%
Beverages, Brazil
Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel), ADR	4.5%
Metals & Mining, Russia
Itau Unibanco Holding SA, ADR	4.3%
Commercial Banks, Brazil
Gazprom, ADR	4.1%
Oil, Gas & Consumable Fuels, Russia
PT Astra International Tbk	3.7%
Automobiles, Indonesia
LUKOIL Holdings, ADR	3.2%
Oil, Gas & Consumable Fuels, Russia
Sberbank RF	2.9%
Commercial Banks, Russia
President Chain Store Corp.	2.7%
Food & Staples Retailing, Taiwain

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/11

% of Total Net Assets
Brazil	21.3%
Russia	17.6%
India	14.6%
China	11.3%
Indonesia	6.7%
Thailand	4.2%
U.K.	4.1%
Turkey	3.5%
Taiwan	3.0%
Hong Kong	2.2%

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,012.00	$7.13
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.15

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (1.43%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED JULY 15, 2011

TO THE PROSPECTUS DATED MAY 1, 2011

OF

TEMPLETON DEVELOPING MARKETS SECURITIES FUND – CLASS 1

(a series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)).

The prospectus is amended as follows:

1.  On page TD-S1 of the Fund Summary, under “Fees and Expenses of the Fund,” the “Annual Fund Operating Expenses” table and “Example” are replaced with the following:

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	1.11%
Distribution and service (12b-1) fees	None
Other expenses	0.26%

Acquired fund fees and expenses[1]	0.01%

Total annual Fund operating expenses	1.38%

Fee waiver and/or expense reimbursement[1]	-0.01%

Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.37%

1.	Restated to reflect the decrease in the investment management fee effective May 1, 2011. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreement may not be terminated during the term set forth above. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not reflect the decrease in management fee and the acquired fund fees and expenses.

2.	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$139	$436	$754	$1,657

2.  The text under the heading “Portfolio Turnover” on page TD-S1 of the Fund Summary is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.41% of the average value of its portfolio.

Please keep this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.40	$9.86	$6.11	$16.16	$13.92	$10.99

Income from investment operations[a]:
Net investment income[b]	0.08	0.09	0.12	0.16	0.32	0.24
Net realized and unrealized gains (losses)	0.05	1.63	4.02	(7.40)	3.51	2.84

Total from investment operations	0.13	1.72	4.14	(7.24)	3.83	3.08

Less distributions from:
Net investment income	(0.13)	(0.18)	(0.36)	(0.37)	(0.38)	(0.15)
Net realized gains	—	—	(0.03)	(2.44)	(1.21)	—

Total distributions	(0.13)	(0.18)	(0.39)	(2.81)	(1.59)	(0.15)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$11.40	$11.40	$9.86	$6.11	$16.16	$13.92

Total return[d]	1.20%	17.83%	73.32%	(52.62)%	29.09%	28.43%
Ratios to average net assets[e]
Expenses	1.43%	1.49% [f]	1.45% [f]	1.52% [f]	1.48% [f]	1.47% [f]
Net investment income	1.47%	0.87%	1.64%	1.52%	2.07%	1.93%

Supplemental data
Net assets, end of period (000’s)	$309,910	$347,242	$325,927	$234,213	$753,843	$749,120
Portfolio turnover rate	4.70%	24.41%	56.58% [g]	75.11% [g]	98.32%	53.65%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.30	$9.78	$6.04	$15.99	$13.79	$10.90

Income from investment operations[a]:
Net investment income[b]	0.07	0.06	0.11	0.15	0.27	0.20
Net realized and unrealized gains (losses)	0.05	1.62	3.98	(7.33)	3.49	2.82

Total from investment operations	0.12	1.68	4.09	(7.18)	3.76	3.02

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.32)	(0.33)	(0.35)	(0.13)
Net realized gains	—	—	(0.03)	(2.44)	(1.21)	—

Total distributions	(0.10)	(0.16)	(0.35)	(2.77)	(1.56)	(0.13)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$11.32	$11.30	$9.78	$6.04	$15.99	$13.79

Total return[d]	1.12%	17.58%	72.59%	(52.70)%	28.78%	28.09%
Ratios to average net assets[e]
Expenses	1.68%	1.74% [f]	1.70% [f]	1.77% [f]	1.73% [f]	1.72% [f]
Net investment income	1.22%	0.62%	1.39%	1.27%	1.82%	1.68%

Supplemental data
Net assets, end of period (000’s)	$366,156	$392,546	$435,947	$264,186	$1,090,549	$857,514
Portfolio turnover rate	4.70%	24.41%	56.58% [g]	75.11% [g]	98.32%	53.65%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 3		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.23	$9.73	$6.02	$15.96	$13.78	$10.90

Income from investment operations[a]:
Net investment income[b]	0.07	0.06	0.10	0.11	0.24	0.20
Net realized and unrealized gains (losses)	0.05	1.60	3.97	(7.27)	3.52	2.83

Total from investment operations	0.12	1.66	4.07	(7.16)	3.76	3.03

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.33)	(0.34)	(0.37)	(0.15)
Net realized gains	—	—	(0.03)	(2.44)	(1.21)	—

Total distributions	(0.10)	(0.16)	(0.36)	(2.78)	(1.58)	(0.15)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$11.25	$11.23	$9.73	$6.02	$15.96	$13.78

Total return[d]	1.13%	17.51%	72.63%	(52.67)%	28.70%	28.17%
Ratios to average net assets[e]
Expenses	1.68%	1.74% [f]	1.70% [f]	1.77% [f]	1.73% [f]	1.72% [f]
Net investment income	1.22%	0.62%	1.39%	1.27%	1.82%	1.68%

Supplemental data
Net assets, end of period (000’s)	$60,517	$66,484	$66,718	$32,953	$100,961	$43,372
Portfolio turnover rate	4.70%	24.41%	56.58% [g]	75.11% [g]	98.32%	53.65%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.30	$9.80	$6.09	$14.88

Income from investment operations[b]:
Net investment income (loss)[c]	0.06	0.05	0.09	(0.33)
Net realized and unrealized gains (losses)	0.06	1.61	4.00	(5.65)

Total from investment operations	0.12	1.66	4.09	(5.98)

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.35)	(0.37)
Net realized gains	—	—	(0.03)	(2.44)

Total distributions	(0.10)	(0.16)	(0.38)	(2.81)

Redemption fees[d]	—	—	—	—

Net asset value, end of period	$11.32	$11.30	$9.80	$6.09

Total return[e]	1.08%	17.41%	72.45%	(48.66)%
Ratios to average net assets[f]
Expenses	1.78%	1.84% [g]	1.80% [g]	1.87% [g]
Net investment income	1.12%	0.52%	1.29%	1.17%

Supplemental data
Net assets, end of period (000’s)	$33,809	$37,198	$26,362	$7,208
Portfolio turnover rate	4.70%	24.41%	56.58% [h]	75.11% [h]

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks 89.6%
Australia 1.0%
BHP Billiton Ltd.	Metals & Mining	166,062	$7,800,118

Brazil 11.8%
Companhia de Bebidas das Americas (AmBev)	Beverages	1,356,585	37,358,324
Companhia de Bebidas das Americas (AmBev), IDR	Beverages	5,765	158,759
Itau Unibanco Holding SA, ADR	Commercial Banks	1,419,474	33,428,613
[a]Itausa - Investimentos Itau SA, IDR	Commercial Banks	10,108	77,682
Natura Cosmeticos SA	Personal Products	277,532	6,931,857
Souza Cruz SA	Tobacco	995,350	12,659,804

			90,615,039

China 11.3%
[b]Aluminum Corp. of China Ltd., H	Metals & Mining	6,214,000	5,238,390
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,131,000	3,800,980
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	2,475,720	4,708,537
CNOOC Ltd.	Oil, Gas & Consumable Fuels	7,181,000	16,794,963
Golden Eagle Retail Group Ltd.	Multiline Retail	1,234,000	3,139,808
Great Wall Motor Co. Ltd., H	Automobiles	3,354,000	5,516,908
Guangzhou Automobile Group Co. Ltd., H	Automobiles	9,006,396	10,995,054
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,019,967	5,959,667
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	13,880,000	20,262,383
Tencent Holdings Ltd.	Internet Software & Services	130,600	3,547,896
Travelsky Technology Ltd., H	IT Services	1,967,000	1,238,577
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	532,200	5,954,102

			87,157,265

Hong Kong 2.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	8,320,811
VTech Holdings Ltd.	Communications Equipment	724,000	8,624,641

			16,945,452

India 14.6%
Coal India Ltd.	Oil, Gas & Consumable Fuels	759,353	6,676,453
Grasim Industries Ltd.	Chemicals	40,253	1,888,184
Hindalco Industries Ltd.	Metals & Mining	1,732,548	7,026,466
Infosys Ltd.	IT Services	238,290	15,523,288
National Aluminium Co. Ltd.	Metals & Mining	2,244,416	4,163,963
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,826,624	11,212,271
Sesa Goa Ltd.	Metals & Mining	1,076,310	6,804,411
Tata Chemicals Ltd.	Chemicals	1,172,718	9,773,526
Tata Consultancy Services Ltd.	IT Services	1,857,283	49,120,412

			112,188,974

Indonesia 6.7%
PT Astra International Tbk	Automobiles	3,806,000	28,201,633
PT Bank Central Asia Tbk	Commercial Banks	15,933,532	14,212,268
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	12,208,000	9,252,259

			51,666,160

Mexico 1.9%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	189,267	10,197,706
Kimberly Clark de Mexico SAB de CV, A	Household Products	650,871	4,280,546

			14,478,252

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Nigeria 0.1%
Nigerian Breweries PLC	Beverages	1,586,265	$900,790

Pakistan 1.7%
MCB Bank Ltd.	Commercial Banks	2,533,287	5,858,502
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,258,312	7,571,432

			13,429,934

Qatar 0.1%
Industries Qatar	Industrial Conglomerates	10,230	382,624

Russia 17.6%
[a]Gazprom, ADR	Oil, Gas & Consumable Fuels	1,703,600	24,787,380
[a]Gazprom, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	470,200	6,860,218
[c]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	75,208	4,794,510
[c]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	317,168	20,156,027
[a]Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	1,316,100	34,310,727
Sberbank RF	Commercial Banks	6,061,420	22,306,026
TNK-BP	Oil, Gas & Consumable Fuels	5,340,274	16,759,500
[d]Uralkali, GDR, Reg S	Chemicals	122,196	5,489,655

			135,464,043

Singapore 1.9%
Keppel Corp. Ltd.	Industrial Conglomerates	790,557	7,131,297
SembCorp Marine Ltd.	Machinery	1,778,000	7,671,904

			14,803,201

South Africa 1.2%
Remgro Ltd.	Diversified Financial Services	504,061	8,319,511
Tiger Brands Ltd.	Food Products	25,250	737,529

			9,057,040

South Korea 1.2%
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	48,967	9,201,390

Sweden 0.5%
Oriflame Cosmetics SA, SDR	Personal Products	75,287	3,705,108

Taiwan 3.0%
President Chain Store Corp.	Food & Staples Retailing	3,628,075	20,912,910
Uni-President China Holdings Ltd.	Food Products	3,767,000	2,333,272

			23,246,182

Thailand 4.2%
Kasikornbank PCL, fgn.	Commercial Banks	2,759,300	11,220,316
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,021,223	11,243,628
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	938,100	10,223,276

			32,687,220

Turkey 3.5%
Akbank TAS	Commercial Banks	2,712,311	12,532,240
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	600,504	14,724,039

			27,256,279

United Arab Emirates 1.0%
Emaar Properties PJSC	Real Estate Management & Development	8,942,377	7,352,567

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
United Kingdom 4.1%
Anglo American PLC	Metals & Mining	316,849	$15,691,092
Antofagasta PLC	Metals & Mining	704,479	15,755,166

			31,446,258

Vietnam 0.0%†
Petrovietnam Fertilizer and Chemical JSC	Chemicals	217,810	343,883

Total Common Stocks (Cost $399,485,124)			690,127,779

Preferred Stocks 10.6%
Brazil 9.5%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	582,431	11,934,011
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	1,018,810	7,823,197
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	130,588	4,006,440
Vale SA, ADR, pfd., A	Metals & Mining	1,717,475	49,738,076

			73,501,724

Chile 1.1%
Embotelladora Andina SA, pfd., A	Beverages	1,918,947	8,212,034

Total Preferred Stocks (Cost $34,455,712)			81,713,758

Total Investments before Short Term Investments (Cost $433,940,836)			771,841,537

[e]Investments from Cash Collateral Received for Loaned Securities (Cost $4,194,000) 0.5%
Money Market Funds 0.5%
United States 0.5%
[f]BNY Mellon Overnight Government Fund, 0.05%		4,194,000	4,194,000

Total Investments (Cost $438,134,836) 100.7%			776,035,537
Other Assets, less Liabilities (0.7)%			(5,643,547)

Net Assets 100.0%			$770,391,990

See Abbreviations on page TD-27.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2011. See Note 1(c).

cAt June 30,2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the value of this security was $5,489,655, representing 0.71% of net assets.

eSee Note 1(c) regarding securities on loan.

fThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost	$438,134,836

Value (includes securities loaned in the amount of $3,928,371)	$776,035,537
Foreign currency, at value (cost $407,859)	407,864
Receivables:
Investment securities sold	1,460,083
Capital shares sold	120,371
Dividends and interest	2,622,298
Foreign tax	51,726
Other assets	217

Total assets	780,698,096

Liabilities:
Payables:
Investment securities purchased	1,357,869
Capital shares redeemed	2,367,420
Affiliates	974,341
Funds advanced by custodian	1,058,070
Payable upon return of securities loaned	4,194,000
Accrued expenses and other liabilities	354,406

Total liabilities	10,306,106

Net assets, at value	$770,391,990

Net assets consist of:
Paid-in capital	$587,441,133
Distributions in excess of net investment income	(2,379,872)
Net unrealized appreciation (depreciation)	337,901,879
Accumulated net realized gain (loss)	(152,571,150)

Net assets, at value	$770,391,990

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Templeton Developing Markets Securities Fund
Class 1:
Net assets, at value	$309,910,041

Shares outstanding	27,178,783

Net asset value and maximum offering price per share	$11.40

Class 2:
Net assets, at value	$366,155,982

Shares outstanding	32,339,010

Net asset value and maximum offering price per share	$11.32

Class 3:
Net assets, at value	$60,517,340

Shares outstanding	5,377,835

Net asset value and maximum offering price per share[a]	$11.25

Class 4:
Net assets, at value	$33,808,627

Shares outstanding	2,985,862

Net asset value and maximum offering price per share	$11.32

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,214,070)	$11,485,071
Interest	22,148
Income from securities loaned	14,616

Total investment income	11,521,835

Expenses:
Management fees (Note 3a)	4,718,273
Administrative fees (Note 3b)	533,743
Distribution fees: (Note 3c)
Class 2	465,234
Class 3	77,298
Class 4	63,919
Unaffiliated transfer agent fees	1,447
Custodian fees (Note 4)	270,747
Reports to shareholders	112,393
Professional fees	28,299
Trustees’ fees and expenses	1,631
Other	14,673

Total expenses	6,287,657

Net investment income	5,234,178

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	20,407,170
Foreign currency transactions	127,417

Net realized gain (loss)	20,534,587

Net change in unrealized appreciation (depreciation) on:
Investments	(18,382,970)
Translation of other assets and liabilities denominated in foreign currencies	19,816
Change in deferred taxes on unrealized appreciation	53,321

Net change in unrealized appreciation (depreciation)	(18,309,833)

Net realized and unrealized gain (loss)	2,224,754

Net increase (decrease) in net assets resulting from operations	$7,458,932

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$5,234,178	$5,592,076
Net realized gain (loss) from investments and foreign currency transactions	20,534,587	49,761,078
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(18,309,833)	68,457,067

Net increase (decrease) in net assets resulting from operations	7,458,932	123,810,221

Distributions to shareholders from:
Net investment income:
Class 1	(3,575,470)	(5,483,924)
Class 2	(3,331,863)	(5,656,521)
Class 3	(556,039)	(947,886)
Class 4	(314,405)	(471,295)

Total distributions to shareholders	(7,777,777)	(12,559,626)

Capital share transactions: (Note 2)
Class 1	(37,035,335)	(22,233,537)
Class 2	(26,553,617)	(97,764,544)
Class 3	(5,886,229)	(9,001,736)
Class 4	(3,309,847)	6,238,252

Total capital share transactions	(72,785,028)	(122,761,565)

Redemption fees	25,916	26,367

Net increase (decrease) in net assets	(73,077,957)	(11,484,603)
Net assets:
Beginning of period	843,469,947	854,954,550

End of period	$770,391,990	$843,469,947

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(2,379,872)	$163,727

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Market Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Developing Markets Securities (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Market Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Market Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Market Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,842,420	$20,496,589	4,235,745	$44,045,245
Shares issued in reinvestment of distributions	324,453	3,575,470	603,956	5,483,924
Shares redeemed	(5,450,810)	(61,107,394)	(7,418,014)	(71,762,706)

Net increase (decrease)	(3,283,937)	$(37,035,335)	(2,578,313)	$(22,233,537)

Class 2 Shares:
Shares sold	3,188,055	$35,975,742	9,770,557	$97,538,996
Shares issued in reinvestment of distributions	304,558	3,331,863	627,805	5,656,521
Shares redeemed	(5,885,349)	(65,861,222)	(20,231,375)	(200,960,061)

Net increase (decrease)	(2,392,736)	$(26,553,617)	(9,833,013)	$(97,764,544)

Class 3 Shares:
Shares sold	637,604	$7,230,771	1,343,547	$13,467,640
Shares issued in reinvestment of distributions	51,154	556,039	105,791	947,886
Shares redeemed	(1,228,743)	(13,673,039)	(2,390,224)	(23,417,262)

Net increase (decrease)	(539,985)	$(5,886,229)	(940,886)	$(9,001,736)

Class 4 Shares:
Shares sold	327,116	$3,668,307	1,189,893	$11,893,157
Shares issued on reinvestment of distributions	28,739	314,405	52,250	471,295
Shares redeemed	(660,667)	(7,292,559)	(641,932)	(6,126,200)

Net increase (decrease)	(304,812)	$(3,309,847)	600,211	$6,238,252

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Market Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

Effective May 1, 2011, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

Prior to May 1, 2011, the Fund paid an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $500 million
1.200%	Over $500 million, up to and including $3 billion
1.150%	Over $3 billion, up to and including $4 billion
1.100%	Over $4 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Market Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the Fund had tax basis capital losses of $166,405,957 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$452,361,264

Unrealized appreciation	$332,029,941
Unrealized depreciation	(8,355,668)

Net unrealized appreciation (depreciation)	$323,674,273

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $37,796,019 and $100,495,194, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Market Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a,b]	$771,841,537	$—	$—	$771,841,537
Short Term Investments	—	4,194,000	—	4,194,000

Total Investments in Securities	$771,841,537	$4,194,000	$—	$776,035,537

aIncludes common and preferred stocks.

bFor detailed country descriptions, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt
SDR - Swedish Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0279	$0.1512
Class 2	$0.0279	$0.1247
Class 3	$0.0279	$0.1255
Class 4	$0.0279	$0.1215

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON FOREIGN SECURITIES FUND

We are pleased to bring you Templeton Foreign Securities Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Templeton Foreign Securities Fund – Class 1 delivered a +6.16% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which produced a +5.35% total return for the same period.1 Please note, index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

Global stock markets rose in the first half of 2011, though the positive momentum from the previous year waned as European sovereign debt turmoil escalated and signs emerged of an economic slowdown. Furthermore, geopolitical unrest sweeping the Middle East and North Africa roiled oil markets, and a devastating earthquake and tsunami in Japan severely disrupted global supply chains during the period. While the market recovered from these interferences, economic growth concerns persisted. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world’s largest economy, and manufacturing slowed in most major regions of the world. Japan’s earthquake, an early surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Nascent monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally. Asian and emerging market policymakers tightened aggressively as inflation reached post-crisis highs in many regions, while the European Central Bank raised interest rates for the first time in two years, deviating from the extraordinarily accommodative path of the Fed, which undertook a second round of quantitative easing during the reporting period.

Amid concerns of sustained accommodative monetary policy and declining economic growth rates in the U.S., politicians debated whether to raise the nation’s debt ceiling. Sovereign debt concerns continued to plague Europe, with Greece, Ireland, Portugal and Spain subject to rating downgrades in the first half of 2011. At period-end,

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging or developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund may have significant investments in one or more countries or in particular sectors, such as technology and financial services, from time to time, and may carry greater risk of adverse developments in a country or sector than a fund that invests more broadly. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

European politicians were working to pass painful austerity budgets despite fierce popular resistance, and discussions were ongoing about restructuring debt payments of the region’s most troubled sovereigns. Despite these challenges, continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported stock prices. Equity market leadership rotated toward defensive sectors as risk aversion increased, buoying even U.S. Treasuries toward period-end as near-term demand for perceived safe havens outweighed longer term concerns about the deteriorating U.S. credit profile. The dollar ultimately declined, however, against most currencies, broadly reflecting divergent interest rate and/or economic growth expectations.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, our stock selection in the financials sector benefited the Fund’s performance relative to the benchmark MSCI EAFE Index.2 Within the sector, overweighted positions in diversified financial services company ING Groep (Netherlands), life assurance and pension products provider Aviva (U.K.) and insurance and asset management company AXA (France) delivered strong returns. Our overweighting and stock selection in the health care sector also aided performance, and major contributors included relatively large positions in pharmaceutical companies Merck KGaA (Germany), Roche Holding (Switzerland) and Sanofi (France).3 Other positions that helped relative results included telecommunication and Internet services provider China Telecom4 (China) in the telecommunication services sector and business software solutions company SAP (Germany) in the information technology sector.5

2. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI.

3. The health care sector comprises life sciences tools and services and pharmaceuticals in the SOI.

4. Not an index component.

5. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; semiconductors and semiconductor equipment; and software in the SOI.

In contrast, our overweighted allocation in the information technology sector detracted from relative performance, largely due to positions in electronic manufacturing services provider Flextronics International4 (Singapore), electronics and microchip maker Samsung Electronics4 (South Korea), and video game hardware and software manufacturer Nintendo (Japan). Stock selection in the industrials sector also hindered relative results, largely due to our position in Hays4 (U.K.), a provider of business-to-business services including distribution, recruitment and office support.6 Other key detractors were commercial bank KB Financial Group4 (South Korea) and oil and gas producer Reliance Industries4 (India).

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

From a geographic perspective, our stock selection in Europe boosted the Fund’s relative performance, as our investments in France, the Netherlands, Norway, Russia4 and the U.K. generally outperformed. Our decision to underweight Japan and our stock selection in Asia were also beneficial, particularly stocks in China4 and Hong Kong. In contrast, the Fund’s overweighting and stock selection in North America hindered results due to the underperformance of our investments in Canada4 and Bermuda.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

6. The industrials sector comprises aerospace and defense, commercial services and supplies, electrical equipment, industrial conglomerates, and professional services in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Foreign Securities Fund

6/30/11

Company Sector/Industry, Country	% of Total Net Assets
Sanofi	3.2%
Pharmaceuticals, France
Vodafone Group PLC	2.8%
Wireless Telecommunication Services, U.K.
Roche Holding AG	2.7%
Pharmaceuticals, Switzerland
ING Groep NV	2.5%
Diversified Financial Services, Netherlands
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Semiconductors & Semiconductor Equipment, Taiwan
Samsung Electronics Co. Ltd.	2.4%
Semiconductors & Semiconductor Equipment, South Korea
Aviva PLC	2.3%
Insurance, U.K.
Statoil ASA	2.2%
Oil, Gas & Consumable Fuels, Norway
Tesco PLC	2.1%
Food & Staples Retailing, U.K.
GlaxoSmithKline PLC	2.1%
Pharmaceuticals, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,061.60	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.78%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.54	$13.68	$10.95	$20.57	$19.00	$15.84

Income from investment operations[a]:
Net investment income[b]	0.30	0.28	0.25	0.45	0.45	0.46
Net realized and unrealized gains (losses)	0.59	0.86	3.39	(8.01)	2.46	2.94

Total from investment operations	0.89	1.14	3.64	(7.56)	2.91	3.40

Less distributions from:
Net investment income	(0.28)	(0.28)	(0.43)	(0.45)	(0.44)	(0.24)
Net realized gains	—	—	(0.48)	(1.61)	(0.90)	—

Total distributions	(0.28)	(0.28)	(0.91)	(2.06)	(1.34)	(0.24)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$15.15	$14.54	$13.68	$10.95	$20.57	$19.00

Total return[d]	6.16%	8.67%	37.34%	(40.23)%	15.79%	21.70%
Ratios to average net assets[e]
Expenses	0.78%	0.78% [f]	0.78% [f]	0.77% [f]	0.75% [f]	0.75%	[f]
Net investment income	3.98%	2.10%	2.28%	2.82%	2.22%	2.63%

Supplemental data
Net assets, end of period (000’s)	$319,477	$321,282	$318,173	$262,725	$531,377	$594,991
Portfolio turnover rate	11.67%	19.16%	22.50%	18.27%	26.74%	18.97%	[g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.29	$13.45	$10.76	$20.25	$18.73	$15.63

Income from investment operations[a]:
Net investment income[b]	0.28	0.25	0.22	0.40	0.38	0.40
Net realized and unrealized gains (losses)	0.57	0.84	3.34	(7.89)	2.44	2.91

Total from investment operations	0.85	1.09	3.56	(7.49)	2.82	3.31

Less distributions from:
Net investment income	(0.24)	(0.25)	(0.39)	(0.39)	(0.40)	(0.21)
Net realized gains	—	—	(0.48)	(1.61)	(0.90)	—

Total distributions	(0.24)	(0.25)	(0.87)	(2.00)	(1.30)	(0.21)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$14.90	$14.29	$13.45	$10.76	$20.25	$18.73

Total return[d]	6.02%	8.41%	37.04%	(40.38)%	15.46%	21.44%
Ratios to average net assets[e]
Expenses	1.03%	1.03% [f]	1.03% [f]	1.02% [f]	1.00% [f]	1.00%	[f]
Net investment income	3.73%	1.85%	2.03%	2.57%	1.97%	2.38%

Supplemental data
Net assets, end of period (000’s)	$2,065,643	$2,090,757	$2,010,268	$1,702,038	$3,255,154	$2,941,374
Portfolio turnover rate	11.67%	19.16%	22.50%	18.27%	26.74%	18.97%	[g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 3		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.24	$13.37	$10.70	$20.18	$18.68	$15.60

Income from investment operations[a]:
Net investment income[b]	0.27	0.25	0.25	0.39	0.37	0.37
Net realized and unrealized gains (losses)	0.58	0.84	3.30	(7.84)	2.45	2.94

Total from investment operations	0.85	1.09	3.55	(7.45)	2.82	3.31

Less distributions from:
Net investment income	(0.24)	(0.22)	(0.40)	(0.42)	(0.42)	(0.23)
Net realized gains	—	—	(0.48)	(1.61)	(0.90)	—

Total distributions	(0.24)	(0.22)	(0.88)	(2.03)	(1.32)	(0.23)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$14.85	$14.24	$13.37	$10.70	$20.18	$18.68

Total return[d]	6.03%	8.41%	37.20%	(40.39)%	15.45%	21.46%
Ratios to average net assets[e]
Expenses	1.03%	1.03% [f]	1.03% [f]	1.02% [f]	1.00% [f]	1.00%	[f]
Net investment income	3.73%	1.85%	2.03%	2.57%	1.97%	2.38%

Supplemental data
Net assets, end of period (000’s)	$108,767	$108,766	$115,364	$271,061	$313,505	$150,417
Portfolio turnover rate	11.67%	19.16%	22.50%	18.27%	26.74%	18.97%	[g]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.43	$13.59	$10.91	$18.90

Income from investment operations[b]:
Net investment income[c]	0.28	0.17	0.21	0.15
Net realized and unrealized gains (losses)	0.57	0.92	3.37	(6.08)

Total from investment operations	0.85	1.09	3.58	(5.93)

Less distributions from:
Net investment income	(0.25)	(0.25)	(0.42)	(0.45)
Net realized gains	—	—	(0.48)	(1.61)

Total distributions	(0.25)	(0.25)	(0.90)	(2.06)

Redemption fees[d]	—	—	—	—

Net asset value, end of period	$15.03	$14.43	$13.59	$10.91

Total return[e]	5.97%	8.38%	36.84%	(35.15)%
Ratios to average net assets[f]
Expenses	1.13%	1.13% [g]	1.13% [g]	1.12% [g]
Net investment income	3.63%	1.75%	1.93%	2.47%

Supplemental data
Net assets, end of period (000’s)	$363,438	$305,505	$48,501	$14,287
Portfolio turnover rate	11.67%	19.16%	22.50%	18.27%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Templeton Foreign Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 95.7%
Aerospace & Defense 0.7%
BAE Systems PLC	United Kingdom	3,909,200	$19,985,429

Automobiles 1.8%
[a]Mazda Motor Corp.	Japan	5,453,000	14,292,069
Toyota Motor Corp., ADR	Japan	440,460	36,302,713

			50,594,782

Capital Markets 2.7%
Credit Suisse Group AG	Switzerland	748,380	29,105,645
KKR & Co., LP	United States	1,155,000	18,849,600
Nomura Holdings Inc.	Japan	5,636,100	27,723,689

			75,678,934

Commercial Banks 6.4%
BNP Paribas	France	430,520	33,232,480
DBS Group Holdings Ltd.	Singapore	2,993,520	35,728,245
HSBC Holdings PLC	United Kingdom	1,865,200	18,468,039
KB Financial Group Inc., ADR	South Korea	1,220,681	58,348,552
UniCredit SpA	Italy	10,439,019	22,101,690
United Overseas Bank Ltd.	Singapore	985,000	15,781,812

			183,660,818

Commercial Services & Supplies 1.4%
Downer EDI Ltd.	Australia	4,000,712	15,874,345
G4S PLC	United Kingdom	5,045,810	22,646,113

			38,520,458

Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	1,675,840	24,098,579

Computers & Peripherals 1.8%
Compal Electronics Inc.	Taiwan	28,536,431	34,879,677
Lite-On Technology Corp.	Taiwan	11,743,407	15,414,024

			50,293,701

Construction Materials 0.5%
CRH PLC	Ireland	659,820	14,610,917

Containers & Packaging 0.7%
Rexam PLC	United Kingdom	3,021,290	18,559,043

Diversified Financial Services 2.5%
[a]ING Groep NV	Netherlands	5,880,644	72,392,633

Diversified Telecommunication Services 9.2%
China Telecom Corp. Ltd., H	China	69,378,357	44,845,072
France Telecom SA	France	2,164,143	46,023,641
Singapore Telecommunications Ltd.	Singapore	20,651,000	53,128,030
Telefonica SA, ADR	Spain	1,813,382	44,409,725
Telekom Austria AG	Austria	1,711,400	21,839,724
Telenor ASA	Norway	3,226,804	52,396,604

			262,642,796

Electric Utilities 2.0%
E.ON AG	Germany	917,590	26,127,180
Iberdrola SA	Spain	3,537,921	31,485,979

			57,613,159

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Electronic Equipment, Instruments & Components 1.1%
[a]Flextronics International Ltd.	Singapore	4,961,670	$31,853,921

Energy Equipment & Services 1.1%
Aker Solutions ASA	Norway	1,617,940	32,252,821

Food & Staples Retailing 2.1%
Tesco PLC	United Kingdom	9,326,670	60,169,114

Food Products 0.9%
Nestle SA	Switzerland	407,850	25,345,103

Hotels, Restaurants & Leisure 0.8%
[b]Autogrill SpA	Italy	1,655,033	21,720,418

Industrial Conglomerates 3.5%
Hutchison Whampoa Ltd.	Hong Kong	3,794,709	40,961,937
Koninklijke Philips Electronics NV	Netherlands	801,670	20,588,616
Siemens AG	Germany	285,414	39,133,596

			100,684,149

Insurance 11.1%
ACE Ltd.	United States	377,449	24,843,693
[a]AIA Group Ltd.	Hong Kong	11,111,000	38,551,354
Aviva PLC	United Kingdom	9,269,960	65,319,042
AXA SA	France	2,547,968	57,899,647
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	249,150	38,063,471
NKSJ Holdings Inc.	Japan	4,218,000	27,716,564
PartnerRe Ltd.	Bermuda	196,480	13,527,648
[a]Swiss Re Ltd.	Switzerland	917,340	51,507,637

			317,429,056

Life Sciences Tools & Services 0.5%
Lonza Group AG	Switzerland	175,440	13,729,724

Media 2.1%
Reed Elsevier NV	Netherlands	2,017,693	27,079,738
Vivendi SA	France	1,178,959	32,782,874

			59,862,612

Metals & Mining 0.5%
POSCO	South Korea	34,202	14,873,222

Multi-Utilities 0.9%
GDF Suez	France	697,431	25,522,165

Multiline Retail 0.5%
Marks & Spencer Group PLC	United Kingdom	2,350,320	13,641,541

Oil, Gas & Consumable Fuels 10.7%
BP PLC	United Kingdom	4,406,715	32,423,127
Gazprom, ADR	Russia	2,623,000	38,164,650
Reliance Industries Ltd.	India	998,145	20,074,724
Royal Dutch Shell PLC, B	United Kingdom	1,292,973	46,124,114
Sasol, ADR	South Africa	372,840	19,719,508
Statoil ASA	Norway	2,455,740	62,193,686
Talisman Energy Inc.	Canada	1,506,600	30,955,501
Total SA, B	France	979,926	56,671,066

			306,326,376

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals 10.3%
GlaxoSmithKline PLC	United Kingdom	2,772,585	$59,370,410
Merck KGaA	Germany	405,300	44,069,182
Novartis AG	Switzerland	360,330	22,070,641
Roche Holding AG	Switzerland	468,100	78,332,148
Sanofi	France	1,127,925	90,681,019

			294,523,400

Professional Services 1.4%
Adecco SA	Switzerland	318,420	20,412,510
Hays PLC	United Kingdom	11,353,070	18,776,268

			39,188,778

Real Estate Management & Development 1.0%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,973,922	28,866,556

Semiconductors & Semiconductor Equipment 5.9%
Infineon Technologies AG	Germany	1,103,225	12,387,575
Samsung Electronics Co. Ltd.	South Korea	89,088	68,965,968
Siliconware Precision Industries Co.	Taiwan	14,515,000	18,623,514
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	27,781,526	69,650,370

			169,627,427

Software 2.8%
Nintendo Co. Ltd.	Japan	166,400	31,148,972
SAP AG, ADR	Germany	370,760	22,486,594
Trend Micro Inc.	Japan	868,100	26,839,338

			80,474,904

Specialty Retail 2.8%
Kingfisher PLC	United Kingdom	11,166,186	47,892,834
USS Co. Ltd.	Japan	431,520	33,393,821

			81,286,655

Textiles, Apparel & Luxury Goods 0.2%
Yue Yuen Industrial Holdings Ltd.	Hong Kong	2,093,000	6,643,377

Trading Companies & Distributors 0.8%
Itochu Corp.	Japan	2,102,500	21,754,953

Wireless Telecommunication Services 4.2%
China Mobile Ltd.	China	2,340,000	21,680,728
Mobile TeleSystems, ADR	Russia	914,865	17,400,732
Vodafone Group PLC, ADR	United Kingdom	2,996,800	80,074,496

			119,155,956

Total Common Stocks and Other Equity Interests (Cost $2,398,995,849)			2,733,583,477

Preferred Stocks (Cost $2,178,441) 1.2%
Metals & Mining 1.2%
Vale SA, ADR, pfd., A	Brazil	1,210,222	35,048,029

Total Investments before Short Term Investments (Cost $2,401,174,290)			2,768,631,506

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/Units	Value
Short Term Investments 3.3%
Money Market Funds (Cost $80,534,394) 2.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	80,534,394	$80,534,394

[d]Investments from Cash Collateral Received for Loaned Securities (Cost $12,457,015) 0.5%
Money Market Funds 0.5%
[e]BNY Mellon Overnight Government Fund, 0.05%	United States	12,457,015	12,457,015

Total Investments (Cost $2,494,165,699) 100.2%			2,861,622,915
Other Assets, less Liabilities (0.2)%			(4,297,400)

Net Assets 100.0%			$2,857,325,515

See Abbreviations on page TF-25.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2011. See Note 1(c).

cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

dSee Note 1(c) regarding securities on loan.

eThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,413,631,305
Cost - Sweep Money Fund (Note 7)	80,534,394

Total cost of investments	$2,494,165,699

Value - Unaffiliated issuers	$2,781,088,521
Value - Sweep Money Fund (Note 7)	80,534,394

Total value of investments (includes securities loaned in the amount $12,018,634)	2,861,622,915
Cash	1,652,499
Receivables:
Capital shares sold	596,367
Dividends	13,192,332
Other assets	724

Total assets	2,877,064,837

Liabilities:
Payables:
Capital shares redeemed	3,838,837
Affiliates	2,836,079
Payable upon return of securities loaned	12,457,015
Accrued expenses and other liabilities	607,391

Total liabilities	19,739,322

Net assets, at value	$2,857,325,515

Net assets consist of:
Paid-in capital	$2,609,256,192
Undistributed net investment income	53,463,787
Net unrealized appreciation (depreciation)	367,819,795
Accumulated net realized gain (loss)	(173,214,259)

Net assets, at value	$2,857,325,515

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Templeton Foreign Securities Fund
Class 1:
Net assets, at value	$319,476,897

Shares outstanding	21,085,114

Net asset value and maximum offering price per share	$15.15

Class 2:
Net assets, at value	$2,065,643,225

Shares outstanding	138,608,418

Net asset value and maximum offering price per share	$14.90

Class 3:
Net assets, at value	$108,767,171

Shares outstanding	7,324,953

Net asset value and maximum offering price per share[a]	$14.85

Class 4:
Net assets, at value	$363,438,222

Shares outstanding	24,182,943

Net asset value and maximum offering price per share	$15.03

aRedemption price is equal to net asset value less redemption fees retained by the fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes of $7,409,801)	$65,444,900
Income from securities loaned	3,193,310

Total investment income	68,638,210

Expenses:
Management fees (Note 3a)	9,160,229
Administrative fees (Note 3b)	1,366,364
Distribution fees: (Note 3c)
Class 2	2,640,889
Class 3	138,214
Class 4	589,614
Unaffiliated transfer agent fees	3,174
Custodian fees (Note 4)	284,486
Reports to shareholders	321,977
Professional fees	37,595
Trustees’ fees and expenses	5,121
Other	29,049

Total expenses	14,576,712

Net investment income	54,061,498

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	92,741,145
Foreign currency transactions	214,920

Net realized gain (loss)	92,956,065

Net change in unrealized appreciation (depreciation) on:
Investments	21,751,629
Translation of other assets and liabilities denominated in foreign currencies	173,398

Net change in unrealized appreciation (depreciation)	21,925,027

Net realized and unrealized gain (loss)	114,881,092

Net increase (decrease) in net assets resulting from operations	$168,942,590

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$54,061,498	$47,212,887
Net realized gain (loss) from investments and foreign currency transactions	92,956,065	35,915,484
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	21,925,027	171,263,300

Net increase (decrease) in net assets resulting from operations	168,942,590	254,391,671

Distributions to shareholders from:
Net investment income:
Class 1	(5,782,491)	(6,186,591)
Class 2	(33,309,204)	(35,909,578)
Class 3	(1,749,311)	(1,738,264)
Class 4	(5,966,192)	(1,159,055)

Total distributions to shareholders	(46,807,198)	(44,993,488)

Capital share transactions: (Note 2)
Class 1	(15,547,422)	(16,391,025)
Class 2	(116,087,783)	(56,686,127)
Class 3	(4,751,771)	(13,133,254)
Class 4	45,264,268	210,807,534

Total capital share transactions	(91,122,708)	124,597,128

Redemption fees	2,672	9,228

Net increase (decrease) in net assets	31,015,356	334,004,539
Net assets:
Beginning of period	2,826,310,159	2,492,305,620

End of period	$2,857,325,515	$2,826,310,159

Undistributed net investment income included in net assets:
End of period	$53,463,787	$46,209,487

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Foreign Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a money market fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	360,037	$5,500,124	1,834,739	$24,009,210
Shares issued in reinvestment of distributions	392,832	5,782,491	500,533	6,186,591
Shares redeemed	(1,757,208)	(26,830,037)	(3,507,687)	(46,586,826)

Net increase (decrease)	(1,004,339)	$(15,547,422)	(1,172,415)	$(16,391,025)

Class 2 Shares:
Shares sold	6,101,254	$91,105,850	24,359,823	$304,453,001
Shares issued in reinvestment of distributions	2,300,359	33,309,203	2,950,664	35,909,578
Shares redeemed	(16,069,753)	(240,502,836)	(30,526,296)	(397,048,706)

Net increase (decrease)	(7,668,140)	$(116,087,783)	(3,215,809)	$(56,686,127)

Class 3 Shares:
Shares sold	366,841	$5,465,038	488,049	$6,145,010
Shares issued in reinvestment of distributions	121,227	1,749,311	143,421	1,738,264
Shares redeemed	(800,456)	(11,966,120)	(1,625,745)	(21,016,528)

Net increase (decrease)	(312,388)	$(4,751,771)	(994,275)	$(13,133,254)

Class 4 Shares:
Shares sold	4,488,433	$67,795,298	19,836,996	$240,414,850
Shares issued on reinvestment of distributions	408,643	5,966,192	94,309	1,159,055
Shares redeemed	(1,885,338)	(28,497,222)	(2,328,115)	(30,766,371)

Net increase (decrease)	3,011,738	$45,264,268	17,603,190	$210,807,534

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

e. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the Fund had tax basis capital losses of $265,728,291 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,494,607,736

Unrealized appreciation	$512,240,125
Unrealized depreciation	(145,224,946)

Net unrealized appreciation (depreciation)	$367,015,179

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $332,560,124 and $427,908,723, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

10. FAIR VALUE MEASUREMENTS (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments[a,b]	$2,768,631,506	$—	$—	$2,768,631,506
Short Term Investments	80,534,394	12,457,015	—	92,991,409

Total Investments in Securities	$2,849,165,900	$12,457,015	$—	$2,861,622,915

aIncludes common and preferred stock as well as other equity investments.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR - American Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Foreign Securities Fund

At December 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code (Code). This designation will allow shareholders of record on June 14, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1 , Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0382	$0.3182
Class 2	$0.0382	$0.2831
Class 3	$0.0382	$0.2821
Class 4	$0.0382	$0.2942

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 3 1-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON GLOBAL BOND SECURITIES FUND

We are pleased to bring you Templeton Global Bond Securities Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Templeton Global Bond Securities Fund – Class 1 delivered a +5.43% total return for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Bond Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGB-1

Fund Goal and Main Investments: Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the J.P. Morgan Global Government Bond Index, which posted a +3.89% total return in U.S. dollar terms, and the Citigroup World Government Bond Index, which produced a +4.00% total return for the same period.1

Economic and Market Overview

The global economy continued to experience a healthy recovery during the first half of 2011 despite weaker economic activity toward the end of the period. During the reporting period, many policymakers in developing economies continued to tighten policy in response to growth and rising commodity prices. In contrast, the G-3 (U.S., eurozone and Japan) struggled with economic growth that was not as robust as in previous recoveries. Labor markets remained weak, and concerns regarding public sector balances led to periods of market volatility. Worries over sovereign risks in the eurozone, combined with political unrest in the Middle East and the earthquake in Japan, also contributed to periods of high volatility in financial markets.

Global growth was solid in the first quarter of 2011. Many developing economies closed their output gaps and without policy action would have been at risk of overheating. This prompted many policymakers in these economies to continue raising interest rates, tightening fiscal policies and implementing regulations to keep growth at sustainable levels. Many countries increasingly used currency appreciation to try to control inflation from commodity and other import prices. The recovery was not as strong within the G-3. Even as parts of the eurozone, particularly Germany, showed relatively strong recoveries, Greece and, more broadly, southern Europe continued to lag with contractions in several economic indicators.

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging or developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. As a nondiversified fund, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund’s shares. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

TGB-2

In early 2011, risk assets and commodities experienced periods of volatility in response to global events. Commodity prices, particularly for energy, rose in the first quarter due to unrest in the Middle East and North Africa. Regimes throughout the region faced unprecedented popular uprisings that brought down governments in Tunisia and Egypt and sparked violent confrontations in Libya, Yemen and elsewhere in the region. The March earthquake in Japan led to risk aversion globally and a disruption of supply chains. The disaster prompted Japanese policymakers to ease monetary policy.

Economic activity slowed in the second quarter, which relieved some of the upward pressure on commodity prices. This slowdown showed signs of being more transitory, reflecting in part supply-chain disruptions resulting from the earthquake in Japan. Early signs from Japan indicated that activity started slowly recovering late in the period. In the U.S., housing and consumer confidence data worsened, and already sluggish labor markets showed signs of further weakness. Many other countries experienced slowdowns in activity as well, particularly within manufacturing sectors. However, even though manufacturing numbers were lower in most economies, they remained solidly in expansionary territory, particularly in many of the countries that were quick to recover from the crisis. In many emerging markets, moderating economic growth helped policymakers who had tightened fiscal and monetary policies to prevent overheating. Despite higher interest rates in the eurozone and the planned end of quantitative easing in the U.S., the G-3 continued to supply liquidity to governments and the financial sector.

In the period’s second half, investors exhibited heightened risk aversion as attention returned to highly indebted eurozone nations. Portugal became the third eurozone country to seek official aid from the International Monetary Fund (IMF) and European Union (EU), and the EU struggled to agree upon a coordinated course of action to provide continued assistance to Greece. The period ended with Greece’s government winning a vote of confidence and gaining parliamentary approval for budget cuts, which were needed for disbursement of the next round of funds from the EU and IMF.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and

*The Fund’s supranational investments were denominated in the Mexican peso, Norwegian krone and U.S. dollar.

TGB-3

credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects, global trade patterns and government policies. We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period under review, each of these sources of return benefited absolute and relative results.

Interest Rate Strategy

The Fund’s duration exposure was a major contributor to relative performance during the six months under review. Although the prospect of higher interest rates is generally a challenge for many fixed income investors, the Fund was somewhat cushioned from rising yields with an average duration of less than half that of the benchmark index, no exposure to U.S. Treasuries or Japanese government bonds, and minimal exposure to eurozone government bonds. Actively managed global fixed income investing in a rising interest rate environment can also offer an opportunity to pursue relatively high yields without taking much duration or credit risk. We favored short maturity bonds in places like Australia, Israel and South Korea where yields between about 3% and 5% were available on bonds with less than two years of duration and strong creditworthiness, in our assessment.

This strategy contributed to relative performance over the period because of some select, overweighted exposures. In addition, long duration, local government bonds in Indonesia, Mexico and Brazil were significant contributors.

Currency Strategy

The Fund’s diverse, actively managed currency exposure provided strong returns during the period. Global currency markets increasingly reflected the underlying strengths of their respective economies. The U.S. dollar fell 5.62% against its major trading partners over the period, a broad-based decline against most currencies outside the Middle East and Africa.2 In the Americas, we concentrated the Fund’s currency exposure in a few emerging Latin American economies, which benefited relative performance. The Chilean peso, Mexican peso and Brazilian

2. Source: Federal Reserve H10 Report.

What is a forward currency exchange contract?

A forward currency exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

TGB-4

real each appreciated against the U.S. dollar as their domestically led recoveries outpaced that of the U.S. In addition, these economies benefited from high prices for the commodities they exported.

The Fund’s exposure to Asia-Pacific region currencies also contributed to results. The currencies of emerging Asian economies and those of more developed economies, such as South Korea and Australia, appreciated as the region again had the world’s strongest growth. Although China’s economy led, with robust domestic demand despite steps by policymakers to tighten policy, the country’s demand and investment had a positive impact throughout the region. For example, Australia was one of the first developed economies to recover from the global financial crisis not only because it had not gone through a housing bubble and had much better government finances, but also because it has close links with China, which is Australia’s largest trading partner. Chinese demand supported prices for Australia’s commodity exports, and the Australian dollar appreciated against the U.S. dollar. The Fund experienced similar benefits from currencies of regional emerging market countries closely integrated with China, such as Malaysia and Indonesia.

The Fund’s European currency exposure was a major detractor from relative performance. The Fund’s significantly underweighted euro exposure, through the use of forward currency exchange contracts, detracted from relative performance, but this was partially offset by overweighted exposure to currencies from non-eurozone European countries such as the Norwegian krone, Swedish krona and Polish zloty.

Global Sovereign Debt Strategy

Sovereign credit exposure benefited performance as the broadly supportive risk environment led to yield spread tightening in most credits. Despite sovereign credits’ significant tightening since the financial crisis, we found opportunities we considered attractive as we felt relative fundamentals continued to favor emerging markets. The enhanced resilience of such economies and the significant challenges facing highly indebted non-eurozone European countries drove a reevaluation of traditional perceptions of sovereign risk. This situation, in conjunction with developed economies’ low interest rates, brought new investors to the asset class and pushed credit spreads lower for some of the largest, traditional emerging markets. We were selective in our sovereign credit exposure as the period progressed, but we managed to benefit from these positions. Specifically, exposures in Hungary and Indonesia were

Currency Breakdown

Templeton Global Bond Securities Fund

6/30/11

% of Total Net Assets

Americas	53.1%
U.S. Dollar	35.5%
Mexican Peso	7.7%
Chilean Peso	5.8%
Brazilian Real	3.9%
Peruvian Nuevo Sol	0.2%

Asia Pacific	38.0%
South Korean Won	14.1%
Malaysian Ringgit	10.8%
Australian Dollar	10.5%
Indonesian Rupiah	6.2%
Philippine Peso	4.9%
Indian Rupee	4.3%
Singapore Dollar	4.1%
Sri Lankan Rupee	1.6%
Japanese Yen*	-18.5%

Middle East & Africa	5.8%
New Israeli Shekel	4.2%
Egyptian Pound	1.6%

Europe	3.1%
Swedish Krona	9.5%
Polish Zloty	9.4%
Norwegian Krone	7.7%
British Pound	5.8%
Euro*	-29.3%

*Holding is a negative percentage because of the Fund’s holdings of forward currency exchange contracts.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGB-5

top contributing sovereign credit positions, and positions in Russia, Lithuania and Venezuela also helped performance.

Thank you for your participation in Templeton Global Bond Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGB-6

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Bond Securities Fund – Class 1

TGB-7

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,054.30	$2.80
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.55%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGB-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 1		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.94	$17.72	$17.42	$17.00	$15.73	$14.36

Income from investment operations[a]:
Net investment income[b]	0.48	1.00	0.99	0.80	0.77	0.61
Net realized and unrealized gains (losses)	0.60	1.58	2.01	0.27	0.97	1.24

Total from investment operations	1.08	2.58	3.00	1.07	1.74	1.85

Less distributions from:
Net investment income and net foreign currency gains	(1.15)	(0.31)	(2.70)	(0.65)	(0.47)	(0.48)
Net realized gains	(0.13)	(0.05)	—	—	—	—

Total distributions	(1.28)	(0.36)	(2.70)	(0.65)	(0.47)	(0.48)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$19.74	$19.94	$17.72	$17.42	$17.00	$15.73

Total return[d]	5.43%	14.71%	18.98%	6.46%	11.27%	13.14%
Ratios to average net assets[e]
Expenses before expense reduction	0.55%	0.55%	0.54%	0.58%	0.64%	0.80%
Expenses net of expense reduction	0.55%	0.55% [f]	0.54% [f]	0.58% [f]	0.64% [f]	0.72%
Net investment income	4.72%	5.27%	5.73%	4.66%	4.70%	4.09%

Supplemental data
Net assets, end of period (000’s)	$291,254	$272,232	$195,662	$220,588	$137,700	$75,843
Portfolio turnover rate	23.86%	8.77%	20.84%	28.46%	47.33%	30.65%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.49	$17.34	$17.10	$16.72	$15.50	$14.19

Income from investment operations[a]:
Net investment income[b]	0.44	0.93	0.93	0.74	0.72	0.57
Net realized and unrealized gains (losses)	0.59	1.54	1.98	0.27	0.96	1.21

Total from investment operations	1.03	2.47	2.91	1.01	1.68	1.78

Less distributions from:
Net investment income and net foreign currency gains	(1.11)	(0.27)	(2.67)	(0.63)	(0.46)	(0.47)
Net realized gains	(0.13)	(0.05)	—	—	—	—

Total distributions	(1.24)	(0.32)	(2.67)	(0.63)	(0.46)	(0.47)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$19.28	$19.49	$17.34	$17.10	$16.72	$15.50

Total return[d]	5.30%	14.45%	18.68%	6.21%	11.00%	12.77%
Ratios to average net assets[e]
Expenses before expense reduction	0.80%	0.80%	0.79%	0.83%	0.89%	1.05%
Expenses net of expense reduction	0.80%	0.80% [f]	0.79% [f]	0.83% [f]	0.89% [f]	0.97%
Net investment income	4.47%	5.02%	5.48%	4.41%	4.45%	3.84%

Supplemental data
Net assets, end of period (000’s)	$1,757,266	$1,490,794	$1,262,783	$793,881	$480,649	$205,768
Portfolio turnover rate	23.86%	8.77%	20.84%	28.46%	47.33%	30.65%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 3		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.48	$17.33	$17.08	$16.70	$15.49	$14.18

Income from investment operations[a]:
Net investment income[b]	0.44	0.93	0.93	0.74	0.72	0.58
Net realized and unrealized gains (losses)	0.58	1.54	1.98	0.27	0.95	1.21

Total from investment operations	1.02	2.47	2.91	1.01	1.67	1.79

Less distributions from:
Net investment income and net foreign currency gains	(1.10)	(0.27)	(2.66)	(0.63)	(0.46)	(0.48)
Net realized gains	(0.13)	(0.05)	—	—	—	—

Total distributions	(1.23)	(0.32)	(2.66)	(0.63)	(0.46)	(0.48)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$19.27	$19.48	$17.33	$17.08	$16.70	$15.49

Total return[d]	5.29%	14.38%	18.69%	6.21%	11.03%	12.84%
Ratios to average net assets[e]
Expenses before expense reduction	0.80%	0.80%	0.79%	0.83%	0.89%	1.05%
Expenses net of expense reduction	0.80%	0.80% [f]	0.79% [f]	0.83% [f]	0.89% [f]	0.97%
Net investment income	4.47%	5.02%	5.48%	4.41%	4.45%	3.84%

Supplemental data
Net assets, end of period (000’s)	$202,111	$183,380	$143,264	$128,155	$91,162	$35,572
Portfolio turnover rate	23.86%	8.77%	20.84%	28.46%	47.33%	30.65%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.78	$17.61	$17.37	$18.00

Income from investment operations[b]:
Net investment income[c]	0.44	0.93	0.93	0.66
Net realized and unrealized gains (losses)	0.60	1.56	2.00	(0.64)

Total from investment operations	1.04	2.49	2.93	0.02

Less distributions from:
Net investment income and net foreign currency gains	(1.09)	(0.27)	(2.69)	(0.65)
Net realized gains	(0.13)	(0.05)	—	—

Total distributions	(1.22)	(0.32)	(2.69)	(0.65)

Redemption fees[d]	—	—	—	—

Net asset value, end of period	$19.60	$19.78	$17.61	$17.37

Total return[e]	5.27%	14.28%	18.58%	0.26%
Ratios to average net assets[f]
Expenses[g]	0.90%	0.90%	0.89%	0.93%
Net investment income	4.37%	4.92%	5.38%	4.31%

Supplemental data
Net assets, end of period (000’s)	$165,765	$150,891	$108,910	$43,069
Portfolio turnover rate	23.86%	8.77%	20.84%	28.46%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities 72.4%
Argentina 1.1%
[a,b]Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	107,485,000		$26,328,451

Australia 8.1%
Government of Australia, senior bond, 123, 5.75%, 4/15/12	43,700,000	AUD	47,238,602
New South Wales Treasury Corp.,
6.00%, 5/01/12	10,590,000	AUD	11,464,037
6.00%, 5/01/12 (London Exchange)	13,180,000	AUD	14,268,508
5.50%, 8/01/13	3,710,000	AUD	4,019,727
senior note, 5.50%, 3/01/17	32,225,000	AUD	34,922,470
Queensland Treasury Corp.,
6.00%, 8/14/13	24,450,000	AUD	26,807,013
6.00%, 9/14/17	13,160,000	AUD	14,635,719
senior note, 6.00%, 8/21/13	7,830,000	AUD	8,554,686
Western Australia Treasury Corp.,
5.50%, 7/17/12	26,480,000	AUD	28,576,621
8.00%, 6/15/13	4,350,000	AUD	4,928,672

			195,416,055

Brazil 3.9%
Nota Do Tesouro Nacional,
10.00%, 1/01/12	38,245	[c] BRL	24,208,266
10.00%, 1/01/14	7,100	[c] BRL	4,297,700
10.00%, 1/01/17	22,490	[c] BRL	13,037,005
[d]Index Linked, 6.00%, 5/15/15	29,822	[c] BRL	38,343,544
[d]Index Linked, 6.00%, 5/15/45	10,825	[c] BRL	14,664,632

			94,551,147

Hungary 2.3%
Government of Hungary, senior note,
3.50%, 7/18/16	1,055,000	EUR	1,410,996
4.375%, 7/04/17	5,380,000	EUR	7,260,557
5.75%, 6/11/18	13,795,000	EUR	19,837,680
6.25%, 1/29/20	6,420,000		6,791,012
3.875%, 2/24/20	3,120,000	EUR	3,890,817
6.375%, 3/29/21	14,820,000		15,672,150

			54,863,212

Indonesia 7.8%
Government of Indonesia,
FR20, 14.275%, 12/15/13	14,267,000,000	IDR	1,968,277
FR31, 11.00%, 11/15/20	167,351,000,000	IDR	24,017,345
FR34, 12.80%, 6/15/21	207,810,000,000	IDR	32,874,752
FR35, 12.90%, 6/15/22	66,582,000,000	IDR	10,555,031
FR36, 11.50%, 9/15/19	30,075,000,000	IDR	4,363,356
FR37, 12.00%, 9/15/26	8,230,000,000	IDR	1,260,909
FR39, 11.75%, 8/15/23	5,491,000,000	IDR	818,147
FR40, 11.00%, 9/15/25	61,856,000,000	IDR	8,834,014
FR42, 10.25%, 7/15/27	88,574,000,000	IDR	11,923,380
FR43, 10.25%, 7/15/22	68,340,000,000	IDR	9,305,721
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	593,296
FR46, 9.50%, 7/15/23	226,780,000,000	IDR	29,392,162
FR47, 10.00%, 2/15/28	61,737,000,000	IDR	8,102,043
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	2,156,928
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	4,326,153
[e]senior bond, 144A, 8.50%, 10/12/35	9,119,000		12,244,309

TGB-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia (continued)
Government of Indonesia (continued)
[e]senior bond, 144A, 6.625%, 2/17/37	2,240,000		$2,480,509
[e]senior bond, 144A, 7.75%, 1/17/38	10,980,000		13,682,178
[e]senior note, 144A, 11.625%, 3/04/19	6,410,000		9,448,981

			188,347,491

Iraq 0.3%
Government of Iraq,
[e]144A, 5.80%, 1/15/28	5,055,000		4,593,681
[f]Reg S, 5.80%, 1/15/28	3,440,000		3,126,065

			7,719,746

Israel 0.1%
Government of Israel, 5.00%, 3/31/13	8,880,000	ILS	2,699,202

Lithuania 1.6%
[e]Government of Lithuania, 144A,
6.75%, 1/15/15	19,480,000		21,507,381
7.375%, 2/11/20	12,690,000		14,677,127
6.125%, 3/09/21	3,240,000		3,450,503

			39,635,011

Malaysia 2.5%
Government of Malaysia, senior bond,
3.833%, 9/28/11	3,860,000	MYR	1,283,078
2.711%, 2/14/12	720,000	MYR	238,654
3.718%, 6/15/12	50,265,000	MYR	16,785,613
2.509%, 8/27/12	24,825,000	MYR	8,184,925
3.702%, 2/25/13	23,300,000	MYR	7,798,034
3.461%, 7/31/13	12,600,000	MYR	4,199,207
3.814%, 2/15/17	18,885,000	MYR	6,316,184
4.24%, 2/07/18	44,360,000	MYR	15,119,304

			59,924,999

Mexico 7.0%
Government of Mexico,
M, 9.00%, 6/20/13	2,982,300	[g] MXN	27,274,261
M 10, 8.00%, 12/17/15	726,000	[g] MXN	6,656,088
M 10, 7.25%, 12/15/16	250,000	[g] MXN	2,226,173
M 10, 7.75%, 12/14/17	4,473,000	[g] MXN	40,829,938
MI10, 9.00%, 12/20/12	265,000	[g] MXN	2,392,585
MI10, 8.00%, 12/19/13	9,939,900	[g] MXN	89,976,954

			169,355,999

Norway 0.4%
Government of Norway, 6.50%, 5/15/13	49,400,000	NOK	9,815,980

Peru 0.2%
Government of Peru, 7.84%, 8/12/20	11,090,000	PEN	4,458,325

Philippines 0.3%
Government of the Philippines, senior bond,
5.75%, 2/21/12	134,520,000	PHP	3,146,481
5.25%, 1/07/13	61,770,000	PHP	1,440,547
8.75%, 3/03/13	160,310,000	PHP	3,945,013

			8,532,041

TGB-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Poland 8.3%
Government of Poland,
4.75%, 4/25/12	58,025,000	PLN	$21,170,440
5.25%, 4/25/13	18,510,000	PLN	6,804,502
5.00%, 10/24/13	6,190,000	PLN	2,263,671
5.75%, 4/25/14	92,590,000	PLN	34,434,723
6.25%, 10/24/15	44,730,000	PLN	16,958,651
5.75%, 9/23/22	48,750,000	PLN	17,633,593
senior note, 6.375%, 7/15/19	27,200,000		31,060,088
Strip, 7/25/12	4,110,000	PLN	1,426,931
Strip, 10/25/12	79,825,000	PLN	27,374,268
Strip, 1/25/13	88,905,000	PLN	30,130,519
Strip, 7/25/13	37,390,000	PLN	12,376,994

			201,634,380

Qatar 0.6%
[e]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	12,060,000		14,039,408

Russia 3.0%
[e]Government of Russia, 144A, 7.50%, 3/31/30	61,274,005		72,216,011

South Africa 1.6%
Government of South Africa,
5.25%, 5/16/13	3,590,000	EUR	5,423,235
4.50%, 4/05/16	1,874,000	EUR	2,782,886
6.875%, 5/27/19	21,215,000		25,264,413
senior note, 6.50%, 6/02/14	805,000		902,506
senior note, 5.875%, 5/30/22	3,485,000		3,866,995

			38,240,035

South Korea 13.3%
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000	EUR	341,388
KDICB Redemption Fund Bond, senior bond,
07-1, 5.57%, 9/14/12	6,600,000,000	KRW	6,312,309
08-1, 5.28%, 2/15/13	880,000,000	KRW	842,612
Korea Treasury Bond,
4.75%, 12/10/11	77,103,490,000	KRW	72,693,949
5.25%, 9/10/12	28,539,000,000	KRW	27,257,941
5.25%, 3/10/13	6,483,790,000	KRW	6,223,576
5.00%, 9/10/16	2,806,000,000	KRW	2,741,708
senior bond, 4.00%, 6/10/12	132,027,650,000	KRW	124,248,898
senior bond, 4.25%, 12/10/12	23,404,000,000	KRW	22,124,379
senior bond, 3.75%, 6/10/13	47,488,000,000	KRW	44,545,905
senior bond, 3.00%, 12/10/13	15,159,610,000	KRW	13,955,855

			321,288,520

Sri Lanka 1.5%
Government of Sri Lanka,
A, 12.00%, 7/15/11	115,200,000	LKR	1,054,044
A, 6.90%, 8/01/12	14,600,000	LKR	132,514
A, 8.50%, 1/15/13	694,400,000	LKR	6,415,882
A, 13.50%, 2/01/13	674,300,000	LKR	6,678,215
A, 7.00%, 3/01/14	43,380,000	LKR	384,754
A, 11.25%, 7/15/14	773,000,000	LKR	7,610,181
A, 11.75%, 3/15/15	8,520,000	LKR	85,107

TGB-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Sri Lanka (continued)
Government of Sri Lanka (continued)
A, 6.50%, 7/15/15	106,480,000	LKR	$899,970
A, 11.00%, 8/01/15	1,349,700,000	LKR	13,237,198
B, 6.60%, 6/01/14	56,800,000	LKR	496,377

			36,994,242

[h]Supranational 1.5%
Corporacion Andina De Fomento, 8.125%, 6/04/19	9,880,000		12,022,972
European Investment Bank, senior note, 4.50%, 5/15/13	33,700,000	NOK	6,395,768
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000	MXN	17,346,965

			35,765,705

Sweden 3.4%
Government of Sweden, 5.50%, 10/08/12	481,950,000	SEK	79,373,882
Kommuninvest I Sverige AB, senior note, 1.75%, 10/08/12	24,400,000	SEK	3,809,541

			83,183,423

Ukraine 0.7%
[e]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	16,330,000		17,030,067

United Arab Emirates 0.6%
[e]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	11,840,000		14,060,000

United Kingdom 0.6%
United Kingdom Treasury Bond, 5.00%, 3/07/12	8,752,000	GBP	14,466,090

Venezuela 1.1%
Government of Venezuela, 10.75%, 9/19/13	13,570,000		13,539,466
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	12,205,000		12,190,720

			25,730,186

Vietnam 0.6%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000		13,691,756

Total Foreign Government and Agency Securities (Cost $1,521,804,537)			1,749,987,482

Municipal Bonds 1.5%
United States 1.5%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%, 9/01/29	175,000		182,119
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 6.793%, 4/01/30	3,460,000		3,722,441
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	1,450,000		1,519,064
California State GO,
7.625%, 3/01/40	1,320,000		1,520,917
Refunding, 5.125%, 4/01/33	4,725,000		4,736,624
Refunding, 5.00%, 4/01/38	1,985,000		1,908,458
Various Purpose, 6.00%, 4/01/38	11,650,000		12,373,465
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	2,155,000		2,143,104
Los Angeles Community College District GO, Election of 2008, Series D, 6.68%, 8/01/36	1,700,000		1,703,859
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	765,000		813,417
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	2,400,000		2,672,736
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	500,000		505,940
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	1,500,000		1,653,240

Total Municipal Bonds (Cost $33,788,334)			35,455,384

Total Investments before Short Term Investments (Cost $1,555,592,871)			1,785,442,866

TGB-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*		Value
Short Term Investments 25.4%
Foreign Government and Agency Securities 17.5%
Egypt 1.6%
[i]Egypt Treasury Bills, 7/12/11 - 2/21/12	240,250,000	EGP	$39,368,126

Israel 3.9%
Government of Israel, 4.00%, 3/30/12	26,865,000	ILS	7,922,671
[i]Israel Treasury Bills, 7/06/11 - 5/02/12	302,472,900	ILS	87,626,797

			95,549,468

Malaysia 4.4%
[i]Bank of Negara Monetary Note, 7/28/11 - 3/29/12	317,655,000	MYR	104,011,563
[i]Malaysia Treasury Bills, 7/08/11 - 3/23/12	3,780,000	MYR	1,236,553

			105,248,116

Norway 2.3%
[i]Norway Treasury Bills,
12/21/11	68,140,000	NOK	12,487,659
3/21/12	240,230,000	NOK	43,799,206

			56,286,865

Philippines 0.2%
[i]Philippine Treasury Bills, 7/13/11 - 2/22/12	175,620,000	PHP	4,015,686

Poland 0.1%
Government of Poland, Strip, 1/25/12	5,580,000	PLN	1,983,578

Sri Lanka 0.1%
[i]Sri Lanka Treasury Bills, 7/08/11 - 2/17/12	188,660,000	LKR	1,668,879

Sweden 1.2%
[i]Sweden Treasury Bills,
9/21/11	166,200,000	SEK	26,173,896
12/21/11	16,190,000	SEK	2,536,848

			28,710,744

United Kingdom 3.7%
[i]United Kingdom Treasury Bills,
7/25/11	22,170,000	GBP	35,568,890
8/01/11 - 8/08/11	7,181,000	GBP	11,519,434
United Kingdom Treasury Note,
9.00%, 7/12/11	4,320,000	GBP	6,950,848
3.25%, 12/07/11	18,942,000	GBP	30,766,335
5.25%, 6/07/12	3,277,000	GBP	5,482,644

			90,288,151

Total Foreign Government and Agency Securities (Cost $420,348,381)			423,119,613

Total Investments before Repurchase Agreements (Cost $1,975,941,252)			2,208,562,479

TGB-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount*	Value
Repurchase Agreements (Cost $191,085,986) 7.9%
United States 7.9%
[j]Joint Repurchase Agreement, 0.005%, 7/01/11 (Maturity Value $191,086,013)	191,085,986	$191,085,986
Barclays Capital Inc. (Maturity Value $16,374,161)
BNP Paribas Securities Corp. (Maturity Value $43,663,154)
Credit Suisse Securities (USA) LLC (Maturity Value $32,746,410)
Deutsche Bank Securities Inc. (Maturity Value $21,892,725)
HSBC Securities (USA) Inc. (Maturity Value $16,374,160)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $10,914,833)
Morgan Stanley & Co. LLC (Maturity Value $16,374,160)
UBS Securities LLC (Maturity Value $32,746,410)

Collateralized by U.S. Government Agency Securities, 0.75% - 5.375%, 10/15/11 - 9/13/19; [i]U.S. Government Agency Discount Notes, 9/28/11 – 12/28/11; [i]U.S. Treasury Bills, 8/04/11 - 8/25/11; U.S. Treasury Bonds, 7.25% 11.25%, 2/15/15 - 5/15/16; and U.S. Treasury Notes, 0.375% - 5.00%, 7/31/11 - 6/30/16 (valued at $195,394,959)

Total Investments (Cost $2,167,027,238) 99.3%		2,399,648,465
Other Assets, less Liabilities 0.7%		16,747,886

Net Assets 100.0%		$2,416,396,351

See Abbreviations on page TGB-38.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

cPrincipal amount is stated in 1,000 Brazilian Real Units.

dRedemption price at maturity is adjusted for inflation. See Note 1(f).

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the aggregate value of these securities was $213,121,911, representing 8.82% of net assets.

fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the value of this security was $3,126,065, representing 0.13% of net assets.

gPrincipal amount is stated in 100 Mexican Peso Units.

hA supranational organization is an entity formed by two or more central governments through international treaties.

iThe security is traded on a discount basis with no stated coupon rate.

jSee Note 1(c) regarding joint repurchase agreement.

TGB-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

At June 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	79,423,000	1,637,588		7/11/11	$138,334	$—
Indian Rupee	JPHQ	Buy	127,745,000	2,632,289		7/12/11	223,592	—
Indian Rupee	DBAB	Buy	40,128,000	829,948		7/12/11	67,158	—
Malaysian Ringgit	DBAB	Buy	18,006,622	5,559,659		7/12/11	398,222	—
Malaysian Ringgit	DBAB	Buy	13,610,000	4,207,760		7/13/11	295,053	—
Indian Rupee	CITI	Buy	19,711,000	408,349		7/18/11	31,818	—
Malaysian Ringgit	DBAB	Buy	11,455,000	2,778,014	EUR	7/18/11	—	(238,133)
Malaysian Ringgit	DBAB	Buy	2,637,000	813,763		7/18/11	58,338	—
Indian Rupee	JPHQ	Buy	19,711,000	407,673		7/20/11	32,329	—
Malaysian Ringgit	DBAB	Buy	12,933,000	3,082,647	EUR	7/20/11	—	(191,288)
Malaysian Ringgit	DBAB	Buy	4,160,000	1,279,252		7/20/11	96,318	—
Malaysian Ringgit	DBAB	Buy	16,628,000	3,962,661	EUR	7/25/11	—	(246,243)
Malaysian Ringgit	DBAB	Buy	5,058,000	1,555,111		7/25/11	116,747	—
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,979,799	EUR	7/27/11	—	(271,608)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,638,526		7/27/11	119,000	—
Malaysian Ringgit	HSBC	Buy	3,005,000	926,268		7/29/11	66,688	—
Malaysian Ringgit	HSBC	Buy	6,100,000	1,897,297		8/08/11	116,772	—
Malaysian Ringgit	JPHQ	Buy	1,100,000	341,827		8/09/11	21,337	—
South Korean Won	HSBC	Buy	21,363,430,000	19,122,297		8/09/11	847,880	—
Polish Zloty	DBAB	Buy	59,155,000	14,545,119	EUR	8/12/11	403,203	—
New Zealand Dollar	HSBC	Sell	2,945,715	2,217,269		8/15/11	—	(214,954)
New Zealand Dollar	HSBC	Buy	2,945,715	2,325,348		8/15/11	106,876	—
Japanese Yen	UBSW	Sell	758,781,000	8,929,251		8/18/11	—	(498,508)
Japanese Yen	DBAB	Sell	461,885,000	5,435,540		8/18/11	—	(303,324)
Japanese Yen	JPHQ	Sell	377,047,000	4,414,037		8/18/11	—	(270,726)
Japanese Yen	HSBC	Sell	375,298,000	4,415,946		8/19/11	—	(247,113)
Euro	UBSW	Sell	6,270,000	8,074,004		8/22/11	—	(1,004,168)
Euro	UBSW	Buy	6,270,000	8,938,199		8/22/11	139,974	—
Japanese Yen	BZWS	Sell	376,247,000	4,429,249		8/22/11	—	(245,686)
Japanese Yen	DBAB	Sell	376,727,000	4,440,441		8/22/11	—	(240,458)
Japanese Yen	MSCO	Sell	300,000,000	3,531,739		8/22/11	—	(195,814)
Euro	UBSW	Sell	6,274,000	8,065,980		8/23/11	—	(1,017,696)
Euro	UBSW	Buy	6,274,000	8,943,587		8/23/11	140,089	—
Japanese Yen	FBCO	Sell	746,218,000	8,779,035		8/23/11	—	(492,911)
Japanese Yen	CITI	Sell	751,731,000	8,864,439		8/23/11	—	(476,008)
Japanese Yen	DBAB	Sell	371,821,000	4,391,829		8/23/11	—	(228,141)
Indian Rupee	HSBC	Buy	143,891,000	2,979,171		8/24/11	211,095	—
Indian Rupee	DBAB	Buy	124,700,000	2,577,511		8/24/11	187,264	—
Japanese Yen	JPHQ	Sell	750,133,000	8,840,695		8/24/11	—	(479,952)
Japanese Yen	BZWS	Sell	747,636,000	8,833,546		8/24/11	—	(456,075)
Euro	BZWS	Sell	7,656,600	9,689,427		8/25/11	—	(1,395,315)
Japanese Yen	DBAB	Sell	685,950,000	8,081,836		8/25/11	—	(441,368)
Japanese Yen	BZWS	Sell	337,439,000	3,976,420		8/25/11	—	(216,395)
United States Dollar	CITI	Buy	7,760,297	6,137,727	EUR	8/25/11	—	(1,125,517)
Euro	UBSW	Sell	9,307,428	11,777,806		8/26/11	—	(1,696,475)
Euro	HSBC	Sell	8,279,000	10,443,296		8/26/11	—	(1,542,138)
Euro	UBSW	Buy	9,307,428	13,266,808		8/26/11	207,472	—
Japanese Yen	HSBC	Sell	2,493,199,000	29,825,345		8/26/11	—	(1,153,841)
Japanese Yen	UBSW	Sell	937,086,000	11,163,361		8/26/11	—	(480,379)
Japanese Yen	JPHQ	Sell	751,903,000	8,880,234		8/26/11	—	(462,519)
Swedish Krona	UBSW	Buy	30,000,000	3,154,541	EUR	8/26/11	159,389	—

TGB-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
United States Dollar	UBSW	Buy	16,993,151	13,425,892	EUR	8/26/11	$—	$(2,443,392)
United States Dollar	HSBC	Buy	14,772,566	11,710,875	EUR	8/26/11	—	(2,181,163)
United States Dollar	JPHQ	Buy	11,099,031	8,794,794	EUR	8/26/11	—	(1,633,115)
Euro	JPHQ	Sell	4,095,317	5,170,338		8/29/11	—	(757,853)
Euro	JPHQ	Sell	2,095,000	2,647,452		8/29/11	—	(385,173)
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,611,555		8/29/11	137,564	—
Japanese Yen	BZWS	Sell	890,300,000	10,574,388		8/30/11	—	(488,290)
Indian Rupee	DBAB	Buy	88,183,000	1,811,855		9/01/11	140,338	—
Japanese Yen	JPHQ	Sell	372,662,000	4,392,527		9/01/11	—	(238,155)
Indian Rupee	DBAB	Buy	25,000,000	511,876		9/27/11	39,063	—
Japanese Yen	JPHQ	Sell	172,207,000	2,055,712		9/30/11	—	(84,564)
Philippine Peso	HSBC	Buy	49,600,000	1,097,709		9/30/11	37,262	—
Philippine Peso	HSBC	Buy	39,700,000	878,562		10/03/11	29,669	—
Philippine Peso	HSBC	Buy	156,866,000	3,480,806		10/04/11	107,601	—
Philippine Peso	DBAB	Buy	195,560,000	4,346,164		10/04/11	127,392	—
Euro	UBSW	Sell	6,370,000	8,714,670		10/05/11	—	(496,604)
Philippine Peso	HSBC	Buy	233,867,000	5,225,144		10/05/11	124,307	—
Philippine Peso	DBAB	Buy	233,811,000	5,220,977		10/05/11	127,193	—
Philippine Peso	JPHQ	Buy	61,767,000	1,379,836		10/06/11	32,910	—
Philippine Peso	DBAB	Buy	191,936,000	4,314,526		10/07/11	75,141	—
Philippine Peso	JPHQ	Buy	76,627,000	1,729,768		10/11/11	22,202	—
Philippine Peso	DBAB	Buy	153,588,000	3,468,642		10/11/11	42,935	—
Philippine Peso	CITI	Buy	76,826,000	1,737,044		10/11/11	19,476	—
Philippine Peso	HSBC	Buy	153,878,000	3,469,706		10/11/11	48,502	—
Malaysian Ringgit	DBAB	Buy	11,434,805	3,645,721		10/12/11	111,926	—
Philippine Peso	DBAB	Buy	45,732,000	1,037,807		10/12/11	7,714	—
Malaysian Ringgit	DBAB	Buy	4,934,783	1,573,040		10/13/11	48,488	—
Philippine Peso	HSBC	Buy	76,252,000	1,717,581		10/13/11	25,554	—
Philippine Peso	JPHQ	Buy	194,374,000	4,386,190		10/13/11	57,237	—
Euro	HSBC	Sell	3,762,000	5,229,932		10/17/11	—	(207,973)
Philippine Peso	JPHQ	Buy	108,152,000	2,463,767		10/17/11	7,867	—
Euro	HSBC	Sell	3,753,000	5,264,333		10/18/11	—	(160,389)
Norwegian Krone	BZWS	Buy	30,824,000	3,765,775	EUR	10/18/11	229,421	—
Euro	HSBC	Sell	5,054,000	7,058,416		10/19/11	—	(246,584)
Norwegian Krone	BZWS	Buy	30,949,000	3,765,727	EUR	10/19/11	252,258	—
Philippine Peso	HSBC	Buy	154,149,000	3,493,699		10/19/11	28,593	—
Philippine Peso	DBAB	Buy	41,880,000	950,954		10/19/11	6,001	—
Philippine Peso	JPHQ	Buy	84,061,000	1,894,460		10/21/11	26,039	—
Philippine Peso	DBAB	Buy	167,411,000	3,771,877		10/21/11	52,877	—
Chilean Peso	CITI	Buy	921,291,798	1,849,984		10/25/11	93,014	—
Indian Rupee	DBAB	Buy	208,500,000	4,488,698		10/26/11	82,925	—
Indian Rupee	HSBC	Buy	213,392,000	4,601,941		10/26/11	76,944	—
Philippine Peso	HSBC	Buy	154,149,000	3,489,745		10/26/11	30,702	—
Philippine Peso	DBAB	Buy	165,158,000	3,744,145		10/26/11	27,724	—
Philippine Peso	JPHQ	Buy	82,631,000	1,873,634		10/26/11	13,488	—
Indian Rupee	DBAB	Buy	440,314,000	9,473,193		10/27/11	179,558	—
Indian Rupee	HSBC	Buy	317,880,000	6,876,055		10/27/11	92,646	—
Norwegian Krone	BZWS	Buy	61,766,000	7,531,521	EUR	10/27/11	476,346	—
Philippine Peso	HSBC	Buy	40,030,000	911,637		10/27/11	2,497	—
Chilean Peso	BZWS	Buy	199,342,000	393,568		10/28/11	26,704	—
Chilean Peso	DBAB	Buy	398,486,000	787,133		10/28/11	52,994	—
Philippine Peso	DBAB	Buy	146,355,000	3,332,312		10/28/11	9,635	—
Philippine Peso	HSBC	Buy	26,680,000	607,745		10/28/11	1,480	—

TGB-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	52,110,000	1,185,126		10/31/11	$4,514	$—
Philippine Peso	DBAB	Buy	26,150,000	607,843		11/04/11	—	(11,033)
Norwegian Krone	UBSW	Buy	47,173,200	5,682,902	EUR	11/07/11	459,839	—
Japanese Yen	CITI	Sell	341,992,119	4,230,534		11/08/11	—	(21,620)
Japanese Yen	BZWS	Sell	335,950,000	4,156,254		11/10/11	—	(20,861)
Japanese Yen	BZWS	Sell	429,663,000	5,357,394		11/14/11	14,857	—
Japanese Yen	UBSW	Sell	340,600,700	4,246,521		11/14/11	11,407	—
Philippine Peso	DBAB	Buy	48,500,000	1,126,545		11/14/11	—	(20,477)
Japanese Yen	DBAB	Sell	796,770,000	9,733,480		11/16/11	—	(173,961)
Japanese Yen	JPHQ	Sell	397,873,000	4,862,190		11/16/11	—	(85,164)
Euro	UBSW	Sell	4,794,427	6,494,531		11/17/11	—	(428,839)
Japanese Yen	BZWS	Sell	986,239,000	11,990,310		11/17/11	—	(273,210)
Japanese Yen	UBSW	Sell	317,836,000	3,860,044		11/17/11	—	(92,130)
Japanese Yen	HSBC	Sell	207,909,000	2,515,231		11/17/11	—	(70,041)
Euro	DBAB	Sell	933,877	1,259,295		11/18/11	—	(89,222)
Japanese Yen	BZWS	Sell	1,107,834,000	13,360,275		11/21/11	—	(415,801)
Norwegian Krone	MSCO	Buy	15,002,870	1,807,891	EUR	11/25/11	143,432	—
Euro	DBAB	Sell	1,300,570	1,737,236		11/28/11	—	(140,183)
Japanese Yen	BOFA	Sell	859,147,000	10,376,172		11/28/11	—	(308,214)
Norwegian Krone	UBSW	Buy	75,812,000	9,179,975	EUR	11/28/11	658,946	—
Norwegian Krone	MSCO	Buy	23,130,000	2,781,921	EUR	11/28/11	228,268	—
Japanese Yen	BZWS	Sell	1,251,786,000	15,116,363		11/29/11	—	(451,056)
Japanese Yen	CITI	Sell	310,702,000	3,754,253		11/29/11	—	(109,689)
Japanese Yen	DBAB	Sell	770,370,000	9,205,042		12/01/11	—	(375,604)
Norwegian Krone	UBSW	Buy	23,030,000	2,791,515	EUR	12/01/11	195,542	—
Euro	DBAB	Sell	5,440,000	7,078,800		12/02/11	—	(773,029)
Euro	HSBC	Sell	2,155,292	2,824,079		12/06/11	—	(286,365)
Euro	UBSW	Sell	1,343,551	1,789,315		12/07/11	—	(149,590)
Euro	BZWS	Sell	5,095,000	6,732,533		12/12/11	—	(618,983)
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,220,289		12/16/11	150,165	—
Japanese Yen	CITI	Sell	286,112,008	3,445,887		12/28/11	—	(113,323)
Japanese Yen	BZWS	Sell	285,057,504	3,434,883		12/28/11	—	(111,209)
Japanese Yen	JPHQ	Sell	285,510,329	3,463,124		12/28/11	—	(88,602)
Swedish Krona	DBAB	Buy	136,332,733	15,020,408	EUR	1/05/12	—	(346,212)
Euro	CITI	Sell	5,040,000	6,519,290		1/10/12	—	(745,917)
Japanese Yen	BZWS	Sell	277,330,000	3,353,446		1/10/12	—	(97,146)
Japanese Yen	UBSW	Sell	138,650,000	1,676,805		1/10/12	—	(48,304)
Japanese Yen	CITI	Sell	138,680,000	1,677,960		1/10/12	—	(47,523)
Euro	UBSW	Sell	13,846,000	17,922,609		1/11/12	—	(2,035,853)
Euro	DBAB	Sell	9,460,000	12,259,119		1/11/12	—	(1,377,097)
Euro	BZWS	Sell	1,726,000	2,233,444		1/11/12	—	(254,517)
Japanese Yen	DBAB	Sell	139,110,000	1,682,491		1/12/12	—	(48,391)
Japanese Yen	HSBC	Sell	139,250,000	1,687,572		1/12/12	—	(45,051)
Chilean Peso	MSCO	Buy	2,254,600,000	4,442,999		1/13/12	270,034	—
Euro	JPHQ	Sell	937,000	1,211,775		1/13/12	—	(138,782)
Japanese Yen	BZWS	Sell	394,150,000	4,771,792		1/13/12	—	(132,503)
Japanese Yen	HSBC	Sell	397,130,000	4,811,539		1/13/12	—	(129,835)
Japanese Yen	UBSW	Sell	313,510,000	3,797,176		1/13/12	—	(103,739)
Philippine Peso	JPHQ	Buy	374,905,000	8,515,730		1/13/12	—	(1,816)
Philippine Peso	HSBC	Buy	60,160,000	1,367,801		1/17/12	—	(1,920)
Euro	DBAB	Sell	4,856,000	6,438,109		1/18/12	—	(559,960)
Philippine Peso	DBAB	Buy	66,125,000	1,484,121		1/18/12	17,101	—
Philippine Peso	HSBC	Buy	115,942,000	2,602,806		1/18/12	29,401	—
Philippine Peso	DBAB	Buy	41,372,000	931,592		1/19/12	7,612	—
Philippine Peso	JPHQ	Buy	165,119,000	3,670,535		1/19/12	77,906	—
British Pound	BZWS	Buy	906,238	1,435,872		1/24/12	14,768	—

TGB-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Buy	903,679	1,430,452		1/24/12	$16,092	$—
British Pound	CITI	Buy	603,463	953,634		1/24/12	12,345	—
British Pound	DBAB	Buy	474,519	755,031		1/26/12	4,523	—
Japanese Yen	BZWS	Sell	1,079,470,000	13,122,660		1/26/12	—	(311,326)
Japanese Yen	UBSW	Sell	944,420,000	11,488,596		1/26/12	—	(264,695)
Japanese Yen	DBAB	Sell	897,860,782	10,935,263		1/26/12	—	(238,599)
Philippine Peso	HSBC	Buy	154,149,000	3,423,251		1/26/12	74,703	—
British Pound	MSCO	Buy	358,395	564,198		1/27/12	9,471	—
British Pound	JPHQ	Buy	119,423	190,002		1/27/12	1,154	—
British Pound	BZWS	Buy	601,378	945,862		1/27/12	16,740	—
Chilean Peso	DBAB	Buy	2,227,910,000	4,404,290		1/27/12	245,542	—
Euro	CITI	Sell	4,998,400	6,758,487		1/27/12	—	(442,597)
Japanese Yen	HSBC	Sell	1,162,462,488	14,183,290		1/27/12	—	(283,738)
British Pound	JPHQ	Buy	237,230	373,367		1/30/12	6,342	—
Chilean Peso	DBAB	Buy	5,127,860,000	10,218,932		1/30/12	479,687	—
Chilean Peso	JPHQ	Buy	675,370,000	1,337,102		1/30/12	71,971	—
British Pound	MSCO	Buy	116,956	185,153		1/31/12	2,043	—
Chilean Peso	DBAB	Buy	3,093,470,000	6,161,677		1/31/12	291,716	—
Euro	DBAB	Sell	31,205,000	42,438,800		1/31/12	—	(2,511,449)
British Pound	CITI	Buy	391,619	619,451		2/01/12	7,355	—
British Pound	MSCO	Buy	450,886	710,738		2/01/12	10,927	—
British Pound	BZWS	Buy	48,594	76,617		2/01/12	1,160	—
Euro	UBSW	Sell	5,540,000	7,543,763		2/01/12	—	(436,238)
Philippine Peso	HSBC	Buy	99,500,000	2,237,354		2/03/12	19,433	—
Philippine Peso	DBAB	Buy	155,800,000	3,505,772		2/03/12	27,972	—
Indian Rupee	JPHQ	Buy	21,500,000	445,873		2/06/12	17,790	—
Philippine Peso	HSBC	Buy	84,800,000	1,916,384		2/06/12	6,647	—
Philippine Peso	JPHQ	Buy	60,500,000	1,362,613		2/07/12	9,280	—
Singapore Dollar	DBAB	Buy	6,207,000	4,860,459		2/07/12	196,972	—
Singapore Dollar	HSBC	Buy	6,206,000	4,860,284		2/07/12	196,331	—
Australian Dollar	UBSW	Buy	10,557,970	10,238,591		2/08/12	766,009	—
Australian Dollar	MSCO	Buy	10,560,886	10,268,877		2/08/12	738,762	—
Euro	CITI	Sell	6,572,000	8,878,181		2/08/12	—	(586,100)
Euro	UBSW	Sell	4,929,000	6,676,084		2/08/12	—	(422,126)
Euro	HSBC	Sell	1,200,000	1,621,680		2/08/12	—	(106,430)
Norwegian Krone	UBSW	Buy	72,121,400	9,100,722	EUR	2/08/12	55,835	—
Singapore Dollar	DBAB	Buy	12,363,000	9,721,129		2/08/12	352,238	—
Australian Dollar	BZWS	Buy	3,351,000	265,734,300	JPY	2/09/12	184,611	—
Australian Dollar	CITI	Buy	3,351,000	265,901,850	JPY	2/09/12	182,525	—
Australian Dollar	DBAB	Buy	3,351,000	265,995,678	JPY	2/09/12	181,357	—
Euro	BZWS	Sell	800,000	1,078,400		2/09/12	—	(73,634)
Euro	HSBC	Sell	600,000	806,880		2/09/12	—	(57,146)
Euro	JPHQ	Sell	300,000	405,840		2/09/12	—	(26,173)
Euro	DBAB	Sell	180,000	242,431		2/09/12	—	(16,776)
Norwegian Krone	UBSW	Buy	100,802,700	12,673,686	EUR	2/09/12	143,790	—
Norwegian Krone	DBAB	Buy	144,025,000	18,112,935	EUR	2/09/12	198,229	—
Polish Zloty	DBAB	Buy	17,528,000	4,407,896	EUR	2/09/12	—	(93,595)
Singapore Dollar	BZWS	Buy	1,717,028	1,347,894		2/09/12	51,148	—
Chilean Peso	DBAB	Buy	1,145,000,000	2,326,290		2/10/12	59,624	—
Euro	BZWS	Sell	612,000	829,872		2/10/12	—	(51,404)
Japanese Yen	HSBC	Sell	413,563,000	5,052,077		2/10/12	—	(95,791)
Japanese Yen	MSCO	Sell	394,373,000	4,826,319		2/10/12	—	(82,680)
Polish Zloty	BZWS	Buy	17,528,000	4,405,238	EUR	2/10/12	—	(90,106)
Chilean Peso	DBAB	Buy	1,058,220,000	2,149,980		2/13/12	54,354	—

TGB-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	BZWS	Buy	1,142,900,000	2,319,196		2/13/12	$61,531	$—
Euro	UBSW	Sell	657,000	892,055		2/13/12	—	(53,925)
Singapore Dollar	HSBC	Buy	6,117,200	4,803,595		2/13/12	180,846	—
British Pound	BZWS	Buy	2,562,230	4,082,606		2/14/12	17,637	—
Chilean Peso	DBAB	Buy	1,130,600,000	2,305,465		2/14/12	49,374	—
Chilean Peso	MSCO	Buy	1,963,430,000	4,038,733		2/14/12	50,743	—
Malaysian Ringgit	DBAB	Buy	97,443,480	31,603,632		2/14/12	148,378	—
Polish Zloty	DBAB	Buy	17,528,000	4,365,194	EUR	2/14/12	—	(33,811)
Singapore Dollar	HSBC	Buy	4,404,400	3,458,582		2/14/12	130,251	—
Japanese Yen	JPHQ	Sell	144,920,000	1,765,595		2/15/12	—	(38,439)
Japanese Yen	DBAB	Sell	123,057,280	1,497,958		2/15/12	—	(33,917)
Chilean Peso	MSCO	Buy	3,554,470,000	7,382,077		2/16/12	19,574	—
Euro	JPHQ	Sell	1,971,000	2,636,410		2/16/12	—	(201,240)
Euro	UBSW	Sell	1,971,000	2,637,533		2/16/12	—	(200,117)
Euro	DBAB	Sell	2,038,000	2,734,629		2/17/12	—	(199,381)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,582,569		2/17/12	13,474	—
Singapore Dollar	DBAB	Buy	7,334,000	5,736,544		2/17/12	239,518	—
Singapore Dollar	HSBC	Buy	7,334,000	5,736,724		2/17/12	239,338	—
Singapore Dollar	BZWS	Buy	4,886,000	3,824,209		2/17/12	157,117	—
Chilean Peso	DBAB	Buy	1,455,470,000	3,009,657		2/21/12	19,424	—
Chilean Peso	JPHQ	Buy	1,055,800,000	2,167,411		2/21/12	29,889	—
Euro	UBSW	Sell	2,038,000	2,728,495		2/21/12	—	(205,118)
Chilean Peso	JPHQ	Buy	1,792,000,000	3,719,772		2/22/12	9,263	—
Japanese Yen	HSBC	Sell	385,460,000	4,651,662		2/22/12	—	(147,199)
Chilean Peso	DBAB	Buy	1,435,490,000	2,965,643		2/23/12	21,179	—
Japanese Yen	JPHQ	Sell	385,700,000	4,652,313		2/23/12	—	(149,604)
Singapore Dollar	DBAB	Buy	9,547,000	7,468,688		2/24/12	310,949	—
Chilean Peso	DBAB	Buy	2,094,920,000	4,297,757		2/27/12	59,167	—
Chilean Peso	CITI	Buy	2,285,090,000	4,709,098		2/27/12	43,332	—
Chilean Peso	MSCO	Buy	2,254,540,000	4,646,859		2/27/12	42,034	—
Euro	DBAB	Sell	5,346,000	7,284,299		2/27/12	—	(409,470)
Singapore Dollar	DBAB	Buy	5,952,000	4,667,869		2/27/12	182,370	—
Chilean Peso	JPHQ	Buy	593,800,000	1,223,069		2/28/12	11,751	—
Chilean Peso	MSCO	Buy	1,559,200,000	3,181,392		2/28/12	60,997	—
Chilean Peso	DBAB	Buy	790,050,000	1,632,200		2/29/12	10,540	—
Chilean Peso	BZWS	Buy	2,006,200,000	4,086,779		2/29/12	84,683	—
Euro	DBAB	Sell	3,252,140	4,444,049		2/29/12	—	(235,996)
Singapore Dollar	DBAB	Buy	5,960,000	4,668,212		2/29/12	188,604	—
Chilean Peso	BZWS	Buy	1,004,500,000	2,043,328		3/01/12	45,078	—
Chilean Peso	DBAB	Buy	1,253,970,000	2,553,390		3/01/12	53,676	—
Euro	DBAB	Sell	1,530,900	2,087,306		3/01/12	—	(115,686)
Japanese Yen	UBSW	Sell	447,200,000	5,501,021		3/01/12	—	(67,111)
Japanese Yen	JPHQ	Sell	401,100,000	4,934,793		3/01/12	—	(59,343)
Japanese Yen	HSBC	Sell	400,800,000	4,932,923		3/01/12	—	(57,477)
Chilean Peso	DBAB	Buy	1,253,970,000	2,553,390		3/02/12	53,381	—
Chilean Peso	DBAB	Buy	1,328,230,000	2,706,255		3/05/12	53,952	—
Euro	DBAB	Sell	1,536,000	2,099,251		3/05/12	—	(110,780)
Chilean Peso	DBAB	Buy	1,320,220,000	2,682,556		3/07/12	60,385	—
Euro	UBSW	Sell	6,915,000	9,567,248		3/08/12	—	(381,197)
Euro	MSCO	Sell	5,225,000	7,228,526		3/08/12	—	(288,556)
Euro	HSBC	Sell	1,844,000	2,548,408		3/08/12	—	(104,511)
Chilean Peso	DBAB	Buy	1,284,460,000	2,629,396		3/09/12	38,645	—

TGB-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	662,100,000	1,346,279		3/12/12	$28,548	$—
Chilean Peso	DBAB	Buy	2,600,220,000	5,301,695		3/15/12	95,740	—
Australian Dollar	CITI	Buy	16,742,000	15,737,313		3/19/12	1,626,031	—
Japanese Yen	CITI	Sell	407,702,000	5,074,644		3/19/12	—	(2,977)
Japanese Yen	MSCO	Sell	244,700,000	3,044,896		3/19/12	—	(2,659)
Japanese Yen	UBSW	Sell	330,530,000	4,114,396		3/19/12	—	(2,106)
Singapore Dollar	DBAB	Buy	7,978,100	6,254,047		3/19/12	248,064	—
Singapore Dollar	JPHQ	Buy	11,426,000	8,934,240		3/19/12	377,892	—
Singapore Dollar	HSBC	Buy	9,120,000	7,147,559		3/19/12	285,194	—
Australian Dollar	DBAB	Buy	8,192,166	7,679,992		3/21/12	814,094	—
Chilean Peso	JPHQ	Buy	1,065,000,000	2,137,481		3/21/12	71,706	—
Singapore Dollar	DBAB	Buy	8,589,700	6,700,757		3/21/12	299,889	—
Singapore Dollar	HSBC	Buy	6,864,000	5,360,615		3/21/12	233,577	—
Australian Dollar	DBAB	Buy	537,776	503,606		3/22/12	53,920	—
Japanese Yen	UBSW	Sell	242,774,840	3,005,643		3/23/12	—	(18,104)
Euro	DBAB	Sell	2,736,000	3,829,333		3/26/12	—	(104,485)
British Pound	MSCO	Buy	2,852,773	4,545,238		3/29/12	17,152	—
British Pound	DBAB	Buy	2,853,149	4,545,238		3/29/12	17,753	—
British Pound	BZWS	Buy	5,722,896	9,090,477		3/30/12	61,902	—
Chilean Peso	DBAB	Buy	1,252,750,000	2,510,018		3/30/12	85,978	—
New Israeli Shekel	MSCO	Buy	9,296,110	2,596,996		3/30/12	100,186	—
British Pound	FBCO	Buy	3,431,879	5,454,285		4/02/12	33,904	—
Chilean Peso	DBAB	Buy	1,330,940,000	2,656,408		4/02/12	100,674	—
Euro	DBAB	Sell	3,712,000	5,214,432		4/04/12	—	(121,000)
Euro	DBAB	Sell	2,488,000	3,482,304		4/05/12	—	(93,690)
Euro	HSBC	Sell	8,692,000	12,212,434		4/10/12	—	(278,369)
Euro	DBAB	Sell	7,243,000	10,201,041		4/10/12	—	(207,482)
Euro	UBSW	Sell	4,346,000	6,102,436		4/10/12	—	(142,966)
Indian Rupee	DBAB	Buy	159,915,000	3,413,340		4/11/12	5,233	—
Euro	UBSW	Sell	3,907,000	5,569,722		4/12/12	—	(44,425)
Indian Rupee	DBAB	Buy	342,913,000	7,346,037		4/13/12	—	(17,113)
Chilean Peso	MSCO	Buy	2,645,530,000	5,374,363		4/16/12	97,204	—
Euro	HSBC	Sell	6,919,000	9,915,481		4/16/12	—	(25,357)
Indian Rupee	JPHQ	Buy	230,330,000	4,921,581		4/16/12	—	(535)
Indian Rupee	JPHQ	Buy	226,092,000	4,802,294		4/18/12	27,101	—
Indian Rupee	DBAB	Buy	79,271,000	1,678,404		4/19/12	14,655	—
Indian Rupee	JPHQ	Buy	112,941,000	2,396,880		4/19/12	15,298	—
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,329,330		4/19/12	—	(8,965)
Chilean Peso	MSCO	Buy	2,370,410,000	4,788,707		4/20/12	111,619	—
Japanese Yen	UBSW	Sell	261,900,000	3,188,653		4/20/12	—	(74,801)
Japanese Yen	CITI	Sell	261,800,000	3,189,299		4/20/12	—	(72,909)
Euro	DBAB	Sell	4,545,000	6,425,948		4/23/12	—	(102,462)
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,812,498		4/23/12	—	(30,472)
Indian Rupee	DBAB	Buy	160,601,000	3,410,512		4/26/12	16,835	—
Chilean Peso	JPHQ	Buy	1,501,938,000	3,045,910		4/27/12	56,563	—
Indian Rupee	JPHQ	Buy	136,582,000	2,896,755		4/27/12	17,675	—
Chilean Peso	CITI	Buy	2,420,966,000	4,976,292		4/30/12	22,864	—
Indian Rupee	JPHQ	Buy	113,782,000	2,415,754		4/30/12	11,330	—
Indian Rupee	DBAB	Buy	71,377,981	1,505,547		4/30/12	17,016	—
Swedish Krona	BZWS	Buy	122,773,200	13,607,901	EUR	4/30/12	—	(485,468)
Euro	MSCO	Sell	1,259,000	1,851,970		5/07/12	44,434	—
Euro	DBAB	Sell	2,045,000	2,991,017		5/07/12	55,026	—
Euro	BZWS	Sell	1,259,000	1,850,818		5/07/12	43,282	—
Euro	FBCO	Sell	1,731,000	2,537,646		5/07/12	52,463	—
Euro	UBSW	Sell	629,000	902,238		5/09/12	—	(750)
Euro	DBAB	Sell	1,259,000	1,816,422		5/09/12	9,012	—

TGB-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Global Bond Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	CITI	Sell	733,721,000	9,128,949		5/10/12	$—	$(16,784)
Chilean Peso	MSCO	Buy	1,150,200,000	2,368,958		5/11/12	3,176	—
Japanese Yen	UBSW	Sell	733,361,000	9,122,540		5/11/12	—	(18,859)
Japanese Yen	DBAB	Sell	490,555,000	6,101,962		5/11/12	—	(12,843)
Euro	DBAB	Sell	1,812,000	2,538,521		5/18/12	—	(61,955)
Euro	DBAB	Sell	2,642,000	3,691,346		5/21/12	—	(99,901)
Euro	UBSW	Sell	1,812,000	2,531,002		5/21/12	—	(69,203)
Chilean Peso	MSCO	Buy	420,740,000	852,512		5/22/12	14,127	—
Indian Rupee	DBAB	Buy	217,594,000	4,559,807		6/01/12	64,766	—
Indian Rupee	HSBC	Buy	251,448,000	5,326,160		6/04/12	16,094	—
Euro	DBAB	Sell	785,200	1,123,692		6/06/12	—	(2,435)
Euro	UBSW	Sell	1,057,200	1,517,505		6/07/12	1,331	—
Euro	DBAB	Sell	2,033,100	2,927,969		6/07/12	12,216	—
Indian Rupee	DBAB	Buy	160,277,000	3,379,945		6/07/12	24,130	—
Indian Rupee	HSBC	Buy	42,784,000	908,558		6/08/12	15	—
Polish Zloty	DBAB	Buy	30,704,000	7,583,856	EUR	6/08/12	—	(34,251)
Polish Zloty	CITI	Buy	5,990,000	1,480,328	EUR	6/08/12	—	(7,836)
Euro	DBAB	Sell	16,210,600	23,377,407		6/11/12	132,358	—
Indian Rupee	DBAB	Buy	43,392,000	921,078		6/11/12	92	—
Swedish Krona	MSCO	Buy	55,369,800	6,074,660	EUR	6/11/12	—	(137,303)
Swedish Krona	DBAB	Buy	41,300,000	4,531,649	EUR	6/11/12	—	(103,269)
Euro	DBAB	Sell	6,935,000	9,949,645		6/13/12	5,954	—
Indian Rupee	HSBC	Buy	108,000,000	2,292,994		6/13/12	—	(780)
Swedish Krona	MSCO	Buy	27,990,100	3,064,681	EUR	6/13/12	—	(60,806)
Swedish Krona	BZWS	Buy	24,372,000	2,664,986	EUR	6/13/12	—	(47,866)
Euro	DBAB	Sell	1,448,000	2,068,989		6/14/12	—	(7,141)
Swedish Krona	MSCO	Buy	21,992,000	2,398,444	EUR	6/14/12	—	(34,237)
Indian Rupee	DBAB	Buy	108,614,000	2,300,657		6/18/12	3,278	—
Indian Rupee	DBAB	Buy	98,937,000	2,087,719		6/20/12	10,468	—
Indian Rupee	JPHQ	Buy	79,054,000	1,669,567		6/22/12	6,573	—
Indian Rupee	DBAB	Buy	119,627,000	2,538,773		6/25/12	—	(3,249)
Indian Rupee	HSBC	Buy	80,337,000	1,702,416		6/27/12	—	(40)
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,766,853		6/29/12	2,817	—
Swedish Krona	UBSW	Buy	302,991,000	32,586,637	EUR	6/29/12	168,310	—

Unrealized appreciation (depreciation)							22,618,204	(48,338,114)

Net unrealized appreciation (depreciation)								$(25,719,910)

*In U.S. dollars unless otherwise indicated.

At June 30, 2011, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
JPHQ	Receive	3.558%	3-month USD BBA LIBOR	3,240,000	3/4/21	$—	$(98,040)
DBAB	Receive	3.523%	3-month USD BBA LIBOR	14,630,000	3/28/21	—	(487,771)
CITI	Receive	4.347%	3-month USD BBA LIBOR	7,460,000	2/25/41	—	(462,306)
JPHQ	Receive	4.349%	3-month USD BBA LIBOR	7,460,000	2/25/41	—	(384,750)
JPHQ	Receive	4.320%	3-month USD BBA LIBOR	5,600,000	2/28/41	—	(325,694)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	1,870,000	3/1/41	—	(98,769)

Unrealized appreciation (depreciation)						—	(1,857,330)

Net unrealized appreciation (depreciation)							$(1,857,330)

*In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of these financial statements.

TGB-25

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Templeton Global Bond Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,975,941,252
Cost - Repurchase agreements	191,085,986

Total cost of investments	$2,167,027,238

Value - Unaffiliated issuers	$2,208,562,479
Value - Repurchase agreements	191,085,986

Total value of investments	2,399,648,465
Foreign currency, at value (cost $10,874,041)	10,923,473
Receivables:
Capital shares sold	1,573,669
Interest	27,020,047
Due from brokers	11,917,000
Unrealized appreciation on forward exchange contracts	22,618,204
Other assets	537

Total assets	2,473,701,395

Liabilities:
Payables:
Capital shares redeemed	4,199,569
Affiliates	1,787,119
Unrealized depreciation on forward exchange contracts	48,338,114
Unrealized depreciation on swap contracts	1,857,330
Accrued expenses and other liabilities	1,122,912

Total liabilities	57,305,044

Net assets, at value	$2,416,396,351

Net assets consist of:
Paid-in capital	$2,113,086,314
Undistributed net investment income	22,804,966
Net unrealized appreciation (depreciation)	205,708,999
Accumulated net realized gain (loss)	74,796,072

Net assets, at value	$2,416,396,351

The accompanying notes are an integral part of these financial statements.

TGB-26

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2011 (unaudited)

Templeton Global Bond Securities Fund
Class 1:
Net assets, at value	$291,254,073

Shares outstanding	14,753,773

Net asset value and maximum offering price per share	$19.74

Class 2:
Net assets, at value	$1,757,266,464

Shares outstanding	91,154,316

Net asset value and maximum offering price per share	$19.28

Class 3:
Net assets, at value	$202,111,008

Shares outstanding	10,485,915

Net asset value and maximum offering price per share[a]	$19.27

Class 4:
Net assets, at value	$165,764,806

Shares outstanding	8,458,875

Net asset value and maximum offering price per share	$19.60

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

TGB-27

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Templeton Global Bond Securities Fund
Investment income:
Interest (net of foreign taxes of $2,283,349)	$58,283,832

Expenses:
Management fees (Note 3a)	5,098,431
Distribution fees: (Note 3c)
Class 2	1,991,157
Class 3	234,378
Class 4	275,327
Unaffiliated transfer agent fees	1,662
Custodian fees (Note 4)	646,579
Reports to shareholders	239,989
Professional fees	35,786
Trustees' fees and expenses	3,877
Other	21,717

Total expenses	8,548,903

Net investment income	49,734,929

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	40,892,757
Foreign currency transactions	34,658,636
Futures contracts	3,393
Swap contracts	(464,772)

Net realized gain (loss)	75,090,014

Net change in unrealized appreciation (depreciation) on:
Investments	39,232,551
Translation of other assets and liabilities denominated in foreign currencies	(47,662,121)

Net change in unrealized appreciation (depreciation)	(8,429,570)

Net realized and unrealized gain (loss)	66,660,444

Net increase (decrease) in net assets resulting from operations	$116,395,373

The accompanying notes are an integral part of these financial statements.

TGB-28

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Bond Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$49,734,929	$93,415,601
Net realized gain (loss) from investments, foreign currency transactions, futures contracts and swap contracts	75,090,014	26,725,973
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(8,429,570)	123,023,722

Net increase (decrease) in net assets resulting from operations	116,395,373	243,165,296

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(15,683,467)	(3,860,853)
Class 2	(93,946,669)	(17,334,382)
Class 3	(10,753,201)	(2,167,994)
Class 4	(8,615,701)	(1,885,595)
Net realized gains:
Class 1	(1,762,080)	(610,541)
Class 2	(10,925,216)	(3,135,836)
Class 3	(1,252,885)	(394,847)
Class 4	(1,020,280)	(338,834)

Total distributions to shareholders	(143,959,499)	(29,728,882)

Capital share transactions (Note 2)
Class 1	21,845,503	48,911,860
Class 2	287,500,724	75,615,219
Class 3	20,981,651	21,722,929
Class 4	16,329,709	26,968,281

Total capital share transactions	346,657,587	173,218,289

Redemption fees	5,389	23,708

Net increase (decrease) in net assets	319,098,850	386,678,411
Net assets:
Beginning of period	2,097,297,501	1,710,619,090

End of period	$2,416,396,351	$2,097,297,501

Undistributed net investment income included in net assets:
End of period	$22,804,966	$102,069,075

The accompanying notes are an integral part of these financial statements.

TGB-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Global Bond Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements

TGB-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2011.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

TGB-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

The Fund entered into futures contracts primarily to manage interest rate and/or foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an underlying financial instrument for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 9 regarding other derivative information.

e. Income Taxes

It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund's financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

TGB-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security's interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

i. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,183,367	$24,027,973	4,522,323	$85,300,049
Shares issued in reinvestment of distributions	889,172	17,445,546	243,806	4,471,394
Shares redeemed	(972,226)	(19,628,016)	(2,152,653)	(40,859,583)

Net increase (decrease)	1,100,313	$21,845,503	2,613,476	$48,911,860

TGB-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	13,321,166	$264,665,255	23,116,184	$432,400,311
Shares issued in reinvestment of distributions	5,473,480	104,871,884	1,140,402	20,470,218
Shares redeemed	(4,143,657)	(82,036,415)	(20,598,509)	(377,255,310)

Net increase (decrease)	14,650,989	$287,500,724	3,658,077	$75,615,219

Class 3 Shares:
Shares sold	1,078,647	$21,430,695	2,390,123	$44,722,862
Shares issued in reinvestment of distributions	626,622	12,006,087	142,856	2,562,841
Shares redeemed	(632,520)	(12,455,131)	(1,387,144)	(25,562,774)

Net increase (decrease)	1,072,749	$20,981,651	1,145,835	$21,722,929

Class 4 Shares:
Shares sold	678,360	$13,617,725	1,871,353	$34,938,015
Shares issued on reinvestment of distributions	494,660	9,635,982	122,020	2,224,429
Shares redeemed	(342,579)	(6,923,998)	(549,061)	(10,194,163)

Net increase (decrease)	830,441	$16,329,709	1,444,312	$26,968,281

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

TGB-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Trust's Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2010, the Fund deferred realized capital losses of $1,905,817.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,177,035,599

Unrealized appreciation	$234,025,218
Unrealized depreciation	(11,412,352)

Net unrealized appreciation (depreciation)	$222,612,866

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps, tax straddles, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, financial futures transactions, bond discounts and premiums, swaps, and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $484,979,649 and $421,746,627, respectively.

7. CREDIT RISK

At June 30, 2011, the Fund had 15.40% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

TGB-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER DERIVATIVE INFORMATION

At June 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$1,857,330
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	22,618,204	Unrealized depreciation on forward exchange contracts	48,338,114

For the period ended June 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Interest rate contracts	Net realized gain (loss) from futures and swap contracts / Net change in unrealized appreciation (depreciation) on investments	$(461,379)	$(1,860,382)
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	31,169,870	(47,228,665)

For the period ended June 30, 2011, the average month end market value of derivatives represented 2.95% of average month end net assets. The average month end number of open derivative contracts for the period was 381.

See Note 1(d) regarding derivative financial instruments.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation

TGB-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

10. CREDIT FACILITY (continued)

and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$1,737,796,762	$—	1,737,796,762
Corporate Bonds		12,190,720		12,190,720
Municipal Bonds	—	35,455,384	—	35,455,384
Short Term Investments	—	614,205,599	—	614,205,599

Total Investments in Securities	$—	$2,399,648,465	$—	2,399,648,465

Forward Exchange Contracts	—	22,618,204	—	22,618,204
Liabilities:
Swaps	—	1,857,330	—	1,857,330
Forward Exchange Contracts	—	48,338,114	—	48,338,114

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

TGB-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio

BOFA - Bank of America Corp.	AUD - Australian Dollar	BHAC - Berkshire Hathaway Assurance Corp.
BZWS - Barclays Bank PLC	BRL - Brazilian Real	FRN - Floating Rate Note
CITI - Citigroup, Inc.	EGP - Egyptian Pound	GO - General Obligation
DBAB - Deutsche Bank AG	EUR - Euro	USD - Unified/Union School District
FBCO - Credit Suisse Group AG	GBP - British Pound
HSBC - HSBC Bank USA, N.A.	IDR - Indonesian Rupiah
JPHQ - JP Morgan Chase & Co.	ILS - New Israeli Shekel
MSCO - Morgan Stanley	KRW - South Korean Won
UBSW - UBS AG	LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona

TGB-38

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Bond Securities Fund

At December 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0148	$0.9287
Class 2	$0.0148	$0.8980
Class 3	$0.0148	$0.8963
Class 4	$0.0148	$0.8823

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGB-39

TEMPLETON GROWTH SECURITIES FUND

We are pleased to bring you Templeton Growth Securities Fund’s semiannual report for the period ended June 30, 2011.

Performance Summary as of 6/30/11

Templeton Growth Securities Fund – Class 1 delivered a total return of +8.63% for the six-month period ended 6/30/11.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed the +5.62% total return of the MSCI World Index for the period under review.1

Economic and Market Overview

Global stock markets rose in the first half of 2011, though the positive momentum from the previous year waned as European sovereign debt turmoil escalated and signs emerged of an economic slowdown. Furthermore, geopolitical unrest sweeping the Middle East and North Africa roiled oil markets, and a devastating earthquake and tsunami in Japan severely disrupted global supply chains during the period. While the market recovered from these interferences, economic growth concerns persisted. Officials at the U.S. Federal Reserve Board (Fed) cut their growth forecast for the world’s largest economy, and manufacturing slowed in most major regions of the world. Japan’s earthquake, an early surge in commodity prices and a fading inventory restocking cycle were all blamed for declining economic leading indicators. Nascent monetary policy tightening in most parts of the world was also thought to inhibit growth and cool the commodities rally. Asian and emerging market policymakers tightened aggressively as inflation reached post-crisis highs in many regions, while the European Central Bank raised interest rates for the first time in two years, deviating from the extraordinarily accommodative path of the Fed, which undertook a second round of quantitative easing during the reporting period.

Amid concerns of sustained accommodative monetary policy and declining economic growth rates in the U.S., politicians debated whether to raise the nation’s debt ceiling. Sovereign debt concerns continued to plague Europe, with Greece, Ireland, Portugal and Spain subject to rating downgrades in the first half of 2011. At period-end, European politicians were working to pass painful austerity budgets despite fierce popular resistance, and discussions were ongoing about restructuring

1. Source: © 2011 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging or developing markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund may have significant investments in one or more countries or in particular sectors, such as financial services, from time to time and may be at greater risk of adverse developments in a country or sector than a fund that invests more broadly. Because the Fund may invest in bonds and other debt obligations, its share price and yield may be affected by interest rate movements. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

debt payments of the region’s most troubled sovereigns. Despite these challenges, continued corporate profit strength and still favorable economic growth prospects in some regions of the world supported stock prices. Equity market leadership rotated toward defensive sectors as risk aversion increased, buoying even U.S. Treasuries toward period-end as near-term demand for perceived safe havens outweighed longer term concerns about the deteriorating U.S. credit profile. The dollar ultimately declined, however, against most currencies, broadly reflecting divergent interest rate and/or economic growth expectations.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

Despite gathering market headwinds, during the first half of 2011, most of the Fund’s sector groups and major regions delivered absolute gains. As signs of an economic slowdown emerged during the period, market leadership transitioned from economically sensitive, cyclical sectors such as materials and information technology, to defensive, counter-cyclical sectors such as health care and consumer staples. In this environment, a number of the Fund’s overweighted sectors and regions, including health care and Europe, were strong contributors.

The Fund’s overweighted position and stock selection in the health care sector benefited performance relative to the benchmark index.2 French pharmaceuticals manufacturer Sanofi was a top contributor, finding support in broker upgrades, positive clinical trials and early success with the integration of recently acquired biotechnology firm Genzyme. Major U.S. pharmaceutical manufacturer Pfizer and U.S. biotechnology firm Biogen Idec were also strong performers. Although investors’ rotation into defensive sectors largely drove health care’s outperformance during the period, we continued to believe that select sector stocks remained fundamentally undervalued and traded at levels that ignored the progress companies have made by prioritizing emerging market

2. The health care sector comprises biotechnology, health care providers and services, health care equipment and supplies, life sciences tools and services, and pharmaceuticals in the SOI.

growth, restructuring their cost bases, diversifying away from patent-exposed products and directing robust cash flows to productive uses such as shareholder returns and mergers and acquisitions.

Many consumer discretionary companies also generated robust cash flows and began to return more of that cash to shareholders.3 During the period, the diverse sector was a major contributor to absolute and relative performance, primarily due to stock selection. Among media stocks, U.S. cable operators Comcast and Time Warner Cable were strong performers, growing earnings and raising their dividends during the period as demand for their bundled services drove broadband market share gains and supported operating results. Elsewhere in the media industry, content producer Viacom also delivered strong returns, supported by growing content demand and affiliate fees from traditional cable operators and new web-based services such as Netflix and Hulu. The Fund’s automotive industry holdings also drove consumer discretionary sector outperformance. Shares of Hyundai Motor surged during the period as South Korea’s largest auto manufacturer boosted profitability and increased capacity to meet demand arising from production stoppages at earthquake-stricken Japanese competitors.4 The Fund’s Hyundai stake has been a very successful investment and we liquidated the position during the period to realize a gain as shares looked fairly valued to us.

While the Fund’s overweighted positions in the consumer discretionary and health care sectors were long-standing, so too has been our underweighted position in the financials sector, a result of what we believed was poor balance sheet transparency and limited valuation opportunities in recent years.5 Yet, we began to believe there are some increasingly compelling value propositions in the sector, which, after enjoying a liquidity-fueled rebound as governments intervened to avert systemic bankruptcy, was recently one of the market’s main laggards. Such weakness created what we considered attractive opportunities among select stocks, notably among European banks and insurers whose valuations were indiscriminately depressed due to the debt crisis in some regional countries. In the banking and diversified financials industries, balance sheets were repaired and business models realigned to focus on core areas of profitability. Yet we believe the market remained concerned about economic headwinds, and valuations

3. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; media; multiline retail and specialty retail in the SOI.

4. This holding is not an index component.

5. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, and real estate management and development in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/11

Company Sector/Industry, Country	% of Total Net Assets
Pfizer Inc.	2.2%
Pharmaceuticals, U.S.
Sanofi	2.1%
Pharmaceuticals, France
Comcast Corp.	2.1%
Media, U.S.
Vodafone Group PLC	2.1%
Wireless Telecommunication Services, U.K.
Microsoft Corp.	2.0%
Software, U.S.
Amgen Inc.	1.9%
Biotechnology, U.S.
Siemens AG	1.7%
Industrial Conglomerates, Germany
GlaxoSmithKline PLC	1.6%
Pharmaceuticals, U.K.
News Corp.	1.6%
Media, U.S.
Royal Dutch Shell PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

ignored growth opportunities inherent in a wave of industry restructuring and expansion focused on underleveraged markets and underserved consumers. Dutch financial services conglomerate ING Groep, whose ongoing restructuring initiatives began to generate positive operating results during the period, was a top performer and is an excellent example of the type of values we found in the sector. Similarly, in the insurance industry, many firms — such as French life insurer AXA, another top sector performer — divested underpriced businesses, rebuilt significant excess capital and avoided risk assets, and we continued to find what we considered attractive valuation opportunities in the insurance industry as well.

Stock selection and underweighting in the materials sector helped relative results, as did stock selection in the energy sector.6 Both sectors also delivered absolute gains despite heightened commodity price volatility and investors’ rotation out of cyclically leveraged stocks. We found few long-term value opportunities among metals and mining stocks given historically high current valuations and profit levels, and we largely avoided the industry. Energy stock performance is also closely correlated to the price of industrial commodities, yet we found what we considered significantly more attractive valuation opportunities in this cyclical sector. Tightening oil fundamentals and the increasing cost and complexity of extracting oil and gas from the ground could improve the market environment for energy producers and oilfield services providers, and we will seek to use near-term volatility to uncover select opportunities in the energy sector.

The Fund’s information technology stocks outperformed those of the benchmark index as weakness among hardware holdings such as Cisco Systems and Japanese tech firms such as film manufacturer Konica Minolta Holdings and video game developer Nintendo was nearly offset by the strength of software holdings.7 Notably, shares of information technology consultant Accenture rallied on strong earnings results and company management’s forecast that global expansion and heightened regulation could increase demand for its services. We believe sector valuations remained attractive and businesses targeting productivity-enhancing investments in an uncertain economic climate

6. The materials sector comprises construction materials, and metals and mining in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

7. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; IT services; semiconductors and semiconductor equipment; and software in the SOI.

will help support tech demand, particularly after an extended period of modest corporate spending on technology.

We found fewer opportunities in the consumer staples sector, where we believe elevated valuations did not adequately protect investors from risks associated with rising input costs and increasing price competition.8 Most of the Fund’s consumer staples holdings delivered absolute gains, but our stock selection and underweighted position dampened relative performance during a period when the sector benefited from investors’ defensive rotation. The industrials sector, in contrast, was negatively impacted by investors’ rotation into defensive sectors, and the Fund’s nearly even-weighted holdings were relative detractors.9 Netherlands-based Koninklijke Philips Electronics, which missed earnings targets and forecast near-term headwinds based on supply-chain disruptions related to the Japanese earthquake, was a sector laggard. Shares were weak in recent quarters due to the introduction of a new management team and cyclical pressures on the company’s health care and lighting divisions; yet, such concerns appeared to us discounted in the company’s share price, while investors appeared to largely ignore the potential for structural improvements in each of its divisions.

Another sector that hindered relative performance was our overweighted telecommunication services position.10 The sector’s performance was largely attributable to weakness at Turkish incumbent mobile operator Turkcell Iletisim Hizmetleri, which declined due to weaker-than-expected earnings, an ongoing shareholder dispute and concerns about escalating geopolitical turmoil in the Mediterranean region.4 Nonetheless, we remained favorable toward the stock, which we regarded as low valued, and continued to find what we considered attractive opportunities in the global telecommunications sector at large in light of the modest valuations, generous dividend yields and significant emerging market growth exposure of select stocks, in our view.

From a geographic perspective, Europe and the U.S. were significant relative contributors to Fund performance, largely due to stock selection in the U.S. and overweighting and stock selection in Europe.

8. The consumer staples sector comprises food and staples retailing, and food products in the SOI.

9. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, professional services, road and rail, and trading companies and distributors in the SOI.

10. The telecommunications services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Also aiding Fund performance was stock selection in Asia, as well as an underweighting in Japan.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

At Templeton, we continued to find long-term opportunities we feel are attractive in regions and sectors around the world, particularly those impaired by negative sentiment. After a two-year market rally, global equities were no longer indiscriminately cheap; however, we think selective values remained for disciplined investors with long-term horizons. While a gathering economic slowdown certainly posed a threat to equity performance in the near term, we were not surprised to see lead indicators moderating at this stage of the economic cycle. We would note that we believe the depressed valuation profile of Templeton’s core holdings could provide downside support in the event of further retrenchment. Over the longer term, we see excellent potential for growth opportunities in the global marketplace and believe that high-quality large cap stocks with robust and diversified cash flows remained among the market’s cheapest.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Growth Securities Fund – Class 1

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Fund-Level Expenses Incurred During Period* 1/1/11–6/30/11
Actual	$1,000	$1,086.30	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 1 shares (0.77%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31,
Class 1			2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.19		$10.56	$8.34	$15.68	$16.16	$13.98

Income from investment operations[a]:
Net investment income[b]	0.17		0.17	0.17	0.29	0.27	0.29
Net realized and unrealized gains (losses)	0.79		0.62	2.36	(6.50)	0.19	2.67

Total from investment operations	0.96		0.79	2.53	(6.21)	0.46	2.96

Less distributions from:
Net investment income	(0.18)		(0.16)	(0.31)	(0.26)	(0.25)	(0.23)
Net realized gains	—		—	—	(0.87)	(0.69)	(0.55)

Total distributions	(0.18)		(0.16)	(0.31)	(1.13)	(0.94)	(0.78)

Net asset value, end of period	$11.97		$11.19	$10.56	$8.34	$15.68	$16.16

Total return[c]	8.63%		7.74%	31.33%	(42.13)%	2.55%	22.20%
Ratios to average net assets[d]
Expenses before expense reduction	0.77%		0.77%	0.79%	0.78%	0.77%	0.78%
Expenses net of expense reduction	0.77%	[e]	0.77% [e]	0.79% [e]	0.78% [e]	0.76%	0.78% [e]
Net investment income	2.86%		1.71%	2.00%	2.64%	1.64%	1.93%

Supplemental data
Net assets, end of period (000’s)	$1,639,428		$1,348,622	$824,575	$371,700	$406,538	$413,871
Portfolio turnover rate	9.72%	[f]	9.61%	14.95%	18.37%	20.45%	20.29% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 2		2010	2009	2008	2007	2006

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.01	$10.40	$8.20	$15.44	$15.93	$13.81

Income from investment operations[a]:
Net investment income[b]	0.15	0.15	0.16	0.29	0.22	0.24
Net realized and unrealized gains (losses)	0.79	0.60	2.32	(6.44)	0.20	2.63

Total from investment operations	0.94	0.75	2.48	(6.15)	0.42	2.87

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.28)	(0.22)	(0.22)	(0.20)
Net realized gains	—	—	—	(0.87)	(0.69)	(0.55)

Total distributions	(0.15)	(0.14)	(0.28)	(1.09)	(0.91)	(0.75)

Net asset value, end of period	$11.80	$11.01	$10.40	$8.20	$15.44	$15.93

Total return[c]	8.58%	7.39%	31.10%	(42.32)%	2.35%	21.81%
Ratios to average net assets[d]
Expenses before expense reduction	1.02%	1.02%	1.04%	1.03%	1.02%	1.03%
Expenses net of expense reduction	1.02% [e]	1.02% [e]	1.04% [e]	1.03% [e]	1.01%	1.03% [e]
Net investment income	2.61%	1.46%	1.75%	2.39%	1.39%	1.68%

Supplemental data
Net assets, end of period (000’s)	$1,550,927	$1,626,885	$1,718,894	$1,513,557	$3,182,203	$2,821,818
Portfolio turnover rate	9.72%[f]	9.61%	14.95%	18.37%	20.45%	20.29% [f]

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31,
Class 4		2010	2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.11	$10.50	$8.31	$14.08

Income from investment operations[b]:
Net investment income[c]	0.15	0.14	0.14	0.09
Net realized and unrealized gains (losses)	0.79	0.61	2.36	(4.73)

Total from investment operations	0.94	0.75	2.50	(4.64)

Less distributions from:
Net investment income	(0.14)	(0.14)	(0.31)	(0.26)
Net realized gains	—	—	—	(0.87)

Total distributions	(0.14)	(0.14)	(0.31)	(1.13)

Net asset value, end of period	$11.91	$11.11	$10.50	$8.31

Total return[d]	8.53%	7.31%	30.98%	(35.79)%
Ratios to average net assets[e]
Expenses[f]	1.12%	1.12%	1.14%	1.13%
Net investment income	2.51%	1.36%	1.65%	2.29%

Supplemental data
Net assets, end of period (000’s)	$64,909	$60,569	$56,218	$24,877
Portfolio turnover rate	9.72% [g]	9.61%	14.95%	18.37%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 95.3%
Aerospace & Defense 0.3%
BAE Systems PLC	United Kingdom	2,203,809	$11,266,773
[a]BAE Systems PLC, 144A	United Kingdom	377	1,927

			11,268,700

Air Freight & Logistics 2.0%
Deutsche Post AG	Germany	753,314	14,496,392
FedEx Corp.	United States	157,810	14,968,278
United Parcel Service Inc., B	United States	491,100	35,815,923

			65,280,593

Airlines 0.9%
Deutsche Lufthansa AG	Germany	806,124	17,511,632
[b]International Consolidated Airlines Group SA	United Kingdom	2,676,290	10,899,013

			28,410,645

Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, B	France	258,072	25,238,957

Automobiles 2.0%
[b]Mazda Motor Corp.	Japan	6,772,000	17,749,109
Nissan Motor Co. Ltd.	Japan	1,809,400	18,924,474
Toyota Motor Corp.	Japan	702,100	28,779,951

			65,453,534

Biotechnology 2.3%
[b]Amgen Inc.	United States	1,033,710	60,316,979
[b]Biogen Idec Inc.	United States	147,610	15,782,461

			76,099,440

Capital Markets 1.8%
Credit Suisse Group AG	Switzerland	391,996	15,245,325
Morgan Stanley	United States	593,320	13,652,293
Nomura Holdings Inc.	Japan	3,459,000	17,014,645
[b]UBS AG	Switzerland	700,659	12,774,860

			58,687,123

Commercial Banks 3.8%
DBS Group Holdings Ltd.	Singapore	1,906,000	22,748,482
HSBC Holdings PLC	United Kingdom	2,467,624	24,432,863
ICICI Bank Ltd., ADR	India	306,200	15,095,660
Intesa Sanpaolo SpA	Italy	5,569,481	14,828,607
KB Financial Group Inc.	South Korea	595,044	28,162,813
UniCredit SpA	Italy	8,377,550	17,737,109

			123,005,534

Commercial Services & Supplies 0.1%
[b]Rentokil Initial PLC	United Kingdom	2,761,340	4,214,522

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Communications Equipment 2.6%
[b]Brocade Communications Systems Inc.	United States	2,757,190	$17,811,448
Cisco Systems Inc.	United States	1,954,030	30,502,408
Telefonaktiebolaget LM Ericsson, B	Sweden	2,422,581	34,928,091

			83,241,947

Computers & Peripherals 1.0%
[b]Dell Inc.	United States	1,006,930	16,785,523
Seagate Technology	United States	990,888	16,012,750

			32,798,273

Construction & Engineering 0.2%
Carillion PLC	United Kingdom	788,930	4,763,296

Construction Materials 1.0%
CRH PLC	Ireland	1,537,069	34,036,536

Consumer Finance 1.0%
American Express Co.	United States	637,570	32,962,369

Diversified Financial Services 3.0%
Bank of America Corp.	United States	1,205,300	13,210,088
Citigroup Inc.	United States	439,420	18,297,449
[b]ING Groep NV	Netherlands	4,012,279	49,392,455
JPMorgan Chase & Co.	United States	434,210	17,776,557

			98,676,549

Diversified Telecommunication Services 4.1%
France Telecom SA	France	1,631,460	34,695,364
KT Corp., ADR	South Korea	839,501	16,319,900
Singapore Telecommunications Ltd.	Singapore	16,293,000	41,916,372
Telefonica SA	Spain	1,200,988	29,363,593
Telekom Austria AG	Austria	512,129	6,535,442
Telenor ASA	Norway	205,011	3,328,953

			132,159,624

Electrical Equipment 0.5%
[c]Alstom SA	France	282,195	17,400,251

Electronic Equipment, Instruments & Components 1.0%
[b]Flextronics International Ltd.	Singapore	1,795,060	11,524,285
TE Connectivity Ltd.	United States	590,638	21,711,853

			33,236,138

Energy Equipment & Services 3.1%
Baker Hughes Inc.	United States	392,860	28,505,921
Halliburton Co.	United States	665,650	33,948,150
Noble Corp.	United States	604,890	23,838,715
SBM Offshore NV	Netherlands	552,865	14,623,687

			100,916,473

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Food & Staples Retailing 2.0%
CVS Caremark Corp.	United States	959,390	$36,053,876
Tesco PLC	United Kingdom	4,559,350	29,413,719

			65,467,595

Food Products 1.3%
Nestle SA	Switzerland	468,151	29,092,400
Unilever NV	Netherlands	372,730	12,218,329

			41,310,729

Health Care Equipment & Supplies 1.3%
Covidien PLC	United States	290,868	15,482,904
Medtronic Inc.	United States	718,180	27,671,475

			43,154,379

Health Care Providers & Services 0.5%
Quest Diagnostics Inc.	United States	258,160	15,257,256

Hotels, Restaurants & Leisure 0.7%
Compass Group PLC	United Kingdom	2,392,572	23,067,831

Industrial Conglomerates 4.5%
General Electric Co.	United States	1,819,420	34,314,261
Koninklijke Philips Electronics NV	Netherlands	1,203,241	30,901,825
Siemens AG	Germany	402,466	55,182,793
Tyco International Ltd.	United States	523,578	25,880,461

			146,279,340

Insurance 6.0%
ACE Ltd.	United States	253,230	16,667,599
[b]AIA Group Ltd.	Hong Kong	4,310,600	14,956,302
Aviva PLC	United Kingdom	5,310,492	37,419,390
AXA SA	France	914,986	20,792,006
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	192,637	29,429,792
Progressive Corp.	United States	1,065,400	22,778,252
RenaissanceRe Holdings Ltd.	United States	226,430	15,838,778
[b]Swiss Re Ltd.	Switzerland	494,332	27,756,201
Torchmark Corp.	United States	126,697	8,126,346

			193,764,666

IT Services 1.7%
Accenture PLC, A	United States	723,627	43,721,543
[b]SAIC Inc.	United States	711,490	11,967,262

			55,688,805

Life Sciences Tools & Services 0.4%
Lonza Group AG	Switzerland	174,647	13,667,665

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Machinery 0.2%
[b]Navistar International Corp.	United States	138,080	$7,795,997

Media 9.5%
Comcast Corp., Special A	United States	2,767,322	67,052,212
News Corp., A	United States	2,900,232	51,334,107
Pearson PLC	United Kingdom	1,096,488	20,703,500
Reed Elsevier NV	Netherlands	529,505	7,106,560
Time Warner Cable Inc.	United States	431,770	33,695,331
Time Warner Inc.	United States	590,340	21,470,666
Viacom Inc., B	United States	881,788	44,971,188
Vivendi SA	France	1,553,352	43,193,481
The Walt Disney Co.	United States	503,560	19,658,982

			309,186,027

Metals & Mining 0.4%
Alcoa Inc.	United States	810,780	12,858,971

Multiline Retail 0.4%
Target Corp.	United States	271,200	12,721,992

Office Electronics 0.4%
Konica Minolta Holdings Ltd.	Japan	1,688,300	14,029,845

Oil, Gas & Consumable Fuels 7.0%
BP PLC	United Kingdom	5,428,147	39,938,481
Chevron Corp.	United States	322,660	33,182,354
Eni SpA	Italy	1,014,315	23,990,525
Gazprom, ADR	Russia	1,402,740	20,409,867
Royal Dutch Shell PLC, A	United Kingdom	16,649	592,582
Royal Dutch Shell PLC, B	United Kingdom	1,386,931	49,475,870
Statoil ASA	Norway	793,092	20,085,724
Total SA, B	France	684,566	39,589,811

			227,265,214

Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	United States	275,310	7,972,978
GlaxoSmithKline PLC	United Kingdom	2,495,101	53,428,540
Merck & Co. Inc.	United States	996,091	35,152,051
Merck KGaA	Germany	228,497	24,844,993
Novartis AG	Switzerland	808,393	49,515,033
Pfizer Inc.	United States	3,415,963	70,368,838
Roche Holding AG	Switzerland	249,478	41,747,805
Sanofi	France	854,497	68,698,414

			351,728,652

Professional Services 0.9%
Adecco SA	Switzerland	141,340	9,060,687
Hays PLC	United Kingdom	3,935,963	6,509,490
Randstad Holding NV	Netherlands	301,421	13,932,744

			29,502,921

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Real Estate Management & Development 1.0%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,581,833	$23,132,663
Swire Pacific Ltd., A	Hong Kong	565,046	8,314,038

			31,446,701

Road & Rail 0.4%
East Japan Railway Co.	Japan	233,070	13,317,458

Semiconductors & Semiconductor Equipment 2.5%
Samsung Electronics Co. Ltd.	South Korea	58,710	45,449,354
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14,281,625	35,805,105

			81,254,459

Software 4.9%
Microsoft Corp.	United States	2,504,479	65,116,454
Nintendo Co. Ltd.	Japan	63,900	11,961,655
Oracle Corp.	United States	1,437,470	47,307,138
SAP AG	Germany	595,763	35,974,701

			160,359,948

Specialty Retail 1.9%
The Home Depot Inc.	United States	376,990	13,654,578
Inditex SA	Spain	143,666	13,091,913
Kingfisher PLC	United Kingdom	7,778,598	33,363,147

			60,109,638

Trading Companies & Distributors 1.2%
Itochu Corp.	Japan	2,322,840	24,034,852
Wolseley PLC	United Kingdom	490,655	15,997,091

			40,031,943

Wireless Telecommunication Services 3.9%
China Mobile Ltd.	China	856,000	7,931,069
[b]Sprint Nextel Corp.	United States	5,177,840	27,908,558
[b]Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,743,960	23,630,658
Vodafone Group PLC	United Kingdom	25,224,948	66,939,497

			126,409,782

Total Common Stocks (Cost $2,862,553,628)			3,103,528,318

Preferred Stocks 0.8%
Metals & Mining 0.5%
Vale SA, ADR, pfd., A	Brazil	515,880	14,939,885

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	374,650	11,494,262

Total Preferred Stocks (Cost $21,935,721)			26,434,147

Non-Registered Mutual Funds (Cost $11,910,000) 0.5%
Diversified Financial Services 0.5%
[b,d,e,f]Templeton China Opportunities Fund, Ltd., Reg D	China	1,192,192	15,260,060

Total Investments before Short Term Investments (Cost $2,896,399,349)			3,145,222,525

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2011 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Principal Amount	Value
Short Term Investments 3.5%
Time Deposits 0.8%
Paribas Corp., 0.04%, 7/01/11	United States	$25,000,000	25,000,000

U.S. Government and Agency Securities 2.1%
[g]FHLB, 8/31/11 - 9/14/11	United States	35,000,000	34,999,030
[g]FNMA, 8/31/11 - 9/28/11	United States	35,000,000	34,999,085

Total U.S. Government and Agency Securities			69,998,115

		Shares
[h]Investments from Cash Collateral Received for Loaned Securities 0.6%
Money Market Funds 0.6%
[i]BNY Mellon Overnight Government Fund, 0.05%	United States	16,928,388	16,928,388

Total Short Term Investments (Cost $111,918,405)			111,926,503

Total Investments (Cost $3,008,317,754) 100.1%			3,257,149,028
Other Assets, less Liabilities (0.1)%			(1,885,776)

Net Assets 100.0%			$3,255,263,252

See Abbreviations on page TG-30.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2011, the value of this security was $1,927, representing less than 0.01% of net assets.

bNon-income producing.

cA portion or all of the security is on loan at June 30, 2011. See Note 1(d).

dSee Note 1(c) regarding investment in Templeton China Opportunities Fund, Ltd.

eSee Note 8 regarding restricted securities.

fSee Note 9 regarding holdings of 5% voting securities.

gThe security is traded on a discount basis with no stated coupon rate.

hSee Note 1(d) regarding securities on loan.

iThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Templeton Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,996,407,754
Cost - Non-controlled affiliated issuers (Note 9)	11,910,000

Total cost of investments	$3,008,317,754

Value - Unaffiliated issuers	$3,241,888,968
Value - Non-controlled affiliated issuers (Note 9)	15,260,060

Total value of investments (includes securities loaned in the amount $16,332,003)	3,257,149,028
Cash	1,207,155
Receivables:
Investment securities sold	14,207,717
Capital shares sold	119,335
Dividends	9,887,934
Other assets	778

Total assets	3,282,571,947

Liabilities:
Payables:
Investment securities purchased	5,220,186
Capital shares redeemed	1,972,159
Affiliates	2,612,902
Payable upon return of securities loaned	16,928,388
Accrued expenses and other liabilities	575,060

Total liabilities	27,308,695

Net assets, at value	$3,255,263,252

Net assets consist of:
Paid-in capital	$3,296,413,934
Undistributed net investment income	40,971,861
Net unrealized appreciation (depreciation)	249,057,214
Accumulated net realized gain (loss)	(331,179,757)

Net assets, at value	$3,255,263,252

Class 1:
Net assets, at value	$1,639,427,903

Shares outstanding	136,945,055

Net asset value and maximum offering price per share	$11.97

Class 2:
Net assets, at value	$1,550,926,769

Shares outstanding	131,429,638

Net asset value and maximum offering price per share	$11.80

Class 4:
Net assets, at value	$64,908,580

Shares outstanding	5,452,070

Net asset value and maximum offering price per share	$11.91

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2011 (unaudited)

Templeton Growth Securities Fund
Investment income:
Dividends (net of foreign taxes of $5,073,115)	$55,851,358
Interest	62,423
Income from securities loaned	2,288,184

Total investment income	58,201,965

Expenses:
Management fees (Note 3a)	11,759,459
Distribution fees: (Note 3c)
Class 2	2,028,377
Class 4	110,521
Unaffiliated transfer agent fees	2,354
Custodian fees (Note 4)	186,902
Reports to shareholders	351,658
Professional fees	61,867
Trustees’ fees and expenses	6,522
Other	34,298

Total expenses	14,541,958
Expense reductions (Note 4)	(75)

Net expenses	14,541,883

Net investment income	43,660,082

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (includes gains from a redemption in-kind of $9,941,638) (Note 11)	130,313,335
Foreign currency transactions	275,183

Net realized gain (loss)	130,588,518

Net change in unrealized appreciation (depreciation) on:
Investments	92,698,112
Translation of other assets and liabilities denominated in foreign currencies	(41,043)

Net change in unrealized appreciation (depreciation)	92,657,069

Net realized and unrealized gain (loss)	223,245,587

Net increase (decrease) in net assets resulting from operations	$266,905,669

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Growth Securities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010

Increase (decrease) in net assets:
Operations:
Net investment income	$43,660,082	$41,851,542
Net realized gain (loss) from investments and foreign currency transactions	130,588,518	(42,734,201)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	92,657,069	206,309,126

Net increase (decrease) in net assets resulting from operations	266,905,669	205,426,467

Distributions to shareholders from:
Net investment income:
Class 1	(23,962,804)	(15,588,191)
Class 2	(19,367,342)	(21,721,910)
Class 4	(766,075)	(762,562)

Total distributions to shareholders	(44,096,221)	(38,072,663)

Capital share transactions: (Note 2)
Class 1	192,054,002	446,712,026
Class 2	(195,666,983)	(178,452,057)
Class 4	(9,942)	774,782

Total capital share transactions	(3,622,923)	269,034,751

Net increase (decrease) in net assets	219,186,525	436,388,555
Net assets:
Beginning of period	3,036,076,727	2,599,688,172

End of period	$3,255,263,252	$3,036,076,727

Undistributed net investment income included in net assets:
End of period	$40,971,861	$41,408,000

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty separate funds. The Templeton Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in non-registered money market funds are valued at the net asset value. Time deposits are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in Templeton China Opportunities Fund, Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

d. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Securities Lending (continued)

day. The collateral is invested in a money market fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of June 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,146,214	$189,857,050	56,324,674	$579,159,138
Shares issued in reinvestment of distributions	2,081,912	23,962,804	1,592,257	15,588,191
Shares redeemed in-kind (Note 11)	(62,046)	(778,675)	—	—
Shares redeemed	(1,767,228)	(20,987,177)	(15,424,906)	(148,035,303)

Net increase (decrease)	16,398,852	$192,054,002	42,492,025	$446,712,026

Class 2 Shares:
Shares sold	3,620,129	$42,172,599	7,805,671	$79,205,936
Shares issued in reinvestment of distributions	1,706,374	19,367,342	2,250,975	21,721,910
Shares redeemed in-kind (Note 11)	(7,322,431)	(90,358,797)	—	—
Shares redeemed	(14,277,159)	(166,848,127)	(27,579,182)	(279,379,903)

Net increase (decrease)	(16,273,087)	$(195,666,983)	(17,522,536)	$(178,452,057)

Class 4 Shares:
Shares sold	248,066	$2,908,129	792,359	$8,038,832
Shares issued on reinvestment of distributions	66,906	766,075	78,292	762,562
Shares redeemed	(314,152)	(3,684,146)	(772,020)	(8,026,612)

Net increase (decrease)	820	$(9,942)	98,631	$774,782

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	over $100 million, up to and including $250 million
0.800%	over $250 million, up to and including $500 million
0.750%	over $500 million, up to and including $1 billion
0.700%	over $1 billion, up to and including $5 billion
0.675%	over $5 billion, up to and including $10 billion
0.655%	over $10 billion, up to and including $15 billion
0.635%	over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

e. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

g. Other Affiliated Transactions

At June 30, 2011, Franklin Templeton Variable Insurance Products Trust – Franklin Templeton VIP Founding Funds Allocation Fund owned 44.3% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2011, the custodian fees were reduced as noted in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$103,613,248
2017	294,580,232
2018	55,299,629

$453,493,110

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,020,098,804

Unrealized appreciation	$517,350,018
Unrealized depreciation	(280,299,794)

Net unrealized appreciation (depreciation)	$237,050,224

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of passive foreign investment company shares and foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2011, aggregated $445,639,869 and $313,468,817, respectively. Sales of investments excludes redemptions in-kind of $86,085,875.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

8. RESTRICTED SECURITIES (continued)

At June 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
1,192,192	Templeton China Opportunities Fund Ltd., Reg D (0.47% of Net Assets)	3/17/10	$11,910,000	$15,260,060

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2011, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
Templeton China Opportunities Fund Ltd., Reg D	1,192,192	—	—	1,192,192	$15,260,060	$—	$—

Total Affiliated Securities (0.47% of Net Assets)

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2011, the Fund did not use the Global Credit Facility.

11. REDEMPTION IN-KIND

During the period ended June 30, 2011, the Fund realized $9,941,638 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders they will be reclassified from accumulated net realized gains to paid-in capital.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:
Diversified Financial Services	$98,676,549	$—	$15,260,060	$113,936,609
Other Equity Investments[a,b]	3,031,285,916	—	—	3,031,285,916
Short Term Investments	—	111,926,503	—	111,926,503

Total Investments in Securities	$3,129,962,465	$111,926,503	$15,260,060	$3,257,149,028

aIncludes common preferred stocks as well as other equity investments

bFor detailed industry descriptions, see the accompanying Statement of Investments.

At June 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into (Out of) Level 3	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets
Equity Investments-Diversified Financial Services	$14,592,433	$—	$—	$—	$667,627	$15,260,060	$667,627

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

13. NEW ACCOUNTING PRONOUNCEMENTS (continued)

of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency	Selected Portfolio

CHF - Swiss Franc	ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Growth Securities Fund

At December 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0172	$0.1440
Class 2	$0.0172	$0.1217
Class 4	$0.0172	$0.1171

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

For indexes sourced by Morningstar: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell® is a trademark and RussellTM is a servicemark of the Frank Russell Company.

Barclays Capital (BC) U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Barclays Capital (BC) U.S. Government Index: Intermediate Component is the intermediate component of the BC U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Citigroup World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Credit Suisse (CS) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

FTSE EPRA/NAREIT Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets. FTSE® is a trademark of London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. All rights in and to the FTSE MPF Index series (including currency adjusted indices) are vested in FTSE. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by FTSE for any errors or for any loss arising from use of this publication.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/11, there were 189 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/11, there were 65 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/11, there were 75 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds Classification in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity

I-1

restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/11, there were 122 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

MSCI Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada. The index is calculated in local currency and includes reinvested daily net dividends.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the largest U.S. companies based on total market capitalization and represents the majority of the investable U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.

Standard & Poor’s 500 Index (S&P 500) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Standard & Poor’s Global REIT Index is designed to measure performance of the investable universe of publicly traded real estate investment trusts. Index constituents generally derive the majority of their revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

I-2

Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 19, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included reports prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.    The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals of all Funds. The Lipper reports prepared for each of the individual Funds showed the investment performance of Class 1 shares for those having such class of shares and Class 2 shares for those Funds that did not have Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2011, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for only five full years, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-lowest quintile of its performance universe, and on an annualized basis to be in the middle quintile of such universe for its previous three- and five-year periods. In discussing the one-year performance, management pointed out that it largely reflected portfolio stock selections within the health care, consumer discretionary, materials and financials sectors and discussed steps being taken to improve performance. The Board found the Fund’s performance as set forth in the Lipper report to be acceptable and did not warrant any change in portfolio management, noting that the Fund’s actual total return for the one-year period as shown in the Lipper report exceeded 23%.

Franklin Global Real Estate Securities Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-lowest quintile of such universe for the one-year period, and on an annualized basis to also be in the lowest quintile of such universe for the previous three-, five- and 10-year periods. The Board noted that on May 1, 2007, the Fund had changed portfolio managers and also had adopted a global investment mandate and that management had taken steps to improve the Fund’s performance, including the appointment of an additional portfolio manager in 2010. The Board intends to continue monitoring the Fund’s results, but was satisfied with the efforts being made by management to improve performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period to be in the highest or best performing quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to also be in the highest quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to also be in the highest quintile of its performance universe, and on an annualized basis for the previous three-year period to be in the second-highest quintile of such universe, and for each of the previous five- and 10-year periods to be in the middle quintile of such performance universe. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such universe, and on an annualized basis to also be in the second-lowest quintile for the previous three- and five-year periods, but to be in the highest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the middle quintile of its performance universe for the one-year period, and, on an annualized basis to be in the second-highest quintile of such universe for the previous three-year period, and to be in the middle quintile of such universe for each of the previous five- and 10-year periods. In discussing the Fund’s performance with the Board, management pointed out, among other things, the Fund’s somewhat higher quality, lower risk bias, including its underweighted positioning at the start of 2010 in the financials industry, which was a top performer during the first quarter of 2010. The Board believed the Fund’s performance was acceptable and did not warrant any change in portfolio management, noting the Fund’s actual income and total returns for the one-year period as shown in the Lipper report were 7.36% and 15%, respectively, and that its income return for each of the one-year and annualized three- and five-year periods was in each case within 68 basis points or less of the performance universe median.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of such universe for the one-year period and to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the second-highest quintile of its performance universe for the one-year period and on an annualized basis to be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the second-lowest quintile of such universe for the one-year period, but on an annualized basis to be in the highest or best performing quintile of such universe for the previous three-year period, the second-highest quintile of such universe for the previous five-year period, and the second-lowest quintile of such universe for the previous 10-year period. In reviewing the Fund’s one-year performance, management pointed out, among other things, that it reflected the Fund’s overweighted position in the health care industry and discussed with the Board steps being taken to position the Fund to benefit from a continuing recovery of the U.S. economy. The Board believed the Fund’s overall performance as set forth in the Lipper report to be acceptable, noting that its one-year return exceeded 18%.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for only five full years, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the upper half of such universe for the one-year period and to be in the second-highest quintile of such universe on an annualized basis for its previous three- and five-year periods. The Board was satisfied with the Fund’s performance as set forth in the Lipper report.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the upper half of the performance universe for the one-year period, and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as set forth in the Lipper report.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest or best performing quintile of such performance universe, and on an annualized basis to be in the middle quintile of such universe for each of the previous three- and 10-year periods, and the second-highest quintile for the previous five-year period. The Board found the Fund’s performance as set forth in the Lipper report to be satisfactory.

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the upper half of such universe, and on an annualized basis to be in the second-highest performing quintile of such universe for the previous three-year period, and to be in the middle quintile of such universe for each of the previous five- and 10-year periods. The Board found the Fund’s investment performance as set forth in the Lipper report to be satisfactory.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of such performance universe for the one-year period, and on an annualized basis to also be in the second-highest quintiles of such universe during the previous three- and five-year periods, and in the lowest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the second-highest quintile of such universe during the one-year period, and on an annualized basis to be in either the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Templeton VIP Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only three full years and the Lipper report showed its income return to be in the highest quintile of such performance universe for the one-year period, and to be in the second-highest quintile of such universe for each of the previous two years. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such universe and to be in the highest quintile of such universe for the previous year and lowest quintile of such universe for the year before that. The Fund’s performance, which reflects those of the three underlying funds in which it invests, was discussed with management and the Board believed that no change in investment strategy or portfolio management was warranted, noting the Fund’s short period of operations, as well as the fact that the Fund’s total return for the one-year period was nearly 16% as shown in the Lipper report.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-highest quintile of such universe and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to also be in the second-highest quintile of such universe for the one-year period, as well as for each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Mutual Global Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period, but on an annualized basis to be in the highest or best performing quintile of such universe for each of the previous three-, five- and 10-year periods. In discussing the Fund’s performance during the one-year period, management explained that it reflected the Fund’s relatively high cash position, which hurt performance in a rising market, as well as other factors such as the Fund’s portfolio being underweighted in the materials and energy sectors. The Board found the Fund’s overall performance as set forth in the Lipper report to be satisfactory, noting the Fund’s total return for the one-year period exceeded 15%.

Mutual International Securities Fund – The performance universe for this Fund consisted of the Fund and all other international core funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for one full year at the date of the Lipper report, which showed its total return during such year to be in the highest or best performing quintile of such universe. The Board was pleased with such performance, but did not believe it to be particularly meaningful in view of the Fund’s short period of operations.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest or best performing quintile of such universe, and on an annualized basis to be in the second-highest quintile for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of the performance universe, but on an annualized basis to be in the upper half of such universe for the previous three-year period, the second-highest quintile of such universe for the previous five-year period, and the highest quintile of such universe for the previous 10-year period. In discussing the Fund’s total return for the one-year period, management explained that it reflected the Fund’s relatively high cash position, which hurt performance in a rising market, as well as other factors, such as the Fund’s portfolio being underweighted in certain sectors such as industrials, energy, and high-multiple technology stocks. The Board was satisfied with the Fund’s overall performance as shown in the Lipper report, noting that its total return for the one-year period exceeded 15%.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-lowest quintile of such performance universe and on an annualized basis to be in the highest quintile of such universe during the previous three-year period, and the second-lowest

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

quintile of such universe during each of the previous five- and 10-year periods. The Board had discussed with management steps being taken to improve the Fund’s investment portfolio process and noted that investment flexibility had been limited by significant net redemptions during the one-year period. The Board also noted that the Fund’s total return as shown in the Lipper report for the one-year period exceeded 20% and was within 90 basis points of the performance universe median during such period. While intending to continuously monitor future performance, the Board believed the Fund’s performance as set forth in the Lipper report did not warrant any change in portfolio management or overall investment approach.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-highest quintile of such performance universe and on an annualized basis to be in the highest or best performing quintile of such universe in each of the previous three- and five-year periods, and the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s investment performance as set forth in the Lipper report.

Templeton Global Bond Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such performance universe, but on an annualized basis to be in the highest or best performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the highest or best performing quintile of its performance universe and on an annualized basis to also be in the highest quintile of such universe during each of the previous three-, five- and 10-year periods. Management discussed the Fund’s income return for the one-year period, pointing out that underperformance was primarily due to mark to market losses on currency forwards held in the Fund’s portfolio during the prior year that offset regular income such as bond coupons. The Board was satisfied with the Fund’s performance as set forth in the Lipper report, noting such explanation of one-year income return performance.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of such performance universe and on an annualized basis to be in the middle quintiles of such universe for each of the previous three- and five-year periods, and to be in the second-highest quintile of such universe for the previous 10-year period. The Board noted steps taken by management to improve performance, including changes in the Fund’s portfolio managers that had taken place in recent years and found the Fund’s performance as shown in the Lipper report to be acceptable.

COMPARATIVE EXPENSES.    Consideration was given to expense comparison information contained in the Lipper reports furnished for each Fund that compared its management fees and total expense ratio with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee rate in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for the same class of shares for all funds within a particular Lipper expense group. The results of such comparisons showed that both the contractual investment management fee rates and actual total expense ratios of the following Funds were in the least expensive quintile of their respective Lipper expense group: Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Strategic Income Securities Fund, Templeton Global Bond Securities Fund and Franklin U.S. Government Fund. The Board was satisfied with the comparative contractual investment management fees and expenses of these

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Funds as shown in their Lipper reports. The contractual investment management fee rates and actual total expense ratio of each of Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Securities Fund and Franklin Templeton VIP Founding Funds Allocation Fund were below the medians of their Lipper expense groups. The contractual investment management fee rate of Templeton Foreign Securities Fund was at the median of its Lipper expense group, but its actual total expense ratio was below the median of such group. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates for Mutual International Securities Fund, Templeton Growth Securities Fund, Franklin Global Real Estate Securities Fund and Franklin Large Cap Value Securities Fund were in the most expensive quintiles of their Lipper expense groups, but in each case their actual total expense ratios were at or below the medians of such groups. The Board was satisfied with the comparative expenses of these Funds as shown in their Lipper reports, noting that, with the exception of Templeton Growth Securities Fund, the expenses of these Funds were subsidized through fee waivers. The contractual investment management fee rate and actual total expense ratio of Franklin Flex Cap Growth Securities Fund were both within 20 basis points above the median of its Lipper expense group, while its actual total expense ratio, excluding 12b-1 fees, was below the median of such expenses for the expense group. The Board found the comparative expenses of this Fund as shown in its Lipper report to be acceptable, noting its expenses were subsidized through fee waivers. The contractual investment management fee rate and actual expense ratio for Franklin Large Cap Growth Securities Fund were in each case above, but within 10 basis points of the medians of its Lipper expense group. The Board found the comparative expenses of this Fund as shown in its Lipper reports to be acceptable. The contractual investment management fee rate and actual total expense ratio of Templeton Developing Markets Securities Fund were each in the most expensive quintile of its Lipper expense group. While acknowledging cost factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in developing markets geographical areas, the Board believed it appropriate to reduce the Fund’s investment management fee and negotiated with the Manager downward revisions in such fee as discussed under “Economies of Scale.” The contractual investment management fee rates and total expense ratios of both Mutual Global Discovery Securities Fund and Mutual Shares Securities Fund were in the most expensive quintiles of their Lipper expense groups, but the actual total expense ratio of Mutual Global Discovery Securities Fund was within 11 basis points of its expense group median, and the actual total expense ratio of Mutual Shares Securities Fund was within nine basis points of its expense group median. In discussing these comparative expenses, management stated its view that the expenses of these Funds were at an appropriate level in view of their superior investment performance, the quality and experience of their portfolio managers and the research-driven, fundamental value strategy employed in their portfolio selections. The Board found the comparative expenses of these Funds to be acceptable noting the points raised by management.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Fund operations, including potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE.    The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. In the case of Franklin Templeton VIP Founding Funds Allocation Fund, the management fees of the underlying funds in which it invests have management fee breakpoints that extend beyond their existing asset sizes, and in the case of each of the other Funds, their management fees contain breakpoints that extend beyond their existing asset sizes. To the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedule of investment management fees provides a sharing of benefits for each Fund and its shareholders. The current management advisory fee schedule for Templeton Developing Markets Securities Fund, reflecting reductions implemented effective May 1, 2010, provides a rate of 1.25% on the first $500 million of Fund net assets; 1.20% on the next $2.5 billion of Fund net assets; 1.15% on the next $1 billion of Fund net assets; 1.10% on the next $11 billion of Fund net assets; 1.05% on the next $5 billion of Fund net assets; and 1.00% on net assets in excess of $20 billion. The Board negotiated with management downward revisions in such fee effective May 1, 2011, so as to be at a rate of 1.10% on the first $1 billion of Fund net assets; 1.05% on the next $4 billion of Fund net assets; 1.00% on the next $5 billion of Fund net assets; 0.95% on the next $5 billion of Fund net assets; 0.90% on the next $5 billion of Fund net assets; and 0.85% on Fund net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. At the end of 2010, the Fund’s net assets were approximately $843 million, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provide a sharing of benefits with this Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

VALUE	BLEND	GROWTH	SECTOR	GLOBAL	INTERNATIONAL	HYBRID	ASSET ALLOCATION	FIXED INCOME

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Franklin Templeton Institutional, LLC

Templeton Asset Management, Ltd.

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.	FTVIP S 08/11

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 25, 2011

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer

Date August 25, 2011